    As filed with the Securities and Exchange Commission on April 18, 2008



                                                             File Nos. 333-96777

                                                                      811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []

                        Post-Effective Amendment No. 22


                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 130


                                                                             [x]
                        (Check Appropriate Box or Boxes)



              First MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)

                   First MetLife Investors Insurance Company

                              (Name of Depositor)


                    200 Park Avenue New York, New York 10166

        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)

                                 (800) 989-3752



                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                    (Name and Address of Agent for Service)

                               Richard C. Pearson

                            Executive Vice President

                   First MetLife Investors Insurance Company

                             c/o Richard C. Pearson

                            5 Park Plaza, Suite 1900

                            Irvine, California 92614

                                 (949) 223-5680


                                   COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                         1275 Pennsylvania Avenue, N.W.

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]    on April 28, 2008 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.



[]     on (date) pursuant to paragraph (a)(1) of Rule 485.



If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 28, 2008
                                      TO
                        PROSPECTUS DATED APRIL 28, 2008

This supplement describes an increase in certain Purchase Payment Credits applicable to Series/Class XC variable annuity contracts issued by MetLife Investors USA Insurance Company, MetLife Investors Insurance Company and First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement provides information in addition to the prospectus dated April 28, 2008 for the contract. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

1. HIGHLIGHTS

Add the following after the second paragraph under "HIGHLIGHTS":

    "For contracts issued on or after April 28, 2008, the amount of the Purchase Payment Credit is 6%. For contracts issued on or after April 28, 2008, there is no additional 1% credit for contracts with purchase payments of $1 million or more. This Purchase Payment Credit increase does not apply retroactively to contracts issued before April 28, 2008. For contracts issued from April 28, 2008 until the date we change or rescind this Purchase Payment Credit increase, the Purchase Payment Credit increase will apply to your initial purchase payment and each subsequent purchase payment received by us prior to the contract anniversary immediately following your 81st birthday. For this Purchase Payment Credit increase to apply to your contract, the MetLife Annuity Service Center must receive your application (with all required documents) in good order before the date when the Purchase Payment Credit increase is no longer in effect. We reserve the right to change or rescind this Purchase Payment Credit increase for contracts issued based on applications received after June 30, 2008."

2. PURCHASE

Add the following after the second paragraph under "Purchase Payment Credit":

    "For contracts issued on or after April 28, 2008, the Purchase Payment Credit is an amount equal to 6% of the purchase payment. For contracts issued on or after April 28, 2008, there is no additional 1% credit for contracts with purchase payments of $1 million or more. This Purchase Payment Credit increase does not apply retroactively to contracts issued before April 28, 2008.

    For contracts issued from April 28, 2008 until the date we change or rescind this Purchase Payment Credit increase, the Purchase Payment Credit increase will apply to your initial purchase payment and each subsequent purchase payment received by us prior to the contract anniversary immediately following your 81st birthday (if joint owners are named, the age of the oldest owner will apply, and if a non-natural person owns the contract, then the annuitant's age will apply). For this Purchase Payment Credit increase to apply to your contract, the MetLife Annuity Service Center must receive your application (with all required documents) in good order before the date when the Purchase Payment Credit increase is no longer in effect. We reserve the right to change or rescind this Purchase Payment Credit increase for contracts issued based on applications received after June 30, 2008."

                                                                   SUPP-PPC0408

Add the following at the end of the discussion of "Accumulation Units," after the Example:

    "EXAMPLE FOR CONTRACTS ISSUED ON OR AFTER APRIL 28, 2008 (WHILE THE PURCHASE PAYMENT CREDIT INCREASE IS IN EFFECT):

    On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. We add an additional $300 to your contract as a Purchase Payment Credit. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $12.50. We divide $5,300 by $12.50 and credit your contract on Monday night with 424 accumulation units for the Lord Abbett Growth and Income Portfolio."

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

             5 Park Plaza, Suite 1900     Telephone: 800-343-8496
             Irvine, CA 92614

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 28, 2008
                                      TO
                       PROSPECTUSES DATED APRIL 28, 2008

For contracts issued on or after December 17, 2007, this supplement describes the annuity date provision under the contract offered by the selling firm to which your account representative is associated. This supplement applies to the Class XC, C, L and VA variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement provides information in addition to that contained in the prospectus dated April 28, 2008 for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1. ANNUITY DATE

In the "ANNUITY PAYMENTS (THE INCOME PHASE)--Annuity Date" section of the prospectus, replace the second and third paragraphs with the following:

    When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten
    (10) years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot change your annuity date to a date beyond age 95 of the annuitant (see "Other Information--Annuitant" for the definition of annuitant and permitted changes of the annuitant).

    PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE ELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED WITHDRAWAL BENEFIT, A GUARANTEED MINIMUM INCOME BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, AND THE RIDER CONTINUES IN EFFECT AT THE TIME OF ANNUITIZATION, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIFETIME WITHDRAWAL GUARANTEE) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER. For a Guaranteed Withdrawal Benefit rider where annuitization must occur no later than age 95 of the annuitant, there are several annuity income options to choose from during the annuity phase that you should be aware of. (See "Annuitization" below in this prospectus supplement).

2. LIFETIME WITHDRAWAL GUARANTEE--REMAINING GUARANTEED WITHDRAWAL AMOUNT

In the "Description of the Lifetime Withdrawal Guarantee" section of the "LIVING BENEFITS" section of the prospectus, replace the last paragraph of the "Remaining Guaranteed Withdrawal Amount" subsection with the following:

    At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee rider. When the annuitant attains age 95, your contract must be annuitized. Annuitization may provide higher income amounts and/or different tax treatment than the payments received under the Lifetime Withdrawal Guarantee rider. (See "Annuitization" below in this prospectus supplement.)

                                                                 SUPP-MLFAN08NY

3. ANNUITIZATION

Add the following at the end of the "Guaranteed Withdrawal Benefit" section of the "LIVING BENEFITS" section of the prospectus, just before the "Guaranteed Minimum Accumulation Benefit" section:

    GUARANTEED WITHDRAWAL BENEFIT AND ANNUITIZATION. At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing any Guaranteed Withdrawal Benefit rider. For contracts issued on or after December 17, 2007, when the annuitant attains age 95, your contract must be annuitized. (See "Annuity Date" above in this prospectus supplement.) At the required annuitization date you must select one of the following annuity income options:

    1)  Annuitize the account value under the contract's annuity provisions.

    2) Elect to receive the Annual Benefit Payment paid each year until the Benefit Base under the Enhanced GWB is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.

    3) Elect to receive the Annual Benefit Payment under the Lifetime Withdrawal Guarantee paid each year until your death (or the later of your and your spousal beneficiary's death for the Joint Life version of the Lifetime Withdrawal Guarantee). If you (or you and your spousal beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

Since the annuity date at the time you purchase the contract is the later of age 90 of the annuitant or 10 years from contract issue date, you will need to make an election if you would like to extend your annuity date to age 95 of the annuitant. At the time of annuitization, you will need to select an annuity income option from one of the above referenced payout options (or any other annuity income option available under your contract) (see "ANNUITY PAYMENTS (THE INCOME PHASE)--Annuity Options" in the prospectus). The default annuity income option is a life annuity with 10 years of annuity payments guaranteed. We will increase your payments so your aggregate payments will not be less than what you would have received under a GWB rider, including the Lifetime Withdrawal Guarantee.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

             Distributor:
             MetLife Investors
             Distribution Company         Telephone: 800-343-8496
             5 Park Plaza, Suite 1900
             Irvine, CA 92614

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                      FIRST METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                           FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                        CLASS XC




                                                                  APRIL 28, 2008




This prospectus describes the flexible premium deferred variable annuity contract offered by First MetLife Investors Insurance Company (First
MetLife Investors or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.




                               The annuity contract has 41 investment choices -

a fixed account that offers an interest rate guaranteed by us, and 40 investment portfolios listed below. Effective for contracts issued on and after May 1, 2003, the fixed account is not available as an investment choice during the accumulation phase of the contract, except in connection with an enhanced dollar cost averaging program. Except as stated, above, you can put your money in the fixed account and/or any of these investment portfolios.



The expenses for a contract with a Purchase Payment Credit may be higher than expenses for a contract without a credit. The amount of the Purchase
Payment Credit may be more than offset by the fees and charges associated with the credit.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C):

     American Funds Bond Portfolio (Class C)

     American Funds Growth Portfolio (Class C)

     American Funds International Portfolio (Class C)

     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio

         (formerly Neuberger Berman Real Estate Portfolio)


     Harris Oakmark International Portfolio


     Lazard Mid Cap Portfolio

     Legg Mason Partners Aggressive Growth Portfolio


     Legg Mason Value Equity Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio


     Lord Abbett Mid Cap Value Portfolio

     Met/AIM Small Cap Growth Portfolio

     Met/Franklin Mutual Shares Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio


     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio


     Rainier Large Cap Equity Portfolio

     RCM Technology Portfolio

     T. Rowe Price Mid Cap Growth Portfolio


     Third Avenue Small Cap Value Portfolio


     Turner Mid Cap Growth Portfolio


     Van Kampen Comstock Portfolio




METROPOLITAN SERIES FUND, INC. (CLASS B OR, AS NOTED, CLASS E):


     BlackRock Money Market Portfolio

     Davis Venture Value Portfolio (Class E)

     Harris Oakmark Focused Value Portfolio

     Jennison Growth Portfolio

     MetLife Stock Index Portfolio

     Western Asset Management U.S. Government Portfolio

MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio




MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C):

     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B):

     Met/Franklin Templeton Founding Strategy Portfolio



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Variable Annuity Contract.



To learn more about the First MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 28, 2008. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 64 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.




The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 28, 2008

TABLE OF CONTENTS                                              PAGE
                         PAGE






INDEX OF SPECIAL TERMS .................   4
HIGHLIGHTS .............................   5
FEE TABLES AND EXAMPLES ................   7
1. THE ANNUITY CONTRACT ................  14
     Market Timing .....................  15
2. PURCHASE ............................  15
     Purchase Payments .................  15
     Termination for Low Account Value .  15
     Allocation of Purchase Payments ...  15
     Purchase Payment Credit ...........  16
     Free Look .........................  17
     Accumulation Units ................  17
     Account Value .....................  17
     Replacement of Contracts ..........  17
3. INVESTMENT OPTIONS ..................  18
     Transfers .........................  20
     Dollar Cost Averaging Programs ....  23
     Three Month Market Entry Program ..  24
     Automatic Rebalancing Program .....  24
     Description of the MetLife Asset
Allocation
       Program .........................  25
     Voting Rights .....................  25
     Substitution of Investment Options   25
4. EXPENSES ............................  26
     Product Charges ...................  26
     Account Fee .......................  26
     Guaranteed Minimum Income Benefit
- Rider
       Charge ..........................  26
     Guaranteed Withdrawal Benefit -      27
  Rider Charge
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge ..........  28
     Withdrawal Charge .................  28
     Reduction or Elimination of the
Withdrawal
       Charge ..........................  29
     Premium and Other Taxes ...........  29
     Transfer Fee ......................  29
     Income Taxes ......................  29
     Investment Portfolio Expenses .....  29
5. ANNUITY PAYMENTS
     (THE INCOME PHASE) ................  30
     Annuity Date ......................  30
     Annuity Payments ..................  30
     Annuity Options ...................  31
6. ACCESS TO YOUR MONEY ................  33
     Systematic Withdrawal Program .....  33
     Suspension of Payments or            34
  Transfers
7. LIVING BENEFITS .....................  34
     Overview of Living Benefit Riders .  34


     Guaranteed Income Benefit .........  35
     GMIB, Qualified Contracts and
Decedent
       Contracts .......................  35
     Description of GMIB ...............  36
     Guaranteed Withdrawal Benefits ....  37
     Description of the Lifetime          39
  Withdrawal Guarantee
     Description of the Enhanced
Guaranteed
       Withdrawal Benefit ..............  43
     Description of the Guaranteed
Withdrawal Benefit
       I ...............................  46
     Guaranteed Minimum Accumulation      46
  Benefit
8. PERFORMANCE .........................  52
9. DEATH BENEFIT .......................  52
     Upon Your Death ...................  52
     Standard Death Benefit - Principal   52
  Protection
     Optional Death Benefit - Annual      53
  Step-Up
     General Death Benefit Provisions ..  53
     Spousal Continuation ..............  54
     Death of the Annuitant ............  54
     Controlled Payout .................  54
10. FEDERAL INCOME TAX STATUS ..........  54
     Taxation of Non-Qualified            55
  Contracts
     Taxation of Qualified Contracts ...  57
     Tax Benefits Related to the Assets
of the Separate
       Account .........................  60
     Possible Tax Law Changes ..........  60
11. OTHER INFORMATION ..................  60
     First MetLife Investors ...........  60
     The Separate Account ..............  60
     Distributor .......................  61
     Selling Firms .....................  61
     Requests and Elections ............  63
     Ownership .........................  64
     Legal Proceedings .................  64
     Financial Statements ..............  64
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION .................  64
APPENDIX A ............................. A-1
     Condensed Financial Information ... A-1
APPENDIX B ............................. B-1
     Participating Investment            B-1
  Portfolios
APPENDIX C ............................. C-1
     EDCA Examples with Multiple         C-1
  Purchase Payments
APPENDIX D ............................. D-1
     Guaranteed Withdrawal Benefit       D-1
  Examples

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                            PAGE

Account Value..............................................................17
Accumulation Phase.........................................................14
Accumulation Unit..........................................................17
Annual Benefit Payment.......................................39 and 43
Annuitant..................................................................64
Annuity Date...............................................................30
Annuity Options............................................................31
Annuity Payments...........................................................30
Annuity Units..............................................................30
Beneficiary................................................................64
Benefit Base...............................................................43
Business Day...............................................................16
Fixed Account..............................................................14
Guaranteed Accumulation Amount.............................................47
Guaranteed Principal Adjustment............................................41
Guaranteed Withdrawal Amount...............................................44
GWB Withdrawal Rate........................................................43
Income Base................................................................36
Income Phase...............................................................14
Investment Portfolios......................................................18
Joint Owners...............................................................64
Owner......................................................................64
Purchase Payment Credit....................................................16
Purchase Payment...........................................................15
Remaining Guaranteed Withdrawal Amount.....................................39
Separate Account...........................................................60
Total Guaranteed Withdrawal Amount.....................................39 -

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account (excludes the accumulation phase for contracts issued on and after May 1, 2003) and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the guaranteed minimum income benefit ("GMIB"), a guaranteed withdrawal benefit ("GWB"), or the guaranteed minimum accumulation benefit ("GMAB").



As a result of the purchase payment credit feature of this contract, the contract is available only to prospective owners who are age 80 or younger. We will add a Purchase Payment Credit to your account value with respect to your initial purchase payment and any subsequent purchase payment received by us prior to the contract anniversary immediately following your 81st birthday. The amount of the credit is 5% (an additional 1% credit is added if your total purchase payments equal $1 million or more). A portion of certain charges (the mortality and expense charge and the withdrawal charge) assessed under the contract are used to fund the credit.


The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 8%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect the GMIB (see "Living Benefits - Guaranteed Income Benefit").



You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


FREE LOOK. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. We will return the account value less the adjusted Purchase Payment Credit. The adjusted Purchase Payment Credit is equal to the lesser of: (1) the portion of the account value that is attributable to the Purchase Payment Credit; or (2) the total of the Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and First MetLife Investors bears any loss.



TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)                8%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                     $0 (First 12 per year) $25 (Thereafter)

--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



Number of Complete Years from    Withdrawal Charge
Receipt of Purchase Payment      (% of Purchase Payment)
------------------------------   ------------------------
               0                            8

               1                            8
               2                            8
               3                            7
               4                            6
               5                            5
               6                            4
               7                            3
               8                            2
         9 and thereafter                   0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. First MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)    $30


SEPARATE ACCOUNT ANNUAL EXPENSES*

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)




Mortality and Expense Charge                 1.30%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.55%
Death Benefit Rider Charges (Optional)
(as a percentage of average account
  value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
  Death Benefit
Total Separate Account Annual Expenses
Including Charge for
Optional Death Benefit                       1.75%


--------------------------------------------------------------------------------

Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")


* Certain charges and expenses for contracts issued before May 1, 2003 are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")

ADDITIONAL OPTIONAL RIDER CHARGES*




GUARANTEED MINIMUM INCOME BENEFIT (GMIB)   0.50% of the Income Base (Note 1)
RIDER CHARGE
GUARANTEED WITHDRAWAL BENEFIT (GWB) RIDER CHARGE
  Lifetime Withdrawal Guarantee (Single    0.50% of the Total Guaranteed Withdrawal Amount
  Life
  version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee (Single    0.95% of the Total Guaranteed Withdrawal Amount
  Life
  version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum)
  Lifetime Withdrawal Guarantee (Joint     0.70% of the Total Guaranteed Withdrawal Amount
  Life
  version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee (Joint     1.40% of the Total Guaranteed Withdrawal Amount
  Life
  version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum)
  Enhanced Guaranteed Withdrawal           0.55% of the Guaranteed Withdrawal Amount
  Benefit Rider
  Charge Prior to Optional Reset           (Note 3)
  Enhanced Guaranteed Withdrawal           1.00% of the Guaranteed Withdrawal Amount
  Benefit Rider
  Charge Upon Optional Reset (maximum)     (Note 3)
  Guaranteed Withdrawal Benefit I Rider    0.50% of the Guaranteed Withdrawal Amount
  Charge
  Prior to Optional Reset                  (Note 3)
  Guaranteed Withdrawal Benefit I Rider    0.95% of the Guaranteed Withdrawal Amount
  Charge
  Upon Optional Reset (maximum)            (Note 3)
GUARANTEED MINIMUM ACCUMULATION BENEFIT    0.75% of the Guaranteed Accumulation Amount
RIDER CHARGE                               (Note 4)



Note 1. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Living Benefits - Guaranteed Income Benefit" for a definition of the term Income Base.


Note 2. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount.


Note 3. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount.


Note 4. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial purchase payment. The Guaranteed Accumulation Amount is adjusted for additional purchase payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.


* Certain rider charges for contracts issued before July 16, 2007, are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                    Minimum       Maximum
                                    ----          ----

Total Annual Portfolio Expenses     0.54%         1.52%
(expenses that are deducted from
investment portfolio assets,
including management fees,
12b-1/service fees, and other
  expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -


DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.






                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST
 American Funds Bond Portfolio(1)(2)       0.00%        0.55%          0.44%      0.41%      1.40%       0.34%         1.06%
 American Funds Growth Portfolio(1)(2)     0.00%        0.55%          0.13%      0.33%      1.01%       0.03%         0.98%
 American Funds International              0.00%        0.55%          0.36%      0.52%      1.43%       0.26%         1.17%
  Portfolio(1)(2)
 BlackRock High Yield Portfolio(3)         0.60%        0.25%          0.13%      0.00%      0.98%       0.00%         0.98%
 Clarion Global Real Estate Portfolio      0.61%        0.25%          0.04%      0.00%      0.90%       0.00%         0.90%
 Harris Oakmark International Portfolio    0.77%        0.25%          0.08%      0.00%      1.10%       0.00%         1.10%
 Lazard Mid Cap Portfolio                  0.69%        0.25%          0.06%      0.00%      1.00%       0.00%         1.00%
 Legg Mason Partners Aggressive Growth     0.62%        0.25%          0.05%      0.00%      0.92%       0.00%         0.92%
 Portfolio
 Legg Mason Value Equity Portfolio         0.63%        0.25%          0.04%      0.00%      0.92%       0.00%         0.92%
 Loomis Sayles Global Markets Portfolio    0.68%        0.25%          0.09%      0.00%      1.02%       0.00%         1.02%
 Lord Abbett Bond Debenture Portfolio      0.49%        0.25%          0.04%      0.00%      0.78%       0.00%         0.78%
 Lord Abbett Growth and Income Portfolio   0.49%        0.25%          0.03%      0.00%      0.77%       0.00%         0.77%
 Lord Abbett Mid Cap Value Portfolio       0.67%        0.25%          0.09%      0.00%      1.01%       0.00%         1.01%
 Met/AIM Small Cap Growth Portfolio        0.86%        0.25%          0.06%      0.00%      1.17%       0.00%         1.17%
 Met/Franklin Mutual Shares Portfolio(1)   0.80%        0.25%          0.29%      0.00%      1.34%       0.19%         1.15%
 MFS (Reg. TM) Emerging Markets Equity     1.00%        0.25%          0.27%      0.00%      1.52%       0.00%         1.52%
  Portfolio
 MFS (Reg. TM) Research International      0.70%        0.25%          0.09%      0.00%      1.04%       0.00%         1.04%
  Portfolio
 PIMCO Inflation Protected Bond            0.50%        0.25%          0.05%      0.00%      0.80%       0.00%         0.80%
  Portfolio
 PIMCO Total Return Portfolio(4)           0.48%        0.25%          0.04%      0.00%      0.77%       0.00%         0.77%
 Rainier Large Cap Equity Portfolio        0.65%        0.25%          0.12%      0.00%      1.02%       0.00%         1.02%
 RCM Technology Portfolio                  0.88%        0.25%          0.14%      0.00%      1.27%       0.00%         1.27%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.05%      0.00%      1.05%       0.00%         1.05%
 Third Avenue Small Cap Value Portfolio    0.73%        0.25%          0.03%      0.00%      1.01%       0.00%         1.01%
 Turner Mid Cap Growth Portfolio           0.77%        0.25%          0.06%      0.00%      1.08%       0.00%         1.08%
 Van Kampen Comstock Portfolio             0.58%        0.25%          0.03%      0.00%      0.86%       0.00%         0.86%
METROPOLITAN SERIES FUND, INC.
 BlackRock Money Market Portfolio          0.33%        0.25%          0.07%      0.00%      0.65%       0.01%         0.64%
 Davis Venture Value Portfolio             0.69%        0.15%          0.04%      0.00%      0.88%       0.00%         0.88%
 Harris Oakmark Focused Value Portfolio    0.72%        0.25%          0.04%      0.00%      1.01%       0.00%         1.01%
 Jennison Growth Portfolio                 0.63%        0.25%          0.04%      0.00%      0.92%       0.00%         0.92%
 MetLife Stock Index Portfolio             0.25%        0.25%          0.04%      0.00%      0.54%       0.01%         0.53%
 Western Asset Management U.S.             0.49%        0.25%          0.05%      0.00%      0.79%       0.00%         0.79%
  Government
 Portfolio

                                                                                                                        NET TOTAL
                                                                                                                         ANNUAL
                                                                                                                        PORTFOLIO
                                                                                                                        EXPENSES
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL    INCLUDING
                                                                                    FUND       ANNUAL      EXPENSE     EXPENSES OF
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     UNDERLYING
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   PORTFOLIOS
                                         ------------ --------------- ---------- ---------- ----------- ------------- ------------
 MET INVESTORS SERIES TRUST - METLIFE
 ASSET ALLOCATION PROGRAM
 MetLife Defensive Strategy Portfolio(5)   0.09%        0.25%          0.02%      0.62%      0.98%       0.01%         0.97%
 MetLife Moderate Strategy Portfolio(5)    0.07%        0.25%          0.00%      0.65%      0.97%       0.00%         0.97%
 MetLife Balanced Strategy Portfolio(5)    0.06%        0.25%          0.00%      0.69%      1.00%       0.00%         1.00%
 MetLife Growth Strategy Portfolio(5)      0.06%        0.25%          0.00%      0.72%      1.03%       0.00%         1.03%
 MetLife Aggressive Strategy               0.09%        0.25%          0.01%      0.72%      1.07%       0.00%         1.07%
  Portfolio(5)
 MET INVESTORS SERIES TRUST - AMERICAN
 FUNDS ASSET ALLOCATION PORTFOLIOS
 American Funds Moderate Allocation        0.10%        0.55%          0.26%      0.41%      1.32%       0.26%         1.06%
 Portfolio(1)(6)
 American Funds Balanced Allocation        0.10%        0.55%          0.15%      0.39%      1.19%       0.15%         1.04%
 Portfolio(1)(6)
 American Funds Growth Allocation          0.10%        0.55%          0.19%      0.36%      1.20%       0.19%         1.01%
 Portfolio(1)(6)
 MET INVESTORS SERIES TRUST - FRANKLIN
 TEMPLETON ASSET ALLOCATION PORTFOLIO
 Met/Franklin Templeton Founding           0.05%        0.25%          0.15%      0.87%      1.32%       0.15%         1.17%
  Strategy
 Portfolio(1)(7)



The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of April 28, 2008, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2009 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2007.


(1) The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008.


(2) The Portfolio is a "feeder fund" that invests all of its assets in an underlying "master fund." As an investor in an underlying master fund, the Portfolio will bear its pro rata portion of the operating expenses of the underlying master fund, including the management fee.


(3) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of the Class A shares of the Portfolio.


(4) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.


(5) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(6) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series (Reg. TM). Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The estimated expenses of the underlying portfolios are based upon the weighted average of the total operating expenses of the underlying portfolios before expense waivers allocated to the portfolios at December 31, 2007.


(7) The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The expenses of the underlying portfolios are based upon the weighted average of the estimated total operating expenses of the underlying portfolios after expense waivers allocated to the underlying portfolios for the year ending December 31, 2008.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit and the Joint Life version of the Lifetime Withdrawal Guarantee rider (assuming the maximum 1.40% charge applies in all contract years), which is the most expensive way to purchase the contract.



(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                         Time Periods
      1 year            3 years        5 years       10 years
------------------   ------------   ------------   ------------
       (a)$1,279      (a)$2,180      (a)$3,013      (a)$5,154
       (b)$1,181      (b)$1,894      (b)$2,548      (b)$4,294


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                       Time Periods
    1 year         3 years        5 years       10 years
-------------   ------------   ------------   ------------
   (a)$ 479      (a)$1,460      (a)$2,473      (a)$5,154
   (b)$ 381      (b)$1,174      (b)$2,008      (b)$4,294


CHART 2. Chart 2 assumes that you do not select the optional death benefit rider, the Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                         Time Periods
      1 year            3 years        5 years       10 years
------------------   ------------   ------------   ------------
       (a)$1,112      (a)$1,673      (a)$2,157      (a)$3,385
       (b)$1,014      (b)$1,380      (b)$1,672      (b)$2,433


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                      Time Periods
    1 year        3 years        5 years       10 years
-------------   -----------   ------------   ------------
   (a)$ 312      (a)$ 953      (a)$1,617      (a)$3,385
   (b)$ 214      (b)$ 660      (b)$1,132      (b)$2,433




The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.



The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").



Except as described below, the contract also contains a FIXED ACCOUNT. The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.


The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.


EFFECTIVE FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 2003, THE FIXED ACCOUNT OF FIRST METLIFE INVESTORS IS NOT AVAILABLE AS AN INVESTMENT CHOICE DURING THE ACCUMULATION PHASE OF THE CONTRACT, EXCEPT IN CONNECTION WITH AN ENHANCED DOLLAR COST AVERAGING PROGRAM, AND NO TRANSFER WILL BE PERMITTED INTO THE FIXED ACCOUNT UNTIL THE INCOME PHASE OF THE CONTRACT. ALL REFERENCES IN THIS PROSPECTUS TO INVESTMENTS IN OR TRANSFERS INTO THE FIXED ACCOUNT DURING THE ACCUMULATION PHASE (EXCEPT FOR THE ENHANCED DOLLAR COST AVERAGING PROGRAM) SHALL ONLY APPLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2003.


As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation (see "Death Benefit - Spousal Continuation"), are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Accordingly, a purchaser who has or is contemplating a civil union should note that a civil union partner would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE


As a result of the purchase payment credit feature of this contract, the contract is available only to prospective owners who are age 80 or younger. (See "Purchase Payment Credit" below.) The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.



PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


o  The minimum initial purchase payment we will accept is $10,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept purchase payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for three consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such three year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:


o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or


o  a transfer was made out of the fixed account within the previous 180 days.



Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information
- Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions or if unable to obtain such instructions, we will return your purchase payment to you.


If you choose the Lifetime Withdrawal Guarantee rider, until the rider terminates, we will require you to allocate your purchase payments and account value among the BlackRock Money Market Portfolio, the American Funds Asset Allocation Portfolios, the Met/Franklin Templeton Founding Strategy Portfolio, and/or the MetLife Asset Allocation Program portfolios, excluding the MetLife Aggressive Strategy Portfolio (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).



If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely to one of the MetLife Asset Allocation Program portfolios, excluding the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio (you may participate in the EDCA program, subject to restrictions).



If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or Dollar Cost Averaging (DCA) program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.



PURCHASE PAYMENT CREDIT


Your account value will be credited with an additional amount (PURCHASE PAYMENT CREDIT) with respect to your initial purchase payment and each subsequent purchase payment received by us prior to the contract anniversary immediately following your 81st birthday (if joint owners are named, the age of the oldest owner will apply and if a non-natural person owns the contract, then the annuitant's age will apply.)



The Purchase Payment Credit is an amount equal to 5% of the purchase payment. For contracts with purchase payments of $1,000,000 or more, the amount of the credit increases to 6%. The additional 1% credit will not be applied retroactively (which means that the additional 1% credit will only be applied to the payment that brings your total purchase payments to the $1 million level and all subsequent payments). From time to time, we may offer promotional programs with higher Purchase Payment Credit rates that apply to contracts issued between specified dates. If your contract is issued during such a program, the amount of the Purchase Payment Credit you receive is determined by the terms of the program that was in effect when your contract was issued.


You should know that over time and under certain circumstances (such as withdrawal when a withdrawal charge applies, or after an extended period of poor market performance) the costs associated with this product may exceed the Purchase Payment Credit amount and any related earnings.




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


If you exercise the free-look provision, First MetLife Investors will take back the Purchase Payment Credit(s) as described below.


Each Purchase Payment Credit will be allocated to the contract in the same proportion as the applicable purchase payment. All Purchase Payment Credits are treated as earnings under the contract.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. We will return the account value less the adjusted Purchase Payment Credits. The adjusted Purchase Payment Credits are equal to the lesser of: (1) the portion of the account value that is attributable to the Purchase Payment Credits, or (2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and First MetLife Investors bears any loss.


ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and



2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit) for each day since the last business day and any charges for taxes.



The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:


   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. We add an additional $250 to your contract as a Purchase Payment Credit. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $12.50. We then divide $5,250 by $12.50 and credit your contract on Monday night with 420 accumulation units for the Lord Abbett Growth and Income Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios, the fixed account, and the EDCA account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS



Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


Class XC is not available to purchase payments that consist of money exchanged or transferred from other annuities issued by us or our affiliates.




3. INVESTMENT OPTIONS


The contract offers 40 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the investment portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



Each of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Each investment portfolio's 12b-1 Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.



We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend and may benefit accordingly from the allocation of account value to such investment portfolios.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.




MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C portfolios are available under the contract:


     American Funds Bond Portfolio (Class C)

     American Funds Growth Portfolio (Class C)

     American Funds International Portfolio (Class C)

     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio

         (formerly Neuberger Berman Real Estate Portfolio)


     Harris Oakmark International Portfolio


     Lazard Mid Cap Portfolio

     Legg Mason Partners Aggressive Growth Portfolio


     Legg Mason Value Equity Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio


     Lord Abbett Mid Cap Value Portfolio

     Met/AIM Small Cap Growth Portfolio

     Met/Franklin Mutual Shares Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio


     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio


     Rainier Large Cap Equity Portfolio

     RCM Technology Portfolio

     T. Rowe Price Mid Cap Growth Portfolio


     Third Avenue Small Cap Value Portfolio


     Turner Mid Cap Growth Portfolio


     Van Kampen Comstock Portfolio




METROPOLITAN SERIES FUND, INC. (CLASS B OR, AS NOTED, CLASS E)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class E portfolios are available under the contract:



     BlackRock Money Market Portfolio

     Davis Venture Value Portfolio (Class E)

     Harris Oakmark Focused Value Portfolio


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


     Jennison Growth Portfolio

     MetLife Stock Index Portfolio

     Western Asset Management U.S. Government Portfolio



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio




MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:


     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:


     Met/Franklin Templeton Founding Strategy Portfolio



TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account (excludes the accumulation phase for contracts issued on and after May 1, 2003) and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -

Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the fixed account, but we have the right to reimpose them at any time.


o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.



o If you have elected to add the Lifetime Withdrawal Guarantee rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee - Investment Allocation Restrictions."




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


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the MetLife Asset Allocation Program portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:


o  The credited interest rate is equal to the guaranteed minimum rate;


o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or


o  A transfer was made out of the fixed account within the previous 180 days.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the American Funds International, BlackRock High Yield, Clarion Global Real Estate, Harris Oakmark International, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, Met/AIM Small Cap Growth, MFS (Reg. TM) Emerging Markets Equity, MFS (Reg. TM) Research International, and Third Avenue Small Cap Value Portfolios), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.


In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.


The two dollar cost averaging programs are:


1.    STANDARD DOLLAR COST AVERAGING (DCA)

     This program allows you to systematically transfer a set amount each month from the fixed account or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment (including Purchase Payment Credits applied to your contract) or account value is allocated to the dollar cost averaging program.


You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMAB rider.


2.    ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any available investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase -

Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple purchase payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a business day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the investment portfolios on the next business day. EDCA interest will not be credited on the transfer amount between the selected day and the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. This program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Legg Mason Partners Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Legg Mason Partners Aggressive Growth Portfolio to increase those holdings to 60%.


DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM



The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. Met Investors Advisory, LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.



METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio


Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives and policies, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's target allocation between equity and fixed income securities, including the allocation among sub-classes of these asset classes, based on the portfolio's risk profile. At the same time, Met Investors Advisory will also consider whether to make changes to each portfolio's underlying investment portfolio target. (See the fund prospectus for a description of each portfolio's target allocation.)


Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and to investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.


VOTING RIGHTS


We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES



SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase-although death benefit charges no longer continue in the income phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.30% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.40% of the average daily net asset value of each investment portfolio.



This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select the following death benefit rider, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:



      Annual Step-Up Death Benefit        0.20%

ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit ("GMIB") rider that you can select when you purchase the contract. If you select the GMIB rider, we will assess a charge during the accumulation phase equal to 0.50% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. For contracts issued from May 1, 2003, and prior to May 1, 2005, this charge is reduced to 0.45% of the income base in the event that you elect the optional Annual Step-Up Death Benefit. (See "Death Benefit.")



The rider charge is assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you apply your account value to an annuity option, a pro rata portion of the rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account.



GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE



We offer an optional Guaranteed Withdrawal Benefit ("GWB") that you can select when you purchase the contract. There are three versions of the GWB under this contract: the Lifetime Withdrawal Guarantee, the Enhanced GWB, and the GWB I. We currently only offer the Lifetime Withdrawal Guarantee and the Enhanced GWB rider. For contracts issued prior to May 1, 2006, we only offered the GWB I rider. If you elect a GWB rider, a charge is deducted from your account value during the accumulation phase on each contract anniversary.


The charge for the Lifetime Withdrawal Guarantee rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee") on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For contracts issued on or after July 16, 2007, the charge for the Enhanced GWB rider is equal to 0.55% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits -

Description of the Enhanced Guaranteed Withdrawal Benefit") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (For contracts issued prior to July 16, 2007, the charge for the Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount.) The charge for the GWB I rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary.


The GWB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Lifetime Withdrawal Guarantee or Enhanced GWB rider is cancelled following an eligible contract anniversary pursuant to the cancellation provisions of each rider, a pro rata portion of the rider charge will not be assessed based on the period from the contract anniversary to the date the cancellation takes effect.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the rider charge to the Lifetime Withdrawal Guarantee charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If you elect an Optional Reset under the Enhanced GWB rider or the GWB I rider, we may increase the rider charge to the Enhanced GWB/GWB I rider charge applicable to current contract purchases of the same rider at the time of the reset, but no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount for Enhanced GWB (0.95% of the Guaranteed Withdrawal Amount for contracts issued before July 16, 2007 with the Enhanced GWB rider), or 0.95% of the Guaranteed Withdrawal Amount for GWB I.


If the Lifetime Withdrawal Guarantee rider is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed

Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee") equals zero. If the Enhanced GWB rider is in effect, the rider charge will not continue if your Benefit Base (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") equals zero. If the GWB I rider is in effect, the rider charge will continue even if your Benefit Base equals zero.



GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Accumulation Benefit ("GMAB") rider that you can select when you purchase the contract. If you elect the GMAB, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior contract year. The GMAB rider charge is deducted from your account value pro rata from your contract's MetLife Asset Allocation Program portfolio and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value or you apply your account value to an annuity option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then


2.    The free withdrawal amount described below; then


3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.



A withdrawal charge will be assessed if prior purchase payments are withdrawn pursuant to a request to divide the assets of a contract due to divorce.



FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         8

  1                                         8
  2                                         8
  3                                         7
  4                                         6
  5                                         5
  6                                         4
  7                                         3
  8                                         2
  9 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.


We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on purchase payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.

5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday (this requirement may be changed by us).


When you purchase the contract, the annuity date will be the first day of the calendar month after the annuitant's 90th birthday. You can change the annuity date at any time before the annuity date with 30 days prior notice to us.


Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as the Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:


o  fixed annuity payments, or


o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.


If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the annuity option elected.


Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.



Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.


In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments.


If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.


Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we



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


may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.


OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.



VARIABLE ANNUITY PAYMENTS

The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.


o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.



FIXED ANNUITY PAYMENTS

The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option. Current annuity option rates for this class of contract may be lower than rates for other contracts without a Purchase Payment Credit.





6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive annuity payments; or


(3)    when a death benefit is paid to your beneficiary.


Under most circumstances, withdrawals can only be made during the accumulation phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata GMIB, GWB or GMAB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account, the EDCA account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio, fixed account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect. We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your account value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We offer three types of Living Benefit riders:


Guaranteed Income Benefit
-------------------------


o  Guaranteed Minimum Income Benefit (GMIB)


Our guaranteed income benefit rider is designed to allow you to invest your account value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect the income phase. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual account value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit (GWB I)


The Enhanced GWB and GWB I riders are designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any contract year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected), even after the entire amount of purchase payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


o  Guaranteed Minimum Accumulation Benefit (GMAB)


The GMAB is designed to guarantee that your account value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted investment portfolios you select.

GUARANTEED INCOME BENEFIT


At the time you buy the contract, you may elect the Guaranteed Minimum Income Benefit (GMIB) for an additional charge. This rider is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your income base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.



For purposes of calculating the income base, Purchase Payment Credits are not included.



FACTS ABOUT THE GUARANTEED INCOME BENEFIT RIDER


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the income base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the annuity option you select. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates.


If you exercise the GMIB rider, your annuity payments will be the greater of:


o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive annuity payments as guaranteed under the GMIB, you may elect any of the annuity options available under the contract.


OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and GMIB annuity payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB annuity payments.


GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS


The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where, due to the ten-year waiting period after purchase the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.


Additionally, the GMIB is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). The GMIB benefit may not be exercised until 10 years after purchase, and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for 10 years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the owner's death, and also prohibit payments for as long as the beneficiary's life in certain circumstances.



DESCRIPTION OF GMIB


You can only elect the GMIB at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. The GMIB may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that withdrawal; or


         (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.


(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.



It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB payments and charges for the GMIB rider.



EXERCISING THE GMIB RIDER. When you elect to receive annuity payments under the GMIB, you have your choice of two fixed annuity options:


(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:



  Age at Annuitization             Guarantee Period
--------------------------------   -----------------
           80                              9
           81                              8
           82                              7
           83                              6
        84 and 85                          5

(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")


Upon the exercise of the GMIB, your annuity payments will be the greater of:


o The annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or


o The annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


TERMINATING THE GMIB RIDER. The GMIB rider will terminate upon the earliest of:



o The date you elect to receive annuity payments either under the GMIB rider or the contract;


o The 30th day following the contract anniversary immediately after your 85th birthday;


o  The date you make a complete withdrawal of your account value;


o Death of the owner or death of the annuitant if a non-natural person owns the contract; or


o A change for any reason of the owner, joint owner or the annuitant, if a non-natural person, owns the contract.


First MetLife Investors currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event, the GMIB rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB.


When the GMIB rider terminates, the corresponding GMIB rider charge terminates.




GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are three guaranteed withdrawal benefit riders available under this contract:


o  Lifetime Withdrawal Guarantee (LWG)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


We currently only offer the Lifetime Withdrawal Guarantee and the Enhanced GWB rider. For contracts issued prior to May 1, 2006, we only offered the GWB I rider.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, the Lifetime Withdrawal Guarantee rider guarantees income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected and your spouse elects to continue the contract), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 81. You can only elect the Single Life version of the Lifetime Withdrawal Guarantee rider if the owner or oldest joint owner (or the annuitant, if the owner is a non-natural person) is at least 60 years old on the date the contract is issued. You can only elect the Joint Life version of the Lifetime Withdrawal Guarantee rider if: (1) the contract is owned by joint owners who are spouses and (2) both joint owners are at least 63 years old on the date the contract is issued. You may not have this benefit and the GMIB or GMAB rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee rider, and the Benefit Base (as described below) under the Enhanced

GWB and GWB I riders, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDER). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDER) UNTIL TERMINATION OF THE RIDER.


For purposes of calculating the Guaranteed Withdrawal Amount or the Total Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee), Purchase Payment Credits are not included.


RIDER CHARGES. If the Lifetime Withdrawal Guarantee or GWB I rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) or Benefit Base (for GWB I), as described below, equals zero. However, if the Enhanced GWB rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 8% of purchase payments taken in the first nine years following receipt of the applicable purchase payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDER) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.


GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.


Note that the Enhanced GWB and GWB I riders are not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.




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



(See Appendix D for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The TOTAL GUARANTEED WITHDRAWAL AMOUNT is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee rider is in effect. We assess the Lifetime Withdrawal Guarantee rider charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional purchase payments. Withdrawals that do not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below) do not reduce the Total Guaranteed Withdrawal Amount. If, however, a withdrawal results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Total Guaranteed Withdrawal Amount).


5% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount are increased by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount guaranteed to be received over time. The Remaining Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional purchase payments, and decreased by the amount of each withdrawal (including any applicable withdrawal charges) regardless of whether or not the withdrawal exceeds the Annual Benefit Payment. The Remaining Guaranteed Withdrawal Amount is also increased by the 5% Compounding Income Amount, as described above. If a withdrawal results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Remaining Guaranteed Withdrawal Amount).


We will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero.


YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS IF YOU HAVE ELECTED THE LIFETIME WITHDRAWAL GUARANTEE. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LIFETIME WITHDRAWAL GUARANTEE. FOR EXAMPLE, YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT IS NO LONGER INCREASED BY THE 5% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR FIRST WITHDRAWAL. IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee rider. This may provide higher income amounts and/or different tax treatment than the payments received under the Lifetime Withdrawal Guarantee rider.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 5% Compounding Income Amount, the Automatic Annual Step-Up, or withdrawals greater than the Annual Benefit Payment), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a contract year exceed the Annual Benefit Payment. If a withdrawal from your contract does result in annual withdrawals during a contract year exceeding the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount may be recalculated and the Annual Benefit Payment will be reduced to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate.


In addition, as noted above, if a withdrawal results in cumulative withdrawals for the current contract year exceeding the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Remaining Guaranteed Withdrawal Amount). These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive lifetime payments so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your account value to decline to zero.



You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without exceeding your Annual Benefit Payment in the second year.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up will:


o reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the step-up, up to a maximum of $5,000,000;


o reset the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up; and


o reset the Lifetime Withdrawal Guarantee rider charge to the charge applicable to contract purchases of the same rider at the time of the step-up, up to a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Lifetime Withdrawal Guarantee rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $5,000,0000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,0000.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, after the first contract year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual Benefit Payment and may cause the Total Guaranteed Withdrawal Amount to be recalculated and the Annual Benefit Payment to be reduced. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee rider, you are limited to allocating your purchase payments and account value among the following investment portfolios:


     (a)    the MetLife Defensive Strategy Portfolio


    (b)    the MetLife Moderate Strategy Portfolio


    (c)    the MetLife Balanced Strategy Portfolio


    (d)    the MetLife Growth Strategy Portfolio


    (e)    the American Funds Moderate Allocation Portfolio,


    (f)    the American Funds Balanced Allocation Portfolio,


    (g)    the American Funds Growth Allocation Portfolio,


    (h)    the Met/Franklin Templeton Founding Strategy Portfolio, or


    (i)    the BlackRock Money Market Portfolio.


You may also elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above listed investment portfolios.


JOINT LIFE VERSION. A Joint Life version of the Lifetime Withdrawal Guarantee rider is available for a charge of 0.70% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.40%). The Joint Life version must be elected at the time you purchase the contract, the contract must be owned by joint owners who are spouses, and both joint owners must be at least 63 years old on the date the contract is issued. Because of the requirement that the contract be owned by joint owners, the Joint Life version can only be purchased with Non-Qualified Contracts. (See "Federal Income Tax Status.") Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the Lifetime Withdrawal Guarantee rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit - Spousal Continuation.") If the spouse elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the Lifetime Withdrawal Guarantee would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union should note that a civil union partner would not be able to receive continued payments after the death of the contract owner under the Joint Life version.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee rider will terminate, we will no longer deduct the Lifetime Withdrawal Guarantee rider charge, and the investment allocation restrictions described above will no longer apply. The variable annuity contract, however, will continue.


If you cancel the Lifetime Withdrawal Guarantee rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a GUARANTEED PRINCIPAL ADJUSTMENT to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to
(a) - (b) where:




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



(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the account value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee may not be appropriate for you if you intend to make additional purchase payments after the 120 day period and are purchasing the Lifetime Withdrawal Guarantee for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE RIDER. The Lifetime Withdrawal Guarantee rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value (you are still eligible to receive lifetime payments, provided the provisions and conditions of the rider have been met);


(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;


(6)    the effective date of the cancellation of the rider; or


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death).


Once the rider is terminated, the Lifetime Withdrawal Guarantee rider charge will no longer be deducted and the Lifetime Withdrawal Guarantee investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The Lifetime Withdrawal Guarantee rider may affect the death benefit available under your contract. If the owner or joint owner should die while the Lifetime Withdrawal Guarantee rider is in effect, an additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee rider that can be taken in a lump sum. The Lifetime Withdrawal Guarantee death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if withdrawals in each contract year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Lifetime Withdrawal Guarantee rider because (1) you make a total withdrawal of your account value;
(2) your account value is insufficient to pay the Lifetime Withdrawal Guarantee rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.



The Benefit Base is equal to:


o  Your initial purchase payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent purchase payment, and by the 5% GWB Bonus
     Amount;



o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and



o If a Benefit Paid from your contract is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.



(See section D of Appendix D for examples of how withdrawals affect the Benefit Base.)



ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below.

You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals during a contract year exceeding the Annual Benefit Payment, or if the withdrawal is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. This reduction may be significant. Furthermore, because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an excess withdrawal results in an increase in the costs of the rider relative to the benefits you will receive.


(See sections E and F of Appendix D for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)



You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.



REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, after the first contract year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual Benefit Payment; if such withdrawals exceed your Annual Benefit Payment, the Annual Benefit Payment will be recalculated and may be reduced. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. At any contract anniversary (as long as it is prior to the owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your account value is larger than the Benefit Base immediately before the reset. You may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset;


o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and



o Reset the GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00% (0.95% for contracts issued before July 16, 2007).


An Optional Reset can also result in an increase of the Guaranteed Withdrawal Amount and the GWB rider charge. However, locking in a higher Benefit Base by electing an Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Therefore, generally it may be beneficial to reset your Benefit Base only if your account value exceeds your Guaranteed Withdrawal Amount. However, any benefit of an Optional Reset also depends on the current GWB rider charge. If the current charge in effect is higher than the charge you are paying, it may not be beneficial to reset your Benefit Base since we will begin applying the higher current charge at the time of the reset (even if the reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


We must receive your request for an Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) within the 30-day period ending on the day before the applicable contract anniversary. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request. For contracts issued prior to
                                               -----------------------------
July 16, 2007, you may elect an Optional Reset beginning with the third
-------------
contract anniversary (as long as it is prior to the owner's 86th birthday) and at any subsequent contract anniversary prior to the owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1)    the date you make a full withdrawal of your account value;



(2)    the date you apply all of your account value to an annuity option;



(3) the date there are insufficient funds to deduct the GWB rider charge from your account value (whatever account value is available will be applied to pay the annual GWB rider charge);


(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB rider charge until we receive this information;


(5) a change of the owner or joint owners (or the annuitant if the owner is a non-natural person) for any reason;


(6)    the effective date of the cancellation of the rider; or


(7)    the termination of your contract.



ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.


If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.



If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.



We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB rider charge; or (3) the contract owner or joint owner (or the annuitant, if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five contract years, as described below; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.


OPTIONAL RESET. Starting with the fifth contract anniversary (as long as it is prior to the owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. We must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least five years since the last Optional Reset and it is prior to the owner's 86th birthday.


GUARANTEED MINIMUM ACCUMULATION BENEFIT



You may elect the Guaranteed Minimum Accumulation Benefit ("GMAB") as an optional rider to your contract. The GMAB guarantees that your account value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your account value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your account value so that it is equal to the guaranteed amount.


If you elect the GMAB rider, we require you to allocate your purchase payments and all of your account value to one of the MetLife Asset Allocation Program
                                 ---
portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is the available MetLife Asset Allocation Program portfolio that you have chosen. No transfers are permitted while this rider is in effect. The MetLife Asset Allocation Program portfolio you choose will determine the percentage of purchase payments that equals the guaranteed amount. The MetLife Asset Allocation Program portfolios available if you choose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                         Guaranteed
                           Amount           Years to
                       (% of Purchase         Rider
Portfolio                 Payments)       Maturity Date
-------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio    130%               10 years
MetLife Moderate
Strategy Portfolio    120%               10 years
MetLife Balanced
Strategy Portfolio    110%               10 years

For more information about the MetLife Asset Allocation Program portfolios, please see "Investment Options -

Description of the MetLife Asset Allocation Program" and the prospectus for the MetLife Asset Allocation Program portfolios.


You may elect the GMAB rider when you purchase the contract, up through age 80. This benefit is intended to protect you against poor investment performance during the accumulation phase of your contract. You may not have this benefit and a GMIB or GWB rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your account value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife Asset Allocation Program portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of account value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which MetLife Asset Allocation Program portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total account value.


     EXAMPLE:


   Assume your account value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the account value. Therefore, after the withdrawal, your account value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


Purchase Payment Credits are not considered to be purchase payments under the GMAB rider and are not part of the Guaranteed Accumulation Amount.


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's account value to its Guaranteed Accumulation Amount. If the account value is less than the Guaranteed Accumulation Amount, we will contribute to your account value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife Asset Allocation Program portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your account value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your account value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your account value is reduced to zero for any reason other than a full withdrawal of the account value or application of the entire account value to an annuity option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient account value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the account value.


Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day

GMAB Eligibility Period lose significant value, if the account value, which includes all purchase payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional purchase payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your account value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your account value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your account value is $11,000. We would not pay a Guaranteed Accumulation Payment because the account value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your account value to an annuity option; and (5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person), unless the beneficiary is the spouse of the owner and elects to continue the contract under the spousal continuation provisions of the contract.

Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.



GMAB AND DECEDENT CONTRACTS. The GMAB is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA contract (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) because, under tax rules, such contracts generally require distributions to commence by the end of the calendar year following the year of the owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.

SUMMARY OF LIVING BENEFIT RIDERS

The chart below highlights certain differences among the living benefit riders. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.





                                                                                                             ACCOUNT
                               INCOME                               WITHDRAWAL                                VALUE
                              GUARANTEE                             GUARANTEES                              GUARANTEE
                                                        LIFETIME
                                                       WITHDRAWAL               ENHANCED GWB
                                GMIB                   GUARANTEE                   & GWB I                     GMAB
 LIFETIME INCOME       Yes (after waiting                Yes                       No                         No
                             period)
 BENEFIT RIDER                 Yes                        No                       No                         No
 INVOLVES
 ANNUITIZATION
 WITHDRAWALS                Prior to                     Yes                       Yes                       Yes
 PERMITTED/1/             annuitization
 WAITING PERIOD        Must wait 10 years                None                     None               10 years
                       to annuitize under
                       rider; withdrawals
                            available
                           immediately
 RESET/STEP-UP                 No                        Yes                       Yes                        No
 MAY INVEST IN              Prior to                     Yes                       Yes                       Yes
 VARIABLE                 annuitization
 INVESTMENT
 OPTIONS
 INVESTMENT                    No                        Yes                       No                        Yes
 ALLOCATION
 REQUIREMENTS
 ABILITY TO CANCEL             No                Yes, at 5th, 10th &          Enhanced GWB           Yes, within 90 days
                                                                          ------------------------
 RIDER                                              15th contract         only: Yes, within 90        after 5th contract
                                                     anniversary,            days after 5th              anniversary
                                                 annually thereafter;           contract
                                                     or, lump-sum              anniversary
                                                   option under the
                                                    GPA provisions
                                                    after 15 years
 DEATH BENEFIT              Prior to                Contract death         Ability to receive              Prior to
                         annuitization,          benefit or alternate        Benefit Base in            annuitization,
                         contract death          rider death benefit       series of payments           contract death
                       benefit available/2/     available; ability to      instead of contract        benefit available/2/
                                                  receive Remaining           death benefit
                                                      Guaranteed
                                                      Withdrawal
                                                 Amount in series of
                                                 payments instead of
                                                    contract death
                                                       benefit
 CURRENT RIDER         0.50%                      0.50% (Single Life          Enhanced GWB:          0.75%
 CHARGES/3/                                       version) or 0.70%       0.55%; GWB I:
                                                (Joint Life version)      0.50%



--------

(1) Withdrawals will reduce the living and death benefits and account value.


(2) If the contract is annuitized, annuity payments may be guaranteed for a certain period of time (depending on the annuity option selected) and therefore payable upon death of the annuitant. See "Annuity Payments (The Income Phase)" and the rider descriptions for more information.

(3) Certain rider charges may increase upon a Reset or Step-Up. Generally, rider charges are assessed as a percentage of the guaranteed benefit rather than account value. For example, the charge for GMIB is 0.50% of the Income Base. See the Expenses section and the individual rider descriptions for more information.

8. PERFORMANCE


We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, and GMIB, GWB, or GMAB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, GMIB, GWB, or GMAB rider charge, and the investment portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the GMIB, GWB, or GMAB riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the optional death benefit rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract. The death benefits are described below. Check your contract and riders for the specific provisions applicable. The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, then the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


For purposes of calculating the death benefits, purchase payments do not include Purchase Payment Credits.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:

(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


On the date we issue the contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date;" and


o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).


A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's



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beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable withdrawal charges. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60-day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single lump sum payment to the beneficiary at the end of the 60-day period.


If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.


SPOUSAL CONTINUATION



If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. The terms and conditions of the contract that applied prior to the owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then-current underwriting standards). However, if the owner is a non-natural person (for example, a corporation or a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").




10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the



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money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits (E.G., the GWB or GMAB riders), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an owner;


o  attributable to the taxpayer's becoming disabled;


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o  made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.



ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.



The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.



OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract,



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such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2008, $5,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract (and appropriate IRA tax endorsements) have not yet been submitted to the IRS for review and approval as to form. Such approval is not required to constitute a valid Traditional IRA or SIMPLE IRA. Such approval does not constitute an IRS endorsement of the investment options and benefits offered under the contract. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2008. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any



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individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.



Income tax regulations issued in July 2007 will require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are generally effective for taxable years beginning after December 31, 2008. However, certain aspects, including a proposed prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.



SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.


The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain



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conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.


Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.



A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.



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TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.


We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

FIRST METLIFE INVESTORS



First MetLife Investors is a stock life insurance company that was organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Xerox Life Insurance Company, which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent of General American Life Insurance Company. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. First MetLife Investors is licensed to do business only in the State of New York.



For contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that First MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an owner of such a contract presents a legitimate claim for payment, General American Life Insurance Company will pay such claim directly to the contract owner if First MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract owners against General American Life Insurance Company directly without any requirement that contract owners first file a claim against First MetLife Investors. The guarantee agreement is binding on General American Life Insurance Company, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life Insurance Company's rating.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, First MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The assets of the Separate Account are held in First MetLife Investors' name on behalf of the Separate Account and legally belong to First MetLife Investors. The Separate Account is subject to the laws of the State of New York. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business First MetLife Investors may conduct. All the income, gains and losses (realized or unrealized) resulting from these



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assets are credited to or charged against the contracts and not against any other contracts First MetLife Investors may issue.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


The amount of the guaranteed death benefit that exceeds the account value is paid from our general account. In addition, portions of the contract's guaranteed living benefits payable may exceed the amount of the account value and be paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of First MetLife Investors.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.


Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular investment portfolio.



SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include Metropolitan Life Insurance Company (MLIC); New England Securities Corporation; Tower Square Securities, Inc.; and Walnut Street Securities, Inc. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 7% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of commission that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For sales representatives of certain affiliates, the amount of this additional compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.


Sales representatives of our affiliate, MLIC, receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment received by the sales representative is equal to a percentage of the gross dealer concession. For MLIC sales represenatives other than those in its MetLife Resources (MLR) division, the percentage is determined by a formula that takes into consideration the amount of proprietary products that the sales representative sells and services. The percentage could be as high as 100%. (MLR sales representatives receive compensation based on premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, MetLife sales representatives may be entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MLIC sales representatives are entitled, the sales representatives have an incentive to favor the sale of the contracts over other similar products issued by non-affiliates. In addition, because the MLIC sales managers' compensation is based upon the sales made by the sales representatives they supervise, the MLIC sales managers also have an incentive to favor the sale of proprietary products.


We may also make certain payments to the business unit responsible for the operation of the distribution systems through which the contracts are sold. These amounts are part of the total compensation paid for the sale of the contracts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with our affiliates, Tower Square Securities, Inc. and Walnut Street Securities, Inc., as well as unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with other affiliates, such as MLIC and New England Securities Corporation.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2007, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS



We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.



Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


All other requests must be in written form, satisfactory to us.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the beneficiary.


o change the annuitant before the annuity date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).



ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under the GMIB rider (see "Living Benefits - Guaranteed Income Benefit").



ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, First MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, First MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of First MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Experts

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2007. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)



CHART 1





                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726         11.959762        67,957.0145
  01/01/2005    to  12/31/2005       11.959762         13.252669        84,493.6442
  01/01/2006    to  12/31/2006       13.252669         15.097059       120,868.8394
  01/01/2007    to  12/31/2007       15.097059         15.323863       171,257.1631
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.731522         11.716282        52,061.5728
  01/01/2004    to  12/31/2004       11.716282         13.903248       167,172.6213
  01/01/2005    to  12/31/2005       13.903248         15.639015       201,152.2012
  01/01/2006    to  12/31/2006       15.639015         19.841608       254,051.6164
  01/01/2007    to  12/31/2007       19.841608         19.316263       288,018.0273
============   ==== ==========       =========         =========       ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.706254         11.986389        30,439.7810
  01/01/2004    to  12/31/2004       11.986389         13.501246       106,160.6293
  01/01/2005    to  12/31/2005       13.501246         14.365513        82,799.9703
  01/01/2006    to  12/31/2006       14.365513         16.220973        80,031.3497
  01/01/2007    to  12/31/2007       16.220973         15.537282        70,808.9688
============   ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        5.488500          6.684840        62,425.0405
  01/01/2004    to  12/31/2004        6.684840          7.137295       157,289.6624
  01/01/2005    to  12/31/2005        7.137295          7.981937       148,486.8678
  01/01/2006    to  12/31/2006        7.981937          7.722873       194,619.2218
  01/01/2007    to  12/31/2007        7.722873          7.775812       194,108.6805
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246967         10.622902             0.0000
  01/01/2006    to  12/31/2006       10.622902         11.148484        54,249.0746
  01/01/2007    to  12/31/2007       11.148484         10.327747        82,585.0069
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726         10.329074        35,305.1549
  01/01/2007    to  12/31/2007       10.329074         13.001983       103,006.6965
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.650777         16.036858       145,404.7172
  01/01/2004    to  12/31/2004       16.036858         17.079057       229,806.5710
  01/01/2005    to  12/31/2005       17.079057         17.068231       174,520.7132
  01/01/2006    to  12/31/2006       17.068231         18.343828       171,730.5387
  01/01/2007    to  12/31/2007       18.343828         19.243149       161,459.4049
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.446031         42.905952        35,434.6499
  01/01/2004    to  12/31/2004       42.905952         47.587002       104,040.5274
  01/01/2005    to  12/31/2005       47.587002         48.446417        85,481.8281
  01/01/2006    to  12/31/2006       48.446417         56.187289        98,453.8258
  01/01/2007    to  12/31/2007       56.187289         57.377185        95,733.5971
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.687314         11.563798        42,201.7348
  01/01/2004    to  12/31/2004       11.563798         12.117839       127,760.0088
  01/01/2005    to  12/31/2005       12.117839         12.918267       118,860.8007
  01/01/2006    to  12/31/2006       12.918267         14.524142       128,976.8329
  01/01/2007    to  12/31/2007       14.524142         15.882719       109,349.8626
============   ==== ==========       =========         =========       ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.405390          7.690349        21,453.9156
  01/01/2004    to  11/19/2004        7.690349          7.889764        60,661.0371
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726         10.467975        40,111.3139
  01/01/2007    to  12/31/2007       10.467975         14.080259        94,011.4499
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.311169          9.451731        35,885.7895
  01/01/2004    to  12/31/2004        9.451731         11.126240       165,818.1286
  01/01/2005    to  12/31/2005       11.126240         12.759052       188,155.0829
  01/01/2006    to  12/31/2006       12.759052         15.908560       229,634.8755
  01/01/2007    to  12/31/2007       15.908560         17.753236       223,329.3823
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.064681          9.983712        62,480.4781
  01/01/2004    to  12/31/2004        9.983712          9.892782        68,026.1172
  01/01/2005    to  04/30/2005        9.892782          9.900879             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726         12.820747        81,960.2512
  01/01/2005    to  12/31/2005       12.820747         14.301354        70,795.1494
  01/01/2006    to  12/31/2006       14.301354         19.374246        82,626.1399
  01/01/2007    to  12/31/2007       19.374246         16.212180        87,248.0693
============   ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.524949          7.931148       103,902.3308
  01/01/2004    to  12/31/2004        7.931148          8.308913       335,418.6023
  01/01/2005    to  12/31/2005        8.308913          8.567167       300,808.0689
  01/01/2006    to  12/31/2006        8.567167          9.078212       367,106.5711
  01/01/2007    to  12/31/2007        9.078212         10.214981       364,321.1914
============   ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.425465       103,380.6755
  01/01/2004    to  12/31/2004       10.425465         11.189656       366,304.5283
  01/01/2005    to  12/31/2005       11.189656         11.170860       341,478.8317
  01/01/2006    to  12/31/2006       11.170860         11.042066       343,500.5417
  01/01/2007    to  12/31/2007       11.042066         12.045226       317,660.7322
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.576403         11.631034        84,526.5661
  01/01/2004    to  12/31/2004       11.631034         12.022053       227,642.9793
  01/01/2005    to  12/31/2005       12.022053         12.103714       236,534.6445
  01/01/2006    to  12/31/2006       12.103714         12.456484       321,576.9201
  01/01/2007    to  12/31/2007       12.456484         13.191600       333,005.4890
============   ==== ==========       =========         =========       ============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.565084          9.981362           690.0387
============   ==== ==========       =========         =========       ============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        3.294819          4.580635        15,481.7657
  01/01/2004    to  12/31/2004        4.580635          4.315511        80,433.0815
  01/01/2005    to  12/31/2005        4.315511          4.717416        86,701.5552
  01/01/2006    to  12/31/2006        4.717416          4.893393       101,481.6591
  01/01/2007    to  12/31/2007        4.893393          6.336505       129,694.9148
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.743147          6.098811        80,970.9645
  01/01/2004    to  12/31/2004        6.098811          7.075043       193,018.2674
  01/01/2005    to  12/31/2005        7.075043          7.985522       214,965.4141
  01/01/2006    to  12/31/2006        7.985522          8.347710       267,628.5726
  01/01/2007    to  12/31/2007        8.347710          9.668240       246,120.5215
============   ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.458795         11.452136        49,677.0384
  01/01/2004    to  12/31/2004       11.452136         14.264232       169,088.9094
  01/01/2005    to  12/31/2005       14.264232         16.219476       155,860.8852
  01/01/2006    to  12/31/2006       16.219476         18.067717       179,622.5382
  01/01/2007    to  12/31/2007       18.067717         17.250907       177,001.5363
============   ==== ==========       =========         =========       ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726         11.103863        39,770.1801
  01/01/2005    to  12/31/2005       11.103863         12.175337        37,396.9404
  01/01/2006    to  12/31/2006       12.175337         12.716515        58,212.1477
  01/01/2007    to  12/31/2007       12.716515         15.543311        80,302.8734
============   ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998726         10.465357        14,330.9177
  01/01/2006    to  12/31/2006       10.465357         11.959052        70,792.1519
  01/01/2007    to  12/31/2007       11.959052         11.480694       113,353.8853
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.900743          9.995128       323,762.6645
  01/01/2006    to  12/31/2006        9.995128         10.289723       400,085.7838
  01/01/2007    to  12/31/2007       10.289723         10.618348       388,616.6652
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.529282         10.729806        96,625.0038
  01/01/2004    to  12/31/2004       10.729806         11.847038       476,376.8217
  01/01/2005    to  12/31/2005       11.847038         12.847742       465,766.6901
  01/01/2006    to  12/31/2006       12.847742         14.473087       515,121.2114
  01/01/2007    to  12/31/2007       14.473087         14.880819       544,932.4886
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.904957         13.921813        58,894.5012
  01/01/2004    to  12/31/2004       13.921813         15.030239       119,105.8395
  01/01/2005    to  12/31/2005       15.030239         16.236413       145,718.8256
  01/01/2006    to  12/31/2006       16.236413         17.933554       143,251.7993
  01/01/2007    to  12/31/2007       17.933554         16.407030       131,658.4679
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.057126          9.731099           40,220.3275
  01/01/2004    to  12/31/2004        9.731099         10.437354          159,077.6844
  01/01/2005    to  12/31/2005       10.437354         11.668521          132,952.1286
  01/01/2006    to  12/31/2006       11.668521         11.779506          183,594.9456
  01/01/2007    to  12/31/2007       11.779506         12.918182          211,826.2851
============   ==== ==========       =========         =========        ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.607628         10.418203           42,226.4177
  01/01/2004    to  12/31/2004       10.418203         11.311929          271,490.6822
  01/01/2005    to  12/31/2005       11.311929         11.627388          196,044.0679
  01/01/2006    to  12/31/2006       11.627388         13.190324          177,635.7044
  01/01/2007    to  12/31/2007       13.190324         13.635141          188,044.1078
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.555699         15.524317            2,465.0233
  01/01/2006    to  12/31/2006       15.524317         15.884610           42,945.1715
  01/01/2007    to  12/31/2007       15.884610         16.269782           43,156.1249
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301699         10.689009            2,736.5989
  01/01/2005    to  12/31/2005       10.689009         11.617570          195,206.3640
  01/01/2006    to  12/31/2006       11.617570         13.000581          664,076.2573
  01/01/2007    to  12/31/2007       13.000581         13.169061          730,977.0522
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101854         10.392980          118,629.7809
  01/01/2005    to  12/31/2005       10.392980         10.962390          927,536.2298
  01/01/2006    to  12/31/2006       10.962390         12.087152        2,329,256.0006
  01/01/2007    to  12/31/2007       12.087152         12.481300        3,332,804.7036
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941977         10.109092          139,995.0336
  01/01/2005    to  12/31/2005       10.109092         10.399957          390,651.8198
  01/01/2006    to  12/31/2006       10.399957         11.123726        1,216,201.7807
  01/01/2007    to  12/31/2007       11.123726         11.600009          791,900.6267
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241746         10.603907          138,429.8122
  01/01/2005    to  12/31/2005       10.603907         11.393996        2,171,578.5040
  01/01/2006    to  12/31/2006       11.393996         12.744446        3,891,560.7207
  01/01/2007    to  12/31/2007       12.744446         13.137431        5,337,146.5864
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011923         10.229313         120,668.4110
  01/01/2005    to  12/31/2005       10.229313         10.657886         651,022.5176
  01/01/2006    to  12/31/2006       10.657886         11.568201       1,328,681.4641
  01/01/2007    to  12/31/2007       11.568201         12.096278       1,758,995.1648
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562         11.943726         226,270.7155
  01/01/2005    to  12/31/2005       11.943726         13.208544         342,339.1585
  01/01/2006    to  12/31/2006       13.208544         15.016817         437,831.7423
  01/01/2007    to  12/31/2007       15.016817         15.211790         469,712.2522
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972         11.728055         198,495.9119
  01/01/2004    to  12/31/2004       11.728055         13.889348         697,439.1975
  01/01/2005    to  12/31/2005       13.889348         15.592262         662,924.7757
  01/01/2006    to  12/31/2006       15.592262         19.742895         803,860.7863
  01/01/2007    to  12/31/2007       19.742895         19.181531         936,823.7069
============   ==== ==========       =========         =========         ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.728989         11.998433         117,846.3450
  01/01/2004    to  12/31/2004       11.998433         13.487739         208,743.7614
  01/01/2005    to  12/31/2005       13.487739         14.322557         193,150.2333
  01/01/2006    to  12/31/2006       14.322557         16.140250         186,960.8136
  01/01/2007    to  12/31/2007       16.140250         15.428895         217,926.2257
============   ==== ==========       =========         =========         ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        5.505944          6.697139         239,517.2743
  01/01/2004    to  12/31/2004        6.697139          7.136100         811,491.9878
  01/01/2005    to  12/31/2005        7.136100          7.964706         578,390.0961
  01/01/2006    to  12/31/2006        7.964706          7.690836         742,421.3717
  01/01/2007    to  12/31/2007        7.690836          7.727995         789,624.0946
============   ==== ==========       =========         =========         ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246575         10.619411           2,188.7533
  01/01/2006    to  12/31/2006       10.619411         11.122610         147,075.4023
  01/01/2007    to  12/31/2007       11.122610         10.283068         222,133.6169
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562         10.315213          31,561.8333
  01/01/2007    to  12/31/2007       10.315213         12.958474         324,088.3093
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264         16.066264         369,622.8473
  01/01/2004    to  12/31/2004       16.066264         17.076098         697,344.9751
  01/01/2005    to  12/31/2005       17.076098         17.031269         559,349.5468
  01/01/2006    to  12/31/2006       17.031269         18.267637         586,499.3697
  01/01/2007    to  12/31/2007       18.267637         19.124730         691,962.1293
============   ==== ==========       =========         =========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.555426         42.984805         130,759.3672
  01/01/2004    to  12/31/2004       42.984805         47.578964         321,303.2135
  01/01/2005    to  12/31/2005       47.578964         48.341721         262,792.5612
  01/01/2006    to  12/31/2006       48.341721         55.954181         301,020.5451
  01/01/2007    to  12/31/2007       55.954181         57.024330         301,091.8969
============   ==== ==========       =========         =========         ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.707674         11.575448         125,009.6808
  01/01/2004    to  12/31/2004       11.575448         12.105739         506,201.7474
  01/01/2005    to  12/31/2005       12.105739         12.879664         369,810.7405
  01/01/2006    to  12/31/2006       12.879664         14.451878         397,210.3327
  01/01/2007    to  12/31/2007       14.451878         15.771940         380,376.7638
============   ==== ==========       =========         =========         ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734          7.704481          89,669.1063
  01/01/2004    to  11/19/2004        7.704481          7.890285         139,502.5235
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562         10.453918          42,491.5642
  01/01/2007    to  12/31/2007       10.453918         14.033128         218,268.3821
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391          9.469098         101,863.0053
  01/01/2004    to  12/31/2004        9.469098         11.124362         577,061.5471
  01/01/2005    to  12/31/2005       11.124362         12.727210         510,577.5610
  01/01/2006    to  12/31/2006       12.727210         15.829364         623,804.3671
  01/01/2007    to  12/31/2007       15.829364         17.620509         706,596.4538
============   ==== ==========       =========         =========         ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.096666         10.002057         141,288.9607
  01/01/2004    to  12/31/2004       10.002057          9.891100         206,155.5527
  01/01/2005    to  04/30/2005        9.891100          9.892743               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562         12.803566         212,033.8547
  01/01/2005    to  12/31/2005       12.803566         14.253740         188,504.3262
  01/01/2006    to  12/31/2006       14.253740         19.271313         263,254.0101
  01/01/2007    to  12/31/2007       19.271313         16.093623         325,959.4629
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686          7.945738         480,286.5802
  01/01/2004    to  12/31/2004        7.945738          8.307522       1,203,753.2850
  01/01/2005    to  12/31/2005        8.307522          8.548668         950,753.5709
  01/01/2006    to  12/31/2006        8.548668          9.040556       1,004,044.7271
  01/01/2007    to  12/31/2007        9.040556         10.152174         910,931.6984
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.411529         364,592.4506
  01/01/2004    to  12/31/2004       10.411529         11.152314       1,047,599.9840
  01/01/2005    to  12/31/2005       11.152314         11.111391         904,972.5062
  01/01/2006    to  12/31/2006       11.111391         10.961391         979,723.7669
  01/01/2007    to  12/31/2007       10.961391         11.933208       1,005,015.8754
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154         11.652364         335,933.5974
  01/01/2004    to  12/31/2004       11.652364         12.019969         638,782.8628
  01/01/2005    to  12/31/2005       12.019969         12.077499         610,270.1983
  01/01/2006    to  12/31/2006       12.077499         12.404736         820,001.5681
  01/01/2007    to  12/31/2007       12.404736         13.110413         936,710.4431
============   ==== ==========       =========         =========       ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564450          9.978019          17,864.8747
============   ==== ==========       =========         =========       ==============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        3.305316          4.589108          29,059.5154
  01/01/2004    to  12/31/2004        4.589108          4.314826         318,515.9779
  01/01/2005    to  12/31/2005        4.314826          4.707273         237,604.1197
  01/01/2006    to  12/31/2006        4.707273          4.873139         360,144.6150
  01/01/2007    to  12/31/2007        4.873139          6.297612         342,326.8874
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231          6.110051         329,987.9411
  01/01/2004    to  12/31/2004        6.110051          7.073886         417,010.4575
  01/01/2005    to  12/31/2005        7.073886          7.968314         492,672.0981
  01/01/2006    to  12/31/2006        7.968314          8.313116         649,324.9803
  01/01/2007    to  12/31/2007        8.313116          9.608835         662,013.8296
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513         11.454065         224,906.7685
  01/01/2004    to  12/31/2004       11.454065         14.238069         609,117.9682
  01/01/2005    to  12/31/2005       14.238069         16.157491         568,281.6472
  01/01/2006    to  12/31/2006       16.157491         17.962804         683,720.1646
  01/01/2007    to  12/31/2007       17.962804         17.116257         734,570.6047
============   ==== ==========       =========         =========       ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562         11.088963         209,797.6090
  01/01/2005    to  12/31/2005       11.088963         12.134782         160,682.8027
  01/01/2006    to  12/31/2006       12.134782         12.648888         210,300.7010
  01/01/2007    to  12/31/2007       12.648888         15.429601         211,894.6353
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998562         10.451325          19,907.6579
  01/01/2006    to  12/31/2006       10.451325         11.919227          94,081.6527
  01/01/2007    to  12/31/2007       11.919227         11.419472         274,791.1728
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.892445          9.973519         459,875.9713
  01/01/2006    to  12/31/2006        9.973519         10.247024         852,398.4269
  01/01/2007    to  12/31/2007       10.247024         10.553046       1,047,590.2961
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.749521         344,838.7089
  01/01/2004    to  12/31/2004       10.749521         11.845032       1,376,680.4480
  01/01/2005    to  12/31/2005       11.845032         12.819984       1,190,515.8504
  01/01/2006    to  12/31/2006       12.819984         14.413047       1,446,005.5926
  01/01/2007    to  12/31/2007       14.413047         14.789310       1,565,196.0645
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577         13.947388         236,352.9973
  01/01/2004    to  12/31/2004       13.947388         15.027679         490,292.0852
  01/01/2005    to  12/31/2005       15.027679         16.201314         453,590.4270
  01/01/2006    to  12/31/2006       16.201314         17.859135         502,687.3926
  01/01/2007    to  12/31/2007       17.859135         16.306100         526,523.7066
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.732750         207,150.0599
  01/01/2004    to  12/31/2004        9.732750         10.418212         611,575.1898
  01/01/2005    to  12/31/2005       10.418212         11.623927         462,551.2167
  01/01/2006    to  12/31/2006       11.623927         11.711098         567,127.3352
  01/01/2007    to  12/31/2007       11.711098         12.817358         611,794.0722
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.428700           161,003.5690
  01/01/2004    to  12/31/2004       10.428700         11.300646           302,774.3902
  01/01/2005    to  12/31/2005       11.300646         11.591091           298,987.5209
  01/01/2006    to  12/31/2006       11.591091         13.120340           449,806.1390
  01/01/2007    to  12/31/2007       13.120340         13.532831           516,286.0273
============   ==== ==========       =========         =========        ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.232212         15.181339             1,059.4609
  01/01/2006    to  12/31/2006       15.181339         15.502724            67,761.1868
  01/01/2007    to  12/31/2007       15.502724         15.846744            43,992.5748
============   ==== ==========       =========         =========        ===============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300629         10.685617           121,236.0639
  01/01/2005    to  12/31/2005       10.685617         11.590752           894,188.5549
  01/01/2006    to  12/31/2006       11.590752         12.944726         1,644,016.0103
  01/01/2007    to  12/31/2007       12.944726         13.086132         2,213,874.2043
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100803         10.389680           739,667.2357
  01/01/2005    to  12/31/2005       10.389680         10.937077         4,724,605.5600
  01/01/2006    to  12/31/2006       10.937077         12.035216         7,802,234.5940
  01/01/2007    to  12/31/2007       12.035216         12.402700         9,152,633.3454
============   ==== ==========       =========         =========        ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940942         10.105881           104,766.7240
  01/01/2005    to  12/31/2005       10.105881         10.375938           725,694.0494
  01/01/2006    to  12/31/2006       10.375938         11.075921         1,187,350.2486
  01/01/2007    to  12/31/2007       11.075921         11.526954         1,611,920.2840
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240681         10.600541           787,097.3421
  01/01/2005    to  12/31/2005       10.600541         11.367691         6,313,057.8954
  01/01/2006    to  12/31/2006       11.367691         12.689689        10,412,290.2543
  01/01/2007    to  12/31/2007       12.689689         13.054701        12,419,946.5566
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010881         10.226064           627,196.8930
  01/01/2005    to  12/31/2005       10.226064         10.633274         2,297,446.7565
  01/01/2006    to  12/31/2006       10.633274         11.518490         3,909,326.9247
  01/01/2007    to  12/31/2007       11.518490         12.020101         4,618,566.9161
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) (closed effective November 12, 2007); and (b) Met Investors Series Trust: Goldman Sachs Mid Cap Value Portfolio (Class B) (closed effective April 28, 2008).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C)


Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of First MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or, as noted, Class C portfolios are available under the contract:


AMERICAN FUNDS BOND PORTFOLIO (CLASS C)


SUBADVISER: Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds Bond Portfolio seeks to maximize current income and preserve capital.


AMERICAN FUNDS GROWTH PORTFOLIO (CLASS C)


SUBADVISER: Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds Growth Portfolio seeks to achieve growth of capital.


AMERICAN FUNDS INTERNATIONAL PORTFOLIO (CLASS C)


SUBADVISER: Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds International Portfolio seeks to achieve growth of capital.


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO (formerly Neuberger Berman Real Estate Portfolio)


SUBADVISER: ING Clarion Real Estate Securities L.P. (formerly Neuberger Berman Management, Inc.)


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.



HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.



LAZARD MID CAP PORTFOLIO



SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid-Cap Portfolio seeks long-term growth of capital.

LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Advisors, LLC



INVESTMENT OBJECTIVE: The Legg Mason Partners Aggressive Growth Portfolio seeks capital appreciation.


LEGG MASON VALUE EQUITY PORTFOLIO


SUBADVISER: Legg Mason Capital Management, Inc.


INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term growth of capital.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT GROWTH AND INCOME PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.



LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.


MET/AIM SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Aim Capital Management, Inc.


INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.


MET/FRANKLIN MUTUAL SHARES PORTFOLIO


SUBADVISER: Franklin Mutual Advisers, LLC


INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The portfolio's secondary investment objective is income.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.



PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks to provide maximum real return, consistent with preservation of capital and prudent investment management.



PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.



RAINIER LARGE CAP EQUITY PORTFOLIO


SUBADVISER: Rainier Investment Management, Inc.


INVESTMENT OBJECTIVE: The Rainier Large Cap Equity Portfolio seeks to maximize long-term capital appreciation.

RCM TECHNOLOGY PORTFOLIO



SUBADVISER: RCM Capital Management LLC


INVESTMENT OBJECTIVE: The RCM Technology Portfolio seeks capital appreciation; no consideration is given to income.



T. ROWE PRICE MID CAP GROWTH PORTFOLIO



SUBADVISER: T. Rowe Price Associates, Inc.



INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.



THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.



TURNER MID CAP GROWTH PORTFOLIO



SUBADVISER: Turner Investment Partners, Inc.


INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.


VAN KAMPEN COMSTOCK PORTFOLIO



SUBADVISER: Morgan Stanley Investment Management, Inc., doing business as Van Kampen



INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.



METROPOLITAN SERIES FUND, INC. (CLASS B OR, AS NOTED, CLASS E)


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. The following Class B or, as noted, Class E portfolios are available under the contract:



BLACKROCK MONEY MARKET PORTFOLIO


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, Inc., L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.


HARRIS OAKMARK FOCUSED VALUE PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark Focused Value Portfolio seeks long-term capital appreciation.


JENNISON GROWTH PORTFOLIO


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

METLIFE STOCK INDEX PORTFOLIO


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.



WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.


MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)



In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by Met Investors Advisory, LLC are available under the contract:



METLIFE DEFENSIVE STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.



METLIFE MODERATE STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.



METLIFE BALANCED STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.



METLIFE GROWTH STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.



METLIFE AGGRESSIVE STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks to provide growth of capital.


MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C)


In addition to the Met Investors Series Trust portfolios listed above, the following Class C portfolios managed by Met Investors Advisory, LLC are also available under the contract:


AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Growth Allocation Portfolio seeks growth of capital.


MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by Met Investors Advisory, LLC is also available under the contract:


MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio primarily seeks capital appreciation and secondarily seeks income.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS


In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.



6-MONTH EDCA


The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that you are eligible to receive a purchase payment credit of 5% and that a $12,000 purchase payment plus the 5% purchase payment credit of $600 is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,600 remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 purchase payment amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:



Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount



At the beginning of the 4th month, assume that you are eligible to receive a purchase payment credit of 5% and a second purchase payment of $6,000 plus the 5% purchase payment credit of $300 is allocated to the 2nd Payment Bucket, where it is credited with a 4% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 purchase payment amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
   1             12600               2000              10600            10600
   2                                 2000               8643             8643
   3                                 2000               6678             6678
   4              6300               3000              10006             3706           6300
   5                                 3000               7041              721           6321
   6                                 3000               4065                0           4065
   7                                 3000               1078                0           1078
   8                                 1082                  0                0              0

12-MONTH EDCA


The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that you are eligible to receive a purchase payment credit of 5% and that a $24,000 purchase payment plus the 5% purchase payment credit of $1,200 is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $23,200 remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 purchase payment amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:



Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount



At the beginning of the 6th month, assume you are eligible to receive a purchase payment credit of 5% and a second purchase payment of $12,000 plus the 5% purchase payment credit of $600 is allocated to the 2nd Payment Bucket, where it is credited with a 4% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 purchase payment amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            25200               2000              23200            23200
    2                                2000              21295            21295
    3                                2000              19381            19381
    4                                2000              17460            17460
    5                                2000              15531            15531
    6            12600               3000              25195            12595          12600
    7                                3000              22287             9646          12641
    8                                3000              19368             6685          12683
    9                                3000              16437             3712          12724
   10                                3000              13493              728          12766
   11                                3000              10538                0          10538
   12                                3000               7573                0           7573
   13                                3000               4597                0           4597
   14                                3000               1613                0           1613
   15                                1618                  0                0              0

APPENDIX D

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee. Examples D through K are for the Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero.




[GRAPHIC APPEARS HERE]








                                    Remaining
Annual                              Guaranteed   Guaranteed
Benefit   Cumulative    Account     Withdrawal   Withdrawal
Payment   Withdrawals   Value       Amount       Amount
 $5,000        $5,000    $100,000     $100,000     $100,000
  5,000        10,000      90,250       95,000      100,000
  5,000        15,000    80,987.5       90,000      100,000
  5,000        20,000   72,188.13       85,000      100,000
  5,000        25,000   63,828.72       80,000      100,000
  5,000        30,000   55,887.28       75,000      100,000
  5,000        35,000   48,342.92       70,000      100,000
  5,000        40,000   41,175.77       65,000      100,000
  5,000        45,000   34,366.98       60,000      100,000
  5,000        50,000   27,898.63       55,000      100,000
  5,000        55,000    21,753.7       50,000      100,000
  5,000        60,000   15,916.02       45,000      100,000
  5,000        65,000   10,370.22       40,000      100,000
  5,000        70,000   5,101.706       35,000      100,000
  5,000        75,000    96.62093       30,000      100,000
  5,000        80,000           0            0      100,000
  5,000        85,000           0            0      100,000
  5,000        90,000           0            0      100,000
  5,000        95,000           0            0      100,000
  5,000       100,000           0            0      100,000





  2.   When Withdrawals Do Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - 5% Compounding Income Amount


Assume that a contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%).


The Total Guaranteed Withdrawal Amount will increase by 5% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the first withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the first withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 x 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 x 5%).


If the first withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 x 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 x 5%).


If the first withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 x 5%).




[GRAPHIC APPEARS HERE]








Year         Annual
of First     Benefit
Withdrawal   Payment
         1    $5,000
         2     5,250
         3     5,513
         4     5,788
         5     6,078
         6     6,381
         7     6,700
         8     7,036
         9     7,387
        10     7,757
        11     8,144





C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 5% Compounding Income Amount (No Withdrawals)


Assume that a contract had an initial purchase payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the account value has increased to

$110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $168,852. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 x 5%).


At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the account value is less than $189,000. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 x 5%).




[GRAPHIC APPEARS HERE]




D. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Benefit Base


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.



  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment



An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.



F. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Annual Benefit Payment



  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.



G. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount



An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.



H.   Enhanced Guaranteed Withdrawal Benefit and GWB I - Putting It All Together



     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18




  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800




I. Enhanced Guaranteed Withdrawal Benefit - How the Optional Reset Works (may be elected prior to age 81) -

     ENHANCED GWB


Assume that a contract had an initial purchase payment of $100,000 and the fee is 0.55%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The account value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.


The account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.



The period of time over which the Annual Benefit Payment may be taken would be lengthened.

[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000





J. Enhanced Guaranteed Withdrawal Benefit - How an Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment



Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the account value at the end of 5 years is $80,000. If an Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%).


Under these circumstances, the Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced Guaranteed Withdrawal Benefit and GWB I - Annual Benefit Payment Continuing When Account Value Reaches Zero



Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the account value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.




[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                   FIRST METLIFE INVESTORS INSURANCE COMPANY



                                    CLASS XC

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 28, 2008, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 28, 2008.




SAI-0408NYXC

TABLE OF CONTENTS                                                         PAGE



COMPANY ................................     2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM ...................................     2
CUSTODIAN ..............................     3
DISTRIBUTION ...........................     3
CALCULATION OF PERFORMANCE INFORMATION .     4
     Total Return ......................     4
     Historical Unit Values ............     4
     Reporting Agencies ................     5
ANNUITY PROVISIONS .....................     5
     Variable Annuity ..................     5
     Fixed Annuity .....................     6
     Mortality and Expense Guarantee ...     6
     Legal or Regulatory Restrictions        6
  on Transactions
TAX STATUS OF THE CONTRACTS ............     7
CONDENSED FINANCIAL INFORMATION ........     9
     Class XC ..........................     9
FINANCIAL STATEMENTS ...................    15

COMPANY


First MetLife Investors Insurance Company (First MetLife Investors or the Company) is a stock life insurance company that was organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Xerox Life Insurance Company, which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent of General American Life Insurance Company. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


On December 31, 2002, MetLife entered into a net worth maintenance agreement with the Company. Under the agreement, MetLife agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2007, the capital and surplus of the Company was in excess of these minimum capital and surplus levels. MetLife and the Company entered into the agreement in part to enhance and maintain the financial strength of the Company as set forth in the agreement. Creditors of the Company (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of the Company with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to the Company. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Standard & Poor's Corp. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


First MetLife Investors is presently licensed to do business only in the State of New York.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.





INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of First MetLife Investors Insurance Company (the "Company") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company changed its method of accounting for income taxes, as required by new accounting guidance adopted on January 1, 2007, and includes an explanatory paragraph referring to the fact that the Company's 2006 and 2005 financial statements have been restated), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.

The financial statements of each of the Sub-Accounts of First MetLife Investors Variable Annuity Account One included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.

The consolidated financial statements of General American Life Insurance Company (the "Guarantor") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Guarantor changed its method of accounting for deferred acquisition costs, and for income taxes, as required by new accounting guidance adopted on January 1, 2007, and changed its method of accounting for defined benefit pension and other postretirement plans as required by accounting guidance adopted on December 31, 2006), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200 Tampa, Florida 33602-5827.

CUSTODIAN

First MetLife Investors Insurance Company, 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION


Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.



The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.



MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.



Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:




                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2005             $10,662,978              $0
2006             $14,882,386              $0
2007             $32,189,140              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2007 ranged from $4,633,934 to $0. The amount of commissions paid to selected selling firms during 2007 ranged from $31,715,674 to $0. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2007 ranged from $43,071,305 to $0. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (MetLife Investors Insurance Company and MetLife Investors USA Insurance Company).


The following list sets forth the names of selling firms that received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.

A.G. Edwards & Sons, Inc.


Commonwealth
Edward Jones
Firstar Investments
HSBC Brokerage
J.J.B. Hilliard, W.L. Lyons, Inc.
Linsco Private Ledger Corp.
RBC Dain Rauscher, Inc.
Stifer, Nicolaus & Co., Incorporated
UBS Financial Services, Inc.
Wachovia Securities, LLC


There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.



Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised, and any applicable account fee, withdrawal charge and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the GWB rider charge is currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.



The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.



The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any applicable withdrawal charge, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.



Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.



The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GMIB, GWB or GMAB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows: The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.


The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o   You may not make a transfer from the fixed account to the Separate Account;


o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2007. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



CLASS XC





                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644         11.951741         1,987.2648
  01/01/2005    to  12/31/2005       11.951741         13.230588         5,003.5657
  01/01/2006    to  12/31/2006       13.230588         15.056884         5,512.9072
  01/01/2007    to  12/31/2007       15.056884         15.267724         5,361.3370
============   ==== ==========       =========         =========        ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        8.819295          8.805453            11.3388
  01/01/2003    to  12/31/2003        8.805453         11.690181         1,576.5564
  01/01/2004    to  12/31/2004       11.690181         13.858377         3,199.1810
  01/01/2005    to  12/31/2005       13.858377         15.573010         7,624.0781
  01/01/2006    to  12/31/2006       15.573010         19.738183        37,445.2598
  01/01/2007    to  12/31/2007       19.738183         19.196255         4,036.6187
============   ==== ==========       =========         =========        ===========
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        9.712266          9.636340         1,553.8966
  01/01/2003    to  12/31/2003        9.636340         11.959724         4,001.3734
  01/01/2004    to  12/31/2004       11.959724         13.457712         3,547.1561
  01/01/2005    to  12/31/2005       13.457712         14.304925         3,335.1612
  01/01/2006    to  12/31/2006       14.304925         16.136462         3,200.9491
  01/01/2007    to  12/31/2007       16.136462         15.440795        45,628.3998
============   ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  11/04/2002    to  12/31/2002        5.462574          5.177286            18.3064
  01/01/2003    to  12/31/2003        5.177286          6.666256         3,028.0077
  01/01/2004    to  12/31/2004        6.666256          7.110320         5,526.6238
  01/01/2005    to  12/31/2005        7.110320          7.943847         5,101.0248
  01/01/2006    to  12/31/2006        7.943847          7.678353         5,419.6069
  01/01/2007    to  12/31/2007        7.678353          7.723216         5,733.4046
============   ==== ==========       =========         =========        ===========

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246771         10.621157             0.0000
  01/01/2006    to  12/31/2006       10.621157         11.135542        68,421.2460
  01/01/2007    to  12/31/2007       11.135542         10.305387       108,856.8642
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644         10.322142             0.0000
  01/01/2007    to  12/31/2007       10.322142         12.980214         1,519.4137
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002       13.130095         13.644245             7.6161
  01/01/2003    to  12/31/2003       13.644245         15.992320        87,720.5805
  01/01/2004    to  12/31/2004       15.992320         17.014558        66,689.0413
  01/01/2005    to  12/31/2005       17.014558         16.986823         7,153.9134
  01/01/2006    to  12/31/2006       16.986823         18.238141         6,169.5671
  01/01/2007    to  12/31/2007       18.238141         19.113056         3,937.0013
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002       33.702867         33.272684             2.9671
  01/01/2003    to  12/31/2003       33.272684         42.786777         2,304.9029
  01/01/2004    to  12/31/2004       42.786777         47.407274         2,772.0719
  01/01/2005    to  12/31/2005       47.407274         48.215337         2,447.6443
  01/01/2006    to  12/31/2006       48.215337         55.863563        15,836.2274
  01/01/2007    to  12/31/2007       55.863563         56.989263        27,640.5527
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        8.734050          8.446962            11.4494
  01/01/2003    to  12/31/2003        8.446962         11.538078           450.4088
  01/01/2004    to  12/31/2004       11.538078         12.078766         2,055.3035
  01/01/2005    to  12/31/2005       12.078766         12.863783         1,956.4151
  01/01/2006    to  12/31/2006       12.863783         14.448465         2,417.6662
  01/01/2007    to  12/31/2007       14.448465         15.784081         3,750.5632
============   ==== ==========       =========         =========       ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        6.493504          6.270402            15.4000
  01/01/2003    to  12/31/2003        6.270402          7.668982         5,267.6667
  01/01/2004    to  11/19/2004        7.668982          7.860884         3,303.3516
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644         10.460946             0.0000
  01/01/2007    to  12/31/2007       10.460946         14.056678         1,095.0746
============   ==== ==========       =========         =========       ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        7.402712          7.256874        10,491.6473
  01/01/2003    to  12/31/2003        7.256874          9.425479        14,641.7502
  01/01/2004    to  12/31/2004        9.425479         11.084222        16,914.2831
  01/01/2005    to  12/31/2005       11.084222         12.698343        15,171.7956
  01/01/2006    to  12/31/2006       12.698343         15.829203        34,584.8739
  01/01/2007    to  12/31/2007       15.829203         17.646923        81,849.4739
============   ==== ==========       =========         =========       ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002       10.089834         10.077868             9.9110
  01/01/2003    to  12/31/2003       10.077868          9.955999        11,207.9849
  01/01/2004    to  12/31/2004        9.955999          9.855432         4,632.2560
  01/01/2005    to  04/30/2005        9.855432          9.860283             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644         12.812153         2,118.0859
  01/01/2005    to  12/31/2005       12.812153         14.277527         1,394.5578
  01/01/2006    to  12/31/2006       14.277527         19.322711        16,558.2809
  01/01/2007    to  12/31/2007       19.322711         16.152793        36,094.5709
============   ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        6.524660          6.255898            15.3265
  01/01/2003    to  12/31/2003        6.255898          7.909106         9,076.8296
  01/01/2004    to  12/31/2004        7.909106          8.277517        10,867.8708
  01/01/2005    to  12/31/2005        8.277517          8.526290         8,441.8326
  01/01/2006    to  12/31/2006        8.526290          9.025889        10,074.7049
  01/01/2007    to  12/31/2007        9.025889         10.145899        15,571.2144
============   ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.418489        10,938.0745
  01/01/2004    to  12/31/2004       10.418489         11.170963        49,297.7302
  01/01/2005    to  12/31/2005       11.170963         11.141080        18,420.9502
  01/01/2006    to  12/31/2006       11.141080         11.001649        38,762.4159
  01/01/2007    to  12/31/2007       11.001649         11.989080        69,091.4609
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002       11.103176         11.304919             9.0064
  01/01/2003    to  12/31/2003       11.304919         11.598744        53,913.1162
  01/01/2004    to  12/31/2004       11.598744         11.976661        50,786.1402
  01/01/2005    to  12/31/2005       11.976661         12.045993        49,491.1065
  01/01/2006    to  12/31/2006       12.045993         12.384722       143,627.7153
  01/01/2007    to  12/31/2007       12.384722         13.102425       319,175.2204
============   ==== ==========       =========         =========       ============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564767          9.979690             0.0000
============   ==== ==========       =========         =========       ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  11/04/2002    to  12/31/2002        3.110303          2.947164            32.1512
  01/01/2003    to  12/31/2003        2.947164          4.567923           635.6430
  01/01/2004    to  12/31/2004        4.567923          4.299219         2,101.0910
  01/01/2005    to  12/31/2005        4.299219          4.694924         1,968.3959
  01/01/2006    to  12/31/2006        4.694924          4.865207         2,048.0822
  01/01/2007    to  12/31/2007        4.865207          6.293680         2,543.2363
============   ==== ==========       =========         =========        ===========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        4.704489          4.525032            21.2563
  01/01/2003    to  12/31/2003        4.525032          6.081870         6,031.5903
  01/01/2004    to  12/31/2004        6.081870          7.048322         4,535.4494
  01/01/2005    to  12/31/2005        7.048322          7.947436         3,508.7807
  01/01/2006    to  12/31/2006        7.947436          8.299611         2,942.8626
  01/01/2007    to  12/31/2007        8.299611          9.602874         2,723.6527
============   ==== ==========       =========         =========        ===========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        8.170506          8.218733         1,796.1308
  01/01/2003    to  12/31/2003        8.218733         11.433062         5,326.9455
  01/01/2004    to  12/31/2004       11.433062         14.226210         5,163.4684
  01/01/2005    to  12/31/2005       14.226210         16.160130         4,737.9412
  01/01/2006    to  12/31/2006       16.160130         17.983664         4,687.1965
  01/01/2007    to  12/31/2007       17.983664         17.153385        13,263.6983
============   ==== ==========       =========         =========        ===========
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644         11.096411         1,020.2196
  01/01/2005    to  12/31/2005       11.096411         12.155042         1,170.6279
  01/01/2006    to  12/31/2006       12.155042         12.682656         1,126.7038
  01/01/2007    to  12/31/2007       12.682656         15.486352         1,999.1533
============   ==== ==========       =========         =========        ===========
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998644         10.458340             0.0000
  01/01/2006    to  12/31/2006       10.458340         11.939126        32,658.2292
  01/01/2007    to  12/31/2007       11.939126         11.450048        85,985.9007
============   ==== ==========       =========         =========        ===========
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.860067          9.947469         1,843.9836
  01/01/2006    to  12/31/2006        9.947469         10.230456        16,099.3999
  01/01/2007    to  12/31/2007       10.230456         10.546583        30,574.8354
============   ==== ==========       =========         =========        ===========

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  11/04/2002    to  12/31/2002        8.385188          8.320551            11.9258
  01/01/2003    to  12/31/2003        8.320551         10.699997         4,316.3356
  01/01/2004    to  12/31/2004       10.699997         11.802287         8,761.2184
  01/01/2005    to  12/31/2005       11.802287         12.786459        10,035.0771
  01/01/2006    to  12/31/2006       12.786459         14.389697        10,280.1569
  01/01/2007    to  12/31/2007       14.389697         14.780208         9,037.2754
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002       10.505456         10.665887         4,208.6786
  01/01/2003    to  12/31/2003       10.665887         13.883167         8,698.5313
  01/01/2004    to  12/31/2004       13.883167         14.973492         7,095.2567
  01/01/2005    to  12/31/2005       14.973492         16.158995         7,159.1884
  01/01/2006    to  12/31/2006       16.158995         17.830257         1,839.7137
  01/01/2007    to  12/31/2007       17.830257         16.296121         1,981.2066
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        8.051474          7.615315            12.4201
  01/01/2003    to  12/31/2003        7.615315          9.714878         3,962.3194
  01/01/2004    to  12/31/2004        9.714878         10.409513         4,487.2670
  01/01/2005    to  12/31/2005       10.409513         11.625804         3,889.4946
  01/01/2006    to  12/31/2006       11.625804         11.724679         3,587.6697
  01/01/2007    to  12/31/2007       11.724679         12.845133         2,876.6601
============   ==== ==========       =========         =========       ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        8.535181          8.264381            11.7162
  01/01/2003    to  12/31/2003        8.264381         10.395014             0.0000
  01/01/2004    to  12/31/2004       10.395014         11.275442             0.0000
  01/01/2005    to  12/31/2005       11.275442         11.578333       117,640.9243
  01/01/2006    to  12/31/2006       11.578333         13.121585        59,248.4324
  01/01/2007    to  12/31/2007       13.121585         13.550452        10,937.4024
============   ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.393136         15.351902             0.0000
  01/01/2006    to  12/31/2006       15.351902         15.692541        15,864.5304
  01/01/2007    to  12/31/2007       15.692541         16.056909        45,219.7238
============   ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301164         10.687313             0.0000
  01/01/2005    to  12/31/2005       10.687313         11.604154             0.0000
  01/01/2006    to  12/31/2006       11.604154         12.972623             0.0000
  01/01/2007    to  12/31/2007       12.972623         13.127531             0.0000
============   ==== ==========       =========         =========       ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101328         10.391330             0.0000
  01/01/2005    to  12/31/2005       10.391330         10.949726             0.0000
  01/01/2006    to  12/31/2006       10.949726         12.061156           437.5739
  01/01/2007    to  12/31/2007       12.061156         12.441938        92,154.8158
============   ==== ==========       =========         =========        ===========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941459         10.107486             0.0000
  01/01/2005    to  12/31/2005       10.107486         10.387940             0.0000
  01/01/2006    to  12/31/2006       10.387940         11.099798             0.0000
  01/01/2007    to  12/31/2007       11.099798         11.563424             0.0000
============   ==== ==========       =========         =========        ===========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241214         10.602224             0.0000
  01/01/2005    to  12/31/2005       10.602224         11.380836             0.0000
  01/01/2006    to  12/31/2006       11.380836         12.717038             0.0000
  01/01/2007    to  12/31/2007       12.717038         13.096001           779.2152
============   ==== ==========       =========         =========        ===========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011402         10.227688             0.0000
  01/01/2005    to  12/31/2005       10.227688         10.645573             0.0000
  01/01/2006    to  12/31/2006       10.645573         11.543319             0.0000
  01/01/2007    to  12/31/2007       11.543319         12.058129             0.0000
============   ==== ==========       =========         =========        ===========

FINANCIAL STATEMENTS


The financial statements of the Separate Account, the Company and General American Life Insurance Company are included herein.



The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.


The financial statements of General American Life Insurance Company are included because for Class XC contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
First MetLife Investors Variable Annuity Account One and the Board of Directors of First MetLife Investors Insurance Company:

We have audited the accompanying statements of assets and liabilities of First MetLife Investors Variable Annuity Account One (the "Separate Account") of First MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Sub-Accounts listed in Appendix B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                 APPENDIX - A

                     MIST Lord Abbett Growth and Income
                     Sub-Account
                     MIST Lord Abbett Bond Debenture
                     Sub-Account
                     MIST Lord Abbett Mid-Cap Value
                     Sub-Account
                     MIST Oppenheimer Capital Appreciation
                     Sub-Account
                     MIST Legg Mason Partners Aggressive
                     Growth Sub-Account
                     MIST Van Kampen Mid-Cap Growth
                     Sub-Account
                     MIST PIMCO Total Return Sub-Account
                     MIST RCM Technology Sub-Account
                     MIST T. Rowe Price Mid-Cap Growth
                     Sub-Account
                     MIST MFS Research International
                     Sub-Account
                     MIST Lazard Mid-Cap Sub-Account
                     MIST Met/AIM Small-Cap Growth
                     Sub-Account
                     MIST Harris Oakmark International
                     Sub-Account
                     MIST Third Avenue Small-Cap Value
                     Sub-Account
                     MIST PIMCO Inflation Protected Bond
                     Sub-Account
                     MIST Neuberger Berman Real Estate
                     Sub-Account
                     MIST Turner Mid Cap Growth Sub-Account
                     MIST Goldman Sachs Mid-Cap Value
                     Sub-Account
                     MIST MetLife Defensive Strategy
                     Sub-Account
                     MIST MetLife Moderate Strategy
                     Sub-Account
                     MIST MetLife Balanced Strategy
                     Sub-Account
                     MIST MetLife Growth Strategy
                     Sub-Account
                     MIST MetLife Aggressive Strategy
                     Sub-Account
                     MIST Cyclical Growth ETF Sub-Account
                     MIST Cyclical Growth & Income ETF
                     Sub-Account
                     MIST Van Kampen Comstock Sub-Account
                     MIST Legg Mason Value Equity
                     Sub-Account
                     MIST MFS Emerging Markets Equity
                     Sub-Account
                     MIST Loomis Sayles Global Markets
                     Sub-Account
                     MIST Met/AIM Capital Appreciation
                     Sub-Account
                     MIST BlackRock High Yield Sub-Account
                     MIST Janus Forty Sub-Account
                     MIST MFS Value Sub-Account
                     MIST Pioneer Fund Sub-Account
                     MIST Pioneer Strategic Income
                     Sub-Account
                     MIST Dreman Small-Cap Value
                     Sub-Account
                     MIST BlackRock Large-Cap Core
                     Sub-Account
                     MIST Strategic Growth and Income
                     Sub-Account
                     MIST Strategic Conservative Growth
                     Sub-Account
                     MIST Strategic Growth Sub-Account
                     MIST Rainier Large Cap Equity
                     Sub-Account
                     Russell Multi-Style Equity Sub-Account
                     Russell Aggressive Equity Sub-Account
                     Russell Non-U.S. Sub-Account
                     Russell Core Bond Sub-Account
                     Russell Real Estate Securities
                     Sub-Account
                     AIM V.I. International Growth
                     Sub-Account
                     AllianceBernstein Large-Cap Growth
                     Sub-Account
                     Putnam VT Growth & Income Sub-Account
                     Putnam VT Equity Income Sub-Account
                     Putnam VT Vista Sub-Account
                     FTVIPT Templeton Foreign Securities
                     Sub-Account

                     FTVIPT Templeton Developing Markets
                     Securities Sub-Account
                     FTVIPT Templeton Growth Securities
                     Sub-Account
                     FTVIPT Franklin Mutual Shares
                     Securities Sub-Account
                     FTVIPT Franklin Income Securities
                     Sub-Account
                     Fidelity VIP Equity-Income Sub-Account
                     Fidelity VIP Mid-Cap Sub-Account
                     Fidelity VIP Contrafund Sub-Account
                     MSF MetLife Stock Index Sub-Account
                     MSF FI International Stock Sub-Account
                     MSF BlackRock Bond Income Sub-Account
                     MSF BlackRock Money Market Sub-Account
                     MSF Davis Venture Value Sub-Account
                     MSF Harris Oakmark Focused Value
                     Sub-Account
                     MSF Jennison Growth Sub-Account
                     MSF MFS Total Return Sub-Account
                     MSF Capital Guardian U.S. Equity
                     Sub-Account
                     MSF Western Asset Management
                     Strategic Bond Opportunities
                     Sub-Account
                     MSF Western Asset Management U.S.
                     Government Sub-Account
                     MSF T. Rowe Price Small-Cap Growth
                     Sub-Account
                     MSF T. Rowe Price Large-Cap Growth
                     Sub-Account
                     MSF Franklin Templeton Small-Cap
                     Growth Sub-Account
                     MSF BlackRock Strategic Value
                     Sub-Account
                     MSF Oppenheimer Global Equity
                     Sub-Account
                     MSF FI Large Cap Sub-Account
                     MSF FI Value Leaders Sub-Account
                     MSF MetLife Aggressive Allocation
                     Sub-Account
                     MSF MetLife Conservative Allocation
                     Sub-Account
                     MSF MetLife Conservative to Moderate
                     Allocation Sub-Account
                     MSF MetLife Moderate to Aggressive
                     Allocation Sub-Account
                     PIMCO VIT High Yield Sub-Account
                     PIMCO VIT Low Duration Sub-Account
                     Pioneer VCT Mid-Cap Value Sub-Account
                     American Funds Global Growth
                     Sub-Account
                     American Funds Growth-Income
                     Sub-Account
                     American Funds Growth Sub-Account
                     Van Kampen UIF Equity and Income
                     Sub-Account
                     Van Kampen UIF U.S. Real Estate
                     Sub-Account
                     Van Kampen LIT Comstock Sub-Account
                     Van Kampen LIT Strategic Growth
                     Sub-Account
                     Van Kampen LIT Growth and Income
                     Sub-Account
                     LMPVET Small-Cap Growth Sub-Account
                     LMPVET Investors Sub-Account
                     LMPVET Equity Index Sub-Account
                     LMPVET Fundamental Value Sub-Account
                     LMPVET Appreciation Sub-Account
                     LMPVET Aggressive Growth Sub-Account
                     LMPVET Large-Cap Growth Sub-Account
                     LMPVET Social Awareness Sub-Account
                     LMPVET Capital and Income Sub-Account
                     LMPVET Capital Sub-Account
                     LMPVET Dividend Strategy Sub-Account
                     LMPVET Lifestyle Allocation 50%
                     Sub-Account
                     LMPVET Lifestyle Allocation 70%
                     Sub-Account
                     LMPVET Lifestyle Allocation 85%
                     Sub-Account

                     LMPVIT Global High Yield Bond
                     Sub-Account
                     LMPVIT Global Equity Sub-Account
                     LMPVIT Adjustable Rate Income
                     Sub-Account
                     LMPVIT Money Market Sub-Account

                                 APPENDIX - B

MIST Met/Putnam Capital Opportunities Sub-Account
MIST Lord Abbett America's Value Sub-Account
MIST Pioneer Mid-Cap Value Sub-Account
LMPV Capital and Income Sub-Account
LMPV Growth and Income Sub-Account
LMPV Large-Cap Value Sub-Account
LMPVET Multiple Discipline Sub-Account-Large Cap Growth and Value

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2007


                                  MIST Lord Abbett  MIST Lord Abbett MIST Lord Abbett   MIST Oppenheimer
                                  Growth and Income  Bond Debenture   Mid-Cap Value   Capital Appreciation
                                     Sub-Account      Sub-Account      Sub-Account        Sub-Account
                                  ----------------- ---------------- ---------------- --------------------
Assets:
 Investments at fair value....... $     48,453,250  $     26,501,533 $      6,955,104   $     24,671,694
 Other receivables...............               --                --               --                 --
 Due from First MetLife Investors
   Insurance Company.............               --                --               --                 --
                                  ----------------  ---------------- ----------------   ----------------
     Total Assets................       48,453,250        26,501,533        6,955,104         24,671,694
                                  ----------------  ---------------- ----------------   ----------------
Liabilities:
 Other payables..................               --                --               --                 --
 Due to First MetLife Investors
   Insurance Company.............              390               436              527                347
                                  ----------------  ---------------- ----------------   ----------------
     Total Liabilities...........              390               436              527                347
                                  ----------------  ---------------- ----------------   ----------------

Net Assets....................... $     48,452,860  $     26,501,097 $      6,954,577   $     24,671,347
                                  ================  ================ ================   ================
 Units outstanding...............          848,840         1,381,928          257,255          2,418,972
 Unit value (accumulation).......    $55.87-$63.24     $18.74-$20.75    $26.10-$29.40       $9.95-$12.72

  The accompanying notes are an integral part of these financial statements.

 MIST Legg Mason
    Partners      MIST Van Kampen     MIST PIMCO       MIST RCM      MIST T.Rowe Price MIST MFS Research
Aggressive Growth Mid-Cap Growth     Total Return     Technology      Mid-Cap Growth     International
   Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account       Sub-Account
----------------- ---------------- ---------------- ---------------- ----------------- -----------------

$     12,452,266  $      2,154,597 $     44,128,296 $      5,606,326 $     19,400,503  $     36,338,284
              --                --               --               --               --                --

              --                --               --               --               --                --
----------------  ---------------- ---------------- ---------------- ----------------  ----------------
      12,452,266         2,154,597       44,128,296        5,606,326       19,400,503        36,338,284
----------------  ---------------- ---------------- ---------------- ----------------  ----------------
              --                --               --               --               --                --

             287               407              291              334              284               262
----------------  ---------------- ---------------- ---------------- ----------------  ----------------
             287               407              291              334              284               262
----------------  ---------------- ---------------- ---------------- ----------------  ----------------

$     12,451,979  $      2,154,190 $     44,128,005 $      5,605,992 $     19,400,219  $     36,338,022
================  ================ ================ ================ ================  ================
       1,602,616           167,765        3,364,195          888,157        2,014,479         2,054,929
    $7.57-$10.90     $12.65-$13.69    $12.85-$13.94      $6.17-$6.43      $9.41-$9.95     $17.26-$25.34

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                               December 31, 2007

                                                                      MIST Harris
                                    MIST Lazard      MIST Met/AIM       Oakmark      MIST Third Avenue
                                      Mid-Cap      Small-Cap Growth  International    Small Cap Value
                                    Sub-Account      Sub-Account      Sub-Account       Sub-Account
                                  ---------------- ---------------- ---------------- -----------------
Assets:
 Investments at fair value....... $     10,567,770 $     15,139,157 $     43,281,328 $     29,470,292
 Other receivables...............               --               --               --               --
 Due from First MetLife Investors
   Insurance Company.............               --               --               --               --
                                  ---------------- ---------------- ---------------- ----------------
     Total Assets................       10,567,770       15,139,157       43,281,328       29,470,292
                                  ---------------- ---------------- ---------------- ----------------
Liabilities:
 Other payables..................               --               --               --               --
 Due to First MetLife Investors
   Insurance Company.............              315              561              197              299
                                  ---------------- ---------------- ---------------- ----------------
     Total Liabilities...........              315              561              197              299
                                  ---------------- ---------------- ---------------- ----------------

Net Assets....................... $     10,567,455 $     15,138,596 $     43,281,131 $     29,469,993
                                  ================ ================ ================ ================
 Units outstanding...............          684,831          956,779        2,251,675        1,719,602
 Unit value (accumulation).......    $15.15-$16.33    $15.49-$16.11    $18.84-$19.59    $16.86-$22.13


  The accompanying notes are an integral part of these financial statements.

    MIST PIMCO                                               MIST
Inflation Protected   MIST Neuberger     MIST Turner     Goldman Sachs      MIST MetLife      MIST MetLife
       Bond         Berman Real Estate  Mid Cap Growth   Mid-Cap Value   Defensive Strategy Moderate Strategy
    Sub-Account        Sub-Account       Sub-Account      Sub-Account       Sub-Account        Sub-Account
------------------- ------------------ ---------------- ---------------- ------------------ -----------------
 $     28,956,295    $     13,923,917  $      8,336,958 $     19,992,290  $     53,548,614  $    135,865,966
               --                  --                --               --                --                --

               --                  --                --               --                --                --
 ----------------    ----------------  ---------------- ----------------  ----------------  ----------------
       28,956,295          13,923,917         8,336,958       19,992,290        53,548,614       135,865,966
 ----------------    ----------------  ---------------- ----------------  ----------------  ----------------
               --                  --                --               --                --                --

              250                 434               294              128                34                80
 ----------------    ----------------  ---------------- ----------------  ----------------  ----------------
              250                 434               294              128                34                80
 ----------------    ----------------  ---------------- ----------------  ----------------  ----------------

 $     28,956,045    $     13,923,483  $      8,336,664 $     19,992,162  $     53,548,580  $    135,865,886
 ================    ================  ================ ================  ================  ================
        2,418,379             861,112           538,638        1,310,760         4,639,907        11,270,605
    $11.82-$12.19       $15.98-$28.84     $15.32-$15.69    $15.10-$15.47     $11.45-$11.86     $11.94-$12.19


  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                               December 31, 2007

                                    MIST MetLife     MIST MetLife       MIST MetLife      MIST Cyclical
                                  Balanced Strategy Growth Strategy  Aggressive Strategy   Growth ETF
                                     Sub-Account      Sub-Account        Sub-Account       Sub-Account
                                  ----------------- ---------------- ------------------- ----------------
Assets:
 Investments at fair value....... $    316,936,656  $    393,211,836  $     74,631,869   $      1,967,789
 Other receivables...............               --                --                --                 --
 Due from First MetLife Investors
   Insurance Company.............               --                --                --                 --
                                  ----------------  ----------------  ----------------   ----------------
     Total Assets................      316,936,656       393,211,836        74,631,869          1,967,789
                                  ----------------  ----------------  ----------------   ----------------
Liabilities:
 Other payables..................               --                --                --                 --
 Due to First MetLife Investors
   Insurance Company.............              215                38                --                155
                                  ----------------  ----------------  ----------------   ----------------
     Total Liabilities...........              215                38                --                155
                                  ----------------  ----------------  ----------------   ----------------

Net Assets....................... $    316,936,441  $    393,211,798  $     74,631,869   $      1,967,634
                                  ================  ================  ================   ================
 Units outstanding...............       25,484,457        30,046,540         5,687,800            165,782
 Unit value (accumulation).......    $12.32-$12.58     $12.97-$13.24     $13.00-$13.27      $11.86-$11.92


  The accompanying notes are an integral part of these financial statements.

   MIST Cyclical    MIST Van Kampen  MIST Legg Mason  MIST MFS Emerging MIST Loomis Sayles     MIST Met/AIM
Growth & Income ETF    Comstock       Value Equity     Markets Equity     Global Markets   Capital Appreciation
    Sub-Account       Sub-Account      Sub-Account       Sub-Account       Sub-Account         Sub-Account
------------------- ---------------- ---------------- ----------------- ------------------ --------------------
 $      1,638,004   $     12,087,404 $      8,164,535 $      9,100,961   $      9,069,499    $        399,082
               --                 --               --               --                 --                  --

               --                 --               --               --                 --                  --
 ----------------   ---------------- ---------------- ----------------   ----------------    ----------------
        1,638,004         12,087,404        8,164,535        9,100,961          9,069,499             399,082
 ----------------   ---------------- ---------------- ----------------   ----------------    ----------------
               --                 --               --               --                 --                  --

               26                420              553              314                258                 247
 ----------------   ---------------- ---------------- ----------------   ----------------    ----------------
               26                420              553              314                258                 247
 ----------------   ---------------- ---------------- ----------------   ----------------    ----------------

 $      1,637,978   $     12,086,984 $      8,163,982 $      9,100,647   $      9,069,241    $        398,835
 ================   ================ ================ ================   ================    ================
          141,525          1,056,695          792,641          647,619            699,151              75,532
    $11.57-$11.63      $11.36-$11.73    $10.24-$10.38    $13.99-$14.14      $12.92-$13.06        $1.63-$15.81


  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                               December 31, 2007

                                   MIST BlackRock    MIST Janus        MIST MFS        MIST Pioneer
                                     High Yield         Forty            Value             Fund
                                    Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                  ---------------- ---------------- ---------------- ----------------
Assets:
 Investments at fair value....... $        966,702 $      1,470,647 $      1,909,400 $        719,823
 Other receivables...............               --               --               --               --
 Due from First MetLife Investors
   Insurance Company.............               --               --               --               --
                                  ---------------- ---------------- ---------------- ----------------
     Total Assets................          966,702        1,470,647        1,909,400          719,823
                                  ---------------- ---------------- ---------------- ----------------
Liabilities:
 Other payables..................               --               --               --               --
 Due to First MetLife Investors
   Insurance Company.............              107              388              346              322
                                  ---------------- ---------------- ---------------- ----------------
     Total Liabilities...........              107              388              346              322
                                  ---------------- ---------------- ---------------- ----------------

Net Assets....................... $        966,595 $      1,470,259 $      1,909,054 $        719,501
                                  ================ ================ ================ ================
 Units outstanding...............           58,278           10,267          114,399           36,823
 Unit value (accumulation).......    $16.41-$16.78  $137.59-$149.97    $16.40-$17.03    $19.02-$20.11


  The accompanying notes are an integral part of these financial statements.

  MIST Pioneer        MIST Dreman     MIST BlackRock   MIST Strategic     MIST Strategic     MIST Strategic
Strategic Income    Small Cap Value   Large-Cap Core  Growth and Income Conservative Growth      Growth
  Sub-Account         Sub-Account      Sub-Account       Sub-Account        Sub-Account       Sub-Account
----------------    ---------------- ---------------- ----------------- ------------------- ----------------
$      7,613,030    $      3,272,863 $        426,028 $        607,736   $      1,753,084   $      1,267,100
              --                  --               --               --                 --                 --

              --                  --               --               --                 --                 --
----------------    ---------------- ---------------- ----------------   ----------------   ----------------
       7,613,030           3,272,863          426,028          607,736          1,753,084          1,267,100
----------------    ---------------- ---------------- ----------------   ----------------   ----------------
              --                  --               --               --                 --                 --

             103                 236              259              149                 57                105
----------------    ---------------- ---------------- ----------------   ----------------   ----------------
             103                 236              259              149                 57                105
----------------    ---------------- ---------------- ----------------   ----------------   ----------------

$      7,612,927    $      3,272,627 $        425,769 $        607,587   $      1,753,027   $      1,266,995
================    ================ ================ ================   ================   ================
         390,847             245,528           36,871           56,745            160,933            114,564
   $19.01-$20.22       $13.27-$13.40    $11.39-$11.67    $10.69-$10.72      $10.88-$10.91      $11.05-$11.08

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                               December 31, 2007

                                    MIST Rainier        Russell            Russell          Russell
                                  Large Cap Equity Multi-Style Equity Aggressive Equity    Non-U.S.
                                    Sub-Account       Sub-Account        Sub-Account      Sub-Account
                                  ---------------- ------------------ ----------------- ----------------
Assets:
 Investments at fair value....... $        421,081  $        187,502  $         36,677  $         30,502
 Other receivables...............               --                --                --                --
 Due from First MetLife Investors
   Insurance Company.............               --                --                --                --
                                  ----------------  ----------------  ----------------  ----------------
     Total Assets................          421,081           187,502            36,677            30,502
                                  ----------------  ----------------  ----------------  ----------------
Liabilities:
 Other payables..................               --                --                --                --
 Due to First MetLife Investors
   Insurance Company.............              252                56                43                36
                                  ----------------  ----------------  ----------------  ----------------
     Total Liabilities...........              252                56                43                36
                                  ----------------  ----------------  ----------------  ----------------

Net Assets....................... $        420,829  $        187,446  $         36,634  $         30,466
                                  ================  ================  ================  ================
 Units outstanding...............           42,176            18,447             2,547             2,222
 Unit value (accumulation).......      $9.98-$9.99            $10.16            $14.38            $13.71

  The accompanying notes are an integral part of these financial statements.

    Russell             Russell               AIM V.I.       AllianceBerstein    Putnam VT        Putnam VT
   Core Bond     Real Estate Securities International Growth Large-Cap Growth Growth & Income   Equity Income
  Sub-Account         Sub-Account           Sub-Account        Sub-Account      Sub-Account      Sub-Account
---------------- ---------------------- -------------------- ---------------- ---------------- ----------------
$        280,798    $         67,000      $        403,819   $         48,223 $        155,190 $         81,737
              --                  --                    --                 --               --               --

              --                  --                    --                 --               --               --
----------------    ----------------      ----------------   ---------------- ---------------- ----------------
         280,798              67,000               403,819             48,223          155,190           81,737
----------------    ----------------      ----------------   ---------------- ---------------- ----------------
              --                  --                    --                 --               --               --

              35                  25                   179                 90               76               77
----------------    ----------------      ----------------   ---------------- ---------------- ----------------
              35                  25                   179                 90               76               77
----------------    ----------------      ----------------   ---------------- ---------------- ----------------

$        280,763    $         66,975      $        403,640   $         48,133 $        155,114 $         81,660
================    ================      ================   ================ ================ ================
          19,474               2,367                19,177              1,281           11,559            4,854
          $14.42              $28.29         $12.91-$30.15      $36.90-$37.77    $12.30-$60.63    $16.47-$16.96

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                               December 31, 2007

                                                                       FTVIPT Templeton
                                     Putnam VT      FTVIPT Templeton      Developing     FTVIPT Templeton
                                       Vista       Foreign Securities Markets Securities Growth Securities
                                    Sub-Account       Sub-Account        Sub-Account        Sub-Account
                                  ---------------- ------------------ ------------------ -----------------
Assets:
 Investments at fair value....... $        248,772  $     16,248,486   $     10,409,013  $        973,456
 Other receivables...............               --                --                 --                --
 Due from First MetLife Investors
   Insurance Company.............               --                --                 --                --
                                  ----------------  ----------------   ----------------  ----------------
     Total Assets................          248,772        16,248,486         10,409,013           973,456
                                  ----------------  ----------------   ----------------  ----------------
Liabilities:
 Other payables..................               --                --                 --                --
 Due to First MetLife Investors
   Insurance Company.............               32               396                300               103
                                  ----------------  ----------------   ----------------  ----------------
     Total Liabilities...........               32               396                300               103
                                  ----------------  ----------------   ----------------  ----------------

Net Assets....................... $        248,740  $     16,248,090   $     10,408,713  $        973,353
                                  ================  ================   ================  ================
 Units outstanding...............           36,098           711,214            512,435            49,595
 Unit value (accumulation).......            $6.89     $15.78-$39.15      $16.11-$27.29     $18.84-$19.85

  The accompanying notes are an integral part of these financial statements.

     FTVIPT             FTVIPT
 Franklin Mutual    Franklin Income   Fidelity VIP      Fidelity VIP     Fidelity VIP     MSF MetLife
Shares Securities     Securities      Equity-Income       Mid-Cap         Contrafund      Stock Index
   Sub-Account        Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
-----------------   ---------------- ---------------- ---------------- ---------------- ----------------
$      2,197,745    $     16,749,041 $         57,375 $      1,277,868 $     15,082,805 $     20,352,896
              --                  --               --               --               --               --

              --                  --               --               --               --               --
----------------    ---------------- ---------------- ---------------- ---------------- ----------------
       2,197,745          16,749,041           57,375        1,277,868       15,082,805       20,352,896
----------------    ---------------- ---------------- ---------------- ---------------- ----------------
              --                  --               --               --               --               --

              32                 127               74               90               18              240
----------------    ---------------- ---------------- ---------------- ---------------- ----------------
              32                 127               74               90               18              240
----------------    ---------------- ---------------- ---------------- ---------------- ----------------

$      2,197,713    $     16,748,914 $         57,301 $      1,277,778 $     15,082,787 $     20,352,656
================    ================ ================ ================ ================ ================
          92,870             380,964            3,241           31,629          330,921        1,498,764
   $23.55-$23.94       $42.48-$45.39    $15.74-$63.05    $40.27-$40.82    $44.76-$46.54    $13.29-$13.82

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                               December 31, 2007



                                        MSF FI         MSF BlackRock    MSF BlackRock      MSF Davis
                                  International Stock   Bond Income     Money Market     Venture Value
                                      Sub-Account       Sub-Account      Sub-Account      Sub-Account
                                  ------------------- ---------------- ---------------- ----------------
Assets:
 Investments at fair value.......  $        624,591   $      4,221,333 $     26,671,356 $     60,113,467
 Other receivables...............                --                 --               --               --
 Due from First MetLife Investors
   Insurance Company.............                --                 --               --               --
                                   ----------------   ---------------- ---------------- ----------------
     Total Assets................           624,591          4,221,333       26,671,356       60,113,467
                                   ----------------   ---------------- ---------------- ----------------
Liabilities:
 Other payables..................                --                 --               --               --
 Due to First MetLife Investors
   Insurance Company.............               161                304              223              188
                                   ----------------   ---------------- ---------------- ----------------
     Total Liabilities...........               161                304              223              188
                                   ----------------   ---------------- ---------------- ----------------

Net Assets.......................  $        624,430   $      4,221,029 $     26,671,133 $     60,113,279
                                   ================   ================ ================ ================
 Units outstanding...............            30,502             93,145        2,524,096        4,056,492
 Unit value (accumulation).......     $19.15-$21.18      $43.98-$56.83    $10.34-$10.78    $14.49-$42.65


  The accompanying notes are an integral part of these financial statements.

                                                                          MSF Western Asset
                                                                             Management     MSF Western Asset
MSF Harris Oakmark   MSF Jennison       MSF MFS          MSF Capital       Strategic Bond      Management
  Focused Value         Growth        Total Return   Guardian U.S. Equity   Opportunities    U.S. Government
   Sub-Account       Sub-Account      Sub-Account        Sub-Account         Sub-Account       Sub-Account
------------------ ---------------- ---------------- -------------------- ----------------- -----------------
 $     17,528,798  $     20,659,830 $      8,494,432   $        759,250   $         28,679  $      5,410,867
               --                --               --                 --                 --                --

               --                --               --                 --                 --                --
 ----------------  ---------------- ----------------   ----------------   ----------------  ----------------
       17,528,798        20,659,830        8,494,432            759,250             28,679         5,410,867
 ----------------  ---------------- ----------------   ----------------   ----------------  ----------------
               --                --               --                 --                 --                --

              331               310              496                155                 40               375
 ----------------  ---------------- ----------------   ----------------   ----------------  ----------------
              331               310              496                155                 40               375
 ----------------  ---------------- ----------------   ----------------   ----------------  ----------------

 $     17,528,467  $     20,659,520 $      8,493,936   $        759,095   $         28,639  $      5,410,492
 ================  ================ ================   ================   ================  ================
        1,073,234         1,605,864          193,867             60,330              1,361           335,818
    $15.98-$16.65     $12.63-$13.09    $13.21-$52.56      $12.54-$12.94      $20.87-$21.15     $15.43-$16.93


  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                               December 31, 2007

                                                                        MSF Franklin
                                  MSF T. Rowe Price MSF T. Rowe Price    Templeton      MSF BlackRock
                                  Small-Cap Growth  Large-Cap Growth  Small-Cap Growth Strategic Value
                                     Sub-Account       Sub-Account      Sub-Account      Sub-Account
                                  ----------------- ----------------- ---------------- ----------------
Assets:
 Investments at fair value....... $         88,804  $      1,115,871  $        264,909 $         23,065
 Other receivables...............               --                --                --               --
 Due from First MetLife Investors
   Insurance Company.............               --                --                --               --
                                  ----------------  ----------------  ---------------- ----------------
     Total Assets................           88,804         1,115,871           264,909           23,065
                                  ----------------  ----------------  ---------------- ----------------
Liabilities:
 Other payables..................               --                --                --               --
 Due to First MetLife Investors
   Insurance Company.............               57               178               132               24
                                  ----------------  ----------------  ---------------- ----------------
     Total Liabilities...........               57               178               132               24
                                  ----------------  ----------------  ---------------- ----------------

Net Assets....................... $         88,747  $      1,115,693  $        264,777 $         23,041
                                  ================  ================  ================ ================
 Units outstanding...............            5,583            73,525            23,791            1,138
 Unit value (accumulation).......    $15.73-$15.91     $15.07-$15.51     $11.10-$11.25    $20.10-$20.41

  The accompanying notes are an integral part of these financial statements.

                                                                                 MSF MetLife        MSF MetLife
MSF Oppenheimer         MSF FI           MSF FI               MSF MetLife        Conservative     Conservative to
 Global Equity         Large Cap      Value Leaders      Aggressive Allocation    Allocation    Moderate Allocation
  Sub-Account         Sub-Account      Sub-Account            Sub-Account        Sub-Account        Sub-Account
----------------    ---------------- ----------------    --------------------- ---------------- -------------------
$        335,403    $        451,312 $        313,216      $      1,275,643    $        654,411  $        993,359
              --                  --               --                    --                  --                --

              --                  --               --                    --                  --                --
----------------    ---------------- ----------------      ----------------    ----------------  ----------------
         335,403             451,312          313,216             1,275,643             654,411           993,359
----------------    ---------------- ----------------      ----------------    ----------------  ----------------
              --                  --               --                    --                  --                --

             139                 182              283                   230                  31                71
----------------    ---------------- ----------------      ----------------    ----------------  ----------------
             139                 182              283                   230                  31                71
----------------    ---------------- ----------------      ----------------    ----------------  ----------------

$        335,264    $        451,130 $        312,933      $      1,275,413    $        654,380  $        993,288
================    ================ ================      ================    ================  ================
          16,966              25,882           14,443               100,537              58,563            86,095
   $19.69-$20.01       $17.18-$17.97    $21.11-$22.08         $12.64-$12.74              $11.17     $11.50-$11.56

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                               December 31, 2007

                                                           MSF MetLife
                                      MSF MetLife          Moderate to         PIMCO VIT        PIMCO VIT
                                  Moderate Allocation Aggressive Allocation   High Yield       Low Duration
                                      Sub-Account          Sub-Account        Sub-Account      Sub-Account
                                  ------------------- --------------------- ---------------- ----------------
Assets:
 Investments at fair value.......  $      9,229,728     $      5,132,914    $        129,371 $        117,983
 Other receivables...............                --                   --                  --               --
 Due from First MetLife Investors
   Insurance Company.............                --                   --                  --               --
                                   ----------------     ----------------    ---------------- ----------------
     Total Assets................         9,229,728            5,132,914             129,371          117,983
                                   ----------------     ----------------    ---------------- ----------------
Liabilities:
 Other payables..................                --                   --                  --               --
 Due to First MetLife Investors
   Insurance Company.............               140                  156                 105              119
                                   ----------------     ----------------    ---------------- ----------------
     Total Liabilities...........               140                  156                 105              119
                                   ----------------     ----------------    ---------------- ----------------

Net Assets.......................  $      9,229,588     $      5,132,758    $        129,266 $        117,864
                                   ================     ================    ================ ================
 Units outstanding...............           769,596              421,099               8,976            9,002
 Unit value (accumulation).......     $11.94-$12.04        $12.15-$12.25       $14.32-$14.64    $13.04-$13.13

  The accompanying notes are an integral part of these financial statements.

  Pioneer VCT     American Funds   American Funds      American Funds   Van Kampen UIF    Van Kampen UIF
 Mid-Cap Value    Global Growth    Growth-Income           Growth      Equity and Income U.S. Real Estate
  Sub-Account      Sub-Account      Sub-Account         Sub-Account       Sub-Account      Sub-Account
---------------- ---------------- ----------------    ---------------- ----------------- ----------------
$        859,286 $     17,713,225 $     19,825,181    $     27,274,945 $      4,764,594  $      2,085,264
              --               --               --                  --               --                --

              --               --               --                  --               --                --
---------------- ---------------- ----------------    ---------------- ----------------  ----------------
         859,286       17,713,225       19,825,181          27,274,945        4,764,594         2,085,264
---------------- ---------------- ----------------    ---------------- ----------------  ----------------
              --               --               --                  --               --                --

              77              171              169                 157               --               104
---------------- ---------------- ----------------    ---------------- ----------------  ----------------
              77              171              169                 157               --               104
---------------- ---------------- ----------------    ---------------- ----------------  ----------------

$        859,209 $     17,713,054 $     19,825,012    $     27,274,788 $      4,764,594  $      2,085,160
================ ================ ================    ================ ================  ================
          26,303          623,978          177,704             166,443          314,456            85,204
   $32.45-$33.08    $27.80-$30.77  $106.51-$117.20     $156.72-$172.44    $15.12-$15.23     $24.42-$24.67

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                               December 31, 2007

                                   Van Kampen LIT   Van Kampen LIT   Van Kampen LIT        LMPVET
                                      Comstock     Strategic Growth Growth and Income Small-Cap Growth
                                    Sub-Account      Sub-Account       Sub-Account      Sub-Account
                                  ---------------- ---------------- ----------------- ----------------
Assets:
 Investments at fair value....... $      1,849,897 $        281,622 $      1,559,309  $      1,480,720
 Other receivables...............               --               --               --                --
 Due from First MetLife Investors
   Insurance Company.............               --               --               --                --
                                  ---------------- ---------------- ----------------  ----------------
     Total Assets................        1,849,897          281,622        1,559,309         1,480,720
                                  ---------------- ---------------- ----------------  ----------------
Liabilities:
 Other payables..................               --               --               --                --
 Due to First MetLife Investors
   Insurance Company.............               42              186               72               334
                                  ---------------- ---------------- ----------------  ----------------
     Total Liabilities...........               42              186               72               334
                                  ---------------- ---------------- ----------------  ----------------

Net Assets....................... $      1,849,855 $        281,436 $      1,559,237  $      1,480,386
                                  ================ ================ ================  ================
 Units outstanding...............          125,178           50,693          109,554           104,212
 Unit value (accumulation).......    $14.73-$14.89      $5.43-$5.59    $14.18-$14.33     $14.09-$14.41

  The accompanying notes are an integral part of these financial statements.

    LMPVET            LMPVET            LMPVET            LMPVET           LMPVET            LMPVET
   Investors       Equity Index    Fundamental Value   Appreciation   Aggressive Growth Large-Cap Growth
  Sub-Account      Sub-Account        Sub-Account      Sub-Account       Sub-Account      Sub-Account
---------------- ----------------  ----------------- ---------------- ----------------- ----------------
$        357,993 $      5,216,950  $      5,189,409  $      4,934,445 $     10,475,485  $        498,778
              --               --                --                --               --                --

              --               --                --                --               --                --
---------------- ----------------  ----------------  ---------------- ----------------  ----------------
         357,993        5,216,950         5,189,409         4,934,445       10,475,485           498,778
---------------- ----------------  ----------------  ---------------- ----------------  ----------------
              --               --                --                --               --                --

             165              197               241               415              202               319
---------------- ----------------  ----------------  ---------------- ----------------  ----------------
             165              197               241               415              202               319
---------------- ----------------  ----------------  ---------------- ----------------  ----------------

$        357,828 $      5,216,753  $      5,189,168  $      4,934,030 $     10,475,283  $        498,459
================ ================  ================  ================ ================  ================
          21,114          188,163           151,388           154,202          777,004            34,871
   $16.63-$17.30    $10.22-$29.42     $33.14-$35.06     $31.59-$33.71    $13.31-$13.62     $14.02-$14.58

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                               December 31, 2007

                                       LMPVET            LMPVET           LMPVET             LMPVET
                                  Social Awareness Capital and Income     Capital       Dividend Strategy
                                    Sub-Account       Sub-Account       Sub-Account        Sub-Account
                                  ---------------- ------------------ ----------------  -----------------
Assets:
 Investments at fair value....... $         10,607  $      6,948,537  $      1,509,008  $        539,546
 Other receivables...............               --               690                --                --
 Due from First MetLife Investors
   Insurance Company.............               --                --                --                --
                                  ----------------  ----------------  ----------------  ----------------
     Total Assets................           10,607         6,980,817         1,509,008           539,546
                                  ----------------  ----------------  ----------------  ----------------
Liabilities:
 Other payables..................               --                --                --                --
 Due to First MetLife Investors
   Insurance Company.............               34               148               320               306
                                  ----------------  ----------------  ----------------  ----------------
     Total Liabilities...........               34               143               320               306
                                  ----------------  ----------------  ----------------  ----------------

Net Assets....................... $         10,573  $      6,949,079  $      1,508,688  $        539,240
                                  ================  ================  ================  ================
 Units outstanding...............              351           491,630            90,858            54,511
 Unit value (accumulation).......    $29.71-$30.42     $14.69-$14.97     $16.46-$16.89      $9.72-$10.05

  The accompanying notes are an integral part of these financial statements.

                                                             LMPVIT                            LMPVIT
    LMPVET           LMPVET              LMPVET            Global High        LMPVIT         Adjustable
 Lifestyle 50%    Lifestyle 70%       Lifestyle 85%        Yield Bond      Global Equity     Rate Income
  Sub-Account      Sub-Account         Sub-Account         Sub-Account      Sub-Account      Sub-Account
---------------- ----------------    ----------------    ---------------- ---------------- ----------------
$        908,798 $        282,241    $        155,034    $      3,701,672 $      1,702,513 $        508,706
              --               --                  --                  --               --               --

              --               --                  --                  --               --               --
---------------- ----------------    ----------------    ---------------- ---------------- ----------------
         908,798          282,241             155,034           3,701,672        1,702,513          508,706
---------------- ----------------    ----------------    ---------------- ---------------- ----------------
              --               --                  --                  --               --               --

             110              168                  71                 411              260              111
---------------- ----------------    ----------------    ---------------- ---------------- ----------------
             110              168                  71                 411              260              111
---------------- ----------------    ----------------    ---------------- ---------------- ----------------

$        908,688 $        282,073    $        154,963    $      3,701,261 $      1,702,253 $        508,595
================ ================    ================    ================ ================ ================
          56,674           19,241              10,133             230,195           92,419           49,988
   $15.88-$16.14    $14.62-$14.86       $15.21-$15.46       $15.71-$16.73    $18.27-$18.61    $10.12-$10.28

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (Concluded)
                               December 31, 2007

                                                               LMPVIT
                                                            Money Market
                                                            Sub-Account
                                                          ----------------
      Assets:
       Investments at fair value......................... $      9,191,180
       Other receivables.................................               --
       Due from First MetLife Investors Insurance Company               --
                                                          ----------------
           Total Assets..................................        9,191,180
                                                          ----------------
      Liabilities:
       Other payables....................................               --
       Due to First MetLife Investors Insurance Company..              398
                                                          ----------------
           Total Liabilities.............................              398
                                                          ----------------

      Net Assets......................................... $      9,190,782
                                                          ================
       Units outstanding.................................          686,199
       Unit value (accumulation).........................    $12.91-$14.02

  The accompanying notes are an integral part of these financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                            STATEMENT OF OPERATIONS
                     For the year ended December 31, 2007


                                          MIST Lord Abbett  MIST Lord Abbett MIST Lord Abbett    MIST Met/Putnam
                                          Growth and Income  Bond Debenture   Mid-Cap Value   Capital Opportunities
                                             Sub-Account      Sub-Account      Sub-Account       Sub-Account (a)
                                          ----------------- ---------------- ---------------- ---------------------
Investment Income:
   Dividends............................. $        394,237  $      1,217,100 $         40,576   $            561
                                          ----------------  ---------------- ----------------   ----------------
Expenses:
   Mortality and expense risk charges....          660,199           337,514           87,912              2,525
   Administrative charges................          114,859            59,562           15,266                427
                                          ----------------  ---------------- ----------------   ----------------
     Total expenses......................          775,058           397,076          103,178              2,952
                                          ----------------  ---------------- ----------------   ----------------
   Net investment income (loss)..........        (380,821)           820,024         (62,602)            (2,391)
                                          ----------------  ---------------- ----------------   ----------------
Net Realized and Unrealized
  Gains (Losses) on Investments:
   Realized gain distributions...........        2,019,260            29,350          834,583             34,963
   Realized gains (losses) on sale of
     investments.........................          413,457            59,087           82,884             46,047
                                          ----------------  ---------------- ----------------   ----------------
                                                 2,432,717            88,437          917,467             81,010
                                          ----------------  ---------------- ----------------   ----------------
   Change in unrealized gains (losses)
     on investments......................      (1,234,572)           188,870      (1,034,642)           (30,181)
                                          ----------------  ---------------- ----------------   ----------------
   Net realized and unrealized gains
     (losses) on investments.............        1,198,145           277,307        (117,175)             50,829
                                          ----------------  ---------------- ----------------   ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $        817,324  $      1,097,331 $      (179,777)   $         48,438
                                          ================  ================ ================   ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

                            MIST
  MIST Oppenheimer   Legg Mason Partners MIST Van Kampen     MIST PIMCO       MIST RCM      MIST T. Rowe Price
Capital Appreciation  Aggressive Growth  Mid-Cap Growth     Total Return     Technology       Mid-Cap Growth
    Sub-Account          Sub-Account       Sub-Account      Sub-Account      Sub-Account       Sub-Account
-------------------- ------------------- ---------------- ---------------- ---------------- ------------------
  $            184    $            384   $             -- $      1,077,296 $             --  $            177
  ----------------    ----------------   ---------------- ---------------- ----------------  ----------------
           338,077             178,525             13,529          504,178           61,313           247,959
            60,519              31,232              2,267           89,021           10,827            44,293
  ----------------    ----------------   ---------------- ---------------- ----------------  ----------------
           398,596             209,757             15,796          593,199           72,140           292,252
  ----------------    ----------------   ---------------- ---------------- ----------------  ----------------
         (398,412)           (209,373)           (15,796)          484,097         (72,140)         (292,075)
  ----------------    ----------------   ---------------- ---------------- ----------------  ----------------

         1,487,591           1,146,345             50,669               --          150,882           767,167

           484,083             156,781             12,644         (14,949)          135,899           602,513
  ----------------    ----------------   ---------------- ---------------- ----------------  ----------------
         1,971,674           1,303,126             63,313         (14,949)          286,781         1,369,680
  ----------------    ----------------   ---------------- ---------------- ----------------  ----------------

         1,191,709         (1,018,652)             92,855        1,733,896          916,438         1,346,185
  ----------------    ----------------   ---------------- ---------------- ----------------  ----------------

         3,163,383             284,474            156,168        1,718,947        1,203,219         2,715,865
  ----------------    ----------------   ---------------- ---------------- ----------------  ----------------

  $      2,764,971    $         75,101   $        140,372 $      2,203,044 $      1,131,079  $      2,423,790
  ================    ================   ================ ================ ================  ================

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (Continued)
                     For the year ended December 31, 2007


                                             MIST MFS                                              MIST
                                             Research        MIST Lazard      MIST Met/AIM    Harris Oakmark
                                           International       Mid-Cap      Small-Cap Growth  International
                                            Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                          ---------------- ---------------- ---------------- ----------------
Investment Income:
   Dividends............................. $        354,467 $         29,373 $             -- $        323,761
                                          ---------------- ---------------- ---------------- ----------------
Expenses:
   Mortality and expense risk charges....          422,542          137,669          203,296          594,715
   Administrative charges................           74,203           23,940           35,341          104,644
                                          ---------------- ---------------- ---------------- ----------------
     Total expenses......................          496,745          161,609          238,637          699,359
                                          ---------------- ---------------- ---------------- ----------------
   Net investment income (loss)..........        (142,278)        (132,236)        (238,637)        (375,598)
                                          ---------------- ---------------- ---------------- ----------------
Net Realized and Unrealized
  Gains (Losses) on Investments:
   Realized gain distributions...........        4,005,690          732,604          197,559        3,246,757
   Realized gains (losses) on sale of
     investments.........................          627,484          119,904          368,172        1,708,187
                                          ---------------- ---------------- ---------------- ----------------
                                                 4,633,174          852,508          565,731        4,954,944
                                          ---------------- ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................      (1,403,746)      (1,386,700)          816,305      (6,044,867)
                                          ---------------- ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............        3,229,428        (534,192)        1,382,036      (1,089,923)
                                          ---------------- ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $      3,087,150 $      (666,428) $      1,143,399 $    (1,465,521)
                                          ================ ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

      MIST               MIST             MIST              MIST                             MIST
  Third Avenue      PIMCO Inflation    Lord Abbett    Neuberger Berman   MIST Turner     Goldman Sachs
 Small-Cap Value    Protected Bond   America's Value    Real Estate     Mid Cap Growth   Mid-Cap Value
   Sub-Account        Sub-Account    Sub-Account (a)    Sub-Account      Sub-Account      Sub-Account
-----------------   ---------------- ---------------- ---------------- ---------------- ----------------
$         286,111   $        537,920 $          5,143 $        117,285 $             -- $         88,477
-----------------   ---------------- ---------------- ---------------- ---------------- ----------------
          427,906            366,696              294          191,099           94,448          275,148
           74,714             64,383              103           33,191           16,567           47,845
-----------------   ---------------- ---------------- ---------------- ---------------- ----------------
          502,620            431,079              397          224,290          111,015          322,993
-----------------   ---------------- ---------------- ---------------- ---------------- ----------------
        (216,509)            106,841            4,746        (107,005)        (111,015)        (234,516)
-----------------   ---------------- ---------------- ---------------- ---------------- ----------------
        1,889,455                 --            7,054        1,132,503          208,629        1,604,380
          892,905           (50,295)           13,982          644,574          304,053          661,098
-----------------   ---------------- ---------------- ---------------- ---------------- ----------------
        2,782,360           (50,295)           21,036        1,777,077          512,682        2,265,478
-----------------   ---------------- ---------------- ---------------- ---------------- ----------------
      (4,070,205)          2,223,966         (15,912)      (4,108,743)          880,847      (1,933,447)
-----------------   ---------------- ---------------- ---------------- ---------------- ----------------
      (1,287,845)          2,173,671            5,124      (2,331,666)        1,393,529          332,031
-----------------   ---------------- ---------------- ---------------- ---------------- ----------------
$     (1,504,354)   $      2,280,512 $          9,870 $    (2,438,671) $      1,282,514 $         97,515
=================   ================ ================ ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (Continued)
                     For the year ended December 31, 2007

                                             MIST MetLife      MIST MetLife        MIST MetLife     MIST MetLife
                                          Defensive Strategy Moderate Strategy   Balanced Strategy Growth Strategy
                                             Sub-Account        Sub-Account         Sub-Account      Sub-Account
                                          ------------------ -----------------   ----------------- ----------------
Investment Income:
   Dividends.............................  $        988,559  $      2,341,350    $      4,583,318  $      3,959,872
                                           ----------------  ----------------    ----------------  ----------------
Expenses:
   Mortality and expense risk charges....           718,508         1,698,765           4,010,758         4,939,176
   Administrative charges................           122,962           301,538             706,962           865,224
                                           ----------------  ----------------    ----------------  ----------------
     Total expenses......................           841,470         2,000,303           4,717,720         5,804,400
                                           ----------------  ----------------    ----------------  ----------------
   Net investment income (loss)..........           147,089           341,047           (134,402)       (1,844,528)
                                           ----------------  ----------------    ----------------  ----------------
Net Realized and Unrealized
  Gains (Losses) on Investments:
   Realized gain distributions...........         1,109,133         3,014,878           8,474,827        11,206,294
   Realized gains (losses) on sale of
     investments.........................         1,565,529         1,583,368           1,813,727         4,021,558
                                           ----------------  ----------------    ----------------  ----------------
                                                  2,674,662         4,598,246          10,288,554        15,227,852
                                           ----------------  ----------------    ----------------  ----------------
   Change in unrealized gains (losses)
     on investments......................         (738,628)         (356,804)         (3,430,371)       (6,220,678)
                                           ----------------  ----------------    ----------------  ----------------
   Net realized and unrealized gains
     (losses) on investments.............         1,936,034         4,241,442           6,858,183         9,007,174
                                           ----------------  ----------------    ----------------  ----------------
   Net increase (decrease) in net assets
     resulting from operations...........  $      2,083,123  $      4,582,489    $      6,723,781  $      7,162,646
                                           ================  ================    ================  ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

   MIST MetLife      MIST Cyclical      MIST Cyclical    MIST Van Kampen  MIST Legg Mason  MIST MFS Emerging
Aggressive Strategy   Growth ETF     Growth & Income ETF    Comstock       Value Equity     Markets Equity
    Sub-Account       Sub-Account        Sub-Account       Sub-Account      Sub-Account       Sub-Account
------------------- ---------------- ------------------- ---------------- ---------------- -----------------
 $        789,820   $             --  $              7   $        108,525 $            253 $          2,116
 ----------------   ----------------  ----------------   ---------------- ---------------- ----------------
          933,953             20,618            18,052            129,494          120,200           65,385
          165,187              4,071             3,628             22,823           12,579            7,562
 ----------------   ----------------  ----------------   ---------------- ---------------- ----------------
        1,099,140             24,689            21,680            152,317          132,779           72,947
 ----------------   ----------------  ----------------   ---------------- ---------------- ----------------
        (309,320)           (24,689)          (21,673)           (43,792)        (132,526)         (70,831)
 ----------------   ----------------  ----------------   ---------------- ---------------- ----------------
        3,752,861                 --               104            163,526            8,540               --

        1,121,142              6,431             2,662            164,685           61,082          163,261
 ----------------   ----------------  ----------------   ---------------- ---------------- ----------------
        4,874,003              6,431             2,766            328,211           69,622          163,261
 ----------------   ----------------  ----------------   ---------------- ---------------- ----------------

      (4,455,535)             70,201            61,285          (945,838)        (600,631)        1,207,024
 ----------------   ----------------  ----------------   ---------------- ---------------- ----------------

          418,468             76,632            64,051          (617,627)        (531,009)        1,370,285
 ----------------   ----------------  ----------------   ---------------- ---------------- ----------------

 $        109,148   $         51,943  $         42,378   $      (661,419) $      (663,535) $      1,299,454
 ================   ================  ================   ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (Continued)
                     For the year ended December 31, 2007

                                          MIST Loomis Sayles     MIST Met/AIM      MIST BlackRock
                                            Global Markets   Capital Appreciation    High Yield    MIST Janus Forty
                                             Sub-Account         Sub-Account        Sub-Account      Sub-Account
                                          ------------------ -------------------- ---------------- ----------------
Investment Income:
   Dividends.............................  $             --    $            223   $          8,478 $            376
                                           ----------------    ----------------   ---------------- ----------------
Expenses:
   Mortality and expense risk charges....            52,520               5,300              5,096            8,318
   Administrative charges................             5,938                 545                551              925
                                           ----------------    ----------------   ---------------- ----------------
     Total expenses......................            58,458               5,845              5,647            9,243
                                           ----------------    ----------------   ---------------- ----------------
   Net investment income (loss)..........          (58,458)             (5,622)              2,831          (8,867)
                                           ----------------    ----------------   ---------------- ----------------
Net Realized and Unrealized
  Gains (Losses) on Investments:
   Realized gain distributions...........                --                 614                 --           36,133
   Realized gains (losses) on sale of
     investments.........................           105,771              25,179               (12)          (7,632)
                                           ----------------    ----------------   ---------------- ----------------
                                                    105,771              25,793               (12)           28,501
                                           ----------------    ----------------   ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................           781,063              12,505            (8,336)          148,421
                                           ----------------    ----------------   ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............           886,834              38,298            (8,348)          176,922
                                           ----------------    ----------------   ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations...........  $        828,376    $         32,676   $        (5,517) $        168,055
                                           ================    ================   ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

                                    MIST Pioneer      MIST Pioneer     MIST Dreman     MIST BlackRock
 MIST MFS Value  MIST Pioneer Fund  Mid-Cap Value   Strategic Income Small Cap Value   Large Cap Core
  Sub-Account       Sub-Account    Sub-Account (a)    Sub-Account      Sub-Account      Sub-Account
---------------- ----------------- ---------------- ---------------- ---------------- ----------------
$              6 $          3,355  $          3,765 $         34,365 $             -- $          1,274
---------------- ----------------  ---------------- ---------------- ---------------- ----------------
          18,027            7,884             4,168           87,565           31,619            3,960
           1,899              834               416            9,297            3,340              413
---------------- ----------------  ---------------- ---------------- ---------------- ----------------
          19,926            8,718             4,584           96,862           34,959            4,373
---------------- ----------------  ---------------- ---------------- ---------------- ----------------
        (19,920)          (5,363)             (819)         (62,497)         (34,959)          (3,099)
---------------- ----------------  ---------------- ---------------- ---------------- ----------------

          16,782               --           134,118               --            8,491           11,101

          23,360            4,677             3,438           13,129           40,786            3,934
---------------- ----------------  ---------------- ---------------- ---------------- ----------------
          40,142            4,677           137,556           13,129           49,277           15,035
---------------- ----------------  ---------------- ---------------- ---------------- ----------------

           3,962            3,940          (51,782)          331,282        (131,284)          (6,865)
---------------- ----------------  ---------------- ---------------- ---------------- ----------------

          44,104            8,617            85,774          344,411         (82,007)            8,170
---------------- ----------------  ---------------- ---------------- ---------------- ----------------

$         24,184 $          3,254  $         84,955 $        281,914 $      (116,966) $          5,071
================ ================  ================ ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (Continued)
                     For the year ended December 31, 2007

                                           MIST Strategic     MIST Strategic          MIST         MIST Rainier
                                          Growth and Income Conservative Growth Strategic Growth Large Cap Equity
                                             Sub-Account        Sub-Account       Sub-Account    Sub-Account (b)
                                          ----------------- ------------------- ---------------- ----------------
Investment Income:
   Dividends............................. $         12,743   $         28,658   $         20,712 $            303
                                          ----------------   ----------------   ---------------- ----------------
Expenses:
   Mortality and expense risk charges....            6,197             20,805             11,996              653
   Administrative charges................              906              3,645              1,558               82
                                          ----------------   ----------------   ---------------- ----------------
     Total expenses......................            7,103             24,450             13,554              735
                                          ----------------   ----------------   ---------------- ----------------
   Net investment income (loss)..........            5,640              4,208              7,158            (432)
                                          ----------------   ----------------   ---------------- ----------------
Net Realized and Unrealized
  Gains (Losses) on Investments:
   Realized gain distributions...........           15,089             42,535             50,737               --
   Realized gains (losses) on sale of
     investments.........................            5,211              2,460              2,063               25
                                          ----------------   ----------------   ---------------- ----------------
                                                    20,300             44,995             52,800               25
                                          ----------------   ----------------   ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................         (15,766)             53,563           (17,557)            9,346
                                          ----------------   ----------------   ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............            4,534             98,558             35,243            9,371
                                          ----------------   ----------------   ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $         10,174   $        102,766   $         42,401 $          8,939
                                          ================   ================   ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

     Russell            Russell          Russell          Russell             Russell               AIM V.I.
Multi-Style Equity Aggressive Equity    Non-U.S.         Core Bond     Real Estate Securities International Growth
   Sub-Account        Sub-Account      Sub-Account      Sub-Account         Sub-Account           Sub-Account
------------------ ----------------- ---------------- ---------------- ---------------------- --------------------
 $          1,991  $            143  $            841 $         14,397    $          1,833      $          1,552
 ----------------  ----------------  ---------------- ----------------    ----------------      ----------------
            2,489               505               496            3,534               1,033                 3,263
              299                61                59              424                 124                   672
 ----------------  ----------------  ---------------- ----------------    ----------------      ----------------
            2,788               566               555            3,958               1,157                 3,935
 ----------------  ----------------  ---------------- ----------------    ----------------      ----------------
            (797)             (423)               286           10,439                 676               (2,383)
 ----------------  ----------------  ---------------- ----------------    ----------------      ----------------

            7,505             5,035             7,564               --               8,993                    --

           10,859             1,970             9,972            (367)               5,967                 8,377
 ----------------  ----------------  ---------------- ----------------    ----------------      ----------------
           18,364             7,005            17,536            (367)              14,960                 8,377
 ----------------  ----------------  ---------------- ----------------    ----------------      ----------------

            (138)           (5,460)          (13,976)            5,266            (29,455)                18,326
 ----------------  ----------------  ---------------- ----------------    ----------------      ----------------

           18,226             1,545             3,560            4,899            (14,495)                26,703
 ----------------  ----------------  ---------------- ----------------    ----------------      ----------------

 $         17,429  $          1,122  $          3,846 $         15,338    $       (13,819)      $         24,320
 ================  ================  ================ ================    ================      ================

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (Continued)
                     For the year ended December 31, 2007


                                          AllianceBernstein    Putnam VT        Putnam VT        Putnam VT
                                          Large-Cap Growth  Growth & Income   Equity Income        Vista
                                             Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                          ----------------- ---------------- ---------------- ----------------
Investment Income:
   Dividends............................. $             --  $          3,296 $          1,144 $             --
                                          ----------------  ---------------- ---------------- ----------------
Expenses:
   Mortality and expense risk charges....              405             2,313              499            5,391
   Administrative charges................               46               369              203              647
                                          ----------------  ---------------- ---------------- ----------------
     Total expenses......................              451             2,682              702            6,038
                                          ----------------  ---------------- ---------------- ----------------
   Net investment income (loss)..........            (451)               614              442          (6,038)
                                          ----------------  ---------------- ---------------- ----------------
Net Realized and Unrealized
  Gains (Losses) on Investments:
   Realized gain distributions...........               --            32,782            5,691               --
   Realized gains (losses) on sale of
     investments.........................              210             4,209            3,443         (32,845)
                                          ----------------  ---------------- ---------------- ----------------
                                                       210            36,991            9,134         (32,845)
                                          ----------------  ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................            4,329          (50,399)          (7,033)           54,766
                                          ----------------  ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............            4,539          (13,408)            2,101           21,921
                                          ----------------  ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $          4,088  $       (12,794) $          2,543 $         15,883
                                          ================  ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

                    FTVIPT Templeton                    FTVIPT Franklin
 FTVIPT Templeton  Developing Markets FTVIPT Templeton   Mutual Shares    FTVIPT Franklin   Fidelity VIP
Foreign Securities     Securities     Growth Securities   Securities     Income Securities  Equity-Income
   Sub-Account        Sub-Account        Sub-Account      Sub-Account       Sub-Account      Sub-Account
------------------ ------------------ ----------------- ---------------- ----------------- ----------------
 $        216,974   $        150,776  $          9,099  $         21,606 $        385,106  $            966
 ----------------   ----------------  ----------------  ---------------- ----------------  ----------------
          165,195            102,025             9,971            22,031          174,275               697
           28,401             17,780             1,151             3,560           18,751               153
 ----------------   ----------------  ----------------  ---------------- ----------------  ----------------
          193,596            119,805            11,122            25,591          193,026               850
 ----------------   ----------------  ----------------  ---------------- ----------------  ----------------
           23,378             30,971           (2,023)           (3,985)          192,080               116
 ----------------   ----------------  ----------------  ---------------- ----------------  ----------------

          494,366            517,132            29,033            52,906           71,419             4,869

          167,417            238,533             6,232            15,030           36,833               164
 ----------------   ----------------  ----------------  ---------------- ----------------  ----------------
          661,783            755,665            35,265            67,936          108,252             5,033
 ----------------   ----------------  ----------------  ---------------- ----------------  ----------------

          727,310            806,690          (44,193)          (91,388)        (325,606)           (5,219)
 ----------------   ----------------  ----------------  ---------------- ----------------  ----------------

        1,389,093          1,562,355           (8,928)          (23,452)        (217,354)             (186)
 ----------------   ----------------  ----------------  ---------------- ----------------  ----------------

 $      1,412,471   $      1,593,326  $       (10,951)  $       (27,437) $       (25,274)  $           (70)
 ================   ================  ================  ================ ================  ================

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (Continued)
                     For the year ended December 31, 2007

                                                                                  MSF              MSF
                                            Fidelity VIP     Fidelity VIP       MetLife      FI International
                                              Mid-Cap         Contrafund      Stock Index         Stock
                                            Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                          ---------------- ---------------- ---------------- ----------------
Investment Income:
   Dividends............................. $          3,917 $        118,081 $        137,503 $          5,229
                                          ---------------- ---------------- ---------------- ----------------
Expenses:
   Mortality and expense risk charges....           11,069          179,235          251,184            7,611
   Administrative charges................            1,257           18,649           44,920            1,403
                                          ---------------- ---------------- ---------------- ----------------
     Total expenses......................           12,326          197,884          296,104            9,014
                                          ---------------- ---------------- ---------------- ----------------
   Net investment income (loss)..........          (8,409)         (79,803)        (158,601)          (3,785)
                                          ---------------- ---------------- ---------------- ----------------
Net Realized and Unrealized
  Gains (Losses) on Investments:
   Realized gain distributions...........           36,141        3,511,078          342,410           32,167
   Realized gains (losses) on sale of
     investments.........................           11,934           42,644          419,101           46,551
                                          ---------------- ---------------- ---------------- ----------------
                                                    48,075        3,553,722          761,511           78,718
                                          ---------------- ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................           30,192      (1,849,561)        (172,073)         (31,201)
                                          ---------------- ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............           78,267        1,704,161          589,438           47,517
                                          ---------------- ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $         69,858 $      1,624,358 $        430,837 $         43,732
                                          ================ ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

                                                        MSF Harris
 MSF BlackRock       MSF BlackRock      MSF Davis     Oakmark Focused    MSF Jennison       MSF MFS
  Bond Income        Money Market     Venture Value        Value            Growth        Total Return
  Sub-Account         Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
----------------    ---------------- ---------------- ---------------- ---------------- ----------------
$         42,617    $      1,217,714 $        365,938 $         62,082 $         34,053 $        103,425
----------------    ---------------- ---------------- ---------------- ---------------- ----------------
          31,110             370,968          806,072          273,923          263,129           88,985
           3,519              64,800          142,236           47,923           46,671            9,589
----------------    ---------------- ---------------- ---------------- ---------------- ----------------
          34,629             435,768          948,308          321,846          309,800           98,574
----------------    ---------------- ---------------- ---------------- ---------------- ----------------
           7,988             781,946        (582,370)        (259,764)        (275,747)            4,851
----------------    ---------------- ---------------- ---------------- ---------------- ----------------
              --                  --               --        2,403,971          651,096          174,583
           4,640                  --        1,056,689          191,530          456,041           24,184
----------------    ---------------- ---------------- ---------------- ---------------- ----------------
           4,640                  --        1,056,689        2,595,501        1,107,137          198,767
----------------    ---------------- ---------------- ---------------- ---------------- ----------------

         109,267                  --          908,938      (3,995,254)          873,057        (132,174)
----------------    ---------------- ---------------- ---------------- ---------------- ----------------

         113,907                  --        1,965,627      (1,399,753)        1,980,194           66,593
----------------    ---------------- ---------------- ---------------- ---------------- ----------------

$        121,895    $        781,946 $      1,383,257 $    (1,659,517) $      1,704,447 $         71,444
================    ================ ================ ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (Continued)
                     For the year ended December 31, 2007

                                                               MSF Western Asset
                                                                  Management     MSF Western Asset
                                          MSF Capital Guardian  Strategic Bond      Management     MSF T. Rowe Price
                                              U.S. Equity        Opportunities    U.S. Government  Small-Cap Growth
                                              Sub-Account         Sub-Account       Sub-Account       Sub-Account
                                          -------------------- ----------------- ----------------- -----------------
Investment Income:
   Dividends.............................   $          2,168   $          1,897  $        106,973  $             --
                                            ----------------   ----------------  ----------------  ----------------
Expenses:
   Mortality and expense risk charges....              9,814                574            66,055             1,026
   Administrative charges................              1,858                112            10,617               220
                                            ----------------   ----------------  ----------------  ----------------
     Total expenses......................             11,672                686            76,672             1,246
                                            ----------------   ----------------  ----------------  ----------------
   Net investment income (loss)..........            (9,504)              1,211            30,301           (1,246)
                                            ----------------   ----------------  ----------------  ----------------
Net Realized and Unrealized Gains
  (Losses) on Investments:
   Realized gain distributions...........             48,727                 72                --                --
   Realized gains (losses) on sale of
     investments.........................              9,195                463            50,629               366
                                            ----------------   ----------------  ----------------  ----------------
                                                      57,922                535            50,629               366
                                            ----------------   ----------------  ----------------  ----------------
   Change in unrealized gains (losses)
     on investments......................           (61,624)              (967)            27,500             7,395
                                            ----------------   ----------------  ----------------  ----------------
   Net realized and unrealized gains
     (losses) on investments.............            (3,702)              (432)            78,129             7,761
                                            ----------------   ----------------  ----------------  ----------------
   Net increase (decrease) in net assets
     resulting from operations...........   $       (13,206)   $            779  $        108,430  $          6,515
                                            ================   ================  ================  ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.


                     MSF Franklin
MSF T. Rowe Price Templeton Small-Cap  MSF BlackRock      MSF Oppenheimer      MSF FI              MSF FI
Large-Cap Growth        Growth        Strategic Value      Global Equity      Large Cap         Value Leaders
   Sub-Account        Sub-Account       Sub-Account         Sub-Account      Sub-Account         Sub-Account
----------------- ------------------- ----------------    ---------------- ----------------    ----------------
$          1,853   $             --   $             12    $          1,153 $            385    $          1,812
----------------   ----------------   ----------------    ---------------- ----------------    ----------------
          11,743              3,335                259               2,641            5,384               3,648
           2,462                691                 64                 380              549                 389
----------------   ----------------   ----------------    ---------------- ----------------    ----------------
          14,205              4,026                323               3,021            5,933               4,037
----------------   ----------------   ----------------    ---------------- ----------------    ----------------
        (12,352)            (4,026)              (311)             (1,868)          (5,548)             (2,225)
----------------   ----------------   ----------------    ---------------- ----------------    ----------------

           8,178             18,613              2,584               1,911           15,970              19,618

          16,045              3,927               (34)               4,310            (212)                 855
----------------   ----------------   ----------------    ---------------- ----------------    ----------------
          24,223             22,540              2,550               6,221           15,758              20,473
----------------   ----------------   ----------------    ---------------- ----------------    ----------------

          61,745           (11,157)            (3,417)             (3,139)         (10,344)            (13,267)
----------------   ----------------   ----------------    ---------------- ----------------    ----------------

          85,968             11,383              (867)               3,082            5,414               7,206
----------------   ----------------   ----------------    ---------------- ----------------    ----------------

$         73,616   $          7,357   $        (1,178)    $          1,214 $          (134)    $          4,981
================   ================   ================    ================ ================    ================

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (Continued)
                     For the year ended December 31, 2007

                                                                  MSF MetLife        MSF MetLife
                                               MSF MetLife        Conservative     Conservative to       MSF MetLife
                                          Aggressive Allocation    Allocation    Moderate Allocation Moderate Allocation
                                               Sub-Account        Sub-Account        Sub-Account         Sub-Account
                                          --------------------- ---------------- ------------------- -------------------
Investment Income:
   Dividends.............................   $            399    $             --  $             --    $            414
                                            ----------------    ----------------  ----------------    ----------------
Expenses:
   Mortality and expense risk charges....             13,061               9,233             8,977              89,915
   Administrative charges................              1,365                 985               939               9,630
                                            ----------------    ----------------  ----------------    ----------------
     Total expenses......................             14,426              10,218             9,916              99,545
                                            ----------------    ----------------  ----------------    ----------------
   Net investment income (loss)..........           (14,027)            (10,218)           (9,916)            (99,131)
                                            ----------------    ----------------  ----------------    ----------------
Net Realized and Unrealized
  Gains (Losses) on Investments:
   Realized gain distributions...........              1,148                 396               404               7,446
   Realized gains (losses) on sale of
     investments.........................              2,403               2,161             5,946              17,420
                                            ----------------    ----------------  ----------------    ----------------
                                                       3,551               2,557             6,350              24,866
                                            ----------------    ----------------  ----------------    ----------------
   Change in unrealized gains (losses)
     on investments......................            (2,648)              31,016             7,042             131,554
                                            ----------------    ----------------  ----------------    ----------------
   Net realized and unrealized gains
     (losses) on investments.............                903              33,573            13,392             156,420
                                            ----------------    ----------------  ----------------    ----------------
   Net increase (decrease) in net assets
     resulting from operations...........   $       (13,124)    $         23,355  $          3,476    $         57,289
                                            ================    ================  ================    ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

     MSF MetLife
     Moderate to         PIMCO VIT        PIMCO VIT       Pioneer VCT     American Funds   American Funds
Aggressive Allocation   High Yield       Low Duration    Mid-Cap Value    Global Growth    Growth-Income
     Sub-Account        Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
--------------------- ---------------- ---------------- ---------------- ---------------- ----------------
   $         1,245    $          8,891 $          5,627 $          3,386 $        375,631 $        281,990
   ---------------    ---------------- ---------------- ---------------- ---------------- ----------------
            67,981               1,541            1,438            8,776          175,863          218,563
             6,846                 322              274              997           18,681           22,996
   ---------------    ---------------- ---------------- ---------------- ---------------- ----------------
            74,827               1,863            1,712            9,773          194,544          241,559
   ---------------    ---------------- ---------------- ---------------- ---------------- ----------------
          (73,582)               7,028            3,915          (6,387)          181,087           40,431
   ---------------    ---------------- ---------------- ---------------- ---------------- ----------------
             4,981                  --               --           60,511          437,762          448,519

            12,481                 241            (234)            5,119           86,894           12,062
   ---------------    ---------------- ---------------- ---------------- ---------------- ----------------
            17,462                 241            (234)           65,630          524,656          460,581
   ---------------    ---------------- ---------------- ---------------- ---------------- ----------------

            80,644             (4,769)            2,970         (76,845)          509,136        (387,520)
   ---------------    ---------------- ---------------- ---------------- ---------------- ----------------

            98,106             (4,528)            2,736         (11,215)        1,033,792           73,061
   ---------------    ---------------- ---------------- ---------------- ---------------- ----------------

   $        24,524    $          2,500 $          6,651 $       (17,602) $      1,214,879 $        113,492
   ===============    ================ ================ ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (Continued)
                     For the year ended December 31, 2007

                                         American Funds   Van Kampen UIF      Van Kampen UIF   Van Kampen LIT
                                             Growth      Equity and Income   U.S. Real Estate     Comstock
                                          Sub-Account       Sub-Account        Sub-Account      Sub-Account
                                        ---------------- -----------------   ---------------- ----------------
Investment Income:
   Dividends........................... $        188,977 $         78,110    $         35,859 $         10,999
                                        ---------------- ----------------    ---------------- ----------------
Expenses:
   Mortality and expense risk charges..          286,735           50,004              24,881           17,655
   Administrative charges..............           30,176            5,600               2,747            1,999
                                        ---------------- ----------------    ---------------- ----------------
     Total expenses....................          316,911           55,604              27,628           19,654
                                        ---------------- ----------------    ---------------- ----------------
   Net investment income (loss)........        (127,934)           22,506               8,231          (8,655)
                                        ---------------- ----------------    ---------------- ----------------
Net Realized and Unrealized
  Gains (Losses) on Investments:
   Realized gain distributions.........        1,203,988           87,772             126,876           15,378
   Realized gains (losses) on sale of
     investments.......................           59,076           33,112            (39,620)           13,861
                                        ---------------- ----------------    ---------------- ----------------
                                               1,263,064          120,884              87,256           29,239
                                        ---------------- ----------------    ---------------- ----------------
   Change in unrealized gains (losses)
     on investments....................          276,219        (162,749)           (552,482)        (137,201)
                                        ---------------- ----------------    ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments...........        1,539,283         (41,865)           (465,226)        (107,962)
                                        ---------------- ----------------    ---------------- ----------------
   Net increase (decrease) in net
     assets resulting from operations.. $      1,411,349 $       (19,359)    $      (456,995) $      (116,617)
                                        ================ ================    ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

 Van Kampen LIT   Van Kampen LIT   LMPVET Small-Cap     LMPVET       LMPVET Capital        LMPVET
Strategic Growth Growth and Income      Growth         Investors       and Income       Equity Index
  Sub-Account       Sub-Account      Sub-Account      Sub-Account    Sub-Account (a)    Sub-Account
---------------- ----------------- ---------------- ---------------- ---------------- ----------------
$             -- $          8,732  $             -- $          4,568 $          8,486 $         96,301
---------------- ----------------  ---------------- ---------------- ---------------- ----------------
           3,353           14,992            19,600            4,292            5,019          117,215
             369            1,705             1,983              435              522            6,983
---------------- ----------------  ---------------- ---------------- ---------------- ----------------
           3,722           16,697            21,583            4,727            5,541          124,198
---------------- ----------------  ---------------- ---------------- ---------------- ----------------
         (3,722)          (7,965)          (21,583)            (159)            2,945         (27,897)
---------------- ----------------  ---------------- ---------------- ---------------- ----------------
              --           23,516            97,679            9,478           53,687          240,127
           8,994           11,037             6,463            5,347           30,094          112,716
---------------- ----------------  ---------------- ---------------- ---------------- ----------------
           8,994           34,553           104,142           14,825           83,781          352,843
---------------- ----------------  ---------------- ---------------- ---------------- ----------------
          25,783         (52,514)             9,072         (16,293)         (20,890)        (279,969)
---------------- ----------------  ---------------- ---------------- ---------------- ----------------
          34,777         (17,961)           113,214          (1,468)           62,891           72,874
---------------- ----------------  ---------------- ---------------- ---------------- ----------------
$         31,055 $       (25,926)  $         91,631 $        (1,627) $         65,836 $         44,977
================ ================  ================ ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (Continued)
                     For the year ended December 31, 2007


                                               LMPVET            LMPVET           LMPVET       LMPVET Aggressive
                                          Fundamental Value   Appreciation   Growth and Income      Growth
                                             Sub-Account      Sub-Account     Sub-Account (a)     Sub-Account
                                          ----------------- ---------------- ----------------- -----------------
Investment Income:
   Dividends............................. $         63,708  $         52,996 $            405  $             --
                                          ----------------  ---------------- ----------------  ----------------
Expenses:
   Mortality and expense risk charges....           58,770            52,471            1,072           125,197
   Administrative charges................            6,314             5,813              120            13,287
                                          ----------------  ---------------- ----------------  ----------------
     Total expenses......................           65,084            58,284            1,192           138,484
                                          ----------------  ---------------- ----------------  ----------------
   Net investment income (loss)..........          (1,376)           (5,288)            (787)         (138,484)
                                          ----------------  ---------------- ----------------  ----------------
Net Realized and Unrealized
  Gains (Losses) on Investments:
   Realized gain distributions...........          244,685           404,090            5,148            59,592
   Realized gains (losses) on sale of
     investments.........................           26,327            75,238           22,348            11,167
                                          ----------------  ---------------- ----------------  ----------------
                                                   271,012           479,328           27,496            70,759
                                          ----------------  ---------------- ----------------  ----------------
   Change in unrealized gains (losses)
     on investments......................        (368,105)         (270,827)         (12,785)          (55,533)
                                          ----------------  ---------------- ----------------  ----------------
   Net realized and unrealized gains
     (losses) on investments.............         (97,093)           208,501           14,711            15,226
                                          ----------------  ---------------- ----------------  ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $       (98,469)  $        203,213 $         13,924  $      (123,258)
                                          ================  ================ ================  ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

                                                                                           LMPVET Multiple
LMPVET Large-Cap LMPVET Large-Cap  LMPVET Social          LMPV            LMPVET       Discipline Sub-Account-
     Growth           Value          Awareness     Capital and Income     Capital       Large Cap Growth and
  Sub-Account    Sub-Account (a)    Sub-Account     Sub-Account (1)     Sub-Account           Value (c)
---------------- ---------------- ---------------- ------------------ ---------------- -----------------------
$            209 $            663 $            141  $         85,908  $          6,187    $            878
---------------- ---------------- ----------------  ----------------  ----------------    ----------------
           4,857              708              125            76,240            16,958               1,269
             513               76               18             7,846             1,762                 128
---------------- ---------------- ----------------  ----------------  ----------------    ----------------
           5,370              784              143            84,086            18,720               1,397
---------------- ---------------- ----------------  ----------------  ----------------    ----------------
         (5,161)            (121)              (2)             1,822          (12,533)               (519)
---------------- ---------------- ----------------  ----------------  ----------------    ----------------
              --               --            1,630         1,101,666            77,472               7,083

          11,168           16,994               41             (313)            14,184             (7,365)
---------------- ---------------- ----------------  ----------------  ----------------    ----------------
          11,168           16,994            1,671         1,101,353            91,656               (282)
---------------- ---------------- ----------------  ----------------  ----------------    ----------------

         (5,640)          (9,065)            (830)       (1,035,825)          (99,969)                 111
---------------- ---------------- ----------------  ----------------  ----------------    ----------------

           5,528            7,929              841            65,528           (8,313)               (171)
---------------- ---------------- ----------------  ----------------  ----------------    ----------------

$            367 $          7,808 $            839  $         67,350  $       (20,846)    $          (690)
================ ================ ================  ================  ================    ================

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (Concluded)
                     For the year ended December 31, 2007

                                          LMPVET Dividend  LMPVET Lifestyle LMPVET Lifestyle LMPVET Lifestyle
                                             Strategy            50%              70%              85%
                                            Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                          ---------------- ---------------- ---------------- ----------------
Investment Income:
   Dividends............................. $         10,938 $         32,839 $          7,542 $          2,491
                                          ---------------- ---------------- ---------------- ----------------
Expenses:
   Mortality and expense risk charges....            5,211            9,217            1,409              441
   Administrative charges................              571            1,083              169               53
                                          ---------------- ---------------- ---------------- ----------------
     Total expenses......................            5,782           10,300            1,578              494
                                          ---------------- ---------------- ---------------- ----------------
   Net investment income (loss)..........            5,156           22,539            5,964            1,997
                                          ---------------- ---------------- ---------------- ----------------
Net Realized and Unrealized
  Gains (Losses) on Investments:
   Realized gain distributions...........               --            7,304              698              162
   Realized gains (losses) on sale of
     investments.........................            8,780            6,804              857               35
                                          ---------------- ---------------- ---------------- ----------------
                                                     8,780           14,108            1,555              197
                                          ---------------- ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................              112         (36,116)          (6,409)          (2,205)
                                          ---------------- ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............            8,892         (22,008)          (4,854)          (2,008)
                                          ---------------- ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $         14,048 $            531 $          1,110 $           (11)
                                          ================ ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

     LMPVIT Global High     LMPVIT       LMPVIT Adjustable   LMPVIT Money
         Yield Bond      Global Equity      Rate Income         Market
        Sub-Account       Sub-Account       Sub-Account      Sub-Account
     ------------------ ---------------- ----------------- ----------------
      $       269,978   $          9,392 $         24,551  $        324,396
      ---------------   ---------------- ----------------  ----------------
               38,505             22,438            4,458           100,146
                4,150              2,353              467            10,976
      ---------------   ---------------- ----------------  ----------------
               42,655             24,791            4,925           111,122
      ---------------   ---------------- ----------------  ----------------
              227,323           (15,399)           19,626           213,274
      ---------------   ---------------- ----------------  ----------------
               16,324             80,468               --                --

              (1,394)              8,078             (51)                --
      ---------------   ---------------- ----------------  ----------------
               14,930             88,546             (51)                --
      ---------------   ---------------- ----------------  ----------------

            (324,363)           (41,202)         (25,345)                --
      ---------------   ---------------- ----------------  ----------------

            (309,433)             47,344         (25,396)                --
      ---------------   ---------------- ----------------  ----------------

      $      (82,110)   $         31,945 $        (5,770)  $        213,274
      ===============   ================ ================  ================

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                For the years ended December 31, 2007 and 2006


                                       MIST Lord Abbett          MIST Lord Abbett          MIST Lord Abbett
                                       Growth and Income          Bond Debenture            Mid-Cap Value
                                          Sub-Account               Sub-Account              Sub-Account
                                   ------------------------- ------------------------- ------------------------
                                       2007         2006         2007         2006         2007        2006
                                       ----         ----         ----         ----         ----        ----
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)..... $  (380,821) $   (66,410) $    820,024 $  1,001,185 $   (62,602) $  (31,612)
 Net realized gains (losses)......    2,432,717    2,862,588       88,437     (18,472)      917,467     253,556
 Change in unrealized gains
   (losses) on investments........  (1,234,572)    2,256,347      188,870      505,205  (1,034,642)     187,559
                                   ------------ ------------ ------------ ------------ ------------ -----------
   Net increase (decrease)
     in net assets resulting
     from operations..............      817,324    5,052,525    1,097,331    1,487,918    (179,777)     409,503
                                   ------------ ------------ ------------ ------------ ------------ -----------
Contract Transactions:
 Purchase payments received
   from contract owners...........    8,522,026    8,200,601    2,822,479    2,413,168    2,206,893   2,168,436
 Net transfers (including
   fixed account).................      855,803      233,782    2,346,584    (111,278)    1,031,778     696,379
 Contract charges.................    (159,846)    (114,872)     (81,518)     (68,369)     (17,441)     (3,462)
 Transfers for contract benefits
   and terminations...............  (2,964,005)  (1,665,189)  (2,177,229)  (1,035,994)    (818,824)    (90,838)
                                   ------------ ------------ ------------ ------------ ------------ -----------
 Net increase (decrease)
   in net assets resulting from
   contract transactions..........    6,253,978    6,654,322    2,910,316    1,197,527    2,402,406   2,770,515
                                   ------------ ------------ ------------ ------------ ------------ -----------
 Net increase (decrease)
   in net assets..................    7,071,302   11,706,847    4,007,647    2,685,445    2,222,629   3,180,018
Net Assets:
 Beginning of period..............   41,381,558   29,674,711   22,493,450   19,808,005    4,731,948   1,551,930
                                   ------------ ------------ ------------ ------------ ------------ -----------
 End of period.................... $ 48,452,860 $ 41,381,558 $ 26,501,097 $ 22,493,450 $  6,954,577 $ 4,731,948
                                   ============ ============ ============ ============ ============ ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 16, 2006 to December 31, 2006.
(d)For the period November 12, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(1) Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

    MIST Met/Putnam            MIST Oppenheimer     MIST Legg Mason Partners     MIST Van Kampen
 Capital Opportunities       Capital Appreciation      Aggressive Growth         Mid-Cap Growth
      Sub-Account                Sub-Account              Sub-Account              Sub-Account
-----------------------    ------------------------ ------------------------ -----------------------
 2007 (a)      2006            2007        2006         2007        2006        2007        2006
 --------      ----            ----        ----         ----        ----        ----        ----
$   (2,391) $   (3,119)    $  (398,412) $ (310,972) $  (209,373) $ (180,225) $  (15,796) $   (4,402)
     81,010      22,598       1,971,674     229,274    1,303,126     754,756      63,313      21,672

   (30,181)      11,616       1,191,709   1,263,646  (1,018,652)   (948,573)      92,855       8,149
----------- -----------    ------------ ----------- ------------ ----------- ----------- -----------


     48,438      31,095       2,764,971   1,181,948       75,101   (374,042)     140,372      25,419
----------- -----------    ------------ ----------- ------------ ----------- ----------- -----------

     65,053     101,208       2,929,189   2,899,105    1,944,166   1,592,212   1,233,459     153,475

  (550,641)     193,830       (987,421)     550,468      190,705     661,554     379,377      27,126
       (47)        (61)        (87,223)    (67,023)     (45,093)    (40,046)     (1,138)        (80)

   (14,364)     (8,482)     (1,952,327)   (870,776)  (1,207,490)   (493,583)    (19,162)    (19,527)
----------- -----------    ------------ ----------- ------------ ----------- ----------- -----------


  (499,999)     286,495        (97,782)   2,511,774      882,288   1,720,137   1,592,536     160,994
----------- -----------    ------------ ----------- ------------ ----------- ----------- -----------

  (451,561)     317,590       2,667,189   3,693,722      957,389   1,346,095   1,732,908     186,413
    451,561     133,971      22,004,158  18,310,436   11,494,590  10,148,495     421,282     234,869
----------- -----------    ------------ ----------- ------------ ----------- ----------- -----------
$        -- $   451,561    $ 24,671,347 $22,004,158 $ 12,451,979 $11,494,590 $ 2,154,190 $   421,282
=========== ===========    ============ =========== ============ =========== =========== ===========

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006

                                          MIST PIMCO               MIST RCM            MIST T. Rowe Price
                                         Total Return             Technology             Mid-Cap Growth
                                         Sub-Account              Sub-Account             Sub-Account
                                   ------------------------ ----------------------- ------------------------
                                       2007        2006        2007        2006         2007        2006
                                       ----        ----        ----        ----         ----        ----
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)..... $    484,097 $   152,719 $  (72,140) $  (51,806) $  (292,075) $ (216,907)
 Net realized gains (losses)......     (14,949)    (20,603)     286,781      37,736    1,369,680     697,441
 Change in unrealized gains
   (losses) on investments........    1,733,896     574,245     916,438     139,307    1,346,185      73,112
                                   ------------ ----------- ----------- ----------- ------------ -----------
   Net increase (decrease)
     in net assets resulting
     from operations..............    2,203,044     706,361   1,131,079     125,237    2,423,790     553,646
                                   ------------ ----------- ----------- ----------- ------------ -----------
Contract Transactions:
 Purchase payments received
   from contract owners...........   10,436,422   7,559,636     736,229     851,835    3,734,581   4,494,171
 Net transfers (including
   fixed account).................    5,633,088   2,900,675     535,907      65,276    (647,348)   (123,561)
 Contract charges.................    (115,256)    (66,638)    (17,186)     (9,966)     (65,307)    (40,502)
 Transfers for contract benefits
   and terminations...............  (2,518,513)   (817,465)   (385,855)    (95,657)  (1,017,900)   (341,081)
                                   ------------ ----------- ----------- ----------- ------------ -----------
 Net increase (decrease)
   in net assets resulting from
   contract transactions..........   13,435,741   9,576,208     869,095     811,488    2,004,026   3,989,027
                                   ------------ ----------- ----------- ----------- ------------ -----------
 Net increase (decrease)
   in net assets..................   15,638,785  10,282,569   2,000,174     936,725    4,427,816   4,542,673
Net Assets:
 Beginning of period..............   28,489,220  18,206,651   3,605,818   2,669,093   14,972,403  10,429,730
                                   ------------ ----------- ----------- ----------- ------------ -----------
 End of period.................... $ 44,128,005 $28,489,220 $ 5,605,992 $ 3,605,818 $ 19,400,219 $14,972,403
                                   ============ =========== =========== =========== ============ ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 16, 2006 to December 31, 2006.
(d)For the period November 12, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

   MIST MFS Research           MIST Lazard              MIST Met/AIM          MIST Harris Oakmark
     International               Mid-Cap              Small-Cap Growth           International
      Sub-Account              Sub-Account              Sub-Account               Sub-Account
------------------------ ------------------------ ------------------------ -------------------------
    2007        2006         2007        2006         2007        2006         2007         2006
    ----        ----         ----        ----         ----        ----         ----         ----
$  (142,278) $  (13,791) $  (132,236) $  (89,368) $  (238,637) $ (194,013) $  (375,598) $    215,877
   4,633,174   1,820,539      852,508     795,576      565,731   1,767,310    4,954,944    2,775,166

 (1,403,746)   2,314,881  (1,386,700)     110,148      816,305   (248,115)  (6,044,867)    4,127,407
------------ ----------- ------------ ----------- ------------ ----------- ------------ ------------


   3,087,150   4,121,629    (666,428)     816,356    1,143,399   1,325,182  (1,465,521)    7,118,450
------------ ----------- ------------ ----------- ------------ ----------- ------------ ------------

   8,342,824   6,435,687    2,710,802     890,534    2,569,836   1,602,217    9,800,598    7,915,025

   2,678,854   (130,350)    2,265,780   (241,337)    (220,403)     159,041      305,640     (60,361)
   (102,681)    (61,343)     (32,273)    (21,729)     (53,647)    (42,657)    (151,158)    (106,844)

 (1,951,656)   (522,414)  (1,125,340)   (398,370)  (1,189,887)   (521,256)  (2,343,680)  (1,057,133)
------------ ----------- ------------ ----------- ------------ ----------- ------------ ------------


   8,967,341   5,721,580    3,818,969     229,098    1,105,899   1,197,345    7,611,400    6,690,687
------------ ----------- ------------ ----------- ------------ ----------- ------------ ------------

  12,054,491   9,843,209    3,152,541   1,045,454    2,249,298   2,522,527    6,145,879   13,809,137
  24,283,531  14,440,322    7,414,914   6,369,460   12,889,298  10,366,771   37,135,252   23,326,115
------------ ----------- ------------ ----------- ------------ ----------- ------------ ------------
$ 36,338,022 $24,283,531 $ 10,567,455 $ 7,414,914 $ 15,138,596 $12,889,298 $ 43,281,131 $ 37,135,252
============ =========== ============ =========== ============ =========== ============ ============

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006

                                       MIST Third Avenue       MIST PIMCO Inflation       MIST Lord Abbett
                                        Small-Cap Value           Protected Bond           America's Value
                                          Sub-Account               Sub-Account              Sub-Account
                                   ------------------------- ------------------------- -----------------------
                                       2007         2006         2007         2006      2007 (a)      2006
                                       ----         ----         ----         ----      --------      ----
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)..... $  (216,509) $  (296,581) $    106,841 $    469,949 $     4,746 $     1,101
 Net realized gains (losses)......    2,782,360    1,916,694     (50,295)      494,870      21,036       2,312
 Change in unrealized gains
   (losses) on investments........  (4,070,205)      919,210    2,223,966  (1,277,727)    (15,912)      13,331
                                   ------------ ------------ ------------ ------------ ----------- -----------
   Net increase (decrease)
     in net assets resulting
     from operations..............  (1,504,354)    2,539,323    2,280,512    (312,908)       9,870      16,744
                                   ------------ ------------ ------------ ------------ ----------- -----------
Contract Transactions:
 Purchase payments received
   from contract owners...........    6,126,645    6,388,377    4,553,500    3,102,916          --          --
 Net transfers (including
   fixed account).................  (1,175,705)    (218,587)      634,362    (741,520)   (154,593)      28,428
 Contract charges.................    (108,575)     (81,788)     (91,954)     (84,022)         (3)        (11)
 Transfers for contract benefits
   and terminations...............  (1,791,926)    (678,669)  (2,286,028)  (1,074,439)     (1,549)     (4,195)
                                   ------------ ------------ ------------ ------------ ----------- -----------
 Net increase (decrease)
   in net assets resulting from
   contract transactions..........    3,050,439    5,409,333    2,809,880    1,202,935   (156,145)      24,222
                                   ------------ ------------ ------------ ------------ ----------- -----------
 Net increase (decrease)
   in net assets..................    1,546,085    7,948,656    5,090,392      890,027   (146,275)      40,966
Net Assets:
 Beginning of period..............   27,923,908   19,975,252   23,865,653   22,975,626     146,275     105,309
                                   ------------ ------------ ------------ ------------ ----------- -----------
 End of period.................... $ 29,469,993 $ 27,923,908 $ 28,956,045 $ 23,865,653 $        -- $   146,275
                                   ============ ============ ============ ============ =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 16, 2006 to December 31, 2006.
(d)For the period November 12, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

  MIST Neuberger Berman         MIST Turner           MIST Goldman Sachs               MIST MetLife
       Real Estate            Mid Cap Growth             Mid-Cap Value              Defensive Strategy
       Sub-Account              Sub-Account               Sub-Account                  Sub-Account
------------------------- -----------------------  -------------------------    --------------------------
    2007         2006        2007         2006         2007         2006            2007          2006
    ----         ----        ----        -----         ----         ----            ----          ----
$  (107,005) $   (61,950) $ (111,015) $  (82,501)  $  (234,516) $  (214,212)    $     147,089 $  (551,123)
   1,777,077      675,367     512,682     184,212     2,265,478      539,467        2,674,662      388,254
 (4,108,743)    1,965,489     880,847      82,970   (1,933,447)    1,363,460        (738,628)    2,604,311
------------ ------------ ----------- -----------  ------------ ------------    ------------- ------------
 (2,438,671)    2,578,906   1,282,514     184,681        97,515    1,688,715        2,083,123    2,441,442
------------ ------------ ----------- -----------  ------------ ------------    ------------- ------------
   4,209,581    3,525,758   1,316,876   1,183,669     5,101,739    4,321,014        7,895,007   12,526,436
   1,158,998      234,163     642,920     288,900      (46,022)      373,576       11,528,840   13,854,467
    (41,309)     (26,035)    (26,311)    (17,106)      (65,984)     (42,874)        (125,113)     (57,844)
 (1,079,452)    (308,859)   (434,031)   (157,249)   (1,045,100)    (279,121)     (10,684,034)  (1,579,736)
------------ ------------ ----------- -----------  ------------ ------------    ------------- ------------
   4,247,818    3,425,027   1,499,454   1,298,214     3,944,633    4,372,595        8,614,700   24,743,323
------------ ------------ ----------- -----------  ------------ ------------    ------------- ------------
   1,809,147    6,003,933   2,781,968   1,482,895     4,042,148    6,061,310       10,697,823   27,184,765
  12,114,336    6,110,403   5,554,696   4,071,801    15,950,014    9,888,704       42,850,757   15,665,992
------------ ------------ ----------- -----------  ------------ ------------    ------------- ------------
$ 13,923,483 $ 12,114,336 $ 8,336,664 $ 5,554,696  $ 19,992,162 $ 15,950,014    $  53,548,580 $ 42,850,757
============ ============ =========== ===========  ============ ============    ============= ============

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006

                                         MIST MetLife               MIST MetLife                MIST MetLife
                                       Moderate Strategy          Balanced Strategy           Growth Strategy
                                          Sub-Account                Sub-Account                Sub-Account
                                   ------------------------- --------------------------- --------------------------
                                       2007         2006         2007          2006          2007          2006
                                       ----         ----         ----          ----          ----          ----
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)..... $    341,047 $(1,212,504) $   (134,402) $ (2,918,125) $ (1,844,528) $(3,514,182)
 Net realized gains (losses)......    4,598,246      909,163    10,288,554     1,811,663    15,227,852    1,353,559
 Change in unrealized gains
   (losses) on investments........    (356,804)    6,691,783   (3,430,371)    18,916,804   (6,220,678)   27,095,555
                                   ------------ ------------ ------------- ------------- ------------- ------------
   Net increase (decrease)
     in net assets resulting
     from operations..............    4,582,489    6,388,442     6,723,781    17,810,342     7,162,646   24,934,932
                                   ------------ ------------ ------------- ------------- ------------- ------------
Contract Transactions:
 Purchase payments received
   from contract owners...........   21,509,551   31,610,882    69,215,899    80,059,830    92,934,249   94,393,723
 Net transfers (including
   fixed account).................   17,290,613   15,989,986    22,428,891    24,838,594    26,403,782   22,656,025
 Contract charges.................    (447,303)    (242,309)   (1,026,555)     (549,466)   (1,229,957)    (642,959)
 Transfers for contract benefits
   and terminations...............  (5,866,737)  (2,900,686)  (11,519,381)  (13,674,357)  (11,745,850)  (6,094,864)
                                   ------------ ------------ ------------- ------------- ------------- ------------
 Net increase (decrease)
   in net assets resulting from
   contract transactions..........   32,486,124   44,457,873    79,098,854    90,674,601   106,362,224  110,311,925
                                   ------------ ------------ ------------- ------------- ------------- ------------
 Net increase (decrease)
   in net assets..................   37,068,613   50,846,315    85,822,635   108,484,943   113,524,870  135,246,857
Net Assets:
 Beginning of period..............   98,797,273   47,950,958   231,113,806   122,628,863   279,686,928  144,440,071
                                   ------------ ------------ ------------- ------------- ------------- ------------
 End of period.................... $135,865,886 $ 98,797,273 $ 316,936,441 $ 231,113,806 $ 393,211,798 $279,686,928
                                   ============ ============ ============= ============= ============= ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 16, 2006 to December 31, 2006.
(d)For the period November 12, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

      MIST MetLife                    MIST                      MIST                         MIST
   Aggressive Strategy         Cyclical Growth ETF    Cyclical Growth & Income ETF    Van Kampen Comstock
       Sub-Account                 Sub-Account               Sub-Account                  Sub-Account
-------------------------   ------------------------- ---------------------------- -------------------------
    2007          2006          2007         2006         2007           2006          2007          2006
    ----          ----          ----         ----          ----          ----          ----          ----
$  (309,320)  $  (591,725)  $   (24,689) $      (647) $   (21,673)   $      8,113  $   (43,792)  $   (48,486)
   4,874,003       460,025         6,431        4,627        2,766            233       328,211        53,220

 (4,455,535)     4,468,333        70,201      107,482       61,285         29,606     (945,838)       480,136
------------  ------------  ------------ ------------  ------------  ------------  ------------  ------------


     109,148     4,336,633        51,943      111,462       42,378         37,952     (661,419)       484,870
------------  ------------  ------------ ------------  ------------  ------------  ------------  ------------

  25,173,888    22,501,017        22,464    1,026,109      200,000        686,820     4,979,306     3,475,736

 (1,261,151)     3,423,699       528,371      120,862      327,954        345,942     2,375,355       768,492
   (231,978)      (97,135)       (4,634)        (397)      (3,426)             --      (27,459)       (5,382)

 (1,454,731)     (634,713)       (3,933)          566           --            358     (234,269)      (32,527)
------------  ------------  ------------ ------------  ------------  ------------  ------------  ------------


  22,226,028    25,192,868       542,268    1,147,140      524,528      1,033,120     7,092,933     4,206,319
------------  ------------  ------------ ------------  ------------  ------------  ------------  ------------

  22,335,176    29,529,501       594,211    1,258,602      566,906      1,071,072     6,431,514     4,691,189
  52,296,693    22,767,192     1,373,423      114,821    1,071,072             --     5,655,470       964,281
------------  ------------  ------------ ------------  ------------  ------------  ------------  ------------
$ 74,631,869  $ 52,296,693  $  1,967,634 $  1,373,423 $  1,637,978   $  1,071,072  $ 12,086,984  $  5,655,470
============  ============  ============ ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006

                                      MIST Legg Mason      MIST MFS Emerging    MIST Loomis Sayles
                                       Value Equity         Markets Equity        Global Markets
                                        Sub-Account           Sub-Account           Sub-Account
                                   --------------------- --------------------- ---------------------
                                      2007       2006       2007     2006 (b)     2007     2006 (b)
                                      ----       ----       ----     --------     ----     --------
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)..... $(132,526) $ (44,093) $ (70,831) $    6,650 $ (58,458) $    7,403
 Net realized gains (losses)......     69,622    118,447    163,261      2,871    105,771      4,071
 Change in unrealized gains
   (losses) on investments........  (600,631)    369,410  1,207,024    177,503    781,063     87,231
                                   ---------- ---------- ---------- ---------- ---------- ----------
   Net increase (decrease)
     in net assets resulting
     from operations..............  (663,535)    443,764  1,299,454    187,024    828,376     98,705
                                   ---------- ---------- ---------- ---------- ---------- ----------
Contract Transactions:
 Purchase payments received
   from contract owners...........  2,655,359  3,928,103  3,501,174  1,203,989  2,453,394    831,490
 Net transfers (including
   fixed account).................    626,651  1,659,905  2,678,432    287,134  4,351,207    573,648
 Contract charges.................   (27,420)    (1,710)   (10,439)       (91)    (8,998)      (366)
 Transfers for contract benefits
   and terminations...............  (419,379)   (68,513)   (41,224)    (4,806)   (50,807)    (7,408)
                                   ---------- ---------- ---------- ---------- ---------- ----------
 Net increase (decrease)
   in net assets resulting from
   contract transactions..........  2,835,211  5,517,785  6,127,943  1,486,226  6,744,796  1,397,364
                                   ---------- ---------- ---------- ---------- ---------- ----------
 Net increase (decrease)
   in net assets..................  2,171,676  5,961,549  7,427,397  1,673,250  7,573,172  1,496,069
Net Assets:
 Beginning of period..............  5,992,306     30,757  1,673,250         --  1,496,069         --
                                   ---------- ---------- ---------- ---------- ---------- ----------
 End of period.................... $8,163,982 $5,992,306 $9,100,647 $1,673,250 $9,069,241 $1,496,069
                                   ========== ========== ========== ========== ========== ==========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 16, 2006 to December 31, 2006.
(d)For the period November 12, 2007, to December 31, 2007.
(e)For the period January 1, 2007, to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

                                    MIST BlackRock                MIST                      MIST
      MIST Met/AIM                    High Yield               Janus Forty                MFS Value
Capital Appreciation Sub-Account      Sub-Account              Sub-Account               Sub-Account
-------------------------------- ---------------------    ---------------------     ---------------------
    2007             2006           2007       2006          2007        2006          2007       2006
      ----             ----         ----       ----          ----        ----          ----       ----
   $  (5,622)     $  (1,907)     $    2,831 $    (442)    $  (8,867)  $    (878)    $ (19,920) $    2,468
       25,793         26,776           (12)         12        28,501         (5)        40,142     16,172

       12,505        (9,451)        (8,336)      3,099       148,421      11,031         3,962     11,913
  -------------     ----------   ---------- ----------    ----------  ----------    ---------- ----------

       32,676         15,418        (5,517)      2,669       168,055      10,148        24,184     30,553
  -------------     ----------   ---------- ----------    ----------  ----------    ---------- ----------

       55,681         28,395        783,808     63,062       669,868      64,066     1,218,697    204,640

       39,443        189,221        130,435        382       493,176      67,301       273,201    164,314
      (1,063)            (6)          (315)         --         (380)          --       (1,645)         --

     (15,484)       (17,371)        (7,941)         12       (2,042)          67       (4,583)      (307)
  -------------     ----------   ---------- ----------    ----------  ----------    ---------- ----------


       78,577        200,239        905,987     63,456     1,160,622     131,434     1,485,670    368,647
  -------------     ----------   ---------- ----------    ----------  ----------    ---------- ----------

      111,253        215,657        900,470     66,125     1,328,677     141,582     1,509,854    399,200
      287,582         71,925         66,125         --       141,582          --       399,200         --
  -------------     ----------   ---------- ----------    ----------  ----------    ---------- ----------
   $  398,835     $  287,582     $  966,595 $   66,125    $1,470,259  $  141,582    $1,909,054 $  399,200
  =============     ==========   ========== ==========    ==========  ==========    ========== ==========

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006


                                           MIST              MIST Pioneer          MIST Pioneer
                                       Pioneer Fund          Mid-Cap Value       Strategic Income
                                        Sub-Account           Sub-Account           Sub-Account
                                   --------------------- --------------------- ---------------------
                                      2007       2006     2007 (a)     2006       2007       2006
                                      ----       ----     --------     ----       ----       ----
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)..... $  (5,363) $  (1,592) $    (819) $  (3,783) $ (62,497) $  141,808
 Net realized gains (losses)......      4,677         47    137,556     10,331     13,129        865
 Change in unrealized gains
   (losses) on investments........      3,940     18,922   (51,782)     51,782    331,282   (61,721)
                                   ---------- ---------- ---------- ---------- ---------- ----------
   Net increase (decrease)
     in net assets resulting
     from operations..............      3,254     17,377     84,955     58,330    281,914     80,952
                                   ---------- ---------- ---------- ---------- ---------- ----------
Contract Transactions:
 Purchase payments received
   from contract owners...........    344,110     87,739     74,608    488,071  2,813,062  2,424,947
 Net transfers (including
   fixed account).................    114,314    159,433  (895,390)    200,963  1,523,623  1,106,680
 Contract charges.................    (1,523)         --      (556)         --   (10,775)         --
 Transfers for contract benefits
   and terminations...............    (5,038)      (165)    (9,569)    (1,412)  (590,961)   (16,515)
                                   ---------- ---------- ---------- ---------- ---------- ----------
 Net increase (decrease)
   in net assets resulting from
   contract transactions..........    451,863    247,007  (830,907)    687,622  3,734,949  3,515,112
                                   ---------- ---------- ---------- ---------- ---------- ----------
 Net increase (decrease)
   in net assets..................    455,117    264,384  (745,952)    745,952  4,016,863  3,596,064
Net Assets:
 Beginning of period..............    264,384         --    745,952         --  3,596,064         --
                                   ---------- ---------- ---------- ---------- ---------- ----------
 End of period.................... $  719,501 $  264,384 $       -- $  745,952 $7,612,927 $3,596,064
                                   ========== ========== ========== ========== ========== ==========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 16, 2006 to December 31, 2006.
(d)For the period November 12, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

     MIST Dreman            MIST BlackRock           MIST Strategic         MIST Strategic
   Small-Cap Value          Large-Cap Core          Growth and Income     Conservative Growth
     Sub-Account              Sub-Account              Sub-Account            Sub-Account
---------------------    ---------------------    ---------------------  ---------------------
   2007          2006       2007       2006          2007      2006 (c)     2007     2006 (c)
   ----          ----       ----       ----          ----      --------     ----     --------
$ (34,959)    $  (1,219) $  (3,099) $    (493)    $    5,640  $      305 $    4,208 $      238
    49,277         2,307     15,035         54        20,300          --     44,995          3
 (131,284)        69,760    (6,865)      7,341      (15,766)       (858)     53,563      (120)
----------    ---------- ---------- ----------    ----------  ---------- ---------- ----------

 (116,966)        70,848      5,071      6,902        10,174       (553)    102,766        121
----------    ---------- ---------- ----------    ----------  ---------- ---------- ----------

 2,002,115       608,494    171,407     28,226       351,274          --         --         --
   763,022       147,292    109,945    104,712     (298,523)     577,982    398,082  1,266,789
   (3,028)            --      (701)         --       (2,691)          --    (4,525)         --

 (197,920)       (1,230)        207         --      (29,849)       (227)   (10,668)        462
----------    ---------- ---------- ----------    ----------  ---------- ---------- ----------

 2,564,189       754,556    280,858    132,938        20,211     577,755    382,889  1,267,251
----------    ---------- ---------- ----------    ----------  ---------- ---------- ----------

 2,447,223       825,404    285,929    139,840        30,385     577,202    485,655  1,267,372
   825,404            --    139,840         --       577,202          --  1,267,372         --
----------    ---------- ---------- ----------    ----------  ---------- ---------- ----------
$3,272,627    $  825,404 $  425,769 $  139,840    $  607,587  $  577,202 $1,753,027 $1,267,372
==========    ========== ========== ==========    ==========  ========== ========== ==========

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006

                                      MIST Strategic       MIST Rainier          Russell
                                          Growth         Large Cap Equity  Multi-Style Equity
                                        Sub-Account        Sub-Account         Sub-Account
                                   --------------------- ---------------- ---------------------
                                      2007     2006 (c)      2007 (d)        2007       2006
                                      ----     --------      --------        ----       ----
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)..... $    7,158 $      624    $    (432)    $    (797) $    (858)
 Net realized gains (losses)......     52,800        (2)            25        18,364        480
 Change in unrealized gains
   (losses) on investments........   (17,557)    (2,588)         9,346         (138)     21,274
                                   ---------- ----------    ----------    ---------- ----------
   Net increase (decrease)
     in net assets resulting
     from operations..............     42,401    (1,966)         8,939        17,429     20,896
                                   ---------- ----------    ----------    ---------- ----------
Contract Transactions:
 Purchase payments received
   from contract owners...........    422,900         --       232,381            --         --
 Net transfers (including
   fixed account).................     70,732    744,730       180,386       (1,485)        293
 Contract charges.................      (620)         --         (625)            --       (20)
 Transfers for contract benefits
   and terminations...............   (15,575)      4,393         (252)      (36,429)         --
                                   ---------- ----------    ----------    ---------- ----------
 Net increase (decrease)
   in net assets resulting from
   contract transactions..........    477,437    749,123       411,890      (37,914)        273
                                   ---------- ----------    ----------    ---------- ----------
 Net increase (decrease)
   in net assets..................    519,838    747,157       420,829      (20,485)     21,169
Net Assets:
 Beginning of period..............    747,157         --            --       207,931    186,762
                                   ---------- ----------    ----------    ---------- ----------
 End of period.................... $1,266,995 $  747,157    $  420,829    $  187,446 $  207,931
                                   ========== ==========    ==========    ========== ==========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 16, 2006 to December 31, 2006.
(d)For the period November 12, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

       Russell                  Russell                    Russell               Russell
  Aggressive Equity            Non-U.S.                   Core Bond       Real Estate Securities
     Sub-Account              Sub-Account                Sub-Account           Sub-Account
---------------------    ---------------------      --------------------- ---------------------
   2007          2006       2007          2006         2007       2006       2007         2006
   ----          ----       ----          ----         ----       ----       ----         ----
$    (423)    $    (487) $      286    $      494   $   10,439 $    8,894 $      676   $      456
     7,005         5,644     17,536         2,057        (367)       (47)     14,960        7,475
   (5,460)         (154)   (13,976)         6,739        5,266    (2,311)   (29,455)       15,295
----------    ---------- ----------    ----------   ---------- ---------- ----------   ----------
     1,122         5,003      3,846         9,290       15,338      6,536   (13,819)       23,226
----------    ---------- ----------    ----------   ---------- ---------- ----------   ----------
        --            --         --            --           --         --         --           --
         1          (43)    (1,378)       (1,643)        2,223      2,353        640        (960)
        --           (2)         --          (11)           --       (23)         --          (3)

   (7,213)           (3)   (22,439)           (2)     (27,849)        (2)   (10,803)         (10)
----------    ---------- ----------    ----------   ---------- ---------- ----------   ----------
   (7,212)          (48)   (23,817)       (1,656)     (25,626)      2,328   (10,163)        (973)
----------    ---------- ----------    ----------   ---------- ---------- ----------   ----------
   (6,090)         4,955   (19,971)         7,634     (10,288)      8,864   (23,982)       22,253
    42,724        37,769     50,437        42,803      291,051    282,187     90,957       68,704
----------    ---------- ----------    ----------   ---------- ---------- ----------   ----------
$   36,634    $   42,724 $   30,466    $   50,437   $  280,763 $  291,051 $   66,975   $   90,957
==========    ========== ==========    ==========   ========== ========== ==========   ==========

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006

                                          AIM V.I.            AllianceBernstein           Putnam VT
                                    International Growth      Large-Cap Growth         Growth & Income
                                         Sub-Account             Sub-Account             Sub-Account
                                   ----------------------- ----------------------- -----------------------
                                      2007        2006        2007        2006        2007        2006
                                      ----        ----        ----        ----        ----        ----
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)..... $   (2,383) $     (556) $     (451) $      (14) $       614 $       809
 Net realized gains (losses)......       8,377      24,277         210          --      36,991       4,978
 Change in unrealized gains
   (losses) on investments........      18,326      16,264       4,329         143    (50,399)      21,005
                                   ----------- ----------- ----------- ----------- ----------- -----------
   Net increase (decrease)
     in net assets resulting
     from operations..............      24,320      39,985       4,088         129    (12,794)      26,792
                                   ----------- ----------- ----------- ----------- ----------- -----------
Contract Transactions:
 Purchase payments received
   from contract owners...........       3,600      43,647      40,652       3,812       8,306      17,802
 Net transfers (including
   fixed account).................     229,610    (20,421)         568          --    (30,139)       3,351
 Contract charges.................     (1,354)       (513)        (11)          --        (59)         (4)
 Transfers for contract benefits
   and terminations...............     (9,515)     (9,425)     (1,105)          --    (24,290)        (58)
                                   ----------- ----------- ----------- ----------- ----------- -----------
 Net increase (decrease)
   in net assets resulting from
   contract transactions..........     222,341      13,288      40,104       3,812    (46,182)      21,091
                                   ----------- ----------- ----------- ----------- ----------- -----------
 Net increase (decrease)
   in net assets..................     246,661      53,273      44,192       3,941    (58,976)      47,883
Net Assets:
 Beginning of period..............     156,979     103,706       3,941          --     214,090     166,207
                                   ----------- ----------- ----------- ----------- ----------- -----------
 End of period.................... $   403,640 $   156,979 $    48,133 $     3,941 $   155,114 $   214,090
                                   =========== =========== =========== =========== =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 16, 2006 to December 31, 2006.
(d)For the period November 12, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

       Putnam VT               Putnam VT                FTVIPT Templeton        FTVIPT Templeton Developing
     Equity Income               Vista                 Foreign Securities         Markets Securities
      Sub-Account             Sub-Account                  Sub-Account                Sub-Account
----------------------- -----------------------      -----------------------    ---------------------------
   2007        2006        2007           2006          2007        2006           2007           2006
   ----        ----        ----           ----          ----        ----            ----           ----
$       442 $        96 $   (6,038)    $   (5,979)   $    23,378 $  (15,098)    $    30,971    $  (11,039)
      9,134       1,800    (32,845)       (23,191)       661,783      20,911        755,665         64,426

    (7,033)       8,938      54,766         52,537       727,310     663,735        806,690        635,092
----------- ----------- -----------    -----------   ----------- -----------     -----------    -----------


      2,543      10,834      15,883         23,367     1,412,471     669,548      1,593,326        688,479
----------- ----------- -----------    -----------   ----------- -----------     -----------    -----------

         --          --      23,514         22,755     7,193,394   3,732,132      3,379,819      2,908,980

     20,168      22,511   (204,336)            173     1,433,252   1,997,142        884,605        793,306
        (3)         (3)         (2)            (2)      (30,435)     (1,387)       (19,802)        (1,503)

   (22,580)         (6)    (17,216)      (107,782)     (539,934)    (24,572)      (267,201)       (35,045)
----------- ----------- -----------    -----------   ----------- -----------     -----------    -----------


    (2,415)      22,502   (198,040)       (84,856)     8,056,277   5,703,315      3,977,421      3,665,738
----------- ----------- -----------    -----------   ----------- -----------     -----------    -----------

        128      33,336   (182,157)       (61,489)     9,468,748   6,372,863      5,570,747      4,354,217
     81,532      48,196     430,897        492,386     6,779,342     406,479      4,837,966        483,749
----------- ----------- -----------    -----------   ----------- -----------     -----------    -----------
$    81,660 $    81,532 $   248,740    $   430,897   $16,248,090 $ 6,779,342    $10,408,713    $ 4,837,966
=========== =========== ===========    ===========   =========== ===========     ===========    ===========

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006


                                      FTVIPT Templeton         FTVIPT Franklin          FTVIPT Franklin
                                      Growth Securities    Mutual Shares Securities    Income Securities
                                         Sub-Account             Sub-Account              Sub-Account
                                   ----------------------- -----------------------  -----------------------
                                      2007        2006        2007         2006        2007        2006
                                      ----        ----        ----         ----        ----        ----
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)..... $   (2,023) $     (630) $   (3,985)  $       742 $   192,080 $    14,726
 Net realized gains (losses)......      35,265       1,256      67,936        5,840     108,252       6,399
 Change in unrealized gains
   (losses) on investments........    (44,193)      17,435    (91,388)       41,149   (325,606)     264,922
                                   ----------- ----------- -----------  ----------- ----------- -----------
   Net increase (decrease)
     in net assets resulting
     from operations..............    (10,951)      18,061    (27,437)       47,731    (25,274)     286,047
                                   ----------- ----------- -----------  ----------- ----------- -----------
Contract Transactions:
 Purchase payments received
   from contract owners...........     647,047     187,880   1,427,344      632,032   7,870,375   2,536,902
 Net transfers (including
   fixed account).................     120,304      29,593     277,198     (69,880)   4,782,341   2,028,129
 Contract charges.................       (126)          --       (241)           --    (22,602)          --
 Transfers for contract benefits
   and terminations...............    (16,204)     (2,251)    (78,021)     (11,013)   (687,777)    (19,227)
                                   ----------- ----------- -----------  ----------- ----------- -----------
 Net increase (decrease)
   in net assets resulting from
   contract transactions..........     751,021     215,222   1,626,280      551,139  11,942,337   4,545,804
                                   ----------- ----------- -----------  ----------- ----------- -----------
 Net increase (decrease)
   in net assets..................     740,070     233,283   1,598,843      598,870  11,917,063   4,831,851
Net Assets:
 Beginning of period..............     233,283          --     598,870           --   4,831,851          --
                                   ----------- ----------- -----------  ----------- ----------- -----------
 End of period.................... $   973,353 $   233,283 $ 2,197,713  $   598,870 $16,748,914 $ 4,831,851
                                   =========== =========== ===========  =========== =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 16, 2006 to December 31, 2006.
(d)For the period November 12, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

     Fidelity VIP                  Fidelity VIP                Fidelity VIP               MSF MetLife
     Equity-Income                    Mid-Cap                   Contrafund                Stock Index
      Sub-Account                   Sub-Account                Sub-Account                Sub-Account
-----------------------       -----------------------    ------------------------   -----------------------
   2007           2006           2007        2006            2007          2006        2007        2006
   ----           ----           ----        ----            ----          ----        ----        ----
$       116    $       809    $   (8,409) $   (1,615)    $   (79,803)   $     1,070 $ (158,601) $   (5,606)
      5,033          6,421         48,075       (142)       3,553,722       475,897     761,511     818,895

    (5,219)          1,395         30,192      18,128     (1,849,561)     (119,273)   (172,073)   1,002,441
-----------    -----------    ----------- -----------    ------------   ----------- ----------- -----------


       (70)          8,625         69,858      16,371       1,624,358       357,694     430,837   1,815,730
-----------    -----------    ----------- -----------    ------------   ----------- ----------- -----------

         --             --        666,904     309,632       4,277,664     4,214,977   5,230,998   3,503,492

      (290)          2,976        215,407      34,044       2,759,584     2,229,330   (939,084)   (634,292)
      (275)          (234)          (151)          --        (34,891)            --    (65,953)    (45,209)

        (2)              6       (33,659)       (628)       (290,499)      (55,430)   (809,401)   (549,652)
-----------    -----------    ----------- -----------    ------------   ----------- ----------- -----------


      (567)          2,748        848,501     343,048       6,711,858     6,388,877   3,416,560   2,274,339
-----------    -----------    ----------- -----------    ------------   ----------- ----------- -----------

      (637)         11,373        918,359     359,419       8,336,216     6,746,571   3,847,397   4,090,069
     57,938         46,565        359,419          --       6,746,571            --  16,505,259  12,415,190
-----------    -----------    ----------- -----------    ------------   ----------- ----------- -----------
$    57,301    $    57,938    $ 1,277,778 $   359,419    $ 15,082,787   $ 6,746,571 $20,352,656 $16,505,259
===========    ===========    =========== ===========    ============   =========== =========== ===========

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006

                                           MSF FI               MSF BlackRock            MSF BlackRock
                                     International Stock         Bond Income             Money Market
                                         Sub-Account             Sub-Account              Sub-Account
                                   ----------------------- ----------------------- -------------------------
                                      2007        2006        2007        2006         2007         2006
                                      ----        ----        ----        ----         ----         ----
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)..... $   (3,785) $     (695) $     7,988 $     1,387 $    781,946 $    459,287
 Net realized gains (losses)......      78,718      58,066       4,640     (1,442)           --           --
 Change in unrealized gains
   (losses) on investments........    (31,201)         543     109,267      18,598           --           --
                                   ----------- ----------- ----------- ----------- ------------ ------------
   Net increase (decrease)
     in net assets resulting
     from operations..............      43,732      57,914     121,895      18,543      781,946      459,287
                                   ----------- ----------- ----------- ----------- ------------ ------------
Contract Transactions:
 Purchase payments received
   from contract owners...........     124,182     196,500   2,625,288     649,700   16,398,338   14,829,676
 Net transfers (including
   fixed account).................      29,722    (90,307)     724,122      27,263  (4,317,019)  (1,177,226)
 Contract charges.................     (1,834)     (1,546)     (2,903)       (299)     (76,497)     (31,127)
 Transfers for contract benefits
   and terminations...............    (69,777)    (29,549)    (24,684)       (992)  (7,593,273)  (4,218,317)
                                   ----------- ----------- ----------- ----------- ------------ ------------
 Net increase (decrease)
   in net assets resulting from
   contract transactions..........      82,293      75,098   3,321,823     675,672    4,411,549    9,403,006
                                   ----------- ----------- ----------- ----------- ------------ ------------
 Net increase (decrease)
   in net assets..................     126,025     133,012   3,443,718     694,215    5,193,495    9,862,293
Net Assets:
 Beginning of period..............     498,405     365,393     777,311      83,096   21,477,638   11,615,345
                                   ----------- ----------- ----------- ----------- ------------ ------------
 End of period.................... $   624,430 $   498,405 $ 4,221,029 $   777,311 $ 26,671,133 $ 21,477,638
                                   =========== =========== =========== =========== ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 16, 2006 to December 31, 2006.
(d)For the period November 12, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

    MSF Davis Venture        MSF Harris Oakmark          MSF Jennison               MSF MFS
          Value                Focused Value                Growth               Total Return
       Sub-Account              Sub-Account              Sub-Account              Sub-Account
------------------------- ------------------------ ------------------------ -----------------------
    2007         2006         2007        2006         2007        2006        2007        2006
    ----         ----         ----        ----         ----        ----        ----        ----
$  (582,370) $  (412,482) $  (259,764) $ (266,192) $  (275,747) $ (240,692) $     4,851 $  (16,973)
   1,056,689      759,520    2,595,501   1,843,483    1,107,137     219,181     198,767     (2,319)

     908,938    4,920,590  (3,995,254)     135,429      873,057     256,533   (132,174)     202,536
------------ ------------ ------------ ----------- ------------ ----------- ----------- -----------


   1,383,257    5,267,628  (1,659,517)   1,712,720    1,704,447     235,022      71,444     183,244
------------ ------------ ------------ ----------- ------------ ----------- ----------- -----------

  10,524,698   13,231,232    2,380,178   2,345,163    3,365,573   3,192,761   3,107,092   2,378,309

   1,474,386  (1,630,198)    (447,365)   (483,163)      685,198   1,130,302   2,023,870   1,034,203
   (205,797)    (136,232)     (69,793)    (59,803)     (66,893)    (48,933)    (13,008)         (9)

 (3,565,575)  (1,539,929)  (1,270,501)   (808,424)  (1,414,314)   (479,668)   (354,670)    (34,713)
------------ ------------ ------------ ----------- ------------ ----------- ----------- -----------


   8,227,712    9,924,873      592,519     993,773    2,569,564   3,794,462   4,763,284   3,377,790
------------ ------------ ------------ ----------- ------------ ----------- ----------- -----------

   9,610,969   15,192,501  (1,066,998)   2,706,493    4,274,011   4,029,484   4,834,728   3,561,034
  50,502,310   35,309,809   18,595,465  15,888,972   16,385,509  12,356,025   3,659,208      98,174
------------ ------------ ------------ ----------- ------------ ----------- ----------- -----------
$ 60,113,279 $ 50,502,310 $ 17,528,467 $18,595,465 $ 20,659,520 $16,385,509 $ 8,493,936 $ 3,659,208
============ ============ ============ =========== ============ =========== =========== ===========

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006

                                                           MSF Western Asset
                                                              Management         MSF Western Asset
                                   MSF Capital Guardian     Strategic Bond          Management
                                        U.S. Equity          Opportunities        U.S. Government
                                        Sub-Account           Sub-Account           Sub-Account
                                   --------------------- --------------------- ---------------------
                                      2007       2006       2007       2006       2007       2006
                                      ----       ----       ----       ----       ----       ----
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)..... $  (9,504) $  (4,197) $    1,211 $    2,449 $   30,301 $  (8,258)
 Net realized gains (losses)......     57,922     43,334        535      1,053     50,629    (4,879)
 Change in unrealized gains
   (losses) on investments........   (61,624)     10,530      (967)      (997)     27,500     71,466
                                   ---------- ---------- ---------- ---------- ---------- ----------
   Net increase (decrease)
     in net assets resulting
     from operations..............   (13,206)     49,667        779      2,505    108,430     58,329
                                   ---------- ---------- ---------- ---------- ---------- ----------
Contract Transactions:
 Purchase payments received
   from contract owners...........     14,779    461,291         --      5,000  2,648,155  1,657,278
 Net transfers (including
   fixed account).................     25,923  (147,042)   (47,431)    (1,236)    406,751  1,118,527
 Contract charges.................    (2,668)    (1,155)       (73)      (286)    (7,121)    (1,048)
 Transfers for contract benefits
   and terminations...............   (43,871)   (17,238)      (957)    (2,959)  (771,578)   (17,380)
                                   ---------- ---------- ---------- ---------- ---------- ----------
 Net increase (decrease)
   in net assets resulting from
   contract transactions..........    (5,837)    295,856   (48,461)        519  2,276,207  2,757,377
                                   ---------- ---------- ---------- ---------- ---------- ----------
 Net increase (decrease)
   in net assets..................   (19,043)    345,523   (47,682)      3,024  2,384,637  2,815,706
Net Assets:
 Beginning of period..............    778,138    432,615     76,321     73,297  3,025,855    210,149
                                   ---------- ---------- ---------- ---------- ---------- ----------
 End of period.................... $  759,095 $  778,138 $   28,639 $   76,321 $5,410,492 $3,025,855
                                   ========== ========== ========== ========== ========== ==========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 16, 2006 to December 31, 2006.
(d)For the period November 12, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.



  MSF T. Rowe Price      MSF T. Rowe Price   MSF Franklin Templeton     MSF BlackRock
  Small-Cap Growth       Large-Cap Growth      Small-Cap Growth        Strategic Value
     Sub-Account            Sub-Account           Sub-Account            Sub-Account
---------------------  --------------------- ---------------------  ---------------------
   2007        2006       2007       2006       2007        2006       2007       2006
   ----        ----       ----       ----       ----        ----       ----       ----
$  (1,246)  $  (1,203) $ (12,352) $ (14,879) $  (4,026)  $  (4,420) $    (311) $    (332)
       366       3,051     24,223    161,798     22,540      25,359      2,550      5,062
     7,395          47     61,745   (13,702)   (11,157)       3,019    (3,417)    (1,021)
----------  ---------- ---------- ---------- ----------  ---------- ---------- ----------
     6,515       1,895     73,616    133,217      7,357      23,958    (1,178)      3,709
----------  ---------- ---------- ---------- ----------  ---------- ---------- ----------
       500       5,425     12,176    212,902      2,981      84,686        870      2,267
       897     (7,386)    110,473  (401,329)   (25,330)     (5,244)      1,460   (16,301)
     (357)       (333)    (3,726)    (3,355)    (1,009)       (976)       (74)       (69)
         2     (4,719)   (61,319)   (25,344)    (6,195)     (3,432)         54       (22)
----------  ---------- ---------- ---------- ----------  ---------- ---------- ----------
     1,042     (7,013)     57,604  (217,126)   (29,553)      75,034      2,310   (14,125)
----------  ---------- ---------- ---------- ----------  ---------- ---------- ----------
     7,557     (5,118)    131,220   (83,909)   (22,196)      98,992      1,132   (10,416)
    81,190      86,308    984,473  1,068,382    286,973     187,981     21,909     32,325
----------  ---------- ---------- ---------- ----------  ---------- ---------- ----------
$   88,747  $   81,190 $1,115,693 $  984,473 $  264,777  $  286,973 $   23,041 $   21,909
==========  ========== ========== ========== ==========  ========== ========== ==========

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006



                                      MSF Oppenheimer           MSF FI                MSF FI
                                       Global Equity           Large Cap           Value Leaders
                                        Sub-Account           Sub-Account           Sub-Account
                                   --------------------- --------------------- ---------------------
                                      2007       2006       2007       2006       2007       2006
                                      ----       ----       ----       ----       ----       ----
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)..... $  (1,868) $    (139) $  (5,548) $    (907) $  (2,225) $  (1,473)
 Net realized gains (losses)......      6,221        301     15,758       (15)     20,473      (368)
 Change in unrealized gains
   (losses) on investments........    (3,139)      5,120   (10,344)      8,136   (13,267)     13,776
                                   ---------- ---------- ---------- ---------- ---------- ----------
   Net increase (decrease)
     in net assets resulting
     from operations..............      1,214      5,282      (134)      7,214      4,981     11,935
                                   ---------- ---------- ---------- ---------- ---------- ----------
Contract Transactions:
 Purchase payments received
   from contract owners...........    250,560     50,612    253,698     70,024    108,647    104,990
 Net transfers (including
   fixed account).................     34,771      5,467     49,832     72,717      7,677     77,224
 Contract charges.................       (38)         --      (874)         --      (688)         --
 Transfers for contract benefits
   and terminations...............   (16,395)      (101)    (1,054)      (293)    (1,621)      (212)
                                   ---------- ---------- ---------- ---------- ---------- ----------
 Net increase (decrease)
   in net assets resulting from
   contract transactions..........    268,898     55,978    301,602    142,448    114,015    182,002
                                   ---------- ---------- ---------- ---------- ---------- ----------
 Net increase (decrease)
   in net assets..................    270,112     61,260    301,468    149,662    118,996    193,937
Net Assets:
 Beginning of period..............     65,152      3,892    149,662         --    193,937         --
                                   ---------- ---------- ---------- ---------- ---------- ----------
 End of period.................... $  335,264 $   65,152 $  451,130 $  149,662 $  312,933 $  193,937
                                   ========== ========== ========== ========== ========== ==========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 16, 2006 to December 31, 2006.
(d)For the period November 12, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

                                                      MSF MetLife
     MSF MetLife            MSF MetLife          Conservative to Moderate      MSF MetLife
Aggressive Allocation  Conservative Allocation        Allocation           Moderate Allocation
     Sub-Account            Sub-Account               Sub-Account              Sub-Account
---------------------  -----------------------   ------------------------ ---------------------
   2007        2006       2007        2006          2007         2006        2007       2006
   ----        ----       ----        ----           ----        ----        ----       ----
$ (14,027)  $  (3,391) $ (10,218)  $    (922)    $  (9,916)   $    (538)  $ (99,131) $ (15,516)
     3,551           3      2,557         198         6,350           27      24,866      8,150

   (2,648)      44,928     31,016       2,371         7,042        4,865     131,554    139,191
----------  ---------- ----------  ----------     ----------  ----------  ---------- ----------

  (13,124)      41,540     23,355       1,647         3,476        4,354      57,289    131,825
----------  ---------- ----------  ----------     ----------  ----------  ---------- ----------

   169,185      95,819         --     518,236       493,857       90,000   4,406,611  1,866,422

   649,014     350,136     49,605      74,280       403,021       54,056   1,942,524    968,443
   (2,565)          --    (3,035)          --       (1,038)           --    (14,993)         --

  (15,010)         418   (15,261)       5,553      (54,416)         (22)   (105,192)   (23,341)
----------  ---------- ----------  ----------     ----------  ----------  ---------- ----------


   800,624     446,373     31,309     598,069       841,424      144,034   6,228,950  2,811,524
----------  ---------- ----------  ----------     ----------  ----------  ---------- ----------

   787,500     487,913     54,664     599,716       844,900      148,388   6,286,239  2,943,349
   487,913          --    599,716          --       148,388           --   2,943,349         --
----------  ---------- ----------  ----------     ----------  ----------  ---------- ----------
$1,275,413  $  487,913 $  654,380  $  599,716    $  993,288   $  148,388  $9,229,588 $2,943,349
==========  ========== ==========  ==========     ==========  ==========  ========== ==========

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006

                                         MSF MetLife
                                   Moderate to Aggressive         PIMCO VIT               PIMCO VIT
                                         Allocation              High Yield             Low Duration
                                         Sub-Account             Sub-Account             Sub-Account
                                   ----------------------- ----------------------- -----------------------
                                      2007        2006        2007        2006        2007        2006
                                      ----        ----        ----        ----        ----        ----
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)..... $  (73,582) $  (14,307) $     7,028 $     7,204 $     3,915 $     3,113
 Net realized gains (losses)......      17,462       (709)         241         920       (234)       (251)
 Change in unrealized gains
   (losses) on investments........      80,644     131,101     (4,769)       2,901       2,970          18
                                   ----------- ----------- ----------- ----------- ----------- -----------
   Net increase (decrease)
     in net assets resulting
     from operations..............      24,524     116,085       2,500      11,025       6,651       2,880
                                   ----------- ----------- ----------- ----------- ----------- -----------
Contract Transactions:
 Purchase payments received
   from contract owners...........   1,931,964   1,434,090          --      56,835       2,731      22,284
 Net transfers (including
   fixed account).................     658,868   1,055,055     (8,944)     (1,290)       1,432     (9,906)
 Contract charges.................    (13,176)          --       (423)       (445)       (415)       (354)
 Transfers for contract benefits
   and terminations...............    (74,279)       (373)     (1,372)       (865)     (9,445)        (11)
                                   ----------- ----------- ----------- ----------- ----------- -----------
 Net increase (decrease)
   in net assets resulting from
   contract transactions..........   2,503,377   2,488,772    (10,739)      54,235     (5,697)      12,013
                                   ----------- ----------- ----------- ----------- ----------- -----------
 Net increase (decrease)
   in net assets..................   2,527,901   2,604,857     (8,239)      65,260         954      14,893
Net Assets:
 Beginning of period..............   2,604,857          --     137,505      72,245     116,910     102,017
                                   ----------- ----------- ----------- ----------- ----------- -----------
 End of period.................... $ 5,132,758 $ 2,604,857 $   129,266 $   137,505 $   117,864 $   116,910
                                   =========== =========== =========== =========== =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 16, 2006 to December 31, 2006.
(d)For the period November 12, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.


      Pioneer VCT           American Funds          American Funds           American Funds
     Mid-Cap Value           Global Growth           Growth-Income               Growth
      Sub-Account             Sub-Account             Sub-Account             Sub-Account
----------------------- ----------------------- ----------------------- ------------------------
   2007        2006        2007        2006        2007        2006         2007        2006
   ----        ----        ----        ----        ----        ----         ----        ----
$   (6,387) $     (730) $   181,087 $  (17,587) $    40,431 $    46,817 $  (127,934) $     5,154
     65,630       1,020     524,656          35     460,581      34,998    1,263,064      17,820

   (76,845)       9,797     509,136     470,960   (387,520)     360,157      276,219     472,791
----------- ----------- ----------- ----------- ----------- ----------- ------------ -----------


   (17,602)      10,087   1,214,879     453,408     113,492     441,972    1,411,349     495,765
----------- ----------- ----------- ----------- ----------- ----------- ------------ -----------

    601,617     195,963   9,225,957   3,632,449   9,338,929   5,251,492   12,313,105   6,766,739

     73,672       2,367   2,386,245   1,221,649   3,705,648   1,609,494    4,967,702   2,495,705
       (95)          --    (23,576)          --    (30,625)          --     (41,222)          --

    (6,510)       (290)   (376,115)    (21,842)   (558,809)    (46,581)  (1,071,862)    (62,493)
----------- ----------- ----------- ----------- ----------- ----------- ------------ -----------


    668,684     198,040  11,212,511   4,832,256  12,455,143   6,814,405   16,167,723   9,199,951
----------- ----------- ----------- ----------- ----------- ----------- ------------ -----------

    651,082     208,127  12,427,390   5,285,664  12,568,635   7,256,377   17,579,072   9,695,716
    208,127          --   5,285,664          --   7,256,377          --    9,695,716          --
----------- ----------- ----------- ----------- ----------- ----------- ------------ -----------
$   859,209 $   208,127 $17,713,054 $ 5,285,664 $19,825,012 $ 7,256,377 $ 27,274,788 $ 9,695,716
=========== =========== =========== =========== =========== =========== ============ ===========

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006


                                      Van Kampen UIF        Van Kampen UIF          Van Kampen
                                     Equity and Income     U.S. Real Estate        LIT Comstock
                                        Sub-Account           Sub-Account           Sub-Account
                                   --------------------- --------------------- ---------------------
                                      2007       2006       2007       2006       2007       2006
                                      ----       ----       ----       ----       ----       ----
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)..... $   22,506 $  (3,170) $    8,231 $  (1,769) $  (8,655) $  (1,955)
 Net realized gains (losses)......    120,884      2,705     87,256      9,008     29,239        419
 Change in unrealized gains
   (losses) on investments........  (162,749)     61,519  (552,482)     36,664  (137,201)     27,670
                                   ---------- ---------- ---------- ---------- ---------- ----------
   Net increase (decrease)
     in net assets resulting
     from operations..............   (19,359)     61,054  (456,995)     43,903  (116,617)     26,134
                                   ---------- ---------- ---------- ---------- ---------- ----------
Contract Transactions:
 Purchase payments received
   from contract owners...........  2,996,981  1,404,229  1,603,497    605,414  1,351,537    412,074
 Net transfers (including
   fixed account).................    517,935     78,103    310,350     71,166    168,687     22,732
 Contract charges.................      (711)         --      (370)         --      (276)         --
 Transfers for contract benefits
   and terminations...............  (265,119)    (8,519)   (91,010)      (795)   (10,804)    (3,612)
                                   ---------- ---------- ---------- ---------- ---------- ----------
 Net increase (decrease)
   in net assets resulting from
   contract transactions..........  3,249,086  1,473,813  1,822,467    675,785  1,509,144    431,194
                                   ---------- ---------- ---------- ---------- ---------- ----------
 Net increase (decrease)
   in net assets..................  3,229,727  1,534,867  1,365,472    719,688  1,392,527    457,328
Net Assets:
 Beginning of period..............  1,534,867         --    719,688         --    457,328         --
                                   ---------- ---------- ---------- ---------- ---------- ----------
 End of period.................... $4,764,594 $1,534,867 $2,085,160 $  719,688 $1,849,855 $  457,328
                                   ========== ========== ========== ========== ========== ==========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 16, 2006 to December 31, 2006.
(d)For the period November 12, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

     Van Kampen           Van Kampen LIT            LMPVET                LMPVET
LIT Strategic Growth     Growth and Income     Small-Cap Growth          Investors
     Sub-Account            Sub-Account           Sub-Account           Sub-Account
---------------------  --------------------- --------------------- ---------------------
   2007        2006       2007       2006       2007       2006       2007       2006
   ----        ----       ----       ----       ----       ----       ----       ----
$  (3,722)  $    (876) $  (7,965) $  (2,142) $ (21,583) $  (8,060) $    (159) $    1,117
     8,994         391     34,553      4,558    104,142     50,756     14,825      3,201

    25,783       8,231   (52,514)     29,812      9,072     28,504   (16,293)      6,660
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------

    31,055       7,746   (25,926)     32,228     91,631     71,200    (1,627)     10,978
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------

    91,362     182,678    958,364    456,989    402,211    491,964     36,529    105,752
   (9,573)         184    172,673     16,930     84,332    525,525    206,630     26,130
     (118)          --      (233)         --    (4,164)         --      (555)         --

  (16,410)     (5,488)   (40,087)   (11,701)  (176,988)    (5,325)   (25,768)      (241)
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------


    65,261     177,374  1,090,717    462,218    305,391  1,012,164    216,836    131,641
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------

    96,316     185,120  1,064,791    494,446    397,022  1,083,364    215,209    142,619
   185,120          --    494,446         --  1,083,364         --    142,619         --
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------
$  281,436  $  185,120 $1,559,237 $  494,446 $1,480,386 $1,083,364 $  357,828 $  142,619
==========  ========== ========== ========== ========== ========== ========== ==========

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006


                                             LMPV                   LMPVET                  LMPVET
                                      Capital and Income         Equity Index          Fundamental Value
                                         Sub-Account              Sub-Account             Sub-Account
                                   ------------------------ ----------------------- -----------------------
                                     2007 (a)      2006        2007        2006        2007        2006
                                     --------      ----        ----        ----        ----        ----
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)..... $      2,945 $     8,310 $  (27,897) $    17,484 $   (1,376) $    21,720
 Net realized gains (losses)......       83,781      11,115     352,843      52,356     271,012      79,218
 Change in unrealized gains
   (losses) on investments........     (20,890)      20,890   (279,969)     138,270   (368,105)      46,642
                                   ------------ ----------- ----------- ----------- ----------- -----------
   Net increase (decrease)
     in net assets resulting
     from operations..............       65,836      40,315      44,977     208,110    (98,469)     147,580
                                   ------------ ----------- ----------- ----------- ----------- -----------
Contract Transactions:
 Purchase payments received
   from contract owners...........      684,781     611,619   2,567,004   2,688,106   2,373,384   1,539,428
 Net transfers (including
   fixed account).................  (1,439,387)      70,820      49,318      41,881     901,005     509,988
 Contract charges.................           --          --     (1,383)          --     (5,917)          --
 Transfers for contract benefits
   and terminations...............     (16,477)    (17,507)   (373,918)     (7,342)   (163,946)    (13,885)
                                   ------------ ----------- ----------- ----------- ----------- -----------
 Net increase (decrease)
   in net assets resulting from
   contract transactions..........    (771,083)     664,932   2,241,021   2,722,645   3,104,526   2,035,531
                                   ------------ ----------- ----------- ----------- ----------- -----------
 Net increase (decrease)
   in net assets..................    (705,247)     705,247   2,285,998   2,930,755   3,006,057   2,183,111
Net Assets:
 Beginning of period..............      705,247          --   2,930,755          --   2,183,111          --
                                   ------------ ----------- ----------- ----------- ----------- -----------
 End of period.................... $         -- $   705,247 $ 5,216,753 $ 2,930,755 $ 5,189,168 $ 2,183,111
                                   ============ =========== =========== =========== =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 16, 2006 to December 31, 2006.
(d)For the period November 12, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

        LMPVET                   LMPV                   LMPVET                  LMPVET
     Appreciation          Growth and Income       Aggressive Growth       Large-Cap Growth
      Sub-Account             Sub-Account             Sub-Account             Sub-Account
----------------------- ----------------------- ----------------------- -----------------------
   2007        2006      2007 (a)      2006        2007        2006        2007        2006
   ----        ----      --------      ----        ----        ----        ----        ----
$   (5,288) $     8,589 $     (787) $       614 $ (138,484) $  (32,148) $   (5,161) $     (537)
    479,328      46,801      27,496         164      70,759       6,379      11,168          16

  (270,827)      37,087    (12,785)      12,785    (55,533)     257,767     (5,640)       6,864
----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------


    203,213      92,477      13,924      13,563   (123,258)     231,998         367       6,343
----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------

  2,197,290   1,195,020     244,808     179,419   3,748,537   3,742,780     339,502      69,738

  1,205,873     272,306   (450,743)       3,705   1,734,193   1,504,348       7,437      78,847
    (3,724)          --          --          --    (18,407)          --       (441)          --

  (218,528)     (9,897)     (4,673)         (3)   (301,257)    (43,651)     (3,325)         (9)
----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------


  3,180,911   1,457,429   (210,608)     183,121   5,163,066   5,203,477     343,173     148,576
----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------

  3,384,124   1,549,906   (196,684)     196,684   5,039,808   5,435,475     343,540     154,919
  1,549,906          --     196,684          --   5,435,475          --     154,919          --
----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
$ 4,934,030 $ 1,549,906 $        -- $   196,684 $10,475,283 $ 5,435,475 $   498,459 $   154,919
=========== =========== =========== =========== =========== =========== =========== ===========

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006


                                            LMPV                      LMPVET                   LMPVET
                                       Large-Cap Value           Social Awareness        Capital and Income
                                         Sub-Account                Sub-Account           Sub-Account (1)
                                   -----------------------    ----------------------- ------------------------
                                    2007 (a)         2006        2007        2006         2007        2006
                                    --------         ----        ----        ----         ----        ----
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)..... $     (121)    $       837 $       (2) $       (5) $      1,822 $    18,855
 Net realized gains (losses)......      16,994          2,416       1,671          --    1,101,353      89,228
 Change in unrealized gains
   (losses) on investments........     (9,065)          9,065       (830)         622  (1,035,825)      22,830
                                   -----------    ----------- ----------- ----------- ------------ -----------
   Net increase (decrease)
     in net assets resulting
     from operations..............       7,808         12,318         839         617       67,350     130,913
                                   -----------    ----------- ----------- ----------- ------------ -----------
Contract Transactions:
 Purchase payments received
   from contract owners...........      42,500        119,630       1,000       6,000    1,816,595     500,202
 Net transfers (including
   fixed account).................   (178,370)           (27)       1,620         600    3,094,589   1,524,276
 Contract charges.................          --             --        (30)          --     (13,260)    (18,180)
 Transfers for contract benefits
   and terminations...............     (1,677)        (2,182)        (73)          --    (153,406)          --
                                   -----------    ----------- ----------- ----------- ------------ -----------
 Net increase (decrease)
   in net assets resulting from
   contract transactions..........   (137,547)        117,421       2,517       6,600    4,774,518   2,006,298
                                   -----------    ----------- ----------- ----------- ------------ -----------
 Net increase (decrease)
   in net assets..................   (129,739)        129,739       3,356       7,217    4,843,463   2,137,211
Net Assets:
 Beginning of period..............     129,739             --       7,217          --    2,137,211          --
                                   -----------    ----------- ----------- ----------- ------------ -----------
 End of period.................... $        --    $   129,739 $    10,573 $     7,217 $  6,949,079 $ 2,137,211
                                   ===========    =========== =========== =========== ============ ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 16, 2006 to December 31, 2006.
(d)For the period November 12, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

        LMPVET          LMPVET Multiple Discipline         LMPVET                  LMPVET
        Capital          Sub-Account-Large Cap        Dividend Strategy    Lifestyle Allocation 50%
      Sub-Account          Growth and Value              Sub-Account             Sub-Account
----------------------- -------------------------- ----------------------- -----------------------
   2007        2006      2007 (e)        2006         2007        2006        2007         2006
   ----        ----       --------        ----        ----        ----        ----         ----
$  (12,533) $        17 $     (519)   $       117  $     5,156 $     2,254 $    22,539  $     4,754
     91,656      21,743       (282)         1,410        8,780       2,180      14,108        (169)

   (99,969)      18,482         111         (111)          112       3,908    (36,116)        1,170
----------- -----------  -----------  -----------  ----------- ----------- -----------  -----------


   (20,846)      40,242       (690)         1,416       14,048       8,342         531        5,755
----------- -----------  -----------  -----------  ----------- ----------- -----------  -----------

    780,811     285,495      22,583         6,460      377,738     118,918     641,717      174,286

    356,507     180,660    (51,235)        22,422       78,411      13,724      79,724       25,100
    (2,016)     (3,616)       (264)            70        (293)       (199)        (66)          455

  (108,549)          --       (762)            --     (71,449)          --    (18,814)           --
----------- -----------  -----------  -----------  ----------- ----------- -----------  -----------


  1,026,753     462,539    (29,678)        28,952      384,407     132,443     702,561      199,841
----------- -----------  -----------  -----------  ----------- ----------- -----------  -----------

  1,005,907     502,781    (30,368)        30,368      398,455     140,785     703,092      205,596
    502,781          --      30,368            --      140,785          --     205,596           --
----------- -----------  -----------  -----------  ----------- ----------- -----------  -----------
$ 1,508,688 $   502,781 $        --   $    30,368  $   539,240 $   140,785 $   908,688  $   205,596
=========== ===========  ===========  ===========  =========== =========== ===========  ===========

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Concluded)
                For the years ended December 31, 2007 and 2006


                                             LMPVET                   LMPVET                   LMPVIT
                                     Lifestyle Allocation 70% Lifestyle Allocation 85% Global High Yield Bond
                                           Sub-Account              Sub-Account              Sub-Account
                                     -----------------------  -----------------------  -----------------------
                                        2007         2006        2007         2006        2007        2006
                                        ----         ----        ----         ----        ----        ----
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)....... $     5,964  $        68 $     1,997  $        10 $   227,323 $    61,836
 Net realized gains (losses)........       1,555           --         197           --      14,930      11,009
 Change in unrealized gains (losses)
   on investments...................     (6,409)          233     (2,205)           24   (324,363)    (16,552)
                                     -----------  ----------- -----------  ----------- ----------- -----------
   Net increase (decrease) in net
     assets resulting from
     operations.....................       1,110          301        (11)           34    (82,110)      56,293
                                     -----------  ----------- -----------  ----------- ----------- -----------
Contract Transactions:
 Purchase payments received from
   contract owners..................     254,475        4,815     150,340        1,384   1,905,957     883,128
 Net transfers (including fixed
   account).........................      20,325           10       3,429           --     690,255     327,167
 Contract charges...................        (15)         (18)         (6)            1     (3,440)          --
 Transfers for contract benefits and
   terminations.....................       1,070           --       (208)           --    (74,430)     (1,559)
                                     -----------  ----------- -----------  ----------- ----------- -----------
 Net increase (decrease)
   in net assets resulting from
   contract transactions............     275,855        4,807     153,555        1,385   2,518,342   1,208,736
                                     -----------  ----------- -----------  ----------- ----------- -----------
 Net increase (decrease)
   in net assets....................     276,965        5,108     153,544        1,419   2,436,232   1,265,029
Net Assets:
 Beginning of period................       5,108           --       1,419           --   1,265,029          --
                                     -----------  ----------- -----------  ----------- ----------- -----------
 End of period...................... $   282,073  $     5,108 $   154,963  $     1,419 $ 3,701,261 $ 1,265,029
                                     ===========  =========== ===========  =========== =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 16, 2006 to December 31, 2006.
(d)For the period November 12, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

  The accompanying notes are an integral part of these financial statements.

           LMPVIT                  LMPVIT                   LMPVIT
        Global Equity      Adjustable Rate Income        Money Market
         Sub-Account             Sub-Account              Sub-Account
   ----------------------- ----------------------- -------------------------
      2007        2006        2007        2006         2007         2006
      ----        ----        ----        ----         ----         ----
   $  (15,399) $     1,999 $    19,626 $     4,567 $    213,274 $     49,762
        88,546      26,198        (51)           7           --           --

      (41,202)      54,649    (25,345)     (3,506)           --           --
   ----------- ----------- ----------- ----------- ------------ ------------


        31,945      82,846     (5,770)       1,068      213,274       49,762
   ----------- ----------- ----------- ----------- ------------ ------------

       275,350     910,794      72,590      93,910   14,698,236    6,193,137

       389,227      67,283     326,246      22,447  (9,680,504)  (1,638,637)
       (5,531)     (3,798)       (696)        (68)      (1,483)    (183,733)

      (45,863)          --     (1,132)          --    (459,270)           --
   ----------- ----------- ----------- ----------- ------------ ------------


       613,183     974,279     397,008     116,289    4,556,979    4,370,767
   ----------- ----------- ----------- ----------- ------------ ------------

       645,128   1,057,125     391,238     117,357    4,770,253    4,420,529
     1,057,125          --     117,357          --    4,420,529           --
   ----------- ----------- ----------- ----------- ------------ ------------
   $ 1,702,253 $ 1,057,125 $   508,595 $   117,357 $  9,190,782 $  4,420,529
   =========== =========== =========== =========== ============ ============

  The accompanying notes are an integral part of these financial statements.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                       NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

First MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of First MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on December 31, 1992 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

Met Investors Series Trust ("MIST")
Russell Investment Funds ("Russell")
AIM Variable Insurance Funds ("AIM V.I.")
AllianceBernstein Variable Products Series Fund, Inc ("AllianceBernstein") Putnam Variable Trust ("Putnam VT")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Fidelity Variable Insurance Products ("Fidelity VIP")
Metropolitan Series Fund, Inc. ("MSF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer VCT")
American Funds Insurance Series ("American Funds")
The Universal Institutional Funds, Inc. ("Van Kampen UIF")
Van Kampen Life Investment Trust ("Van Kampen LIT")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Oppenheimer Variable Account Funds ("Oppenheimer")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts were available for investment as of December 31, 2007:

MIST Lord Abbett Growth and Income Sub-Account**
MIST Lord Abbett Bond Debenture Sub-Account**
MIST Lord Abbett Mid-Cap Value Sub-Account**
MIST Oppenheimer Capital Appreciation Sub-Account**
MIST Legg Mason Partners Aggressive Growth Sub-Account**
MIST Van Kampen Mid-Cap Growth Sub-Account
MIST PIMCO Total Return Sub-Account**
MIST RCM Technology Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account**
MIST MFS Research International Sub-Account*
MIST Lazard Mid-Cap Sub-Account**
MIST Met/AIM Small-Cap Growth Sub-Account**
MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small-Cap Value Sub-Account**
MIST PIMCO Inflation Protected Bond Sub-Account

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

1. ORGANIZATION -- (Continued)

MIST Neuberger Berman Real Estate Sub-Account**
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid-Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Cyclical Growth ETF Sub-Account
MIST Cyclical Growth & Income ETF Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account**
MIST BlackRock High Yield Sub-Account
MIST Janus Forty Sub-Account
MIST MFS Value Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST Dreman Small Cap Value Sub-Account
MIST BlackRock Large-Cap Core Sub-Account
MIST Strategic Growth and Income Sub-Account
MIST Strategic Conservative Growth Sub-Account
MIST Strategic Growth Sub-Account
MIST Rainier Large Cap Equity Sub-Account
Russell Multi-Style Equity Sub-Account
Russell Aggressive Equity Sub-Account
Russell Non-U.S. Sub-Account
Russell Core Bond Sub-Account
Russell Real Estate Securities Sub-Account
AIM V.I. International Growth Sub-Account
AIM V.I. Global Real Estate Sub-Account*
AllianceBernstein Large-Cap Growth Sub-Account
Putnam VT Growth & Income Sub-Account
Putnam VT Equity Income Sub-Account
Putnam VT Vista Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Developing Markets Securities Sub-Account
FTVIPT Templeton Growth Securities Sub-Account
FTVIPT Templeton Global Income Securities Sub-Account
FTVIPT Franklin Mutual Shares Securities Sub-Account
FTVIPT Franklin Income Securities Sub-Account
FTVIPT Franklin Small Cap Value Securities Sub-Account*
Fidelity VIP Equity-Income Sub-Account
Fidelity VIP Mid-Cap Sub-Account
Fidelity VIP Contrafund Sub-Account
MSF MetLife Stock Index Sub-Account

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

1. ORGANIZATION -- (Continued)

MSF FI International Stock Sub-Account
MSF BlackRock Bond Income Sub-Account**
MSF BlackRock Money Market Sub-Account**
MSF Davis Venture Value Sub-Account
MSF Harris Oakmark Focused Value Sub-Account
MSF Jennison Growth Sub-Account
MSF MFS Total Return Sub-Account
MSF Capital Guardian U.S. Equity Sub-Account
MSF Western Asset Management Strategic Bond Opportunities Sub-Account MSF Western Asset Management U.S. Government Sub-Account
MSF T. Rowe Price Small-Cap Growth Sub-Account
MSF T. Rowe Price Large-Cap Growth Sub-Account
MSF Franklin Templeton Small-Cap Growth Sub-Account
MSF BlackRock Strategic Value Sub-Account
MSF Oppenheimer Global Equity Sub-Account
MSF FI Large Cap Sub-Account
MSF FI Value Leaders Sub-Account
MSF MetLife Aggressive Allocation Sub-Account
MSF MetLife Conservative Allocation Sub-Account
MSF MetLife Conservative to Moderate Allocation Sub-Account
MSF MetLife Moderate Allocation Sub-Account
MSF MetLife Moderate to Aggressive Allocation Sub-Account
PIMCO VIT High Yield Sub-Account
PIMCO VIT StocksPLUS Growth and Income Sub-Account*
PIMCO VIT Low Duration Sub-Account
Pioneer VCT Mid-Cap Value Sub-Account
American Funds Bond Sub-Account*
American Funds Global Growth Sub-Account
American Funds Growth-Income Sub-Account
American Funds Growth Sub-Account
American Funds Global Small Capitalization Sub-Account*
Van Kampen UIF Equity and Income Sub-Account
Van Kampen UIF U.S. Mid Cap Value Sub-Account*
Van Kampen UIF U.S. Real Estate Sub-Account
Van Kampen LIT Comstock Sub-Account
Van Kampen LIT Strategic Growth Sub-Account
Van Kampen LIT Growth and Income Sub-Account
LMPVET Small-Cap Growth Sub-Account
LMPVET Investors Sub-Account
LMPVET Equity Index Sub-Account
LMPVET Fundamental Value Sub-Account
LMPVET Appreciation Sub-Account
LMPVET Aggressive Growth Sub-Account
LMPVET Large-Cap Growth Sub-Account
LMPVET Social Awareness Sub-Account
LMPVET Capital and Income Sub-Account
LMPVET Capital Sub-Account
LMPVET Dividend Strategy Sub-Account

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

1. ORGANIZATION -- (Continued)

LMPVET Lifestyle Allocation 50% Sub-Account
LMPVET Lifestyle Allocation 70% Sub-Account
LMPVET Lifestyle Allocation 85% Growth Sub-Account
LMPVIT Global High Yield Bond Sub-Account
LMPVIT Global Equity Sub-Account
LMPVIT Adjustable Rate Income Sub-Account
LMPVIT Money Market Sub-Account
Oppenheimer Main Street Small Cap Sub-Account*

* This Sub-Account had no assets as of December 31, 2007.
**This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

The following Sub-Accounts ceased operations during the year ended December 31, 2007:

MIST Met/Putnam Capital Opportunities Sub-Account
MIST Lord Abbett America's Value Sub-Account
MIST Pioneer Mid-Cap Value Sub-Account
LMPV Capital and Income Sub-Account
LMPV Growth and Income Sub-Account
LMPVET Multiple Discipline Sub-Account-Large Cap Growth and Value
AIM V.I. Capital Appreciation Sub-Account
DWS Small Cap Growth Sub-Account
LMPV Large Cap Value Sub-Account
LMPV Premier Selections All Cap Growth Sub-Account
MSF MFS Investors Trust Sub-Account
Putnam VT Small Cap Value Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2007:

Name Changes:

Old Name                               New Name
--------                               --------
Legg Mason Partners Variable Multiple  Legg Mason Partners Variable Capital
  Discipline Portfolio--Balanced All     and Income Portfolio
  Cap Growth and Value
Legg Mason Partners Variable           Legg Mason Partners Variable
  Lifestyle Balanced Portfolio           Lifestyle Allocation 50%
Legg Mason Partners Variable           Legg Mason Partners Variable
  Lifestyle High Growth Portfolio        Lifestyle Allocation 85%
Legg Mason Partners Variable           Legg Mason Partners Variable
  Lifestyle Growth Portfolio             Lifestyle Allocation 70%
Legg Mason Partners Variable Social    Legg Mason Partners Variable Social
  Awareness Stock Portfolio              Awareness Portfolio
Legg Mason Partners Variable Multiple  Legg Mason Partners Variable Capital
  Discipline Portfolio--Balanced All     and Income Portfolio
  Cap Growth and Value

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

1. ORGANIZATION -- (Concluded)

Name Changes:

Old Name                               New Name
--------                               --------
Janus Capital Appreciation Portfolio   Janus Forty Portfolio
RCM Global Technology Portfolio        RCM Technology Portfolio
Legg Mason Aggressive Growth Portfolio Legg Mason Partners Aggressive Growth
                                         Portfolio
Legg Mason Partners Variable Multiple  Legg Mason Partners Variable Capital
  Discipline Portfolio--All Cap          Portfolio
  Growth and Value
Legg Mason Partners Variable Multiple  Legg Mason Partners Variable Global
  Discipline Portfolio--Global All       Equity Portfolio
  Cap Growth and Value

Mergers:

Old Name                               New Name
--------                               --------
Legg Mason Partners Variable Capital   Legg Mason Partners Variable Multiple
  and Income Portfolio                   Discipline Portfolio--Balanced All
                                         Cap Growth and Value
Legg Mason Partners Variable Large     Legg Mason Partners Variable
  Cap Value Portfolio                    Investors Portfolio
Legg Mason Partners Variable Growth    Legg Mason Partners Variable Capital
  and Income Portfolio                   Appreciation Portfolio
Legg Mason Partners Variable Premier   Legg Mason Partners Variable
  Selections All Cap Growth Portfolio    Aggressive Growth Portfolio
Lord Abbett America's Value Portfolio  Lord Abbett Bond Debenture Portfolio
Pioneer Mid-Cap Value Portfolio        Lazard Mid-Cap Portfolio
Met/Putnam Capital Opportunities       Lazard Mid-Cap Portfolio
  Portfolio
Legg Mason Partners Variable Multiple  Legg Mason Partners Variable
  Discipline Portfolio--Large Cap        Appreciation Portfolio
  Growth and Value

Substitutions:

Old Name                               New Name
--------                               --------
AIM V.I. Capital Appreciation Fund     Met/AIM Capital Appreciation Portfolio
Putnam VT Small Cap Value Fund         Third Avenue Small Cap Value Portfolio
MFS Investors Trust Series             Capital Guardian U.S. Equity Portfolio
DWS Small Cap Growth VIP               T. Rowe Price Small Cap Growth
                                         Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series or fund, which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES -- (Continued)


Valuation of Investments

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

Purchase Payments

Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

Net Transfers

The contract owner has the opportunity to transfer funds between Sub-Accounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

Adoption of New Accounting Pronouncement

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes--An Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES -- (Concluded)

recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

Future Adoption of New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

   Mortality and Expense Risk--The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

   Administrative--The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

   Optional Death Benefit Rider--For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

   Guaranteed Minimum Accumulation Benefit--For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

   The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

             Mortality and Expense Risk              0.50% - 1.60%
             -----------------------------------------------------
             Administrative                          0.15% - 0.25%
             -----------------------------------------------------
             Optional Death Benefit Rider            0.15% - 0.20%
             -----------------------------------------------------
             Guaranteed Minimum Accumulation Benefit         1.50%

   The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis through for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

3. EXPENSES AND RELATED PARTY TRANSACTIONS -- (Continued)

year or, if less, 2% of the amount transferred, from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For those contract owners who choose optional living benefit riders, these charges range from .25% to .75% of your account value and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series, or funds in the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

4. STATEMENT OF INVESTMENTS

                                                                            For the year ended
                                               As of December 31, 2007      December 31, 2007
                                               ----------------------  ----------------------------
                                                                          Cost of       Proceeds
                                                 Shares     Cost ($)   Purchases ($) from Sales ($)
                                               ----------  ----------- ------------- --------------
 MIST Lord Abbett Growth and Income
   Sub-Account................................  1,688,703   44,853,932   10,672,258     2,779,672
 MIST Lord Abbett Bond Debenture Sub-Account..  2,113,291   25,933,765    6,155,136     2,395,134
 MIST Lord Abbett Mid-Cap Value Sub-Account...    356,878    7,515,205    4,142,660       968,042
 MIST Met/Putnam Capital Opportunities
   Sub-Account (a)............................         --           --      194,692       662,200
 MIST Oppenheimer Capital Appreciation
   Sub-Account................................  2,502,086   21,354,193    4,602,167     3,610,582
 MIST Legg Mason Partners Aggressive Growth
   Sub-Account................................  1,677,895   12,574,491    3,628,427     1,809,027
 MIST Van Kampen Mid-Cap Growth
   Sub-Account................................    186,113    2,016,671    1,686,985        59,262
 MIST PIMCO Total Return Sub-Account..........  3,625,966   42,048,744   16,788,152     2,868,122
 MIST RCM Global Technology Sub-Account.......    834,275    4,169,632    1,562,606       614,654
 MIST T. Rowe Price Mid-Cap Growth
   Sub-Account................................  2,008,328   16,231,782    4,488,162     2,008,840
 MIST MFS Research International Sub-Account..  2,537,442   32,790,750   14,687,733     1,856,861
 MIST Lazard Mid-Cap Sub-Account..............    873,325   11,709,544    6,787,535     2,367,956
 MIST Met/AIM Small-Cap Growth Sub-Account....  1,031,946   13,217,765    3,263,602     2,198,486
 MIST Harris Oakmark International Sub-Account  2,532,553   40,922,414   15,166,392     4,683,699
 MIST Third Avenue Small-Cap Value
   Sub-Account................................  1,879,450   28,871,076    8,311,512     3,587,970
 MIST PIMCO Inflation Protected Bond
   Sub-Account................................  2,646,828   27,940,643    6,367,086     3,450,144
 MIST Lord Abbett America's Value (a).........         --           --       14,952       159,315
 MIST Neuberger Berman Real Estate
   Sub-Account................................    993,825   15,027,412    7,201,862     1,928,229
 MIST Turner Mid Cap Growth Sub-Account.......    548,484    6,764,403    2,608,758     1,011,565
 MIST Goldman Sachs Mid-Cap Value
   Sub-Account................................  1,477,627   19,922,151    7,990,674     2,676,063
 MIST MetLife Defensive Strategy Sub-Account..  4,759,877   51,234,159   25,497,950    15,627,025
 MIST MetLife Moderate Strategy Sub-Account... 11,612,476  127,876,146   47,290,666    11,448,536
 MIST MetLife Balanced Strategy Sub-Account... 26,149,889  296,285,501   99,524,106    12,084,668
 MIST MetLife Growth Strategy Sub-Account..... 30,600,143  363,274,716  139,214,180    23,490,152
 MIST MetLife Aggressive Strategy Sub-Account.  5,932,581   72,887,146   31,535,284     5,865,713
 MIST Cyclical Growth ETF Sub-Account.........    163,574    1,790,559      559,372        41,681
 MIST Cyclical Growth & Income ETF
   Sub-Account................................    139,642    1,547,113      525,902        22,962
 MIST Van Kampen Comstock Sub-Account.........  1,077,309   12,544,898    8,635,564     1,422,772
 MIST Legg Mason Value Equity Sub-Account.....    779,803    8,396,081    3,657,885       946,331
 MIST MFS Emerging Markets Equity
   Sub-Account................................    635,542    7,716,434    6,714,184       656,838
 MIST Loomis Sayles Global Markets
   Sub-Account................................    686,044    8,201,205    7,311,168       624,742

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

4. STATEMENT OF INVESTMENTS -- (Continued)

                                                                              For the year ended
                                                 As of December 31, 2007      December 31, 2007
                                                 ----------------------- ----------------------------
                                                                            Cost of       Proceeds
                                                  Shares      Cost ($)   Purchases ($) from Sales ($)
                                                  ---------  ----------  ------------- --------------
 MIST Met/AIM Capital Appreciation Sub-Account..    33,036      385,667      238,589        164,810
 MIST BlackRock High Yield Sub-Account..........   117,318      971,939      918,930         10,089
 MIST Janus Forty Sub-Account...................    17,547    1,311,195    1,392,766        204,595
 MIST MFS Value Sub-Account.....................   126,955    1,893,525    1,697,118        214,368
 MIST Pioneer Fund Sub-Account..................    47,263      696,961      484,578         37,850
 MIST Pioneer Mid-Cap Value Sub-Account (a).....        --           --      313,388      1,011,138
 MIST Pioneer Strategic Income Sub-Account......   759,784    7,343,469    4,223,483        551,094
 MIST Dreman Small Cap Value Sub-Account........   241,183    3,334,388    2,811,477        273,742
 MIST BlackRock Large-Cap Core Sub-Account......    38,485      425,552      481,035        191,938
 MIST Strategic Growth and Income Sub-Account...    58,268      624,360      458,009        416,929
 MIST Strategic Conservative Growth Sub-Account.   163,840    1,699,641      470,808         41,119
 MIST Strategic Growth Sub-Account..............   118,531    1,287,245      564,455         29,018
 MIST Rainier Large Cap Equity Sub-Account (b)..    42,108      411,735      412,378            668
 Russell Multi-Style Equity Sub-Account.........    11,981      142,685        9,785         40,935
 Russell Aggressive Equity Subaccount...........     2,823       34,740        5,387          7,947
 Russell Non-U.S. Sub-Account...................     2,312       24,507        8,616         24,550
 Russell Core Bond Sub-Account..................    27,209      279,167       16,681         31,833
 Russell Real Estate Securities Sub-Account.....     4,402       59,388       11,905         12,386
 AIM V.I. International Growth Sub-Account......    12,131      357,530      245,055         24,938
 AllianceBernstein Large-Cap Growth Sub-Account.     1,610       43,751       41,200          1,471
 Putnam VT Growth & Income Sub-Account..........     6,672      166,730       45,418         58,181
 Putnam VT Equity Income Sub-Account............     5,460       78,499       29,747         26,008
 Putnam VT Vista Sub-Account....................    15,978      246,244       25,724        229,771
 FTVIPT Templeton Foreign Securities Sub-Account   802,267   14,807,883    9,369,675        795,355
 FTVIPT Templeton Developing Markets Securities
   Sub-Account..................................   650,383    8,831,386    5,482,156        956,472
 FTVIPT Templeton Growth Securities Sub-Account.    63,044    1,000,215      819,524         41,491
 FTVIPT Franklin Mutual Shares Securities
   Sub-Account..................................   108,851    2,247,985    1,801,855        126,637
 FTVIPT Franklin Income Securities Sub-Account..   967,593   16,809,725   12,587,856        381,978
 Fidelity VIP Equity-Income Sub-Account.........     2,434       58,762        5,835          1,364
 Fidelity VIP Mid-Cap Sub-Account...............    35,865    1,229,548    1,004,667        128,391
 Fidelity VIP Contrafund Sub-Account............   542,547   17,051,639   10,742,858        599,780
 MSF MetLife Stock Index Subaccount.............   564,261   18,913,986    6,573,253      2,972,732
 MSF FI International Stock Sub-Account.........    39,456      532,300      210,448         99,664
 MSF BlackRock Bond Income Sub-Account..........    38,049    4,093,806    3,494,778        164,764
 MSF BlackRock Money Market Sub-Account.........   266,714   26,671,242   56,677,205     51,483,387
 MSF Davis Venture Value Sub-Account............ 1,658,302   49,205,196   11,031,428      3,385,959
 MSF Harris Oakmark Focused Value Sub-Account...    81,773   19,448,144    5,353,209      2,616,258
 MSF Jennison Growth Sub-Account................ 1,526,965   17,337,547    4,767,095      1,821,909
 MSF MFS Total Return Sub-Account...............    55,359    8,421,715    5,238,455        295,404
 MSF Capital Guardian U.S. Equity Sub-Account...    61,353      762,750       88,207         54,701

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

4. STATEMENT OF INVESTMENTS -- (Continued)

                                                                              For the year ended
                                                 As of December 31, 2007      December 31, 2007
                                                 ----------------------- ----------------------------
                                                                            Cost of       Proceeds
                                                 Shares      Cost ($)    Purchases ($) from Sales ($)
                                                  -------    ----------  ------------- --------------
 MSF Western Asset Management Strategic Bond
   Opportunities Sub-Account....................   2,266        28,221         2,704        49,865
 MSF Western Asset Management U.S. Government
   Sub-Account.................................. 434,879     5,311,143     4,036,687     1,729,959
 MSF T. Rowe Price Small-Cap Growth Sub-Account.   5,258        66,593         1,243         1,417
 MSF T. Rowe Price Large-Cap Growth Sub-Account.  68,031       972,255       216,133       162,531
 MSF Franklin Templeton Small Cap Growth
   Sub-Account..................................  25,253       265,097        30,079        44,941
 MSF BlackRock Strategic Value Sub-Account......   1,543        26,106         4,866           301
 MSF Oppenheimer Global Equity Sub-Account......  19,232       333,236       297,457        28,443
 MSF FI Large Cap Sub-Account...................  30,785       453,519       333,148        21,057
 MSF FI Value Leaders Sub-Account...............   1,600       312,707       151,791        20,181
 MSF MetLife Aggressive Allocation Sub-Account.. 101,161     1,233,363       810,739        22,815
 MSF MetLife Conservative Allocation Sub-Account  58,850       621,024        48,360        26,870
 MSF MetLife Conservative to Moderate Allocation
   Sub-Account..................................  86,154       981,453       896,530        64,593
 MSF MetLife Moderate Allocation Sub-Account.... 771,717     8,958,984     6,287,428       150,045
 MSF MetLife Moderate to Aggressive Allocation
   Sub-Account.................................. 414,614     4,921,169     2,566,393       131,461
 PIMCO VIT High Yield Sub-Account...............  16,071       131,240        12,991        16,611
 PIMCO VIT Low Duration Sub-Account.............  11,455       117,086         9,625        11,310
 Pioneer VCT Mid Cap Value Sub-Account..........  44,918       926,334       799,033        76,241
 American Funds Global Growth Sub-Account....... 708,529    16,733,129    12,424,257       592,904
 American Funds Growth-Income Sub-Account....... 469,124    19,852,544    13,067,973       123,756
 American Funds Growth Sub-Account.............. 408,797    26,525,935    17,912,845       669,064
 Van Kampen UIF Equity and Income Sub-Account... 323,242     4,865,824     3,666,757       306,400
 Van Kampen UIF U.S. Real Estate Sub-Account....  94,570     2,601,082     2,303,068       345,424
 Van Kampen LIT Comstock Sub-Account............ 134,051     1,959,429     1,628,890       113,052
 Van Kampen LIT Strategic Growth Sub-Account....   8,460       247,608       114,300        52,609
 Van Kampen LIT Growth and Income Sub-Account...  73,173     1,582,012     1,198,324        92,048
 LMPVET Small-Cap Growth Sub-Account............  98,518     1,443,144       626,802       245,061
 LMPVET Investors Sub-Account...................  21,670       367,626       270,895        44,610
 LMPV Capital and Income Sub-Account (a)........      --            --       815,819     1,530,278
 LMPVET Equity Index Sub-Account................ 155,447     5,358,648     3,278,375       825,037
 LMPVET Fundamental Value Sub-Account........... 239,254     5,510,872     3,613,537       265,581
 LMPVET Appreciation Sub-Account................ 187,181     5,168,185     4,360,292       780,393
 LMPV Growth and Income Sub-Account (a).........      --            --       314,846       521,152
 LMPVET Aggressive Growth Sub-Account........... 642,274    10,273,251     5,331,678       247,417
 LMPVET Large-Cap Growth Sub-Account............  30,047       497,554       436,380        98,175
 LMPV Large-Cap Value Sub-Account (a)...........      --            --        44,115       181,830
 LMPVET Social Awareness Sub-Account............     426        10,815         4,403           266
 LMPVET Capital and Income Sub-Account (1)...... 559,561     7,961,531     6,120,955       272,860
 LMPVET Capital Sub-Account.....................  95,749     1,590,495     1,225,202       133,312

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

4. STATEMENT OF INVESTMENTS -- (Concluded)

                                                                               For the year ended
                                                  As of December 31, 2007      December 31, 2007
                                                  ----------------------- ----------------------------
                                                                             Cost of       Proceeds
                                                   Shares     Cost ($)    Purchases ($) from Sales ($)
                                                   ---------   ---------  ------------- --------------
 LMPVET Multiple Discipline Sub-Account-Large Cap
   Growth and Value (c)..........................        --          --       140,937       164,061
 LMPVET Dividend Strategy Sub-Account............    51,533     535,526       500,646       110,890
 LMPVET Lifestyle Allocation 50% Sub-Account.....    73,646     943,744       861,803       129,354
 LMPVET Lifestyle Allocation 70% Sub-Account.....    24,780     288,417       295,723        13,061
 LMPVET Lifestyle Allocation 85% Sub-Account.....    11,484     157,216       161,732         5,950
 LMPVIT Global High Yield Bond Sub-Account.......   409,024   4,042,587     2,891,327       129,065
 LMPVIT Global Equity Sub-Account................    95,539   1,689,066       768,996        90,586
 LMPVIT Adjustable Rate Income Sub-Account.......    53,380     537,557       434,193        17,513
 LMPVIT Money Market Sub-Account................. 9,191,180   9,191,180    10,264,874     5,494,310

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

5. SCHEDULES OF UNITS
  For the years ended December 31, 2007 and 2006

                                MIST Lord Abbett    MIST Lord Abbett        MIST Lord Abbett
                                Growth and Income    Bond Debenture           Mid-Cap Value
                                   Sub-Account         Sub-Account             Sub-Account
                               ------------------- ---------------------- ---------------------
                                 2007      2006      2007        2006        2007       2006
                                 ----      ----       ----        ----       ----       ----
Units beginning of year.......   738,630   613,017 1,228,977   1,161,736      172,728    61,418
Units issued and transferred
  from other funding options..   225,573   213,776   352,597     230,209      132,798   127,150
Units redeemed and transferred
  to other funding options.... (115,363)  (88,163) (199,646)   (162,968)     (48,271)  (15,840)
                               --------- ---------  ---------  ---------  ----------- ---------
Units end of year.............   848,840   738,630 1,381,928   1,228,977      257,255   172,728
                               ========= =========  =========  =========  =========== =========

                                 MIST Van Kampen       MIST PIMCO               MIST RCM
                                 Mid-Cap Growth       Total Return             Technology
                                   Sub-Account         Sub-Account             Sub-Account
                               ------------------- ---------------------- ---------------------
                                 2007      2006      2007        2006        2007       2006
                                 ----      ----       ----        ----       ----       ----
Units beginning of year.......    39,178    23,110 2,293,346   1,506,218      739,279   566,844
Units issued and transferred
  from other funding options..   135,422    18,031 1,605,166   1,036,134      332,312   251,028
Units redeemed and transferred
  to other funding options....   (6,835)   (1,963) (534,317)   (249,006)    (183,434)  (78,593)
                               --------- ---------  ---------  ---------  ----------- ---------
Units end of year.............   167,765    39,178 3,364,195   2,293,346      888,157   739,279
                               ========= =========  =========  =========  =========== =========

                                  MIST Met/AIM         MIST Harris          MIST Third Avenue
                                Small-Cap Growth   Oarkmark International    Small-Cap Value
                                   Sub-Account         Sub-Account             Sub-Account
                               ------------------- ---------------------- ---------------------
                                 2007      2006      2007        2006        2007       2006
                                 ----      ----       ----        ----       ----       ----
Units beginning of year.......   890,085   804,060 1,878,405   1,495,693    1,548,781 1,233,981
Units issued and transferred
  from other funding options..   278,576   234,966   839,207     716,089      515,741   479,052
Units redeemed and transferred
  to other funding options.... (211,882) (148,941) (465,937)   (333,377)    (344,920) (164,252)
                               --------- ---------  ---------  ---------  ----------- ---------
Units end of year.............   956,779   890,085 2,251,675   1,878,405    1,719,602 1,548,781
                               ========= =========  =========  =========  =========== =========

                                   MIST Turner     MIST Goldman Sachs         MIST MetLife
                                 Mid-Cap Growth       Mid-Cap Value        Defensive Strategy
                                   Sub-Account         Sub-Account             Sub-Account
                               ------------------- ---------------------- ---------------------
                                 2007      2006      2007        2006        2007       2006
                                 ----      ----       ----        ----       ----       ----
Units beginning of year.......   438,391   335,209 1,060,750     748,084    3,865,426 1,508,431
Units issued and transferred
  from other funding options..   199,839   174,175   544,951     502,040    2,434,458 2,692,618
Units redeemed and transferred
  to other funding options....  (99,592)  (70,993) (294,941)   (189,374)  (1,659,977) (335,623)
                               --------- ---------  ---------  ---------  ----------- ---------
Units end of year.............   538,638   438,391 1,310,760   1,060,750    4,639,907 3,865,426
                               ========= =========  =========  =========  =========== =========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

        MIST Met/Putnam          MIST Oppenheimer         MIST Legg Mason
     Capital Opportunities     Capital Appreciation   Partners Aggressive Growth
          Sub-Account               Sub-Account             Sub-Account
     ------------------------ ----------------------- --------------------------
      2007 (a)       2006        2007        2006        2007          2006
       --------       ----       ----        ----         ----          ----
          23,746       7,503    2,427,342   2,138,330   1,487,231     1,268,613

           8,487      16,730      502,636     541,769     410,576       416,286

        (32,233)       (487)    (511,006)   (252,757)   (295,191)     (197,668)
      -----------  ---------  ----------- -----------  -----------  -----------
              --      23,746    2,418,972   2,427,342   1,602,616     1,487,231
      ===========  =========  =========== ===========  ===========  ===========

      MIST T. Rowe Price             MIST MFS               MIST Lazard
        Mid-Cap Growth        Research International          Mid-Cap
          Sub-Account               Sub-Account             Sub-Account
     ------------------------ ----------------------- --------------------------
        2007         2006        2007        2006        2007          2006
         ----         ----       ----        ----         ----          ----
       1,797,997   1,308,056    1,526,158   1,127,580     458,517       444,232

         608,212     760,907      862,898     660,867     413,488        88,227

       (391,730)   (270,966)    (334,127)   (262,289)   (187,174)      (73,942)
      -----------  ---------  ----------- -----------  -----------  -----------
       2,014,479   1,797,997    2,054,929   1,526,158     684,831       458,517
      ===========  =========  =========== ===========  ===========  ===========

          MIST PIMCO             MIST Lord Abbett      MIST Neuberger Berman
     Inflation Protected Bond     America's Value           Real Estate
          Sub-Account               Sub-Account             Sub-Account
     ------------------------ ----------------------- --------------------------
        2007         2006      2007 (a)      2006        2007          2006
         ----         ----     --------      ----         ----          ----
       2,171,062   2,063,635        8,887       7,280     625,172       425,688

         772,267     527,032          163       1,915     446,411       300,239

       (524,950)   (419,605)      (9,050)       (308)   (210,471)     (100,755)
      -----------  ---------  ----------- -----------  -----------  -----------
       2,418,379   2,171,062           --       8,887     861,112       625,172
      ===========  =========  =========== ===========  ===========  ===========

         MIST MetLife              MIST MetLife            MIST MetLife
       Moderate Strategy         Balanced Strategy        Growth Strategy
          Sub-Account               Sub-Account             Sub-Account
     ------------------------ ----------------------- --------------------------
        2007         2006        2007        2006        2007          2006
         ----         ----       ----        ----         ----          ----
       8,561,073   4,506,020   19,173,566  11,206,666  22,007,855    12,697,225

       4,483,289   4,938,235    9,119,027  10,316,085  11,676,647    10,366,735

     (1,773,757)   (883,182)  (2,808,136) (2,349,185) (3,637,962)   (1,056,105)
      -----------  ---------  ----------- -----------  -----------  -----------
      11,270,605   8,561,073   25,484,457  19,173,566  30,046,540    22,007,855
      ===========  =========  =========== ===========  ===========  ===========

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

5. SCHEDULES OF UNITS -- (Continued)
  For the years ended December 31, 2007 and 2006

                                                                             MIST Cyclical
                               MIST MetLife Aggressive MIST Cyclical Growth Growth & Income ETF
                               Strategy Sub-Account     ETF Sub-Account       Sub-Account
                               ----------------------- -------------------- -------------------
                                 2007        2006        2007       2006      2007      2006
                                  ----        ----        ----      ----       ----      ----
Units beginning of year....... 4,032,224   1,961,998    120,406     11,292    96,081        --
Units issued and transferred
  from other funding options.. 2,249,799   2,366,420     47,235    109,281    45,745    96,083
Units redeemed and transferred
  to other funding options.... (594,223)   (296,194)    (1,859)      (167)     (302)       (2)
                                ---------   ---------   --------  --------   --------  -------
Units end of year............. 5,687,800   4,032,224    165,782    120,406   141,525    96,081
                                =========   =========   ========  ========   ========  =======

                               MIST Loomis Sayles        MIST Met/AIM        MIST BlackRock
                                 Global Markets        Capital Appreciation    High Yield
                                   Sub-Account            Sub-Account         Sub-Account
                               ----------------------- -------------------- -------------------
                                 2007        2006        2007       2006      2007      2006
                                  ----        ----        ----      ----       ----      ----
Units beginning of year.......   144,971          --     25,748     10,598     4,049        --
Units issued and transferred
  from other funding options..   633,786     152,970     66,025     16,640    54,780     4,049
Units redeemed and transferred
  to other funding options....  (79,605)     (7,999)   (16,241)    (1,490)     (551)        --
                                ---------   ---------   --------  --------   --------  -------
Units end of year.............   699,151     144,971     75,532     25,748    58,278     4,049
                                =========   =========   ========  ========   ========  =======

                                  MIST Pioneer           MIST Pioneer         MIST Dreman
                                  Mid-Cap Value        Strategic Income     Small Cap Value
                                   Sub-Account            Sub-Account         Sub-Account
                               ----------------------- -------------------- -------------------
                               2007 (a)      2006        2007       2006      2007      2006
                                --------      ----        ----      ----       ----      ----
Units beginning of year.......    62,109          --    194,292         --    60,240        --
Units issued and transferred
  from other funding options..    14,912      62,325    246,842    205,832   209,847    63,122
Units redeemed and transferred
  to other funding options....  (77,021)       (216)   (50,287)   (11,540)  (24,559)   (2,882)
                                ---------   ---------   --------  --------   --------  -------
Units end of year.............        --      62,109    390,847    194,292   245,528    60,240
                                =========   =========   ========  ========   ========  =======

                                 MIST Strategic      MIST Rainier      Russell
                                     Growth        Large Cap Equity Multi-Style Equity
                                   Sub-Account       Sub-Account     Sub-Account
                               ------------------- ---------------- ------------------
                                 2007      2006        2007 (b)      2007      2006
                                 ----      ----        --------       ----      ----
Units beginning of year.......    72,449        --          --       22,268   22,238
Units issued and transferred
  from other funding options..    43,595    72,449      42,237           --       49
Units redeemed and transferred
  to other funding options....   (1,480)        --        (61)      (3,821)     (19)
                               --------- ---------      ------       -------   ------
Units end of year.............   114,564    72,449      42,176       18,447   22,268
                               ========= =========      ======       =======   ======

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

             MIST Van Kampen    MIST Legg Mason       MIST MFS
                 Comstock         Value Equity    Emerging Markets Equity
               Sub-Account        Sub-Account        Sub-Account
            ------------------ ------------------ -----------------------
              2007      2006     2007      2006     2007        2006
              ----      ----     ----      ----       ----        ----
              473,672   92,205   538,300    2,896   159,951         --

              748,979  432,246   394,000  590,960   595,434    168,806

            (165,956) (50,779) (139,659) (55,556) (107,766)    (8,855)
            --------- -------- --------- --------  ---------    -------
            1,056,695  473,672   792,641  538,300   647,619    159,951
            ========= ======== ========= ========  =========    =======

                   MIST             MIST MFS            MIST
               Janus Forty           Value          Pioneer Fund
               Sub-Account        Sub-Account        Sub-Account
            ------------------ ------------------ -----------------------
              2007      2006     2007      2006     2007        2006
              ----      ----     ----      ----       ----        ----
                1,236       --    25,279       --    13,904         --

               10,804    1,236   103,583   25,573    24,858     13,918

              (1,773)       --  (14,463)    (294)   (1,939)       (14)
            --------- -------- --------- --------  ---------    -------
               10,267    1,236   114,399   25,279    36,823     13,904
            ========= ======== ========= ========  =========    =======

              MIST BlackRock     MIST Strategic    MIST Strategic
              Large-Cap Core   Growth and Income  Conservative Growth
               Sub-Account        Sub-Account        Sub-Account
            ------------------ ------------------ -----------------------
              2007      2006     2007      2006     2007        2006
              ----      ----     ----      ----       ----        ----
               12,560       --    56,588       --   123,816         --

               40,498   12,575    40,226   56,588    38,686    123,816

             (16,187)     (15)  (40,069)       --   (1,569)         --
            --------- -------- --------- --------  ---------    -------
               36,871   12,560    56,745   56,588   160,933    123,816
            ========= ======== ========= ========  =========    =======

                 Russell            Russell            Russell
            Aggressive Equity       Non-U.S.          Core Bond
               Sub-Account        Sub-Account        Sub-Account
            ------------------ ------------------ -----------------------
              2007      2006     2007      2006     2007        2006
              ----      ----     ----      ----       ----        ----
                3,030    3,032     3,995    4,134    21,347     21,169

                    9       20        --       33       170        212

                (492)     (22)   (1,773)    (172)   (2,043)       (34)
            --------- -------- --------- --------  ---------    -------
                2,547    3,030     2,222    3,995    19,474     21,347
            ========= ======== ========= ========  =========    =======

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

5. SCHEDULES OF UNITS -- (Continued)
  For the years ended December 31, 2007 and 2006

                                        Russell               AIM V.I.         AllianceBernstein
                                  Real Estate Securities International Growth  Large-Cap Growth
                                      Sub-Account            Sub-Account          Sub-Account
                                  ---------------------- -------------------  -------------------
                                    2007        2006       2007       2006      2007      2006
                                     ----        ----      ----       ----      ----      ----
Units beginning of year..........     2,667       2,699      6,542      5,955       119        --
Units issued and transferred
  from other funding options.....        23          --     13,590      4,297     1,196       119
Units redeemed and transferred to
  other funding options..........     (323)        (32)      (955)    (3,710)      (34)        --
                                   ---------  ---------  ---------  --------- --------- ---------
Units end of year................     2,367       2,667     19,177      6,542     1,281       119
                                   =========  =========  =========  ========= ========= =========

                                                          FTVIPT Templeton
                                   FTVIPT Templeton      Developing Markets    FTVIPT Templeton
                                  Foreign Securities         Securities        Growth Securities
                                      Sub-Account            Sub-Account          Sub-Account
                                  ---------------------- -------------------  -------------------
                                    2007        2006       2007       2006      2007      2006
                                     ----        ----      ----       ----      ----      ----
Units beginning of year..........   362,978      24,853    295,586     38,709    11,905        --
Units issued and transferred
  from other funding options.....   416,926     348,929    308,938    277,642    40,339    13,930
Units redeemed and transferred to
  other funding options..........  (68,690)    (10,804)   (92,089)   (20,765)   (2,649)   (2,025)
                                   ---------  ---------  ---------  --------- --------- ---------
Units end of year................   711,214     362,978    512,435    295,586    49,595    11,905
                                   =========  =========  =========  ========= ========= =========

                                     Fidelity VIP           Fidelity VIP          MSF MetLife
                                        Mid-Cap              Contrafund           Stock Index
                                      Sub-Account            Sub-Account          Sub-Account
                                  ---------------------- -------------------  -------------------
                                    2007        2006       2007       2006      2007      2006
                                     ----        ----      ----       ----      ----      ----
Units beginning of year..........    10,070          --    170,987         -- 1,255,895 1,070,187
Units issued and transferred
  from other funding options.....    25,717      10,456    182,173    175,142   521,410   562,765
Units redeemed and transferred to
  other funding options..........   (4,158)       (386)   (22,239)    (4,155) (278,541) (377,057)
                                   ---------  ---------  ---------  --------- --------- ---------
Units end of year................    31,629      10,070    330,921    170,987 1,498,764 1,255,895
                                   =========  =========  =========  ========= ========= =========

                                       MSF Davis         MSF Harris Oakmark      MSF Jennison
                                     Venture Value          Focused Value           Growth
                                      Sub-Account            Sub-Account          Sub-Account
                                  ---------------------- -------------------  -------------------
                                    2007        2006       2007       2006      2007      2006
                                     ----        ----      ----       ----      ----      ----
Units beginning of year.......... 3,498,617   2,751,510  1,040,267    980,663 1,396,542 1,062,311
Units issued and transferred
  from other funding options..... 1,104,524   1,301,514    241,799    249,492   475,578   515,916
Units redeemed and transferred to
  other funding options.......... (546,649)   (554,407)  (208,832)  (189,888) (266,256) (181,685)
                                   ---------  ---------  ---------  --------- --------- ---------
Units end of year................ 4,056,492   3,498,617  1,073,234  1,040,267 1,605,864 1,396,542
                                   =========  =========  =========  ========= ========= =========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

              Putnam VT                Putnam VT               Putnam VT
           Growth & Income           Equity Income               Vista
             Sub-Account              Sub-Account             Sub-Account
          ------------------------ -------------------- -----------------------
            2007         2006        2007       2006       2007        2006
              ----        ----        ----      ----       ----        ----
            14,830       13,684       4,947      3,446       64,173      76,454

               693        1,164       1,349      1,502        3,740       3,543

           (3,964)         (18)     (1,442)        (1)     (31,815)    (15,824)
            --------    --------    --------  --------  ----------- -----------
            11,559       14,830       4,854      4,947       36,098      64,173
            ========    ========    ========  ========  =========== ===========

           FTVIPT Franklin          FTVIPT Franklin          Fidelity VIP
          Mutual Shares Securities Income Securities         Equity-Income
             Sub-Account              Sub-Account             Sub-Account
          ------------------------ -------------------- -----------------------
            2007         2006        2007       2006       2007        2006
              ----        ----        ----      ----       ----        ----
            25,799           --     112,418         --        3,262       3,059
            74,282       35,610     294,637    115,519           --         224
           (7,211)      (9,811)    (26,091)    (3,101)         (21)        (21)
            --------    --------    --------  --------  ----------- -----------
            92,870       25,799     380,964    112,418        3,241       3,262
            ========    ========    ========  ========  =========== ===========

               MSF FI                MSF BlackRock           MSF BlackRock
          International Stock         Bond Income            Money Market
             Sub-Account              Sub-Account             Sub-Account
          ------------------------ -------------------- -----------------------
            2007         2006        2007       2006       2007        2006
              ----        ----        ----      ----       ----        ----
            26,246       21,458      17,516      1,827    2,096,094   1,164,068
             9,278       12,676      80,057     16,847    6,519,951   3,448,323
           (5,022)      (7,888)     (4,428)    (1,158)  (6,091,949) (2,516,297)
            --------    --------    --------  --------  ----------- -----------
            30,502       26,246      93,145     17,516    2,524,096   2,096,094
            ========    ========    ========  ========  =========== ===========

                                                           MSF Western Asset
               MSF MFS             MSF Capital Guardian  Management Strategic
            Total Return              U.S. Equity         Bond Opportunities
             Sub-Account              Sub-Account             Sub-Account
          ------------------------ -------------------- -----------------------
            2007         2006        2007       2006       2007        2006
              ----        ----        ----      ----       ----        ----
            86,321        3,672      60,688     36,422        3,696       3,670
           118,298       92,845       3,070     42,352           38         632
          (10,752)     (10,196)     (3,428)   (18,086)      (2,373)       (606)
            --------    --------    --------  --------  ----------- -----------
           193,867       86,321      60,330     60,688        1,361       3,696
            ========    ========    ========  ========  =========== ===========

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

5. SCHEDULES OF UNITS -- (Continued)
  For the years ended December 31, 2007

                               MSF Western Asset
                                 Management US          MSF T. Rowe Price     MSF T. Rowe Price
                                   Government           Small-Cap Growth      Large-Cap Growth
                                  Sub-Account              Sub-Account           Sub-Account
                               ------------------------ --------------------- ---------------------
                                 2007         2006        2007       2006       2007       2006
                                   ----        ----        ----       ----       ----       ----
Units beginning of year.......   192,698      13,519       5,516      5,989     69,795     28,908
Units issued and transferred
  from other funding options..   261,560     198,067          93        484     14,465     79,685
Units redeemed and transferred
  to other funding options.... (118,440)    (18,888)        (26)      (957)   (10,735)   (38,798)
                                ---------    --------    --------   --------   --------   --------
Units end of year.............   335,818     192,698       5,583      5,516     73,525     69,795
                                =========    ========    ========   ========   ========   ========

                                     MSF FI                  MSF FI              MSF MetLife
                                   Large Cap              Value Leaders       Aggressive Allocation
                                  Sub-Account              Sub-Account           Sub-Account
                               ------------------------ --------------------- ---------------------
                                 2007         2006        2007       2006       2007       2006
                                   ----        ----        ----       ----       ----       ----
Units beginning of year.......     8,734          --       9,168         --     39,044         --
Units issued and transferred
  from other funding options..    18,119       8,735       6,019      9,736     62,866     39,044
Units redeemed and transferred
  to other funding options....     (971)         (1)       (744)      (568)    (1,373)         --
                                ---------    --------    --------   --------   --------   --------
Units end of year.............    25,882       8,734      14,443      9,168    100,537     39,044
                                =========    ========    ========   ========   ========   ========

                               MSF MetLife Moderate         PIMCO VIT             PIMCO VIT
                               to Aggressive Allocation    High Yield           Low Duration
                                  Sub-Account              Sub-Account           Sub-Account
                               ------------------------ --------------------- ---------------------
                                 2007         2006        2007       2006       2007       2006
                                   ----        ----        ----       ----       ----       ----
Units beginning of year.......   218,070          --       9,739      5,517      9,448      8,448
Units issued and transferred
  from other funding options..   210,540     220,098         323      8,991        332      1,954
Units redeemed and transferred
  to other funding options....   (7,511)     (2,028)     (1,085)    (4,769)      (778)      (954)
                                ---------    --------    --------   --------   --------   --------
Units end of year.............   421,099     218,070       8,976      9,739      9,002      9,448
                                =========    ========    ========   ========   ========   ========

                                 American Funds            Van Kampen            Van Kampen
                                     Growth             UIF Equity and Income UIF U.S. Real Estate
                                  Sub-Account              Sub-Account           Sub-Account
                               ------------------------ --------------------- ---------------------
                                 2007         2006        2007       2006       2007       2006
                                   ----        ----        ----       ----       ----       ----
Units beginning of year.......    65,239          --     103,030         --     23,991         --
Units issued and transferred
  from other funding options..   114,883      67,044     238,550    122,894     78,134     27,366
Units redeemed and transferred
  to other funding options....  (13,679)     (1,805)    (27,124)   (19,864)   (16,921)    (3,375)
                                ---------    --------    --------   --------   --------   --------
Units end of year.............   166,443      65,239     314,456    103,030     85,204     23,991
                                =========    ========    ========   ========   ========   ========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

              MSF Franklin Templeton   MSF BlackRock            MSF Oppenheimer
              Small-Cap Growth        Strategic Value            Global Equity
                Sub-Account             Sub-Account               Sub-Account
              ----------------------  ------------------------ -------------------
               2007         2006        2007        2006         2007        2006
                 ----        ----         ----        ----       ----        ----
               26,486       18,768       1,028       1,742        3,382         218
                1,185       20,745         125         151       14,950       3,384
              (3,880)     (13,027)        (15)       (865)      (1,366)       (220)
               -------     --------     --------     -------   --------    --------
               23,791       26,486       1,138       1,028       16,966       3,382
               =======     ========     ========     =======   ========    ========

                MSF MetLife             MSF MetLife               MSF MetLife
              Conservative Allocation Conservative to Moderate Moderate Allocation
                Sub-Account           Allocation Sub-Account      Sub-Account
              ----------------------  ------------------------ -------------------
               2007         2006        2007        2006         2007        2006
                 ----        ----         ----        ----       ----        ----
               55,733           --      13,244          --      251,739          --
                4,499       56,036      77,851      13,244      531,180     276,866
              (1,669)        (303)     (5,000)          --     (13,323)    (25,127)
               -------     --------     --------     -------   --------    --------
               58,563       55,733      86,095      13,244      769,596     251,739
               =======     ========     ========     =======   ========    ========

                  Pioneer              American Funds           American Funds
              VCT Mid-Cap Value        Global Growth             Growth-Income
                Sub-Account             Sub-Account               Sub-Account
              ----------------------  ------------------------ -------------------
               2007         2006        2007        2006         2007        2006
                 ----        ----         ----        ----       ----        ----
                6,585           --     209,756          --       67,192          --
               22,427        6,676     471,133     213,113      118,528      71,319
              (2,709)         (91)    (56,911)     (3,357)      (8,017)     (4,127)
               -------     --------     --------     -------   --------    --------
               26,303        6,585     623,978     209,756      177,704      67,192
               =======     ========     ========     =======   ========    ========

                 Van Kampen              Van Kampen               Van Kampen
                LIT Comstock          LIT Strategic Growth     LIT Growth and Income
                Sub-Account             Sub-Account               Sub-Account
              ----------------------  ------------------------ -------------------
               2007         2006        2007        2006         2007        2006
                 ----        ----         ----        ----       ----        ----
               29,778           --      38,312          --       35,031          --
              103,922       30,927      22,482      39,513       83,385      40,760
              (8,522)      (1,149)    (10,101)     (1,201)      (8,862)     (5,729)
               -------     --------     --------     -------   --------    --------
              125,178       29,778      50,693      38,312      109,554      35,031
               =======     ========     ========     =======   ========    ========

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

5. SCHEDULES OF UNITS -- (Concluded)
  For the years ended December 31, 2007 and 2006

                                       LMPVET                 LMPVET                       LMPV
                                  Small-Cap Growth           Investors              Capital and Income
                                     Sub-Account            Sub-Account                Sub-Account
                                  ---------------------- -------------------------- ----------------------
                                    2007        2006       2007          2006       2007 (a)      2006
                                     ----        ----        ----          ----      --------      ----
Units beginning of year..........   82,352          --      8,665            --        60,594         --
Units issued and transferred from
  other funding options..........   40,115      83,631     14,798         8,668        66,843     71,975
Units redeemed and transferred to
  other funding options.......... (18,255)     (1,279)    (2,349)           (3)     (127,437)   (11,381)
                                   --------    --------    --------      --------    ---------   --------
Units end of year................  104,212      82,352     21,114         8,665            --     60,594
                                   ========    ========    ========      ========    =========   ========

                                        LMPV                  LMPVET                      LMPVET
                                  Growth and Income      Aggressive Growth           Large-Cap Growth
                                     Sub-Account            Sub-Account                Sub-Account
                                  ---------------------- -------------------------- ----------------------
                                  2007 (a)      2006       2007          2006         2007        2006
                                   --------      ----        ----          ----        ----        ----
Units beginning of year..........   19,100          --    402,453            --        11,283         --
Units issued and transferred from
  other funding options..........   31,267      19,325    426,475       435,224        30,299     11,325
Units redeemed and transferred to
  other funding options.......... (50,367)       (225)   (51,924)      (32,771)       (6,711)       (42)
                                   --------    --------    --------      --------    ---------   --------
Units end of year................       --      19,100    777,004       402,453        34,871     11,283
                                   ========    ========    ========      ========    =========   ========

                                       LMPVET            LMPVET Multiple Discipline       LMPVET
                                       Capital           Sub-Account-Large Cap      Dividend Strategy
                                     Sub-Account         Growth and Value              Sub-Account
                                  ---------------------- -------------------------- ----------------------
                                    2007        2006     2007 (c)        2006         2007        2006
                                     ----        ----      --------        ----        ----        ----
Units beginning of year..........   30,227          --      1,896            --        14,850         --
Units issued and transferred from
  other funding options..........   68,592      33,300      8,134         4,041        52,169     18,379
Units redeemed and transferred to
  other funding options..........  (7,961)     (3,073)   (10,030)       (2,145)      (12,508)    (3,529)
                                   --------    --------    --------      --------    ---------   --------
Units end of year................   90,858      30,227         --         1,896        54,511     14,850
                                   ========    ========    ========      ========    =========   ========

                                       LMPVIT                 LMPVIT                      LMPVIT
                                  Global High Yield Bond   Global Equity            Adjustable Rate Income
                                     Sub-Account            Sub-Account                Sub-Account
                                  ---------------------- -------------------------- ----------------------
                                    2007        2006       2007          2006         2007        2006
                                     ----        ----        ----          ----        ----        ----
Units beginning of year..........   77,538          --     59,137            --        11,506         --
Units issued and transferred from
  other funding options..........  168,705      88,893     38,400        59,553        39,864     11,513
Units redeemed and transferred to
  other funding options.......... (16,048)    (11,355)    (5,118)         (416)       (1,382)        (7)
                                   --------    --------    --------      --------    ---------   --------
Units end of year................  230,195      77,538     92,419        59,137        49,988     11,506
                                   ========    ========    ========      ========    =========   ========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period January 1, 2007 to November 9, 2007.
(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

                   LMPVET                 LMPVET                   LMPVET
                Equity Index         Fundamental Value          Appreciation
                 Sub-Account           Sub-Account               Sub-Account
            ------------------------ ------------------------ ------------------------
               2007         2006       2007        2006         2007         2006
                ----         ----        ----        ----         ----        ----
                110,285          --    63,532          --       50,231           --
                104,190     131,202   101,266      73,165      134,752       62,886
               (26,312)    (20,917)  (13,410)     (9,633)     (30,781)     (12,655)
             -----------  ---------    --------     -------     --------    --------
                188,163     110,285   151,388      63,532      154,202       50,231
             ===========  =========    ========     =======     ========    ========

                    LMPV                  LMPVET                   LMPVET
               Large-Cap Value       Social Awareness         Capital and Income
                 Sub-Account           Sub-Account             Sub-Account (1)
            ------------------------ ------------------------ ------------------------
             2007 (a)       2006       2007        2006         2007         2006
              --------       ----        ----        ----         ----        ----
                  5,283          --       260          --      147,857           --
                  1,745       5,407        94         260      363,493      149,280
                (7,028)       (124)       (3)          --     (19,720)      (1,423)
             -----------  ---------    --------     -------     --------    --------
                     --       5,283       351         260      491,630      147,857
             ===========  =========    ========     =======     ========    ========

                   LMPVET                 LMPVET                   LMPVET
            Lifestyle Allocation 50% Lifestyle Allocation 70% Lifestyle Allocation 85%
                 Sub-Account           Sub-Account               Sub-Account
            ------------------------ ------------------------ ------------------------
               2007         2006       2007        2006         2007         2006
                ----         ----        ----        ----         ----        ----
                 13,022          --       351          --           93           --
                 51,851      17,169    19,691         351       10,392           93
                (8,199)     (4,147)     (801)          --        (352)           --
             -----------  ---------    --------     -------     --------    --------
                 56,674      13,022    19,241         351       10,133           93
             ===========  =========    ========     =======     ========    ========

                   LMPVIT
                Money Market
                 Sub-Account
            ------------------------
               2007         2006
                ----         ----
                340,316          --
              1,391,467     757,513
            (1,045,584)   (417,197)
             -----------  ---------
                686,199     340,316
             ===========  =========

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

6. FINANCIAL HIGHLIGHTS


The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                               Unit Value/1/              Investment/2/ Expense Ratio/3/  Total Return/4/
                                                Lowest to        Net         Income        Lowest to        Lowest to
                                     Units     Highest ($)    Assets ($)   Ratio (%)      Highest (%)      Highest (%)
                                   ---------- --------------- ----------- ------------  ---------------  -----------------
  MIST Lord Abbett Growth     2007    848,840   55.87 - 63.24  48,452,860     0.85        0.75 - 1.95          1.71 - 2.94
   and Income Sub-Account     2006    738,630   47.17 - 61.44  41,381,558     1.44        0.75 - 2.30        15.11 - 16.91
                              2005    613,017   40.97 - 52.55  29,674,712     0.83        0.75 - 2.30          1.05 - 2.62
                              2004    686,692   46.90 - 51.21  32,672,292     0.47        0.75 - 1.75        10.47 - 11.51
                              2003    324,168   42.25 - 43.71  13,905,959     2.30        0.85 - 1.95        24.23 - 29.63

  MIST Lord Abbett Bond       2007  1,381,928   18.74 - 20.75  26,501,097     5.06        0.75 - 1.95          4.48 - 5.75
   Debenture Sub-Account      2006  1,228,977   17.79 - 19.63  22,493,452     6.46        0.75 - 1.95          7.05 - 8.33
                              2005  1,161,736   16.75 - 18.12  19,808,005     4.08        0.75 - 1.95        (0.46) - 0.74
                              2004  1,412,729   16.83 - 17.98  24,113,965     3.90        0.75 - 1.95          6.07 - 7.00
                              2003    880,323   15.87 - 15.34  14,115,330    15.10        0.85 - 1.95         9.17 - 18.15

  MIST Lord Abbett Mid-Cap    2007    257,255   26.10 - 29.40   6,954,577     0.64        0.75 - 1.90      (1.30) - (0.16)
   Value Sub-Account          2006    172,728   25.47 - 29.45   4,731,948     0.38        0.75 - 2.30         9.63 - 11.34
                              2005     61,418   23.23 - 26.45   1,551,929     0.53        0.75 - 2.30          5.60 - 7.24
                              2004     50,979   23.34 - 24.66   1,209,894     3.20        0.75 - 1.50        16.43 - 23.09
                              2003     40,042   19.32 - 19.60     775,315     5.88        0.85 - 1.40        24.13 - 24.81

  MIST Met/Putnam Capital     2007         --              --          --     0.10        0.75 - 2.25          8.54 - 8.96
   Opportunities              2006     23,746   16.42 - 20.65     451,561     0.06        0.75 - 2.25        12.08 - 13.77
   Sub-Account (a)            2005      7,503   14.65 - 17.91     133,972     0.28        1.40 - 2.25          7.35 - 8.97
                              2004      8,868   14.57 - 16.50     145,824       --        1.40 - 1.50        16.46 - 16.89
                              2003      8,244   14.02 - 14.22     115,389       --        0.85 - 1.40        26.50 - 27.19

  MIST Oppenheimer Capital    2007  2,418,972    9.95 - 12.72  24,671,347       --        0.75 - 1.95        12.07 - 13.43
   Appreciation Sub-Account   2006  2,427,342    8.88 - 11.27  22,004,158     0.08        0.75 - 1.95          5.54 - 6.81
                              2005  2,138,330    8.41 - 10.60  18,310,436       --        1.40 - 1.95          2.70 - 3.93
                              2004  2,451,425    8.19 - 10.24  20,371,884     8.26        1.40 - 1.95          4.34 - 5.56
                              2003  1,122,087     7.85 - 7.97   8,893,967    41.41        1.30 - 1.95        21.23 - 21.75

  MIST Legg Mason Partners    2007  1,602,616    7.57 - 10.90  12,451,979       --        1.30 - 1.95          0.28 - 1.17
   Aggressive Growth          2006  1,487,231    7.55 - 10.77  11,494,590       --        1.30 - 1.95      (3.63) - (3.00)
   Sub-Account                2005  1,268,613    7.84 - 11.10  10,148,495       --        1.40 - 1.95        11.39 - 12.27
                              2004  1,640,597     7.03 - 9.89  11,745,335       --        1.40 - 1.95          6.34 - 7.04
                              2003    633,579     6.61 - 6.72   4,231,075       --        1.30 - 1.95        21.47 - 22.00

  MIST Van Kampen Mid-Cap     2007    167,765   12.65 - 13.69   2,154,190       --        0.75 - 1.90        21.15 - 22.55
   Growth Sub-Account         2006     39,178   10.20 - 11.17     421,282       --        0.75 - 2.30          5.91 - 7.56
                              2005     23,110    9.63 - 10.38     234,870       --        0.75 - 2.30          2.21 - 3.80
                              2004     23,999    9.72 - 10.00     235,934       --        0.75 - 1.50        10.97 - 11.52
                              2003     18,516     8.80 - 8.93     166,556       --        0.85 - 1.40        33.82 - 34.56

  MIST PIMCO Total Return     2007  3,364,195   12.85 - 13.94  44,128,005     3.02        0.75 - 1.95          5.48 - 6.76
   Sub-Account                2006  2,293,346   11.92 - 13.06  28,489,220     2.31        0.75 - 2.30          2.15 - 3.74
                              2005  1,506,218   11.67 - 12.59  18,206,649       --        0.75 - 2.30        (0.07) - 1.49
                              2004  1,420,766   11.85 - 12.40  17,074,248     8.66        0.75 - 1.95          1.78 - 4.10
                              2003    825,180   11.69 - 11.51   9,599,035    31.51        1.30 - 1.95          0.20 - 0.64

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

6. FINANCIAL HIGHLIGHTS -- (Continued)

                                                Unit Value/1/              Investment/2/ Expense Ratio/3/  Total Return/4/
                                                 Lowest to        Net         Income        Lowest to        Lowest to
                                      Units     Highest ($)    Assets ($)   Ratio (%)      Highest (%)      Highest (%)
                                    ---------- --------------- ----------- ------------  ---------------  -----------------
  MIST RCM Technology          2007    888,157     6.17 - 6.43   5,605,992       --        1.30 - 1.95        28.97 - 29.82
   Sub-Account                 2006    739,279     4.78 - 4.95   3,605,818       --        1.30 - 1.95          3.32 - 3.99
                               2005    566,844     4.63 - 4.76   2,669,094       --        1.95 - 1.30          8.88 - 9.59
                               2004    648,449     4.25 - 4.35   2,796,181     0.13        1.30 - 0.13      (6.17) - (5.55)
                               2003     89,637     4.53 - 4.60     410,903     1.55        1.95 - 1.30        38.66 - 39.26

  MIST T. Rowe Price Mid-Cap   2007  2,014,479     9.41 - 9.95  19,400,219       --        1.30 - 1.95        15.35 - 16.21
   Growth Sub-Account          2006  1,797,997     8.16 - 8.75  14,972,403       --        0.75 - 1.95          4.12 - 5.37
                               2005  1,308,056     7.84 - 8.30  10,429,730       --        0.75 - 1.95        13.28 - 13.77
                               2004  1,047,882     6.97 - 7.22   7,409,353       --        0.85 - 1.95        12.09 - 16.82
                               2003     20,499     6.03 - 6.18   5,002,558       --        0.85 - 1.95        28.24 - 35.48

  MIST MFS Research            2007  2,054,929   17.26 - 25.34  36,338,022     1.18        1.30 - 1.95        11.09 - 56.03
   International Sub-Account   2006  1,526,158   15.21 - 22.61  24,283,531     1.55        0.75 - 2.30        23.69 - 25.62
                               2005  1,127,580   12.30 - 18.06  14,440,322     0.38        1.40 - 2.30        13.78 - 15.55
                               2004  1,150,008   10.97 - 15.68  12,831,690     0.35        1.40 - 1.95        15.31 - 18.06
                               2003    250,325    9.35 - 13.28   2,402,405     3.16        1.40 - 1.95        28.93 - 32.80

  MIST Lazard Mid-Cap          2007    684,831   15.15 - 16.33  10,567,455     0.30        0.75 - 1.95     (15.02) - (3.97)
   Sub-Account                 2006    458,517   15.89 - 16.41   7,414,914     0.30        1.30 - 1.95        12.47 - 13.20
                               2005    444,232   12.14 - 14.50   6,369,460     0.06        1.30 - 1.95          5.98 - 6.67
                               2004    450,243   13.33 - 13.59   6,071,445       --        1.30 - 1.95        12.19 - 12.92
                               2003    255,646   11.88 - 12.03   3,062,287       --        1.30 - 1.95        23.16 - 23.70

  MIST Met/AIM Small-Cap       2007    956,779   15.49 - 16.11  15,138,596       --        1.30 - 1.95          8.91 - 9.63
   Growth Sub-Account          2006    900,910    7.04 - 23.85  12,966,315       --        1.30 - 2.30         4.48 - 12.71
                               2005    814,658    6.79 - 22.78  10,438,697       --        1.30 - 1.95          6.18 - 7.33
                               2004    971,340    6.28 - 20.76  11,687,371       --        1.30 - 1.95          4.37 - 7.00
                               2003    271,829     5.99 - 6.01   3,077,589       --        1.30 - 1.95        27.39 - 33.33

  MIST Harris Oakmark          2007  2,251,675   18.84 - 19.59  43,281,131     0.78        1.30 - 1.95      (3.04) - (2.40)
   International Sub-Account   2006  1,878,405   19.43 - 20.07  37,135,251     2.36        1.30 - 1.95        26.37 - 27.19
                               2005  1,495,693   15.38 - 15.78  23,326,113       --        1.30 - 1.95        12.04 - 12.77
                               2004  1,413,422   13.72 - 13.99  19,624,405       --        1.30 - 1.95        18.19 - 18.96
                               2003    471,982   11.61 - 11.76   5,525,344       --        1.30 - 1.95        32.50 - 34.41

  MIST Third Avenue            2007  1,719,602   16.86 - 22.13  29,469,993     0.96        1.30 - 1.95       (4.90) - 20.44
   Small-Cap Value             2006  1,552,630   17.73 - 26.25  28,024,529     0.43        1.30 - 2.30        15.09 - 11.67
   Sub-Account                 2005  1,233,981   15.49 - 22.72  19,975,250       --        1.30 - 1.95         3.95 - 18.70
                               2004  1,199,890   14.11 - 14.35  17,088,119     0.43        1.30 - 1.95        24.06 - 24.87
                               2003    491,798   11.38 - 11.49   5,627,516     0.42        1.30 - 1.95        35.03 - 35.61

  MIST PIMCO Inflation         2007  2,418,379   11.82 - 12.19  28,956,045     2.09        1.30 - 1.95          8.65 - 9.36
   Protected Bond              2006  2,171,062   10.74 - 11.14  23,865,653     3.67        1.30 - 2.30      (1.89) - (0.91)
   Sub-Account                 2005  2,063,635   10.95 - 11.25  22,975,626       --        1.30 - 2.30        (0.91) - 0.08
                               2004  2,145,251   11.12 - 11.24  23,952,015     7.41        1.30 - 1.95          6.90 - 7.60
                               2003    747,082   10.40 - 10.44   7,781,066       --        1.30 - 1.95          3.98 - 4.43

  Lord Abbett America's        2007         --              --          --     3.45        0.75 - 1.50          6.55 - 6.77
   Value Sub-Account (a)       2006      8,887   16.09 - 16.54     146,276     1.78        0.75 - 1.50        13.05 - 13.90
                               2005      7,280   14.23 - 14.52     105,310       --        0.75 - 1.50          2.41 - 3.17
                               2004      4,394   13.90 - 14.07      61,414     3.45        0.75 - 1.50        12.93 - 13.50
                               2003      2,863   11.99 - 12.04      34,335       --        0.85 - 1.40        19.93 - 20.37

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

6. FINANCIAL HIGHLIGHTS -- (Continued)

                                              Unit Value/1/              Investment/2/ Expense Ratio/3/  Total Return/4/
                                               Lowest to        Net         Income        Lowest to        Lowest to
                                    Units     Highest ($)    Assets ($)   Ratio (%)      Highest (%)      Highest (%)
                                  ---------- --------------- ----------- ------------  ---------------  -----------------
  MIST Neuberger Berman      2007    861,112   15.98 - 28.84  13,923,483     0.88        1.30 - 1.95    (16.66) - (15.99)
   Real Estate Sub-Account   2006    625,172   18.99 - 34.33  12,114,336     0.92        1.30 - 2.30        34.46 - 35.81
                             2005    425,688   14.12 - 25.24   6,110,404       --        1.40 - 2.30        10.72 - 15.05
                             2004    424,738   12.78 - 12.84   5,441,059     7.43        1.30 - 1.95        27.88 - 28.44

  MIST Turner Mid Cap        2007    538,638   15.32 - 15.69   8,336,664       --        1.30 - 1.95        21.74 - 22.54
   Growth Sub-Account        2006    438,391   12.58 - 12.96   5,554,696       --        0.85 - 1.95          4.03 - 5.18
                             2005    335,209   12.09 - 12.32   4,071,802       --        0.85 - 1.95         9.21 - 10.42
                             2004    390,175   11.07 - 11.12   4,328,370       --        1.30 - 1.95        10.76 - 11.24

  MIST Goldman Sachs         2007  1,310,760   15.10 - 15.47  19,992,162     0.47        1.30 - 1.95          1.09 - 1.76
   Mid-Cap Value             2006  1,060,750   14.94 - 15.38  15,950,016       --        0.85 - 1.95        13.46 - 14.71
   Sub-Account               2005    748,084   13.16 - 13.41   9,888,705     0.82        0.85 - 1.95        10.37 - 11.59
                             2004    459,049   11.93 - 11.98   5,485,135     2.19        1.30 - 1.95        19.30 - 19.81

  MIST MetLife Defensive     2007  4,639,907   11.45 - 11.86  53,548,580     2.03        0.85 - 1.95          3.86 - 5.02
   Strategy Sub-Account      2006  3,865,426   11.03 - 12.30  42,850,757     0.01        0.75 - 1.95          6.53 - 7.82
                             2005  1,508,431   10.35 - 10.43  15,665,992     1.30        1.30 - 1.95          2.47 - 3.13
                             2004    271,751   10.10 - 10.11   2,746,772     8.71        1.30 - 1.95          1.64 - 1.71

  MIST MetLife Moderate      2007 11,270,605   11.94 - 12.19 135,865,886     1.95        1.30 - 1.95          4.15 - 4.83
   Strategy Sub-Account      2006  8,561,073   11.47 - 11.77  98,797,273     0.01        0.75 - 1.95          8.11 - 9.41
                             2005  4,506,020   10.61 - 10.69  47,950,957     1.55        1.30 - 1.95          3.77 - 4.45
                             2004  1,014,442   10.22 - 10.23  10,374,709     6.62        1.30 - 1.95          2.13 - 2.20

  MIST MetLife Balanced      2007 25,484,457   12.32 - 12.58 316,936,441     1.63        1.30 - 1.95          2.85 - 3.52
   Strategy Sub-Account      2006 19,173,566   11.98 - 12.30 231,113,806     0.01        0.75 - 1.95         9.82 - 11.14
                             2005 11,206,666   10.91 - 10.99 122,628,863     1.69        1.30 - 1.95          5.06 - 5.74
                             2004  1,510,309   10.39 - 10.40  15,693,253     4.75        1.30 - 1.95          2.84 - 2.91

  MIST MetLife Growth        2007 30,046,540   12.97 - 13.24 393,211,798     1.15        1.30 - 1.95          2.67 - 3.34
   Strategy Sub-Account      2006 22,007,855   12.64 - 12.97 279,686,928     0.01        0.75 - 1.95        11.41 - 12.75
                             2005 12,697,225   11.34 - 11.34 144,440,071     1.31        1.30 - 1.95          7.02 - 7.72
                             2004  3,226,645   10.60 - 10.61  34,204,856     3.00        1.30 - 1.95          3.49 - 3.56

  MIST MetLife Aggressive    2007  5,687,800   13.00 - 13.27  74,631,869     1.20        1.30 - 1.95          0.89 - 1.55
   Strategy Sub-Account      2006  4,032,224   12.89 - 13.23  52,296,693     0.01        0.75 - 1.95        11.46 - 12.80
                             2005  1,961,998   11.56 - 11.65  22,767,192     1.14        1.30 - 1.95          8.25 - 8.96
                             2004    229,952   10.68 - 10.69   2,457,563     1.06        1.30 - 1.95          3.72 - 3.79

  MIST Cyclical Growth ETF   2007    165,782   11.86 - 11.92   1,967,634       --        1.30 - 1.50          4.04 - 4.25
   Sub-Account               2006    120,406   11.40 - 11.43   1,373,423     1.40        1.30 - 1.50        12.16 - 12.38
                             2005     11,292           10.17     114,821       --               1.30          1.66 - 1.71

  MIST Cyclical Growth &     2007    141,525   11.57 - 11.63   1,637,978       --        1.30 - 1.50          3.82 - 4.03
   Income ETF Sub-Account    2006     96,081   11.15 - 11.17   1,071,072     3.97        1.30 - 1.50         10.07 -10.29
                             2005         --           10.13          --       --               1.30          1.28 - 1.33

  MIST Van Kampen Comstock   2007  1,056,695   11.36 - 11.73  12,086,984     1.19        0.75 - 1.95      (4.39) - (3.22)
   Sub-Account               2006    473,672   11.81 - 12.12   5,655,471       --        0.75 - 2.30        13.42 - 15.19
                             2005     92,205   10.41 - 10.52     964,282     2.15        0.75 - 2.30          4.15 - 5.22

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

6. FINANCIAL HIGHLIGHTS -- (Continued)

                                                Unit Value/1/              Investment/2/ Expense Ratio/3/  Total Return/4/
                                                 Lowest to        Net         Income        Lowest to        Lowest to
                                      Units     Highest ($)    Assets ($)   Ratio (%)      Highest (%)      Highest (%)
                                    ---------- --------------- ----------- ------------  ---------------  -----------------
  MIST Legg Mason Value        2007    792,641   10.24 - 10.38   8,163,982       --        1.30 - 1.95      (7.73) - (7.13)
   Equity Sub-Account          2006    538,300   11.05 - 11.25   5,992,306       --        0.75 - 2.30          4.17 - 5.79
                               2005      2,896   10.61 - 10.63      30,758       --        1.30 - 2.30          6.10 - 6.28

  MIST MFS Emerging Markets    2007    647,619   13.99 - 14.14   9,100,647     0.05        1.30 - 1.95        33.97 - 34.85
   Equity Sub-Account          2006    159,951   10.42 - 10.49   1,673,250     1.84        1.30 - 2.25          4.19 - 4.86

  MIST Loomis Sayles Global    2007    699,151   12.92 - 13.06   9,069,241       --        1.30 - 1.95        25.37 - 26.19
   Markets Sub-Account         2006    144,971   10.28 - 10.35   1,496,069     2.14        1.30 - 2.25          2.81 - 3.46

  MIST Met/AIM Capital         2007     75,532    1.63 - 15.81     398,835     0.07        1.40 - 1.90         9.80 - 10.36
   Appreciation Sub-Account    2006     25,748    7.04 - 23.85     287,582     0.49        1.30 - 2.30          4.46 - 5.51
                               2005     10,598    6.79 - 22.78      71,926     0.06        1.30 - 1.40          6.97 - 7.33
                               2004     11,953    6.28 - 20.76      75,584       --        1.40 - 1.50          4.85 - 7.00
                               2003     11,500     5.99 - 6.01      69,167       --               1.40        27.39 - 27.72

  MIST BlackRock High Yield    2007     58,278   16.41 - 16.78     966,595     2.58        1.70 - 1.90          0.75 - 0.96
   Sub-Account                 2006      4,049   15.62 - 16.62      66,125       --        1.70 - 2.30          7.32 - 7.97

  MIST Janus Forty             2007     10,267 137.59 - 149.97   1,470,259     0.07        1.55 - 1.90        28.00 - 28.45
   Sub-Account                 2006      1,236  97.82 - 120.96     141,582       --        1.40 - 2.30          0.74 - 1.65
                               2005         --  97.10 - 119.00          --       --        1.40 - 2.30          6.14 - 6.29

  MIST MFS Value               2007    114,399   16.40 - 17.03   1,909,054       --        1.50 - 1.90          5.60 - 6.03
   Sub-Account                 2006     25,279   15.02 - 16.20     399,200     2.72        1.40 - 2.30        18.58 - 19.65
                               2005         --   12.66 - 13.54          --       --        1.40 - 2.30          2.54 - 2.71

  MIST Pioneer Fund            2007     36,823   19.02 - 20.11     719,501     0.65        1.50 - 1.90          3.02 - 3.43
   Sub-Account                 2006     13,904   17.53 - 21.42     264,384     0.17        0.75 - 2.30        13.30 - 15.06
                               2005         --   15.48 - 17.23          --       --        1.40 - 2.30          3.86 - 4.02

  MIST Pioneer Mid-Cap Value   2007         --              --          --     0.47        0.75 - 2.30        10.28 - 10.41
   Sub-Account (a)             2006     62,109   11.89 - 12.21     745,952     0.38        0.75 - 2.30        10.01 - 11.72
                               2005         --   10.81 - 10.88          --       --        1.40 - 2.30          5.94 - 6.10

  MIST Pioneer Strategic       2007    390,847   19.01 - 20.22   7,612,927     0.60        1.25 - 1.85          3.29 - 5.05
   Income Sub-Account          2006    194,292   17.28 - 20.43   3,596,064     9.32        0.75 - 2.25          3.95 - 5.51
                               2005         --   16.62 - 18.33          --       --        1.40 - 2.25          2.48 - 2.62

  MIST Dreman Small Cap        2007    245,528   13.27 - 13.40   3,272,627       --        1.55 - 1.90      (2.85) - (2.50)
   Value Sub-Account           2006     60,240   13.57 - 13.78     825,404     0.91        1.40 - 2.30        21.42 - 22.51
                               2005         --            9.53          --       --               1.40                 5.59
                               2004      4,840           18.39      88,999     0.87               1.40                24.27
                               2003      4,721           14.80      69,851     1.21               1.40                40.06

  MIST BlackRock Large-Cap     2007     36,871   11.39 - 11.67     425,769     0.89        1.65 - 1.90      (2.86) - (2.72)
   Core Sub-Account            2006     12,560   10.53 - 11.40     139,840       --        1.40 - 2.30        11.66 - 12.66

  MIST Strategic Growth and    2007     56,745   10.69 - 10.72     607,587     2.46        1.30 - 1.50          4.83 - 5.04
   Income Sub-Account          2006     56,588   10.19 - 10.26     577,202     0.09        1.30 - 1.90          1.93 - 2.02

  MIST Strategic Conservative  2007    160,933   10.88 - 10.91   1,753,027     1.68        1.30 - 1.50          6.33 - 6.54
   Growth Sub-Account          2006    123,816   10.23 - 10.33   1,267,372     0.11        1.30 - 1.90          2.30 - 2.38

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

6. FINANCIAL HIGHLIGHTS -- (Continued)

                                                Unit Value/1/             Investment/2/ Expense Ratio/3/  Total Return/4/
                                                 Lowest to        Net        Income        Lowest to        Lowest to
                                        Units   Highest ($)    Assets ($)  Ratio (%)      Highest (%)      Highest (%)
                                       ------- --------------- ---------- ------------  ---------------  -----------------
  MIST Strategic Growth           2007 114,564   11.05 - 11.08 1,266,995      2.24        1.30 - 1.50          7.16 - 7.38
   Sub-Account                    2006  72,449   10.31 - 10.40   747,157      0.13        1.30 - 1.90          3.07 - 3.16

  MIST Rainier Large Cap          2007  42,176     9.98 - 9.99   420,829      0.08        1.30 - 1.80      (0.23) - (0.14)
   Equity Sub-Account (b)

  Russell Multi-Style Equity      2007  18,447           10.16   187,446      1.00               1.40                 8.82
   Sub-Account                    2006  22,268            9.34   207,930      0.95               1.40                11.18
                                  2005  22,238            8.40   186,762      1.07               1.40                 5.78
                                  2004  22,366            7.94   177,572      0.74               1.40                 8.28
                                  2003  22,537            7.33   165,243      0.82               1.40                27.70

  Russell Aggressive Equity       2007   2,547           14.38    36,634      0.35               1.40                 1.97
   Sub-Account                    2006   3,030           14.10    42,724      0.19               1.40                13.20
                                  2005   3,032           12.46    37,769      0.18               1.40                 4.89
                                  2004   3,046           11.88    36,173      3.79               1.40                13.13
                                  2003   3,061           10.50    32,131      4.79               1.40                43.58

  Russell Non-U.S.                2007   2,222           13.71    30,466      2.10               1.40                 8.58
   Sub-Account                    2006   3,995           12.63    50,437      2.46               1.40                21.93
                                  2005   4,134           10.36    42,803      1.58               1.40                12.11
                                  2004   4,247            9.24    39,230      1.95               1.40                16.65
                                  2003   4,500            7.92    35,627      1.66               1.40                36.86

  Russell Core Bond               2007  19,474           14.42   280,763      5.10               1.40                 5.74
   Sub-Account                    2006  21,347           13.63   291,052      4.51               1.40                 2.28
                                  2005  21,169           13.33   282,187      3.57               1.40                 0.60
                                  2004  20,979           13.25   277,989      4.28               1.40                 3.21
                                  2003  21,058           12.84   270,377      4.44               1.40                 4.68

  Russell Real Estate Securities  2007   2,367           28.29    66,975      2.23               1.40              (17.03)
   Sub-Account                    2006   2,667           34.10    90,957      1.96               1.40                33.96
                                  2005   2,699           25.46    68,704      2.11               1.40                11.39
                                  2004   2,711           22.85    61,957      8.49               1.40                33.01
                                  2003   2,766           17.18    47,530     11.19               1.40                35.30

  AIM V.I. International          2007  19,177   12.91 - 30.15   403,640      0.55        1.30 - 1.50        12.70 - 13.08
   Growth Sub-Account             2006   6,542   11.27 - 26.70   156,979      1.15        1.30 - 1.50        25.98 - 26.23
                                  2005   5,955    9.03 - 21.15   103,706      0.96        1.30 - 1.40        15.96 - 16.29
                                  2004   5,177    7.76 - 18.21    40,188      0.65        1.30 - 1.40        17.97 - 22.28
                                  2003   5,404     6.31 - 6.35    34,313      0.86               1.40        26.81 - 27.27

  AllianceBernstein Large-Cap     2007   1,281   36.90 - 37.77    48,133        --        1.50 - 1.65        11.75 - 11.91
   Growth Sub-Account             2006     119   31.84 - 33.74     3,941        --        1.50 - 1.90      (2.54) - (2.15)
                                  2005      --   32.67 - 34.49        --        --        1.50 - 1.90          5.62 - 5.69

  Putnam VT Growth and            2007  11,559   12.30 - 60.63   155,114      1.57        0.75 - 1.50      (7.45) - (6.74)
   Income Sub-Account             2006  14,830   13.24 - 65.01   214,090      1.71        0.75 - 1.50        14.19 - 15.05
                                  2005  13,684   11.56 - 56.51   166,207      1.85        0.75 - 1.40          3.67 - 4.44
                                  2004  10,749   11.11 - 54.11   126,996      1.70        0.75 - 1.40          8.48 - 9.81
                                  2003   9,973   10.11 - 11.30   103,393      2.57        0.85 - 1.40        23.55 - 25.92

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

6. FINANCIAL HIGHLIGHTS -- (Continued)

                                               Unit Value/1/              Investment/2/ Expense Ratio/3/  Total Return/4/
                                                Lowest to        Net         Income        Lowest to        Lowest to
                                     Units     Highest ($)    Assets ($)   Ratio (%)      Highest (%)      Highest (%)
                                   ---------- --------------- ----------- ------------  ---------------  -----------------
  Putnam VT Equity Income     2007      4,854   16.47 - 16.96      81,660     1.48        0.75 - 1.40          1.75 - 2.41
   Sub-Account                2006      4,947   16.11 - 16.56      81,532     1.04        0.75 - 1.50        17.08 - 17.96
                              2005      3,446   13.76 - 14.04      48,196     1.07        0.75 - 1.50          3.94 - 4.72
                              2004      4,758   12.24 - 13.40      63,406     0.12        0.75 - 1.50        10.20 - 10.75
                              2003      4,316   12.06 - 12.08      52,019       --        0.85 - 1.40        20.38 - 20.82

  Putnam VT Vista             2007     36,098            6.89     248,740       --               1.40                 2.62
   Sub-Account                2006     64,173            6.71     430,897       --               1.40                 4.26
                              2005     76,454    6.44 - 15.65     492,386       --        1.30 - 1.40        10.48 - 10.92
                              2004     72,122    5.81 - 11.60     418,750       --               1.40        16.95 - 17.25
                              2003     66,067     4.95 - 9.92     327,172       --               1.40        31.32 - 31.57

  FTVIPT Templeton Foreign    2007    711,214   15.78 - 39.15  16,248,090     1.82        1.30 - 1.90        13.27 - 14.17
   Securities Sub-Account     2006    362,978   13.82 - 37.24   6,779,342     1.10        0.75 - 2.30        18.69 - 20.54
                              2005     24,853   11.52 - 30.90     406,480     1.14        0.75 - 1.40          7.67 - 9.35
                              2004     21,677   10.57 - 25.69     277,223     1.04        1.50 - 1.40        15.10 - 17.52
                              2003     12,422     9.02 - 9.47     113,890     2.85        0.85 - 1.40        30.38 - 31.09

  FTVIPT Templeton            2007    512,435   16.11 - 27.29  10,408,713     2.06        1.30 - 1.90        26.35 - 27.28
   Developing Markets         2006    295,586   12.21 - 21.44   4,837,966     1.10        1.30 - 2.30        25.19 - 26.44
   Securities Sub-Account     2005     38,709    9.76 - 16.93     483,750     1.23        1.40 - 2.30        24.54 - 25.99
                              2004     23,767    8.41 - 13.44     257,141     1.57        1.40 - 1.50        22.78 - 23.09
                              2003      9,089   10.36 - 10.91      96,579     4.92               1.40        50.87 - 51.60

  FTVIPT Templeton Growth     2007     49,595   18.84 - 19.85     973,353     1.32        0.75 - 1.65          0.66 - 1.58
   Securities Sub-Account     2006     11,905   18.41 - 20.01     233,283     0.42        0.75 - 1.90        19.52 - 20.90

  FTVIPT Franklin Mutual      2007     92,870   23.55 - 23.94   2,197,713     1.37        1.50 - 1.65          1.78 - 1.93
   Shares Securities          2006     25,799   22.56 - 23.73     598,870     0.72        1.40 - 1.90        16.16 - 16.74
   Sub-Account

  FTVIPT Franklin Income      2007    380,964   42.48 - 45.39  16,748,914     3.36        1.50 - 1.85          1.84 - 2.20
   Securities Sub-Account     2006    112,418   38.83 - 45.21   4,831,851     1.91        1.40 - 2.25        15.62 - 16.60
                              2005         --   33.28 - 38.78          --       --        1.40 - 2.25          0.82 - 0.96

  Fidelity VIP Equity-Income  2007      3,241   15.74 - 63.05      57,301     1.36        1.40 - 1.50      (0.24) - (0.14)
   Sub-Account                2006      3,262   15.76 - 65.81      57,938     3.01        1.30 - 1.50        18.15 - 18.38
                              2005      3,059   53.50 - 55.59      46,565     1.32        1.30 - 1.50          4.00 - 4.21
                              2004      2,930   12.80 - 51.44      37,502     2.18        1.50 - 1.40          9.05 - 9.68
                              2003         --           11.67          --       --               1.40                28.22

  Fidelity VIP Mid-Cap        2007     31,629   40.27 - 40.82   1,277,778     0.51        1.50 - 1.65        13.44 - 13.61
   Sub-Account                2006     10,070   34.80 - 35.93     359,419       --        1.50 - 1.90        10.29 - 10.73

  Fidelity VIP Contrafund     2007    330,921   44.76 - 46.54  15,082,787     1.02        1.55 - 1.85        15.34 - 15.69
   Sub-Account                2006    170,987   36.99 - 40.96   6,746,573     1.28        1.40 - 2.25         9.11 - 10.04
                              2005         --   37.22 - 33.90          --       --        1.40 - 2.25          4.82 - 4.97

  MSF MetLife Stock Index     2007  1,498,764   13.29 - 13.82  20,352,656     0.77        1.30 - 1.95          2.94 - 3.61
   Sub-Account                2006  1,255,895   12.91 - 13.34  16,505,258     1.59        1.30 - 1.95        12.97 - 13.70
                              2005  1,070,187   11.43 - 11.73  12,415,191     1.26        1.30 - 1.95          2.37 - 3.03
                              2004    885,194   11.17 - 11.39  10,001,094     0.53        1.30 - 1.95          8.14 - 8.85
                              2003    278,373   10.33 - 10.46   2,900,578     4.10        1.30 - 1.95        20.71 - 26.10

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

6. FINANCIAL HIGHLIGHTS -- (Continued)

                                               Unit Value/1/              Investment/2/ Expense Ratio/3/  Total Return/4/
                                                Lowest to        Net         Income        Lowest to        Lowest to
                                     Units     Highest ($)    Assets ($)   Ratio (%)      Highest (%)      Highest (%)
                                   ---------- --------------- ----------- ------------  ---------------  -----------------
  MSF FI International Stock  2007     30,502   19.15 - 21.18     624,430     0.86        1.40 - 1.65          8.26 - 8.53
   Sub-Account                2006     26,246   16.59 - 19.91     498,405     1.25        0.75 - 1.90         14.05 -15.36
                              2005     21,458   14.55 - 17.22     365,393     0.46        0.75 - 1.90        15.38 - 16.71
                              2004     26,584   13.32 - 14.82     390,385     1.18        0.85 - 1.50        14.16 - 16.98
                              2003     27,936   12.62 - 12.67     352,634       --        0.85 - 1.40        26.23 - 26.69

  MSF BlackRock Bond          2007     93,145   43.98 - 56.83   4,221,029     2.07        0.75 - 1.90          4.12 - 5.23
   Income Sub-Account         2006     17,516   38.47 - 54.01     777,311     1.91        0.75 - 2.30          1.90 - 3.36
                              2005      1,827   41.32 - 52.26      83,096     3.04        0.75 - 1.80          0.34 - 1.39
                              2004        380           47.26      17,962       --               1.40                 4.39

  MSF BlackRock Money         2007  2,524,096   10.34 - 10.78  26,671,133     4.74        1.30 - 1.95          2.78 - 3.61
   Market Sub-Account         2006  2,096,094   10.06 - 10.78  21,477,637     4.48        0.75 - 1.95          2.54 - 3.77
                              2005  1,164,088   19.81 - 10.39  11,615,345     2.86        0.75 - 1.95          0.69 - 1.49
                              2004     17,035            9.91     168,867     1.04               1.40               (0.42)
                              2003     17,035            9.96     169,583       --               1.40               (0.45)

  MSF Davis Venture Value     2007  4,056,492   14.49 - 42.65  60,113,279     0.57        0.75 - 1.95          2.40 - 3.65
   Sub-Account                2006  3,498,617   14.15 - 41.15  50,502,310     0.67        0.75 - 1.95        12.20 - 13.55
                              2005  2,751,510   12.61 - 36.24  35,309,808     0.51        0.75 - 1.95          8.02 - 9.32
                              2004  2,872,840   11.68 - 33.15  34,014,012     0.32        0.75 - 1.95          8.13 - 9.97
                              2003    810,758   10.62 - 10.87   8,699,165       --        0.85 - 1.95        25.46 - 29.63

  MSF Harris Oakmark          2007  1,073,234   15.98 - 16.65  17,528,467     0.33        1.30 - 1.95      (8.88) - (8.28)
   Focused Value              2006  1,040,267   17.53 - 18.16  18,595,465     0.09        1.30 - 1.95        10.01 - 10.73
   Sub-Account                2005    980,663   15.94 - 16.40  15,888,971       --        1.30 - 1.95          7.60 - 8.29
                              2004    956,965   14.81 - 15.14  14,368,392     1.06        1.30 - 1.95          7.53 - 8.23
                              2003    515,944   13.78 - 13.99   7,178,434     5.22        1.30 - 1.95        27.32 - 27.88

  MSF Jennison Growth         2007  1,605,864   12.63 - 13.09  20,659,520     0.18        1.30 - 1.95          9.23 - 9.94
   Sub-Account                2006  1,396,542    5.09 - 13.84  16,385,508       --        0.75 - 1.95          0.55 - 1.76
                              2005  1,062,311    5.07 - 11.50  12,356,023       --        1.30 - 1.95        11.35 - 11.52
                              2004  1,231,304   10.33 - 10.50  12,830,144     0.01        1.30 - 1.95          6.83 - 7.53
                              2003    457,207     9.67 - 9.76   4,444,619     0.05        1.30 - 1.95        20.45 - 20.98

  MSF MFS Total Return        2007    193,867   13.21 - 52.56   8,493,936     1.76        0.75 - 1.90          2.20 - 3.34
   Sub-Account                2006     86,321   12.87 - 50.86   3,659,208     3.11        0.75 - 2.30         9.43 - 11.10
                              2005      3,672   39.80 - 45.78      98,175     0.98        0.75 - 1.50          1.32 - 2.08
                              2004      2,306   39.28 - 44.85      33,535     2.94        0.75 - 1.50          8.66 - 9.20
                              2003      1,733   10.50 - 10.60      18,199     7.14        0.85 - 1.40        15.11 - 15.74

  MSF Capital Guardian        2007     60,330   12.54 - 12.94     759,095     0.27        0.95 - 1.50      (1.81) - (1.27)
   U.S. Equity Sub-Account    2006     60,688   12.77 - 13.23     778,138     6.41        0.75 - 1.50          8.20 - 9.02
                              2005     70,792    8.93 - 12.13     825,583     0.01        0.75 - 1.50          3.94 - 6.11
                              2004     81,368    8.48 - 11.59     903,018     0.32        0.75 - 1.50         7.24 - 14.55
                              2003     49,418    9.93 - 10.69     492,612     0.21        0.85 - 1.40        19.84 - 36.28

  MSF Western Asset           2007      1,361   20.87 - 21.15      28,639     4.07        1.40 - 1.50          2.15 - 2.25
   Management Strategic       2006      3,696   20.43 - 22.38      76,321     4.69        0.75 - 1.50          3.27 - 4.04
   Bond Opportunities         2005      3,670   19.78 - 21.51      73,297     2.94        0.75 - 1.50          1.04 - 1.80
   Sub-Account                2004      3,629   19.58 - 19.98      71,700       --        1.30 - 1.50          5.94 - 6.08

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

6. FINANCIAL HIGHLIGHTS -- (Continued)

                                                Unit Value/1/              Investment/2/ Expense Ratio/3/  Total Return/4/
                                                 Lowest to        Net         Income        Lowest to        Lowest to
                                      Units     Highest ($)    Assets ($)   Ratio (%)      Highest (%)      Highest (%)
                                    ---------- --------------- ----------- ------------  ---------------  -----------------
  MSF Western Asset            2007    335,818   15.43 - 16.93   5,410,492     2.37        1.25 - 1.95          2.01 - 2.68
   Management U.S.             2006    192,698   14.50 - 16.38   3,025,855     1.09        1.30 - 2.30          1.56 - 2.58
   Government                  2005     13,519   14.28 - 15.96     210,149       --        1.30 - 2.30        (.70) - (.40)
   Sub-Account

  MSF T. Rowe Price            2007      5,583   15.73 - 15.91      88,747       --        1.40 - 1.50          7.89 - 8.00
   Small-Cap Growth            2006      5,516   14.58 - 15.70      81,191       --        0.75 - 1.50          2.09 - 2.86
   Sub-Account                 2005      5,989   14.29 - 15.26      86,308       --        0.75 - 1.50          9.07 - 9.89
                               2004      7,086   13.10 - 13.20      93,534       --        1.40 - 1.50          6.54 - 6.61

  MSF T. Rowe Price            2007     73,525   15.07 - 15.51   1,115,693     0.18        1.30 - 1.50          7.56 - 7.94
   Large-Cap Growth            2006     69,795   14.01 - 14.89     984,473     0.10        0.75 - 1.50        11.21 - 12.04
   Sub-Account                 2005     28,908   12.60 - 55.40     366,191     0.35        0.75 - 1.50          4.75 - 5.54
                               2004     18,267   12.03 - 53.20     220,989       --        0.85 - 1.50          7.96 - 8.29

  MSF Franklin Templeton       2007     23,791   11.10 - 11.25     264,777       --        1.30 - 1.50          2.75 - 2.96
   Small-Cap Growth            2006     26,486   10.62 - 10.93     286,973       --        1.30 - 1.80          7.77 - 8.31
   Sub-Account                 2005      1,742   18.17 - 19.26     187,981       --        1.30 - 1.80          2.06 - 3.14
                               2004      1,190   18.04 - 18.21       3,449       --        1.40 - 1.50        12.43 - 12.58

  MSF BlackRock Strategic      2007      1,138   20.10 - 20.41      23,041     0.06        1.30 - 1.50      (5.13) - (4.94)
   Value Sub-Account           2006      1,028   20.78 - 22.25      21,908     0.10        0.75 - 1.80        14.37 - 15.57
                               2005      1,742   18.17 - 19.25      32,325       --        0.75 - 1.80          2.06 - 3.14
                               2004      1,190   18.04 - 18.21      21,552       --        1.30 - 1.50        12.43 - 12.58

  MSF Oppenheimer Global       2007     16,966   19.69 - 20.01     335,264     0.60        1.50 - 1.65          4.51 - 4.67
   Equity Sub-Account          2006      3,382   18.38 - 20.58      65,152     0.67        0.75 - 1.90        14.17 - 15.48
                               2005        218   16.10 - 17.82       3,892       --        0.75 - 1.90        16.73 - 16.73

  MSF FI Large Cap             2007     25,882   17.18 - 17.97     451,130     0.12        1.50 - 1.90          1.98 - 2.39
   Sub-Account                 2006      8,734   16.16 - 17.74     141,662     0.13        1.40 - 2.30          3.73 - 4.67

  MSF FI Value Leaders         2007     14,443   21.11 - 22.08     312,933     0.75        1.50 - 1.90          2.12 - 2.53
   Sub-Account                 2006      9,168   19.83 - 21.76     193,937       --        1.40 - 2.30          7.04 - 8.00

  MSF MetLife Aggressive       2007    100,537   12.64 - 12.74   1,275,413     0.05        1.55 - 1.85          1.37 - 1.67
   Allocation Sub-Account      2006     39,044   12.39 - 12.57     487,913       --        1.40 - 2.25        11.82 - 12.78

  MSF MetLife Conservative     2007     58,563           11.17     654,380       --               1.65                 3.83
   Allocation Sub-Account      2006     55,733   10.65 - 10.81     599,716       --        1.40 - 2.25          3.88 - 4.76

  MSF MetLife Conservative to  2007     86,095   11.50 - 11.56     993,288       --        1.65 - 1.85          2.88 - 3.09
   Moderate Allocation         2006     13,244   11.10 - 11.26     148,388       --        1.40 - 2.25          6.08 - 6.98
   Sub-Account

  MSF MetLife Moderate         2007    769,596   11.94 - 12.04   9,229,588     0.01        1.55 - 1.85          2.42 - 2.73
   Allocation Sub-Account      2006    251,739   11.58 - 11.75   2,943,348       --        1.40 - 2.25          8.31 - 9.23

  MSF MetLife Moderate to      2007    421,099   12.15 - 12.25   5,132,758     0.03        1.55 - 1.85          1.94 - 2.24
   Aggressive Allocation       2006    218,070   11.84 - 12.01   2,604,858       --        1.40 - 2.25         9.59 - 10.53
   Sub-Account

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

6. FINANCIAL HIGHLIGHTS -- (Continued)

                                              Unit Value/1/              Investment/2/ Expense Ratio/3/  Total Return/4/
                                               Lowest to        Net         Income        Lowest to        Lowest to
                                    Units     Highest ($)    Assets ($)   Ratio (%)      Highest (%)      Highest (%)
                                  ---------- --------------- ----------- ------------  ---------------  -----------------
  PIMCO VIT High Yield       2007      8,976   14.32 - 14.64     129,266     6.93        1.30 - 1.50          1.96 - 2.16
   Sub-Account               2006      9,739   14.03 - 14.33     137,505     6.91        1.30 - 1.50          7.49 - 7.70
                             2005      5,517   13.11 - 13.31      72,246     6.23        1.30 - 1.50          2.58 - 2.78
                             2004      1,204   12.78 - 12.95      15,291     7.44        1.30 - 1.50          8.34 - 8.48
                             2003        879           11.76      10,333    13.07               1.40                21.23

  PIMCO VIT Low Duration     2007      9,002   13.04 - 13.13     117,864     4.76        1.40 - 1.50          5.77 - 5.87
   Sub-Account               2006      9,448   12.33 - 12.53     116,910     4.20        1.30 - 1.50          2.43 - 2.64
                             2005      8,448   12.04 - 12.21     102,017     2.81        1.30 - 1.50      (0.49) - (0.29)
                             2004      7,965   12.10 - 12.24      96,599     1.86        1.30 - 1.50          0.51 - 0.64
                             2003      2,134           12.09      25,804     7.14               1.40                 0.93

  Pioneer VCT Mid-Cap Value  2007     26,303   32.45 - 33.08     859,209     0.55        1.50 - 1.65          3.61 - 3.77
   Sub-Account               2006      6,585   30.41 - 31.88     208,127       --        1.50 - 1.90        10.16 - 10.60

  American Funds Global      2007    623,978   27.80 - 30.77  17,713,054     3.27        0.95 - 1.90        12.68 - 13.76
   Growth Sub-Account        2006    209,756   23.74 - 27.58   5,285,664     0.56        0.75 - 2.30        17.70 - 19.53

  American Funds Growth-     2007    177,704 106.51 - 117.20  19,825,012     1.99        1.50 - 1.90          3.06 - 3.47
   Income Sub-Account        2006     67,192  94.31 - 115.89   7,256,377     2.61        1.40 - 2.30        12.59 - 13.61
                             2005         --  83.76 - 102.01          --       --        1.40 - 2.30          4.51 - 4.66

  American Funds Growth      2007    166,443 156.72 - 172.44  27,274,788     1.01        1.50 - 1.90        10.22 - 10.67
   Sub-Account               2006     65,239 129.74 - 159.43   9,695,716     1.35        1.40 - 2.30          7.72 - 8.69

  Van Kampen UIF Equity and  2007    314,456   15.12 - 15.23   4,764,594     2.28        1.50 - 1.65          1.66 - 1.81
   Income Sub-Account        2006    103,030   14.74 - 14.96   1,534,867     0.41        1.50 - 1.90        10.46 - 10.91

  Van Kampen UIF U.S. Real   2007     85,204   24.42 - 24.67   2,085,160     2.12        1.50 - 1.65    (18.44) - (18.31)
   Estate Securities         2006     23,991   29.52 - 30.20     719,688     0.14        1.50 - 1.90        35.46 - 36.00
   Sub-Account

  Van Kampen LIT Comstock    2007    125,178   14.73 - 14.89   1,849,855     0.90        1.50 - 1.65      (3.94) - (3.79)
   Sub-Account               2006     29,778   15.09 - 15.48     457,327       --        1.50 - 1.90        13.87 - 14.32

  Van Kampen LIT Strategic   2007     50,693     5.43 - 5.59     281,436       --        1.50 - 1.90        14.44 - 14.90
   Growth Sub-Account        2006     38,312     4.63 - 4.87     185,120       --        1.50 - 2.30          0.30 - 1.10

  Van Kampen LIT Growth and  2007    109,554   14.18 - 14.33   1,559,237     0.84        1.50 - 1.65          0.84 - 0.99
   Income Sub-Account        2006     35,031   13.84 - 14.19     494,446       --        1.50 - 1.90        13.80 - 14.25
                             2005         --   12.16 - 12.42          --       --        1.50 - 1.90          2.34 - 2.41

  LMPVET Small-Cap Growth    2007    104,212   14.09 - 14.41   1,480,386       --        1.50 - 1.90          7.93 - 8.36
   Sub-Account               2006     82,352   12.81 - 13.36   1,083,366       --        1.40 - 2.30        10.21 - 11.20

  LMPVET Investors           2007     21,114   16.63 - 17.30     357,828     1.65        1.50 - 1.90        (5.25) - 2.19
   Sub-Account               2006      8,665   15.74 - 17.05     142,619     2.94        1.40 - 2.30        15.58 - 16.62

  LMPV Capital and Income    2007         --              --          --     0.87        1.50 - 1.65      (1.55) - (1.47)
   Sub-Account (a)           2006     60,594   11.58 - 11.66     705,247     3.18        1.50 - 1.90          9.10 - 9.54

  LMPVET Equity Index        2007    188,163   10.22 - 29.42   5,216,753     2.23        1.55 - 2.90          2.17 - 3.30
   Sub-Account               2006    110,285    9.61 - 28.80   2,930,755     2.72        1.40 - 2.90        12.11 - 13.52

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

6. FINANCIAL HIGHLIGHTS -- (Continued)

                                                Unit Value/1/              Investment/2/ Expense Ratio/3/  Total Return/4/
                                                 Lowest to        Net         Income        Lowest to        Lowest to
                                      Units     Highest ($)    Assets ($)   Ratio (%)      Highest (%)      Highest (%)
                                    ---------- --------------- ----------- ------------  ---------------  -----------------
  LMPVET Fundamental           2007    151,388   33.14 - 35.06   5,189,168     1.65        1.50 - 1.90      (0.65) - (0.25)
   Value Sub-Account           2006     63,532   31.66 - 35.61   2,183,111     3.56        1.40 - 2.30        14.15 - 15.18

  LMPVET Appreciation          2007    154,202   31.59 - 33.71   4,934,030     1.44        1.50 - 1.90          6.37 - 6.80
   Sub-Account                 2006     50,231  27.95 - 32..05   1,549,906     2.55        1.40 - 2.30        12.19 - 13.21

  LMPV Growth and Income       2007         --              --          --     0.19        1.50 - 1.90          4.60 - 4.65
   Sub-Account (a)             2006     19,100   10.05 - 10.35     196,684     1.47        1.50 - 1.90        10.37 - 10.81

  LMPVET Aggressive Growth     2007    777,004   13.31 - 13.62  10,475,283       --        1.50 - 1.90      (0.42) - (0.01)
   Sub-Account                 2006    402,453   13.12 - 13.68   5,435,477       --        1.40 - 2.30          6.32 - 7.28

  LMPVET Large-Cap Growth      2007     34,871   14.02 - 14.58     498,459     0.07        1.50 - 1.90          3.31 - 3.73
   Sub-Account                 2006     11,283   13.11 - 14.18     154,919     0.34        1.40 - 2.30          2.22 - 3.15

  LMPV Large-Cap Value         2007         --              --          --     0.47        1.50 - 1.65          5.09 - 5.15
   Sub-Account (a)             2006      5,283   23.80 - 25.02     129,739     2.18        1.50 - 1.90        16.05 - 16.52

  LMPVET Social Awareness      2007        351   29.71 - 30.42      10,573     1.55        1.50 - 1.65          9.07 - 9.24
   Sub-Account                 2006        260   26.26 - 27.85       7,217     0.57        1.50 - 1.90          5.67 - 6.09

  LMPVET Capital and Income    2007    491,630   14.69 - 14.97   6,949,079     1.71        1.50 - 1.85          3.41 - 3.78
   Sub-Account (1)             2006    147,857   14.18 - 14.70   2,137,211     2.95        1.40 - 2.25         9.67 - 10.61

  LMPVET Capital               2007     90,858   16.46 - 16.89   1,508,688     0.58        1.50 - 1.90        (0.08) - 0.32
   Sub-Account                 2006     30,227   16.19 - 16.82     502,782     1.11        1.40 - 2.30        11.04 - 12.04

  LMPVET Multiple Discipline   2007         --              --          --     0.92        1.40 - 2.30          3.62 - 3.93
   Sub-Account Large Cap       2006      1,896   15.58 - 16.19      30,368     1.58        1.40 - 2.30         9.73 - 10.72
   Growth and Value (c)

  LMPVET Dividend Strategy     2007     54,511    9.72 - 10.05     539,240     3.17        1.50 - 1.90          4.44 - 4.86
   Sub-Account                 2006     14,850     9.04 - 9.59     140,785     4.29        1.50 - 2.30        15.26 - 16.18

  LMPVET Lifestyle Allocation  2007     56,674   15.88 - 16.14     908,688     5.01        1.50 - 1.65          1.51 - 1.67
   50% Sub-Account             2006     13,022   15.26 - 15.88     205,596     5.52        1.50 - 1.90          6.19 - 6.61

  LMPVET Lifestyle Allocation  2007     19,241   14.62 - 14.86     282,073     6.89        1.50 - 1.65          2.13 - 2.28
   70% Sub-Account             2006        351   13.97 - 14.53       5,108     2.21        1.50 - 1.90          6.81 - 7.24

  LMPVET Lifestyle Allocation  2007     10,133   15.21 - 15.46     154,963     6.84        1.50 - 1.65          1.66 - 1.82
   85% Sub-Account             2006         93   14.59 - 15.18       1,419     0.99        1.50 - 1.90          7.41 - 7.84

  LMPVIT Global High Yield     2007    230,195   15.71 - 16.73   3,701,261    10.61        1.25 - 1.90      (5.14) - (1.56)
   Bond Sub-Account            2006     77,538   15.48 - 16.73   1,265,029    11.37        1.40 - 2.30          8.13 - 9.11

  LMPVIT Global Equity         2007     92,419   18.27 - 18.61   1,702,253     0.64        1.50 - 1.85          2.98 - 3.34
   Sub-Account                 2006     59,137   17.41 - 18.08   1,057,125     1.54        1.40 - 2.30        12.59 - 13.60

  LMPVIT Adjustable Rate       2007     49,988   10.12 - 10.28     508,595     9.03        1.50 - 1.85      (0.51) - (0.16)
   Income Sub-Account          2006     11,506   10.04 - 10.33     117,357     9.45        1.40 - 2.25          1.79 - 2.66

  LMPVIT Money Market          2007    686,199   12.91 - 14.02   9,190,782     4.77        1.25 - 1.95          0.56 - 3.34
   Sub-Account                 2006    340,316   11.93 - 13.35   4,420,529     3.31        1.40 - 2.30          2.26 - 3.18

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF FIRST METLIFE INVESTORS INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Concluded)

6. FINANCIAL HIGHLIGHTS -- (Concluded)


1The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
2These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests.
3These amounts represent the annualized contract expenses of the Separate
 Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.
4These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period January 1, 2007 to November 9, 2007.

(1)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and Value.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY

                              Financial Statements
for the Years Ended December 31, 2007, 2006 (as restated) and 2005 (as restated)
           and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of First MetLife Investors Insurance Company:

     We have audited the accompanying balance sheets of First MetLife Investors Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of First MetLife Investors Insurance Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007.

     As discussed in Note 13, the accompanying financial statements have been restated.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
April 14, 2008

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006
                 (IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)


                                                                2007          2006
                                                             ----------   ------------
                                                                          AS RESTATED,
                                                                           SEE NOTE 13
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at
     estimated fair value (amortized cost: $117,220 and
     $106,439, respectively)...............................  $  115,779    $  107,110
  Mortgage loans on real estate............................      14,929        14,292
  Short-term investments...................................       9,644        14,146
                                                             ----------    ----------
     Total investments.....................................     140,352       135,548
Cash and cash equivalents..................................      40,175        29,642
Accrued investment income..................................       1,416         1,357
Premiums and other receivables.............................     554,256       621,893
Deferred policy acquisition costs and value of business
  acquired.................................................     108,842        80,931
Current income tax recoverable.............................       9,715        17,897
Other assets...............................................      57,379        52,138
Separate account assets....................................   1,812,733     1,265,756
                                                             ----------    ----------
     Total assets..........................................  $2,724,868    $2,205,162
                                                             ==========    ==========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits...................................  $   30,435    $   13,861
  Policyholder account balances............................     639,417       751,043
  Other policyholder funds.................................       3,463         1,759
  Deferred income tax liability............................      30,531        17,866
  Other liabilities........................................       6,268        15,781
  Separate account liabilities.............................   1,812,733     1,265,756
                                                             ----------    ----------
     Total liabilities.....................................   2,522,847     2,066,066
                                                             ----------    ----------
CONTINGENCIES AND GUARANTEES (NOTE 8)
STOCKHOLDER'S EQUITY:
Common stock, par value $10 per share; 200,000 shares
  authorized, issued and outstanding.......................       2,000         2,000
Additional paid-in capital.................................     169,819       119,819
Retained earnings..........................................      31,066        16,925
Accumulated other comprehensive income (loss)..............        (864)          352
                                                             ----------    ----------
     Total stockholder's equity............................     202,021       139,096
                                                             ----------    ----------
     Total liabilities and stockholder's equity............  $2,724,868    $2,205,162
                                                             ==========    ==========




                 See accompanying notes to financial statements.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                              STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                 (IN THOUSANDS)


                                                           2007       2006      2005
                                                         --------   -------   -------
                                                                       AS RESTATED,
                                                                       SEE NOTE 13
REVENUES
Premiums...............................................  $ 19,883   $ 9,102   $ 2,026
Universal life and investment-type product policy
  fees.................................................    32,111    19,249    11,771
Net investment income..................................     7,790     9,606     9,499
Other revenues.........................................    24,917    24,453    25,303
Net investment gains (losses)..........................    18,019    (6,447)   (2,694)
                                                         --------   -------   -------
     Total revenues....................................   102,720    55,963    45,905
                                                         --------   -------   -------
EXPENSES
Policyholder benefits and claims.......................    18,505     9,095     2,033
Interest credited to policyholder account balances.....    26,091    31,372    30,741
Other expenses.........................................    38,703     9,093     6,368
                                                         --------   -------   -------
     Total expenses....................................    83,299    49,560    39,142
                                                         --------   -------   -------
Income before provision for income tax.................    19,421     6,403     6,763
Provision for income tax...............................     5,282     1,618     2,397
                                                         --------   -------   -------
Net income.............................................  $ 14,139   $ 4,785   $ 4,366
                                                         ========   =======   =======




                 See accompanying notes to financial statements.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                 (IN THOUSANDS)

                                                                           ACCUMULATED
                                                    ADDITIONAL                OTHER
                                            COMMON    PAID-IN   RETAINED  COMPREHENSIVE
                                             STOCK    CAPITAL   EARNINGS  INCOME (LOSS)    TOTAL
                                            ------  ----------  --------  -------------  --------
Balance at January 1, 2005................  $2,000   $ 42,721    $ 7,774     $   842     $ 53,337
Capital contribution (Note 9).............             28,200                              28,200
Comprehensive income:
  Net income, as restated, see Note 13....                         4,366                    4,366
  Other comprehensive income (loss):
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                      (596)        (596)
                                                                                         --------
     Other comprehensive income (loss)....                                                   (596)
                                                                                         --------
  Comprehensive income....................                                                  3,770
                                            ------   --------    -------     -------     --------
Balance at December 31, 2005, as restated,
  see Note 13.............................   2,000     70,921     12,140         246       85,307
Capital contribution (Note 9).............             30,000                              30,000
Capital contribution of intangible asset
  (Note 9)................................             18,898                              18,898
Comprehensive income:
  Net income, as restated, see Note 13....                         4,785                    4,785
  Other comprehensive income (loss):
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                       106          106
                                                                                         --------
     Other comprehensive income (loss)....                                                    106
                                                                                         --------
  Comprehensive income....................                                                  4,891
                                            ------   --------    -------     -------     --------
Balance at December 31, 2006, as restated,
  see Note 13.............................   2,000    119,819     16,925         352      139,096
Cumulative effect of a change in
  accounting principle, net of income tax
  (Note 1)................................                             2                        2
                                            ------   --------    -------     -------     --------
Balance at January 1, 2007................   2,000    119,819     16,927         352      139,098
Capital contribution (Note 9).............             50,000                              50,000
Comprehensive income:
  Net income..............................                        14,139                   14,139
  Other comprehensive income (loss):
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                    (1,216)      (1,216)
                                                                                         --------
     Other comprehensive income (loss)....                                                 (1,216)
                                                                                         --------
  Comprehensive income....................                                                 12,923
                                            ------   --------    -------     -------     --------
Balance at December 31, 2007..............  $2,000   $169,819    $31,066     $  (864)    $202,021
                                            ======   ========    =======     =======     ========




                 See accompanying notes to financial statements.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                 (IN THOUSANDS)


                                                         2007        2006        2005
                                                      ---------   ---------   ---------
                                                                       AS RESTATED,
                                                                       SEE NOTE 13
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income........................................  $  14,139   $   4,785   $   4,366
Adjustments to reconcile net income to net cash
  provided by (used in) operating activities:
     Depreciation and amortization expenses.........        279          13          --
     Amortization of premiums and accretion of
       discounts associated with investments, net...         48         118         563
     (Gains) losses from sales of investments, net..    (18,019)      6,448       2,738
     Interest credited to policyholder account
       balances.....................................     26,091      31,372      30,741
     Universal life and investment-type product
       policy fees..................................    (32,111)    (19,249)    (11,771)
     Change in accrued investment income............        (59)        620         (29)
     Change in premiums and other receivables.......     88,120     (50,127)    (76,575)
     Change in deferred policy acquisition costs,
       net..........................................    (27,671)    (39,860)      2,582
     Change in insurance-related liabilities........     18,300       8,329       6,389
     Change in income tax payable...................     21,504       2,234       2,874
     Change in other assets.........................     25,439      15,571       7,381
     Change in other liabilities....................     (9,250)      7,455     (13,735)
                                                      ---------   ---------   ---------
Net cash provided by (used in) operating
  activities........................................    106,810     (32,291)    (44,476)
                                                      ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities......................     26,984     161,929     132,636
     Mortgage loans on real estate..................      1,619         998          67
  Purchases of:
     Fixed maturity securities......................    (39,713)   (101,092)   (124,031)
     Mortgage loans on real estate..................     (2,248)     (7,454)         --
  Net change in short-term investments..............      4,498      (7,497)       (223)
  Other, net........................................        370         (79)          1
                                                      ---------   ---------   ---------
Net cash (used in) provided by investing
  activities........................................     (8,490)     46,805       8,450
                                                      ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.......................................    629,401     638,698     355,337
     Withdrawals....................................   (767,188)   (659,877)   (359,559)
  Capital contribution..............................     50,000      30,000      28,200
                                                      ---------   ---------   ---------
Net cash (used in) provided by financing
  activities........................................    (87,787)      8,821      23,978
                                                      ---------   ---------   ---------
Change in cash and cash equivalents.................     10,533      23,335     (12,048)
Cash and cash equivalents, beginning of year........     29,642       6,307      18,355
                                                      ---------   ---------   ---------
CASH AND CASH EQUIVALENTS, END OF YEAR..............  $  40,175   $  29,642   $   6,307
                                                      =========   =========   =========
Supplemental disclosures of cash flow information:
  Net cash refunded during the year for:
     Income tax.....................................  $ (15,893)  $      --   $  (2,458)
                                                      =========   =========   =========
  Non-cash transactions during the year:
     Contribution of intangible asset, net of
       deferred income tax (Note 9).................  $      --   $  18,898   $      --
                                                      =========   =========   =========




                 See accompanying notes to financial statements.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13)

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     First MetLife Investors Insurance Company (the "Company"), a New York domiciled life insurance company, is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company markets and administers traditional life, universal life, variable annuity and fixed annuity products. The Company is licensed to do business in the state of New York. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

  BASIS OF PRESENTATION

     Certain amounts in the prior years' financial statements have been reclassified to conform with the 2007 presentation. Such reclassifications include $13 thousand relating to depreciation and amortization expense on the statement of cash flows for the year ended December 31, 2006, which was previously included in the change in other assets.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)   investment impairments;

          (iii)  the recognition of income on certain investments;

          (iv)   the fair value of and accounting for derivatives;

          (v) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vi)   the liability for future policyholder benefits;

          (vii) accounting for income taxes and the valuation of deferred tax assets;

          (viii)  accounting for reinsurance transactions; and

          (ix)   the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  Investments

     The Company's investments are in fixed maturity securities, mortgage loans on real estate and short-term investments. The accounting policies related to each are as follows:

          Fixed Maturity Securities. The Company's fixed maturity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. This interest income is recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to:(i) the length of time and the extent to which the market value has been below amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than amortized cost (See also Note 2); (vii) unfavorable changes in forecasted cash flows on mortgage-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g., loan-backed securities including mortgage-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the financial statements of the Company from that previously reported.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item. The Company had no fair value hedges during the years ended December 31, 2007, 2006 and 2005.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item. The Company had no cash flow hedges during the years ended December 31, 2007, 2006 and 2005.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income
(loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair value is determined using a market multiple, a discounted cash flow model, or a cost approach. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The Company recognized no impairments of goodwill during the years ended December 31, 2007, 2006 and 2005. Goodwill was $177 thousand at both December 31, 2007 and 2006.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rate for the aggregate future policy benefit liabilities is approximately 5%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5% to 8%.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


       contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMWB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMAB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 3% to 13%, less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, and premiums received in advance.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its individual life contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues primarily include fee income on financial reinsurance treaties. Such fees are recognized in the period in which services are performed.

  Income Taxes

     The Company joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii)  future reversals of existing taxable temporary differences;

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

          (iii) taxable income in prior carryback years; and

          (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 7) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's net income or cash flows.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

     As a result of the implementation of FIN 48, the Company recognized a $2 thousand decrease in the liability for unrecognized tax benefits and a corresponding increase to the January 1, 2007 balance of retained earnings. Upon adoption of FIN 48, the Company did not have any unrecognized tax benefits.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed. The adoption of SOP 05-1 and the related TPAs did not have an impact on the Company's financial statements.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133"), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The adoption of SFAS 155 did not have a material impact on the Company's financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's financial statements.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's financial statements.

     In June 2005, the FASB completed its review of Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     [In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 primarily changes the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes in valuation to result in a gain in the range of $1,700 thousand to $3,700 thousand, net of income tax, in the Company's statement of income.]

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its financial statements.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid- ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its financial statements.

2.  INVESTMENTS

  FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity securities, the percentage that each sector represents by the total fixed maturity securities holdings at:

                                                       DECEMBER 31, 2007
                                       ------------------------------------------------
                                                        GROSS
                                                      UNREALIZED
                                       AMORTIZED   ---------------    ESTIMATED    % OF
                                          COST      GAIN     LOSS    FAIR VALUE   TOTAL
                                       ---------   ------   ------   ----------   -----
                                                        (IN THOUSANDS)
U.S. corporate securities............   $ 47,405   $  228   $  799    $ 46,834     40.4%
U.S. Treasury/agency securities......     23,390      443       --      23,833     20.5
Residential mortgage-backed
  securities.........................     21,900       44    1,015      20,929     18.1
Foreign corporate securities.........     12,763      113      650      12,226     10.6
Commercial mortgage-backed
  securities.........................     10,899       56        4      10,951      9.5
Foreign government securities........        863      143       --       1,006      0.9
                                        --------   ------   ------    --------    -----
  Total fixed maturity securities....   $117,220   $1,027   $2,468    $115,779    100.0%
                                        ========   ======   ======    ========    =====


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

                                                       DECEMBER 31, 2006
                                        ----------------------------------------------
                                                        GROSS
                                                      UNREALIZED
                                        AMORTIZED   -------------    ESTIMATED    % OF
                                           COST      GAIN    LOSS   FAIR VALUE   TOTAL
                                        ---------   ------   ----   ----------   -----
                                                        (IN THOUSANDS)
U.S. corporate securities.............   $ 60,554   $1,042   $665    $ 60,931     56.9%
U.S. Treasury/agency securities.......      1,325       35      1       1,359      1.3
Residential mortgage-backed
  securities..........................     22,169      351     59      22,461     21.0
Foreign corporate securities..........     10,007       58    158       9,907      9.2
Commercial mortgage-backed
  securities..........................     11,516       --     63      11,453     10.7
Foreign government securities.........        868      131     --         999      0.9
                                         --------   ------   ----    --------    -----
  Total fixed maturity securities.....   $106,439   $1,617   $946    $107,110    100.0%
                                         ========   ======   ====    ========    =====



     The Company held no foreign currency derivatives at December 31, 2007. The Company held foreign currency derivatives with notional amounts of $2,677 thousand to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006.

     The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. The Company had no fixed maturity securities backed by sub-prime mortgages at both December 31, 2007 and 2006.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $6,085 thousand and $8,801 thousand at December 31, 2007 and 2006, respectively. These securities had net unrealized gains (losses) of ($4) thousand and $805 thousand at December 31, 2007 and 2006, respectively. There were no non-income producing fixed maturity securities at December 31, 2007 and 2006.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN THOUSANDS)
Due in one year or less.................   $  4,619    $  4,637     $  6,500    $  7,200
Due after one year through five years...     22,585      22,551       19,063      19,198
Due after five years through ten years..     31,456      30,528       41,832      41,238
Due after ten years.....................     25,761      26,183        5,359       5,560
                                           --------    --------     --------    --------
  Subtotal..............................     84,421      83,899       72,754      73,196
Mortgage-backed securities..............     32,799      31,880       33,685      33,914
                                           --------    --------     --------    --------
  Total fixed maturity securities.......   $117,220    $115,779     $106,439    $107,110
                                           ========    ========     ========    ========



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     Sales or disposals of fixed maturity securities classified as available-for-sale are as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                  -----------------------------
                                                    2007      2006       2005
                                                  -------   --------   --------
                                                          (IN THOUSANDS)
Proceeds........................................  $17,988   $129,579   $108,935
Gross investment gains..........................  $    81   $    894   $    429
Gross investment losses.........................  $  (596)  $ (2,233)  $ (1,942)


  UNREALIZED LOSS FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                DECEMBER 31, 2007
                                       -------------------------------------------------------------------
                                                               EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS       THAN 12 MONTHS             TOTAL
                                       ---------------------  ---------------------  ---------------------
                                       ESTIMATED     GROSS    ESTIMATED     GROSS    ESTIMATED     GROSS
                                          FAIR    UNREALIZED     FAIR    UNREALIZED     FAIR    UNREALIZED
                                         VALUE       LOSS       VALUE       LOSS       VALUE       LOSS
                                       ---------  ----------  ---------  ----------  ---------  ----------
                                                   (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities............   $19,970     $  553      $6,119      $246      $26,089     $  799
U.S. Treasury/agency securities......        --         --          --        --           --         --
Residential mortgage-backed
  securities.........................    19,224      1,015          --        --       19,224      1,015
Foreign corporate securities.........     6,075        330       2,671       320        8,746        650
Commercial mortgage-backed
  securities.........................        --         --       1,209         4        1,209          4
                                        -------     ------      ------      ----      -------     ------
  Total fixed maturity securities....   $45,269     $1,898      $9,999      $570      $55,268     $2,468
                                        =======     ======      ======      ====      =======     ======
Total number of securities in an
  unrealized loss position...........        25                      7
                                        =======                 ======




                                                                DECEMBER 31, 2006
                                       -------------------------------------------------------------------
                                                               EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS       THAN 12 MONTHS             TOTAL
                                       ---------------------  ---------------------  ---------------------
                                       ESTIMATED     GROSS    ESTIMATED     GROSS    ESTIMATED     GROSS
                                          FAIR    UNREALIZED     FAIR    UNREALIZED     FAIR    UNREALIZED
                                         VALUE       LOSS       VALUE       LOSS       VALUE       LOSS
                                       ---------  ----------  ---------  ----------  ---------  ----------
                                                   (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities............   $31,492      $347      $ 9,681      $318      $41,173      $665
U.S. Treasury/agency securities......       695         1           --        --          695         1
Residential mortgage-backed
  securities.........................        --        --        2,706        59        2,706        59
Foreign corporate securities.........     7,429       158           --        --        7,429       158
Commercial mortgage-backed
  securities.........................     9,970        41        1,482        22       11,452        63
                                        -------      ----      -------      ----      -------      ----
  Total fixed maturity securities....   $49,586      $547      $13,869      $399      $63,455      $946
                                        =======      ====      =======      ====      =======      ====
Total number of securities in an
  unrealized loss position...........        29                     10
                                        =======                =======


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-
  SALE

     The following tables present the amortized cost, gross unrealized loss and number of securities for fixed maturity securities, where the estimated fair value had declined and remained below amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2007
                                             -------------------------------------------------------
                                                                 GROSS UNREALIZED      NUMBER OF
                                               AMORTIZED COST          LOSS            SECURITIES
                                             -----------------  -----------------  -----------------
                                             LESS THAN  20% OR  LESS THAN  20% OR  LESS THAN  20% OR
                                                20%      MORE      20%      MORE      20%      MORE
                                             ---------  ------  ---------  ------  ---------  ------
                                                   (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
Less than six months.......................   $11,681     $--     $  261     $--       10       --
Six months or greater but less than nine
  months...................................    31,966      --      1,343      --       12       --
Nine months or greater but less than twelve
  months...................................     3,520      --        295      --        3       --
Twelve months or greater...................    10,569      --        569      --        7       --
                                              -------     ---     ------     ---
  Total....................................   $57,736     $--     $2,468     $--
                                              =======     ===     ======     ===




                                                                DECEMBER 31, 2006
                                             -------------------------------------------------------
                                                                 GROSS UNREALIZED      NUMBER OF
                                               AMORTIZED COST          LOSS            SECURITIES
                                             -----------------  -----------------  -----------------
                                             LESS THAN  20% OR  LESS THAN  20% OR  LESS THAN  20% OR
                                                20%      MORE      20%      MORE      20%      MORE
                                             ---------  ------  ---------  ------  ---------  ------
                                                   (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
Less than six months.......................   $32,603     $--      $202      $--       20       --
Six months or greater but less than nine
  months...................................     1,396      --        23       --        2       --
Nine months or greater but less than twelve
  months...................................    16,134      --       322       --        7       --
Twelve months or greater...................    14,268      --       399       --       10       --
                                              -------     ---      ----      ---
  Total....................................   $64,401     $--      $946      $--
                                              =======     ===      ====      ===



     At December 31, 2007 and 2006, $2,468 thousand and $946 thousand, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of amortized cost, which represented 4% and less than 2%, respectively, of the amortized cost of such securities.

     At December 31, 2007 and 2006, there were no unrealized losses related to securities with an unrealized loss position of 20% or more of amortized cost.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     At December 31, 2007 and 2006, the Company had $2,468 thousand and $946 thousand, respectively, of gross unrealized losses related to its fixed maturity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
SECTOR:
  Residential mortgage-backed securities.....................    41%     6%
  U.S. corporate securities..................................    33     70
  Foreign corporate securities...............................    26     17
  Commercial mortgage-backed securities......................    --      7
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===
INDUSTRY:
  Mortgage-backed............................................    41%    13%
  Finance....................................................    32     19
  Industrial.................................................    19     39
  Utility....................................................     8     29
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  ASSETS ON DEPOSIT

     The Company had fixed maturity securities on deposit with regulatory agencies with a fair market value of $1,155 thousand and $1,098 thousand at December 31, 2007 and 2006, respectively.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                           DECEMBER 31,
                                              -------------------------------------
                                                     2007                2006
                                              -----------------   -----------------
                                               AMOUNT   PERCENT    AMOUNT   PERCENT
                                              -------   -------   -------   -------
                                                          (IN THOUSANDS)
Commercial mortgage loans...................  $ 7,989      54%    $ 6,828      48%
Agricultural mortgage loans.................    6,940      46       7,464      52
                                              -------     ---     -------     ---
  Total mortgage loans on real estate.......  $14,929     100%    $14,292     100%
                                              =======     ===     =======     ===



     Mortgage loans on real estate are collateralized by properties primarily located in the United States. At December 31, 2007, 28%, 15% and 13% of the value of the Company's mortgage loans on real estate were collateralized by property located in California, Alabama and Texas, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                           (IN THOUSANDS)
Fixed maturity securities...........................  $6,073   $8,318   $8,656
Mortgage loans on real estate.......................     851      440      384
Cash, cash equivalents and short-term investments...     992      989      471
Other...............................................       1        1       --
                                                      ------   ------   ------
  Total investment income...........................   7,917    9,748    9,511
Less: Investment expenses...........................     127      142       12
                                                      ------   ------   ------
  Net investment income.............................  $7,790   $9,606   $9,499
                                                      ======   ======   ======



     For each of the years ended December 31, 2007 and 2006, affiliated investment expenses of $126 thousand are included in the table above. There were no affiliated investment expenses for the year ended December 31, 2005. See Related Party Investment Transactions for discussion of affiliated net investment income related to short-term investments included in the table above.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                                 AS RESTATED,
                                                                 SEE NOTE 13
                                                              -----------------
                                                      2007      2006      2005
                                                    -------   -------   -------
                                                           (IN THOUSANDS)
Fixed maturity securities.........................  $  (611)  $(1,339)  $(1,513)
Mortgage loans on real estate.....................       --        --        45
Derivatives.......................................   17,993    (5,117)   (1,229)
Other.............................................      637         9         3
                                                    -------   -------   -------
  Net investment gains (losses)...................  $18,019   $(6,447)  $(2,694)
                                                    =======   =======   =======



     For the years ended December 31, 2007, 2006 and 2005, affiliated net investment gains (losses) of $18,857 thousand, ($5,413) thousand and ($887) thousand, respectively, are included in the table above.

     The Company periodically disposes of fixed maturity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $96 thousand for the year ended December 31, 2007. There were no losses from fixed maturity securities deemed other-than-temporarily impaired for the years ended December 31, 2006 and 2005.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                        2007     2006    2005
                                                      -------   -----   -----
                                                           (IN THOUSANDS)
Fixed maturity securities...........................  $(1,441)  $ 671   $ 561
Amounts allocated from DAC and VOBA.................      112    (129)   (183)
Deferred income tax.................................      465    (190)   (132)
                                                      -------   -----   -----
Net unrealized investment gains (losses)............  $  (864)  $ 352   $ 246
                                                      =======   =====   =====


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                        2007    2006     2005
                                                      -------   ----   -------
                                                           (IN THOUSANDS)
Balance, January 1,.................................  $   352   $246   $   842
Unrealized gains (losses) during the year...........   (2,112)   110    (1,984)
Unrealized gains (losses) relating to DAC and VOBA..      241     54     1,066
Deferred income tax.................................      655    (58)      322
                                                      -------   ----   -------
Balance, December 31,...............................  $  (864)  $352   $   246
                                                      =======   ====   =======
Net change in unrealized investment gains (losses)..  $(1,216)  $106   $  (596)
                                                      =======   ====   =======



  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $9,644 thousand and $14,146 thousand, respectively, of its total invested assets in the MetLife Intermediate Income Pool, an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $498 thousand, $497 thousand and $221 thousand for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2007    2006     2005
                                                       ----   ------   ------
                                                           (IN THOUSANDS)
Estimated fair value of assets transferred to
  affiliates.........................................   $--   $2,141   $5,244
Amortized cost of assets transferred to affiliates...   $--   $1,986   $5,121
Net investment gains (losses) recognized on
  transfers..........................................   $--   $  155   $  123
Estimated fair value of assets transferred from
  affiliates.........................................   $--   $   --   $1,041


3.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                              DECEMBER 31, 2007              DECEMBER 31, 2006
                                        -----------------------------  -----------------------------
                                                     CURRENT MARKET                 CURRENT MARKET
                                                     OR FAIR VALUE                  OR FAIR VALUE
                                        NOTIONAL  -------------------  NOTIONAL  -------------------
                                         AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
                                        --------  ------  -----------  --------  ------  -----------
                                                               (IN THOUSANDS)
Interest rate swaps...................    $ --      $--       $--       $10,000    $--       $254
Foreign currency swaps................      --       --        --         2,677     --          9
Credit default swaps..................     224       --        --            --     --         --
                                          ----      ---       ---       -------    ---       ----
  Total...............................    $224      $--       $--       $12,677    $--       $263
                                          ====      ===       ===       =======    ===       ====


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                         REMAINING LIFE
                             ---------------------------------------------------------------------
                             ONE YEAR     AFTER ONE YEAR      AFTER FIVE YEARS     AFTER
                              OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   TEN YEARS   TOTAL
                             --------   ------------------   -----------------   ---------   -----
                                                         (IN THOUSANDS)
Credit default swaps.......    $224             $--                 $--             $--       $224
                               ----             ---                 ---             ---       ----
  Total....................    $224             $--                 $--             $--       $224
                               ====             ===                 ===             ===       ====



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                         DECEMBER 31, 2007                 DECEMBER 31, 2006
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN THOUSANDS)
Non-qualifying..................    $224       $--        $--        $12,677     $--        $263
                                    ----       ---        ---        -------     ---        ----
  Total.........................    $224       $--        $--        $12,677     $--        $263
                                    ====       ===        ===        =======     ===        ====



     The Company recognized net investment gains (losses) from settlement payments related to non-qualifying hedges of ($14) thousand, ($69) thousand, and $29 thousand for the years ended December 31, 2007, 2006 and 2005, respectively.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps to economically hedge its exposure to interest rate volatility;

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


(ii) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; and (iii) credit default swaps to economically hedge exposure to adverse movements in credit.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                         2007   2006    2005
                                                         ----   ----   -----
                                                            (IN THOUSANDS)
Net investment gains (losses), excluding embedded
  derivatives..........................................   $36   $(30)  $(258)


  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts and guaranteed minimum accumulation contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                              DECEMBER 31,
                                                         ----------------------
                                                                   AS RESTATED,
                                                                    SEE NOTE 13
                                                                   ------------
                                                           2007        2006
                                                         -------   ------------
                                                             (IN THOUSANDS)
Embedded derivative assets.............................  $12,000      $   --
Embedded derivative liabilities........................  $    --      $6,000


     The following table presents changes in fair value related to embedded derivatives:

                                                      YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                                 AS RESTATED,
                                                                 SEE NOTE 13
                                                              -----------------
                                                      2007      2006      2005
                                                    -------   -------   -------
                                                           (IN THOUSANDS)
Net investment gains (losses).....................  $17,970   $(5,000)  $(1,000)


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

     At both December 31, 2007 and 2006, the Company was not required to pledge and was not entitled to receive any collateral related to derivative instruments.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

4.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                      DAC      VOBA      TOTAL
                                                   --------   ------   --------
                                                          (IN THOUSANDS)
Balance at January 1, 2005.......................  $ 40,802   $1,731   $ 42,533
  Capitalizations................................     4,435       --      4,435
                                                   --------   ------   --------
     Subtotal....................................    45,237    1,731     46,968
                                                   --------   ------   --------
  Less: Amortization related to:
     Net investment gains (losses)...............      (250)     (16)      (266)
     Unrealized investment gains (losses)........      (948)    (118)    (1,066)
     Other expenses..............................     6,209    1,074      7,283
                                                   --------   ------   --------
       Total amortization........................     5,011      940      5,951
                                                   --------   ------   --------
Balance at December 31, 2005.....................    40,226      791     41,017
  Capitalizations................................    38,916       --     38,916
                                                   --------   ------   --------
     Subtotal....................................    79,142      791     79,933
                                                   --------   ------   --------
     Less: Amortization related to:
     Net investment gains (losses), as restated,
       see Note 13...............................    (3,764)       1     (3,763)
     Unrealized investment gains (losses)........       (39)     (15)       (54)
     Other expenses..............................     2,733       86      2,819
                                                   --------   ------   --------
       Total amortization, as restated, see Note
          13.....................................    (1,070)      72       (998)
                                                   --------   ------   --------
Balance at December 31, 2006, as restated, see
  Note 13........................................    80,212      719     80,931
  Capitalizations................................    49,418       --     49,418
                                                   --------   ------   --------
     Subtotal....................................   129,630      719    130,349
                                                   --------   ------   --------
  Less: Amortization related to:
     Net investment gains (losses)...............     4,051        1      4,052
     Unrealized investment gains (losses)........      (236)      (5)      (241)
     Other expenses..............................    17,481      215     17,696
                                                   --------   ------   --------
       Total amortization........................    21,296      211     21,507
                                                   --------   ------   --------
Balance at December 31, 2007.....................  $108,334   $  508   $108,842
                                                   ========   ======   ========



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $84 thousand in 2008, $69 thousand in 2009, $54 thousand in 2010, $47 thousand in 2011 and $34 thousand in 2012.

     Amortization of VOBA and DAC is related to(i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

5.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                     DECEMBER 31,
                              ---------------------------------------------------------
                                                                             OTHER
                                FUTURE POLICY         POLICYHOLDER        POLICYHOLDER
                                   BENEFITS         ACCOUNT BALANCES         FUNDS
                              -----------------   -------------------   ---------------
                                2007      2006      2007       2006      2007     2006
                              -------   -------   --------   --------   ------   ------
                                                    (IN THOUSANDS)
Traditional life............  $20,186   $ 9,146   $     --   $     --   $3,439   $  269
Universal variable life.....        5         4      1,846      1,758       --       --
Annuities...................   10,244     4,711    637,279    749,285       24    1,490
Other.......................       --        --        292         --       --       --
                              -------   -------   --------   --------   ------   ------
  Total.....................  $30,435   $13,861   $639,417   $751,043   $3,463   $1,759
                              =======   =======   ========   ========   ======   ======



  VALUE OF DISTRIBUTION AGREEMENTS

     Information regarding the value of distribution agreements ("VODA"), which are reported in other assets, is as follows:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                          -----------------
                                                            2007      2006
                                                          -------   -------
                                                            (IN THOUSANDS)
Balance at January 1,...................................  $19,501   $    --
Capitalization..........................................       --    19,514
Amortization............................................     (279)      (13)
                                                          -------   -------
Balance at December 31,.................................  $19,222   $19,501
                                                          =======   =======



     On November 30, 2006, the Company received a capital contribution from MetLife of $18,898 thousand in the form of intangible assets related to the VODA of $19,514 thousand, net of deferred income tax of $616 thousand, for which the Company receives the benefit. The VODA originated through MetLife's acquisition of Travelers Insurance Company. The VODA reflects the estimated fair value of the Citigroup/Travelers distribution agreement acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the VODA is 16 years. If actual experience under the distribution agreement differs from expectations, the amortization will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the VODA. In selecting the appropriate discount rates, management considered the weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value the VODA.

     The estimated future amortization expense allocated to other expenses for the next five years for VODA is $471 thousand in 2008, $628 thousand in 2009, $807 thousand in 2010, $969 thousand in 2011 and $1,121 thousand in 2012.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2007      2006      2005
                                                   -------   -------   -------
                                                          (IN THOUSANDS)
Balance, January 1,..............................  $32,061   $20,290   $11,907
Capitalization...................................    9,034    13,654     9,336
Amortization.....................................   (3,430)   (1,883)     (953)
                                                   -------   -------   -------
Balance, December 31,............................  $37,665   $32,061   $20,290
                                                   =======   =======   =======



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $1,812,733 thousand and $1,265,756 thousand at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $25,408 thousand, $15,098 thousand and $8,007 thousand for the years ended December 31, 2007, 2006 and 2005, respectively.

     For each of the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and
(ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts is as follows:

                                                                AT DECEMBER 31,
                                        ---------------------------------------------------------------
                                                     2007                             2006
                                        ------------------------------   ------------------------------
                                            IN THE             AT            IN THE             AT
                                        EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                        --------------   -------------   --------------   -------------
                                                                 (IN THOUSANDS)
ANNUITY CONTRACTS(1)
  RETURN OF NET DEPOSITS
     Separate account value...........    $  663,648              N/A       $ 422,931              N/A
     Net amount at risk(2)............    $    1,790(3)           N/A       $      14(3)           N/A
     Average attained age of
       contractholders................      61 years              N/A        61 years              N/A
  ANNIVERSARY CONTRACT VALUE OR
     MINIMUM RETURN
     Separate account value...........    $1,177,823       $1,420,574       $ 880,248       $1,037,693
     Net amount at risk(2)............    $   13,834(3)    $   21,112(4)    $     139(3)    $        1(4)
     Average attained age of
       contractholders................      61 years         60 years        61 years         59 years


--------

   (1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity contracts is as follows:

                                                             ANNUITY CONTRACTS
                                                             -----------------
                                                                 GUARANTEED
                                                               ANNUITIZATION
                                                                  BENEFITS
                                                             -----------------
                                                               (IN THOUSANDS)
Balance at January 1, 2005.................................        $   --
Incurred guaranteed benefits...............................            --
Paid guaranteed benefits...................................            --
                                                                   ------
Balance at December 31, 2005...............................            --
Incurred guaranteed benefits...............................            --
Paid guaranteed benefits...................................            --
                                                                   ------
Balance at December 31, 2006...............................            --
Incurred guaranteed benefits...............................         2,000
Paid guaranteed benefits...................................            --
                                                                   ------
Balance at December 31, 2007...............................        $2,000
                                                                   ======



     Excluded from the table above are guaranteed annuitization benefit liabilities on the Company's annuity contracts of $1,659 thousand, $2,000 thousand and $1,100 thousand at December 31, 2007, 2006 and 2005,

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                           AT DECEMBER 31,
                                                       -----------------------
                                                          2007         2006
                                                       ----------   ----------
                                                            (IN THOUSANDS)
Mutual Fund Groupings Equity.........................  $  634,258   $1,135,178
  Bond...............................................      70,082       51,607
  Balanced...........................................   1,050,623       34,328
  Money Market.......................................      35,744       25,775
  Specialty..........................................      16,023       12,864
                                                       ----------   ----------
     Total...........................................  $1,806,730   $1,259,752
                                                       ==========   ==========



6.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Starting in 2004, the Company reinsured up to 75% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks. The Company reinsures 90% of its new production of fixed annuities to an affiliate. The Company currently reinsures 100% of its new production of riders containing benefit guarantees related to variable annuities to an affiliate.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     The amounts in the statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                      2007      2006      2005
                                                    -------   -------   -------
                                                           (IN THOUSANDS)
Direct premiums...................................  $24,696   $11,646   $ 3,457
Reinsurance ceded.................................   (4,813)   (2,544)   (1,431)
                                                    -------   -------   -------
Net premiums......................................  $19,883   $ 9,102   $ 2,026
                                                    =======   =======   =======
Reinsurance recoverables netted against
  policyholder benefits and claims................  $ 1,602   $   260   $ 2,131
                                                    =======   =======   =======



     Reinsurance recoverables, included in premiums and other receivables, were $3,729 thousand and $2,923 thousand at December 31, 2007 and 2006, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $183 thousand and $544 thousand at December 31, 2007 and 2006, respectively.

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including Exeter Reassurance Company, Ltd., Metropolitan Life Insurance Company ("MLIC"), and Reinsurance Group of America, Incorporated. At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $516,035 thousand and $2,392 thousand, respectively. At December 31, 2006, comparable assets and liabilities were $600,865 thousand and $7,102 thousand, respectively.

     The following table reflects the related party reinsurance information recorded in income for the:

                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                                AS RESTATED,
                                                                SEE NOTE 13
                                                             -----------------
                                                     2007      2006      2005
                                                   -------   -------   -------
                                                          (IN THOUSANDS)
Ceded premiums...................................  $ 3,753   $ 1,984   $   988
Ceded fees, included in universal life and
  investment-type product policy fees............  $ 8,619   $ 5,372   $ 2,871
Interest earned on ceded reinsurance, included in
  other revenues.................................  $26,126   $25,482   $25,947
Ceded benefits, included in policyholder benefits
  and claims.....................................  $ 7,020   $ 1,745   $ 1,977
Ceded benefits, included in interest credited to
  policyholder account balances..................  $     3   $    --   $    --
Interest costs on ceded reinsurance, included in
  other expenses.................................  $(1,275)  $(1,109)  $(1,829)


     The Company has ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance agreements also contain embedded derivatives and changes in their fair value are also included in net investment gains (losses). The ceded amounts, included in net investment gains (losses), were $18,857 thousand, ($5,568) thousand and ($1,010) thousand for the years ended December 31, 2007, 2006 and 2005, respectively.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

7.  INCOME TAXES

     The provision for income tax is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                                 AS RESTATED,
                                                                 SEE NOTE 13
                                                              -----------------
                                                      2007      2006      2005
                                                    -------   --------   ------
                                                           (IN THOUSANDS)
Current:
  Federal.........................................  $(8,037)  $(17,899)  $ (366)
  State and local.................................       --         --       62
                                                    -------   --------   ------
                                                     (8,037)   (17,899)    (304)
                                                    -------   --------   ------
Deferred:
  Federal.........................................   13,319     19,517    2,701
                                                    -------   --------   ------
Provision for income tax..........................  $ 5,282   $  1,618   $2,397
                                                    =======   ========   ======



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     -------------------------
                                                                 AS RESTATED,
                                                                 SEE NOTE 13
                                                               ---------------
                                                       2007     2006     2005
                                                     -------   ------   ------
                                                           (IN THOUSANDS)
Tax provision at U.S. statutory rate...............  $ 6,797   $2,241   $2,367
Tax effect of:
  Tax-exempt investment income.....................   (1,505)    (686)    (182)
  Prior year tax...................................      190     (337)    (178)
  State tax net of federal benefit.................       --       --       40
  Other, net.......................................     (200)     400      350
                                                     -------   ------   ------
Provision for income tax...........................  $ 5,282   $1,618   $2,397
                                                     =======   ======   ======


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                         ----------------------
                                                                    AS RESTATED
                                                                    SEE NOTE 13
                                                                    -----------
                                                           2007         2006
                                                         --------   -----------
                                                             (IN THOUSANDS)
Deferred income tax assets:
  Policyholder liabilities.............................  $  3,620     $  9,436
  Intangibles..........................................         6           --
  Other, net...........................................       647          291
                                                         --------     --------
                                                            4,273        9,727
                                                         --------     --------
Deferred income tax liabilities:
  DAC..................................................    32,873       25,288
  Investments..........................................     2,396        2,115
  Net unrealized investment gains (losses).............      (465)         190
                                                           34,804       27,593
                                                         --------     --------
Net deferred income tax asset (liability)..............  $(30,531)    $(17,866)
                                                         ========     ========



     A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

     Effective January 1, 2006, the Company joined with MetLife and its includable affiliates in filing a federal income tax return. The Company participates in a tax sharing agreement with MetLife. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     Pursuant to the tax sharing agreement, the amount due from affiliates is $8,037 thousand and $17,899 thousand as of December 31, 2007 and 2006, respectively.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years prior to 2003. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

     As a result of the implementation of FIN 48, the Company recognized a $2 thousand decrease in the liability for unrecognized tax benefits and a corresponding increase to the January 1, 2007 balance of retained earnings. Upon adoption of FIN 48, the Company did not have any unrecognized tax benefits.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $1,505 thousand related to the separate account DRD.

8.  CONTINGENCIES AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company has faced claims alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims may be resolved through settlement. Other sales practices claims may be won by dispositive motion or may go to trial. The current cases may seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company's recorded liabilities at both December 31, 2007 and 2006 for indemnities, guarantees and commitments were insignificant.

9.  EQUITY

  CAPITAL CONTRIBUTIONS

     The Company received cash capital contributions of $50,000 thousand, $30,000 thousand and $28,200 thousand from MetLife for the years ended December 31, 2007, 2006 and 2005, respectively. During 2006, the Company received a capital contribution of $18,898 thousand, net of deferred income tax of $616 thousand, in the form of intangible assets related to VODA. See Note 5.

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The New York State Department of Insurance ("Department") has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in New York. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Statutory net loss of the Company, as filed with the Department, was $42,253 thousand, $25,136 thousand and $15,871 thousand, for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Department, was $58,867 thousand and $49,426 thousand at December 31, 2007 and 2006, respectively.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

  DIVIDEND RESTRICTIONS

     Under New York State Insurance Law, the maximum amount of distributions which can be made to MetLife in any given year, without prior approval by the New York Commissioner of Insurance, is equal to the lesser of: (i) 10% of the Company's surplus as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized investment gains). At December 31, 2007, the Company's statutory net gain from operations was negative, therefore the Company cannot pay a dividend in 2008 without prior approval from the state insurance regulatory authorities.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                      YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                      2007      2006      2005
                                                    -------   -------   -------
                                                           (IN THOUSANDS)
Holding gains (losses) on investments arising
  during the year.................................  $(2,758)  $(1,346)  $(4,060)
Income tax effect of holding gains (losses).......      965       471     1,422
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income..........................      589     1,337     1,513
  Amortization of premiums and accretion of
     discounts associated with investments........       57       119       563
Income tax effect.................................     (226)     (510)     (727)
Allocation of holding gains on investments
  relating to other policyholder amounts..........      241        54     1,066
Income tax effect of allocation of holding gains
  to other policyholder amounts...................      (84)      (19)     (373)
                                                    -------   -------   -------
Other comprehensive income (loss).................  $(1,216)  $   106   $  (596)
                                                    =======   =======   =======



10.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                  ------------------------------
                                                                 AS RESTATED,
                                                                 SEE NOTE 13
                                                             -------------------
                                                    2007       2006       2005
                                                  --------   --------   --------
                                                          (IN THOUSANDS)
Compensation....................................  $    132   $    221   $     66
Commissions.....................................    41,458     37,596     19,175
Reinsurance allowances..........................    (2,698)    (5,283)   (22,878)
Amortization of DAC and VOBA....................    21,748       (944)     7,017
Capitalization of DAC...........................   (49,418)   (38,916)    (4,435)
Other...........................................    27,481     16,419      7,423
                                                  --------   --------   --------
  Total other expenses..........................  $ 38,703   $  9,093   $  6,368
                                                  ========   ========   ========


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     For the years ended December 31, 2007, 2006 and 2005, commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Note 6. See also Note 12 for discussion of affiliated expenses included in the table above.

11.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments has been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

     Amounts related to the Company's financial instruments are as follows:

                                                         CARRYING    ESTIMATED
                                                           VALUE    FAIR VALUE
                                                         --------   ----------
                                                             (IN THOUSANDS)
DECEMBER 31, 2007
ASSETS:
  Fixed maturity securities............................  $115,779    $115,779
  Mortgage loans on real estate........................  $ 14,929    $ 15,321
  Short-term investments...............................  $  9,644    $  9,644
  Cash and cash equivalents............................  $ 40,175    $ 40,175
  Accrued investment income............................  $  1,416    $  1,416
LIABILITIES:
  Policyholder account balances........................  $637,572    $611,968



                                                         CARRYING    ESTIMATED
                                                           VALUE    FAIR VALUE
                                                         --------   ----------
                                                             (IN THOUSANDS)
DECEMBER 31, 2006
ASSETS:
     Fixed maturity securities.........................  $107,110    $107,110
     Mortgage loans on real estate.....................  $ 14,292    $ 14,250
     Short-term investments............................  $ 14,146    $ 14,146
     Cash and cash equivalents.........................  $ 29,642    $ 29,642
     Accrued investment income.........................  $  1,357    $  1,357
LIABILITIES:
  Policyholder account balances........................  $749,284    $718,186


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES

     The fair values of publicly held fixed maturity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)


fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

12.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $5,614 thousand, $699 thousand and $848 thousand, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $6,738 thousand, included in other expenses, for services performed under the Service Agreement for the year ended December 31, 2007. The Company did not incur any such charges from MetLife Group for the years ended December 31, 2006 and 2005.

     The Company has entered into various additional agreements with other affiliates to provide and receive services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions and distribution services. Expenses incurred, net of income earned, related to these agreements and recorded in other expenses, were $9,017 thousand, $12,902 thousand and $6,730 thousand for the years ended December 31, 2007, 2006 and 2005, respectively.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

     In 2005, the Company entered into broker-dealer wholesale sales agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $5,707 thousand and $3,709 thousand, included in other expenses, for the years ended December 31, 2007 and 2006, respectively. The Company did not incur any such expenses for the year ended December 31, 2005.

     At December 31, 2007 and 2006, amounts due from affiliates were $4,051 thousand and $2,831 thousand, respectively, related to the net expenses discussed previously. These receivables exclude affiliated reinsurance balances discussed in Note 6.

     See Notes 2, 5 and 6 for additional related party transactions.

13.  RESTATEMENT

     As discussed in Note 6, the Company has ceded risks related to guaranteed minimum benefit riders written by the Company to an affiliate. Prior to 2007, the Company accounted for these reinsurance treaties in the same manner as the related direct guaranteed minimum benefit rider. Subsequent to the issuance of the 2006 financial statements, the Company determined that a portion of the minimum benefit guarantee within the reinsurance contract was an embedded derivative which should be measured at fair value. As such, the Company has restated its financial statements for the years ended December 31, 2006 and 2005 to properly reflect the embedded derivatives at fair values. The impact to the Company's financial statements for the years ended December 31, 2006 and 2005 was an increase to net realized losses of $5,000 thousand and $1,000 thousand, respectively. In addition, the impact to the Company's financial statements for the year ended December 31, 2006 was an increase to policyholder benefits and claims of $1,000 thousand and a decrease to other expenses of $2,000 thousand. The resulting impact to the Company's net income for the years ended December 31, 2006 and 2005 was a reduction of $3,000 thousand and $1,000 thousand, respectively. The related impact on the Company's balance sheet at December 31, 2006 was a reduction to premiums and other receivables of $7,000 thousand, an increase to DAC of $2,000 thousand and a decrease to deferred income tax liability of $1,000 thousand.

     A summary of the effects of these restatements on the Company's financial statements is as follows:

                                                           DECEMBER 31, 2006
                                                      ---------------------------
                                                      AS PREVIOUSLY
                                                         REPORTED     AS RESTATED
                                                      -------------   -----------
                                                             (IN THOUSANDS)
ASSETS:
  Premiums and other receivables....................    $  628,893     $  621,893
  Deferred policy acquisitions and value of business
     acquired.......................................    $   78,931     $   80,931
  Total assets......................................    $2,210,162     $2,205,162
LIABILITIES:
  Deferred income tax liability.....................    $   18,866     $   17,866
  Total liabilities.................................    $2,067,066     $2,066,066
STOCKHOLDER'S EQUITY:
  Retained earnings.................................    $   20,925     $   16,925
  Total stockholder's equity........................    $  143,096     $  139,096
  Total liabilities and stockholder's equity........    $2,210,162     $2,205,162

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 13) -- (CONTINUED)

                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                DECEMBER 31, 2006             DECEMBER 31, 2005
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
                                                                 (IN THOUSANDS)
REVENUES:
  Net investment gains (losses)..........     $(1,447)       $(6,447)       $(1,694)       $(2,694)
  Total revenues.........................     $60,963        $55,963        $46,905        $45,905
EXPENSES:
  Policyholder benefits and claims.......     $ 8,095        $ 9,095
  Other expenses.........................     $11,093        $ 9,093
  Total expenses.........................     $50,560        $49,560
Income before provision for income tax...     $10,403        $ 6,403        $ 7,763        $ 6,763
Provision for income tax.................     $ 2,618        $ 1,618        $ 2,397        $ 2,397
Net income...............................     $ 7,785        $ 4,785        $ 5,366        $ 4,366



                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                DECEMBER 31, 2006             DECEMBER 31, 2005
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
                                                                 (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income.............................     $  7,785       $  4,785        $5,366         $4,366
  (Gains) losses from sales of
     investments, net....................     $  1,448       $  6,448        $1,738         $2,738
  Change in premiums and other
     receivables.........................     $(51,127)      $(50,127)
  Change in deferred policy acquisition
     costs, net..........................     $(37,860)      $(39,860)
  Change in income tax payable...........     $  3,234       $  2,234        $2,874         $2,874

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        CONSOLIDATED FINANCIAL STATEMENTS

              for the Years Ended December 31, 2007, 2006 and 2005 and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of General American Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007, and changed its method of accounting for defined benefit pension and other postretirement plans as required by accounting guidance adopted on December 31, 2006.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
April 14, 2008

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                    2007      2006
                                                                  -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $16,422 and $15,282,
     respectively)..............................................  $17,317   $16,134
  Equity securities available-for-sale, at estimated fair value
     (cost: $187 and $205, respectively)........................      168       210
  Mortgage loans on real estate.................................    1,073       971
  Policy loans..................................................    2,716     2,664
  Real estate and real estate joint ventures held-for-
     investment.................................................       55        56
  Other limited partnership interests...........................       33        20
  Short-term investments........................................      312       435
  Other invested assets.........................................    4,735     4,068
                                                                  -------   -------
     Total investments..........................................   26,409    24,558
Cash and cash equivalents.......................................      507       357
Accrued investment income.......................................      185       183
Premiums and other receivables..................................    3,482     3,256
Deferred policy acquisition costs and value of business
  acquired......................................................    3,650     3,388
Current income tax recoverable..................................       86       168
Other assets....................................................      327       339
Separate account assets.........................................    2,097     2,210
                                                                  -------   -------
     Total assets...............................................  $36,743   $34,459
                                                                  =======   =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits........................................  $11,285   $10,291
  Policyholder account balances.................................   10,791    10,398
  Other policyholder funds......................................    2,492     2,202
  Policyholder dividends payable................................      102       108
  Short-term debt -- affiliated.................................       50        --
  Long-term debt................................................      628       408
  Collateral financing arrangements.............................      850       850
  Junior subordinated debt securities...........................      399       399
  Shares subject to mandatory redemption........................      159       159
  Deferred income tax liability.................................      973     1,022
  Payables for collateral under securities loaned and other
     transactions...............................................    1,438     1,642
  Other liabilities.............................................    2,201     1,736
  Separate account liabilities..................................    2,097     2,210
                                                                  -------   -------
     Total liabilities..........................................   33,465    31,425
                                                                  -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 14)
STOCKHOLDER'S EQUITY:
Common stock, par value $1.00 per share; 5,000,000 shares
  authorized; 3,000,000 shares issued and outstanding...........        3         3
Additional paid-in capital......................................    1,849     1,839
Retained earnings...............................................      969       775
Accumulated other comprehensive income..........................      457       417
                                                                  -------   -------
     Total stockholder's equity.................................    3,278     3,034
                                                                  -------   -------
     Total liabilities and stockholder's equity.................  $36,743   $34,459
                                                                  =======   =======




          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                             2007     2006     2005
                                                            ------   ------   ------
REVENUES
Premiums..................................................  $5,218   $4,647   $4,179
Universal life and investment-type product policy fees....     188      226      149
Net investment income.....................................   1,419    1,302    1,171
Other revenues............................................     104       67       57
Net investment gains (losses).............................    (268)     (14)      57
                                                            ------   ------   ------
     Total revenues.......................................   6,661    6,228    5,613
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................   4,474    3,935    3,714
Interest credited to policyholder account balances........     409      405      374
Policyholder dividends....................................     163      170      171
Other expenses............................................   1,293    1,361    1,147
                                                            ------   ------   ------
     Total expenses.......................................   6,339    5,871    5,406
                                                            ------   ------   ------
Income before provision for income tax....................     322      357      207
Provision for income tax..................................     123      125       66
                                                            ------   ------   ------
Net income................................................  $  199   $  232   $  141
                                                            ======   ======   ======




          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                          ACCUMULATED OTHER COMPREHENSIVE INCOME
                                                                        -----------------------------------------
                                                                              NET          FOREIGN       DEFINED
                                                ADDITIONAL                UNREALIZED       CURRENCY      BENEFIT
                                       COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION      PLANS
                                       STOCK      CAPITAL    EARNINGS   GAINS (LOSSES)    ADJUSTMENT   ADJUSTMENT    TOTAL
                                      -------   ----------   --------   --------------   -----------   ----------   -------
Balance at January 1, 2005..........  $     3    $  1,843     $  428      $       356    $        38    $      (6)  $ 2,662
Sale of subsidiary..................                    7                                                                 7
Equity transactions of majority
  owned subsidiary..................                  (14)                                                              (14)
Dividends on common stock...........                             (13)                                                   (13)
Comprehensive income:
  Net income........................                             141                                                    141
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                               75                                    75
     Foreign currency translation
       adjustments, net of income
       tax..........................                                                               3                      3
     Additional minimum pension
       liability adjustment, net of
       income tax...................                                                                            2         2
                                                                                                                    -------
     Other comprehensive income
       (loss).......................                                                                                     80
                                                                                                                    -------
  Comprehensive income..............                                                                                    221
                                      -------    --------     ------      -----------    -----------    ---------   -------
Balance at December 31, 2005........        3       1,836        556              431             41           (4)    2,863
Sale of subsidiary..................                   (9)                                                               (9)
Equity transactions of majority
  owned subsidiary..................                   12                                                                12
Dividends on common stock...........                             (13)                                                   (13)
Comprehensive income:
  Net income........................                             232                                                    232
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                              (62)                                  (62)
     Foreign currency translation
       adjustments, net of income
       tax..........................                                                              11                     11
     Additional minimum pension
       liability adjustment, net of
       income tax...................                                                                            1         1
                                                                                                                    -------
     Other comprehensive income
       (loss).......................                                                                                    (50)
                                                                                                                    -------
  Comprehensive income..............                                                                                    182
                                                                                                                    -------
  Adoption of SFAS 158, net of
     income tax.....................                                                                           (1)       (1)
                                      -------    --------     ------      -----------    -----------    ---------   -------
Balance at December 31, 2006........        3       1,839        775              369             52           (4)    3,034
Cumulative effect of a change in
  accounting principle, net of
  income tax (Note 1)...............                              (5)                                                    (5)
                                      -------    --------     ------      -----------    -----------    ---------   -------
Balance at January 1, 2007..........        3       1,839        770              369             52           (4)    3,029
Equity transactions of majority
  owned subsidiary..................                   10                                                                10
Comprehensive income:
  Net income........................                             199                                                    199
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.......                                              (21)                                  (21)
     Foreign currency translation
       adjustments, net of income
       tax..........................                                                              60                     60
     Defined benefit plans
       adjustment, net of income
       tax..........................                                                                            1         1
                                                                                                                    -------
     Other comprehensive income
       (loss).......................                                                                                     40
                                                                                                                    -------
  Comprehensive income..............                                                                                    239
                                      -------    --------     ------      -----------    -----------    ---------   -------
Balance at December 31, 2007........       $3      $1,849       $969             $348           $112          $(3)   $3,278
                                      =======    ========     ======      ===========    ===========    =========   =======




          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                            2007      2006      2005
                                                          -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..............................................  $   199   $   232   $   141
Adjustments to reconcile net income to net cash provided
  by operating activities:
     Depreciation and amortization expenses.............        7         8        12
     Amortization of premiums and accretion of discounts
       associated with investments, net.................      (33)      (13)      (11)
     (Gains) losses from sales of investments and
       businesses, net..................................      268        14       (57)
     Interest credited to policyholder account
       balances.........................................      409       405       374
     Universal life and investment-type product policy
       fees.............................................     (188)     (226)     (149)
     Change in premiums and other receivables...........     (226)     (511)      (25)
     Change in deferred policy acquisition costs, net...     (339)     (306)     (219)
     Change in insurance-related liabilities............    1,348       963       874
     Change in income tax payable.......................       65       194       (14)
     Change in other assets.............................      117        87       (93)
     Change in other liabilities........................      432        97        52
     Other, net.........................................        3       (24)       (2)
                                                          -------   -------   -------
Net cash provided by operating activities...............    2,062       920       883
                                                          -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities..........................    2,974     4,623     5,353
     Equity securities..................................       34        68        --
     Mortgage loans on real estate......................       26        87       194
     Real estate and real estate joint ventures.........        1        --         6
     Other limited partnership interests................        1         5         2
  Purchases of:
     Fixed maturity securities..........................   (4,116)   (6,056)   (6,686)
     Equity securities..................................      (12)      (40)      (28)
     Mortgage loans on real estate......................     (129)     (160)      (38)
     Real estate and real estate joint ventures.........       (1)       (3)       (1)
     Other limited partnership interests................      (19)       --        --
  Net change in short-term investments..................      123      (282)      (67)
  Proceeds from sales of businesses, net of cash
     disposed of $0, $5 and $0, respectively............       --        71        37
  Net change in other invested assets...................     (976)     (705)     (521)
  Other, net............................................      (43)      (50)      (18)
                                                          -------   -------   -------
Net cash used in investing activities...................  $(2,137)  $(2,442)  $(1,767)
                                                          -------   -------   -------




          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                             2007     2006     2005
                                                            ------   ------   ------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.............................................  $1,147   $1,446   $1,424
     Withdrawals..........................................    (986)    (828)    (953)
  Net change in payables for collateral under securities
     loaned and other transactions........................    (204)     259      (78)
  Net change in short-term debt -- affiliated.............      50       --       --
  Long-term debt issued...................................     297       --       --
  Long-term debt repaid...................................     (79)    (100)      (3)
  Collateral financing arrangements issued................      --      850       --
  Capital contribution from parent from sales of
     subsidiaries, net....................................      --       --        7
  Junior subordinated debt securities issued..............      --       --      397
  Dividends on common stock...............................      --      (13)     (13)
  Debt issuance costs.....................................      --      (13)      (6)
  Other, net..............................................      --       10        5
                                                            ------   ------   ------
Net cash provided by financing activities.................     225    1,611      780
                                                            ------   ------   ------
Change in cash and cash equivalents.......................     150       89     (104)
Cash and cash equivalents, beginning of year..............     357      268      372
                                                            ------   ------   ------
CASH AND CASH EQUIVALENTS, END OF YEAR....................  $  507   $  357   $  268
                                                            ======   ======   ======
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.............................................  $  129   $   73   $   48
                                                            ======   ======   ======
     Income tax...........................................  $  (85)  $   --   $  143
                                                            ======   ======   ======
  Non-cash transactions during the year:
     Business dispositions:
       Assets disposed....................................  $   --   $  321   $   40
       Less: liabilities disposed.........................      --      236        3
                                                            ------   ------   ------
       Net assets disposed................................      --       85       37
       Less: cash disposed................................      --        5       --
                                                            ------   ------   ------
       Business dispositions, net of cash disposed........  $   --   $   80   $   37
                                                            ======   ======   ======
     Return of capital to parent from sale of subsidiary..  $   --   $   (9)  $   --
                                                            ======   ======   ======




          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     General American Life Insurance Company ("General American") and its subsidiaries (collectively the "Company"), is a wholly-owned subsidiary of GenAmerica Financial, LLC ("GenAmerica" or the "Holding Company"). General American is a Missouri corporation incorporated in 1933. GenAmerica is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"), which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

     The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals, group insurance and reinsurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in forty-nine states, ten Canadian provinces, Puerto Rico, and the District of Columbia. Through its subsidiaries, the Company has operations in Europe, Pacific Rim countries, Latin America, Africa and Australia.

     On May 1, 2006, the Company sold its wholly-owned subsidiary, Paragon Life Insurance Company ("Paragon"), to its ultimate parent, MetLife. Immediately following the sale, Paragon was merged with and into MLIC. Paragon is included in the accompanying consolidated financial statements until the date of its sale. See Note 2.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of General American and its subsidiaries, including Reinsurance Group of America, Incorporated ("RGA"). Intercompany accounts and transactions have been eliminated.

     General American owned approximately 52% of RGA in 2007 and 53% in 2006 and 2005. See Note 14.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $1,534 million and $1,347 million at December 31, 2007 and 2006, respectively.

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2007 presentation. Such reclassifications include $850 million relating to long-term debt reclassified to collateral financing arrangements on the consolidated balance sheet at December 31, 2006 and the consolidated statement of cash flows for the year ended December 31, 2006. See Note 10 for a description of the transaction.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)  investment impairments;

          (iii) the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

          (v)   the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii) the liability for future policyholder benefits;

          (viii) accounting for income taxes and the valuation of deferred tax assets;

          (ix)  accounting for reinsurance transactions;

          (x)   accounting for employee benefit plans; and

          (xi)  the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's investments are in fixed maturity and equity securities, mortgage loans on real estate, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          The Company purchases and receives beneficial interests in special purpose entities ("SPEs"), which enhance the Company's total return on its investment portfolio principally by providing equity-based returns on debt securities. These investments are generally made through structured notes and similar instruments (collectively, "Structured Investment Transactions"). The Company has not guaranteed the performance, liquidity or obligations of the SPEs and its exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company does not consolidate such SPEs as it has determined it is not the primary beneficiary. These Structured Investment Transactions are included in fixed maturity securities and their income is generally recognized using the retrospective interest method. Impairments of these investments are included in net investment gains (losses).

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of funds withheld at interest. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies, and equal to the net statutory reserves, are withheld and continue to be legally owned by the ceding companies. The Company records a funds withheld receivable rather than the underlying investments. The Company recognizes interest on funds withheld at rates defined by the treaty terms which may be contractually specified or directly related to the investment portfolio and records it in net investment income. Other invested assets also include stand-alone derivatives with positive fair values and the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g., loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain structured investment transactions, real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards and futures, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses) or interest credited to policyholder balances. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) or interest credited to policyholder balances. Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) or interest credited to policyholder account balances, if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $106 million and $105 million at December 31, 2007 and 2006, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $71 million at both December 31, 2007 and 2006, respectively. Related depreciation and amortization expense was $7 million for each of the years ended December 31, 2007, 2006 and 2005.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $59 million and $56 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $37 million and $30 million at December 31, 2007 and 2006, respectively. Related amortization expense was $7 million, $6 million and $11 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses,

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance and traditional group life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. For participating contracts, future gross margins are also dependent upon changes in the policyholder dividend obligation. Of these factors, the Company anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair value is determined using a market multiple, a discounted cash flow model, or a cost approach. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES interest rate, ranging from 3% to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 3% to 7%.

     Participating business represented approximately 30% and 31% of General American's life insurance in-force, and 52% and 56% of the number of its life insurance policies in-force, at December 31, 2007 and 2006, respectively. Participating policies represented approximately 95%, 99% and 98% of gross life insurance premiums for the years ended December 31, 2007, 2006 and 2005, respectively. Total premiums for General American were $302 million, $299 million and $311 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities is 5%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's 500 Index experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to (i) policy account values, which consist of an accumulation of gross premium payments and (ii) credited interest, ranging from 3% to 6%, less expenses, mortality charges, and withdrawals.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death and disability claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Policyholder Dividends

     Policyholder dividends are approved annually by General American's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by General American.

  Income Taxes

     General American joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Non-includable subsidiaries file either a separate individual corporate tax returns or separate consolidated tax returns.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 13) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive contracts are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  Employee Benefit Plans

     The Company's employees, who meet specified eligibility requirements, participate in pension, other postretirement and postemployment plans in various forms. These benefit plans are accounted for following the guidance outlined in Statement of Financial Accounting Standards ("SFAS") No. 87, Employers' Accounting for Pensions ("SFAS 87"), SFAS No. 106, Employers Accounting for Postretirement Benefits Other Than Pensions, SFAS No. 112, Employers Accounting for Postemployment Benefits -- An Amendment of FASB Statements No. 5 and No. 43 and as of December 31, 2006, SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and SFAS No. 132(r) ("SFAS 158"). The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates, and mortality. Management, in consultation with its external actuarial firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

     As described more fully in "Adoption of New Accounting Pronouncements", effective December 31, 2006, the Company adopted SFAS 158. Effective with the adoption of SFAS 158 on December 31, 2006, the Company recognizes the funded status of the benefit obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs as of December 31, 2006 are now charged, net of income tax, to accumulated other comprehensive income. Additionally, these changes eliminated the additional minimum pension liability provisions of SFAS 87.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

     As a result of the implementation of FIN 48, the Company recognized a $6 million increase in the liability for unrecognized tax benefits and a $5 million increase in the interest liability for unrecognized tax benefits, offset by $11 million of minority interest, resulting in no corresponding change to the January 1, 2007 balance of retained earnings. See also Note 13.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of ($5) million, net of income tax of ($3) million, which was recorded as a reduction to retained earnings.

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2006, the Company adopted SFAS 158. The pronouncement revises financial reporting standards for defined benefit pension and other postretirement plans by requiring the:

          (i) recognition in the statement of financial position of the funded status of defined benefit plans measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation for pension plans and the accumulated postretirement benefit obligation for other postretirement plans;

          (ii) recognition as an adjustment to accumulated other comprehensive income (loss), net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and net asset or obligation at transition that have not yet been included in net periodic benefit costs as of the end of the year of adoption;

          (iii) recognition of subsequent changes in funded status as a component of other comprehensive income;

          (iv) measurement of benefit plan assets and obligations as of the date of the statement of financial position; and

          (v) disclosure of additional information about the effects on the employer's statement of financial position.

     The adoption of SFAS 158 resulted in a reduction of $1 million, net of income tax, to accumulated other comprehensive income, which is included as a component of total consolidated stockholder's equity. As the Company's measurement date for its pension and other postretirement benefit plans is already December 31 there was no impact of adoption due to changes in measurement date. See also "Summary of Significant Accounting Policies and Critical Accounting Estimates" and Note 15.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133"), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

            (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

            (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

            (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

            (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively Emerging Issues Task Force ("EITF") Issue No. 05-7, Accounting for Modifications to Conversion Options Embedded in Debt Instruments and Related Issues ("EITF 05-7"). EITF 05-7 provides guidance on whether a modification of conversion options embedded in debt results in an extinguishment of that debt. In certain situations, companies may change the terms of an embedded

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES conversion option as part of a debt modification. The EITF concluded that the change in the fair value of an embedded conversion option upon modification should be included in the analysis of EITF Issue No. 96-19, Debtor's Accounting for a Modification or Exchange of Debt Instruments, to determine whether a modification or extinguishment has occurred and that a change in the fair value of a conversion option should be recognized upon the modification as a discount (or premium) associated with the debt, and an increase (or decrease) in additional paid-in capital. The adoption of EITF 05-7 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted EITF Issue No. 05-8, Income Tax Consequences of Issuing Convertible Debt with a Beneficial Conversion Feature ("EITF 05-8"). EITF 05-8 concludes that: (i) the issuance of convertible debt with a beneficial conversion feature results in a basis difference that should be accounted for as a temporary difference; and (ii) the establishment of the deferred tax liability for the basis difference should result in an adjustment to additional paid-in capital. EITF 05-8 was applied retrospectively for all instruments with a beneficial conversion feature accounted for in accordance with EITF Issue No. 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF Issue No. 00-27, Application of Issue No. 98-5 to Certain Convertible Instruments. The adoption of EITF 05-8 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Effective July 1, 2005, the Company adopted EITF Issue No. 05-6, Determining the Amortization Period for Leasehold Improvements ("EITF 05-6"). EITF 05-6 provides guidance on determining the amortization period for leasehold improvements acquired in a business combination or acquired subsequent to lease inception. As required by EITF 05-6, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. While the Company does not expect such changes in valuation to have a material impact on the Company's financial statements at January 1, 2008, the addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1") . Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

2.  DISPOSITIONS

     On May 1, 2006, the Company sold Paragon to its ultimate parent, MetLife. The Company received consideration of $71 million, net of cash sold of $5 million. Immediately following the sale, MetLife merged Paragon with and into MLIC. The amount received below book value was recorded as a return of capital to MLIC of $9 million. Total assets and total liabilities of Paragon at December 31, 2005 were $727 million and $643 million, respectively. Total revenues of Paragon included in the Company's consolidated revenues were $23 million and $61 million for the years ended December 31, 2006 and 2005, respectively.

     In March 2005, the Company sold its White Oak and Krisman subsidiaries to MLIC for consideration of $44 million. The amount received above book value was recorded as a capital contribution from MLIC of $7 million.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Total assets and total liabilities of the entities sold at December 31, 2004 were $40 million and $3 million, respectively. Total revenues of the entities sold included in the Company's consolidated revenues were less than $1 million for the year ended December 31, 2005.

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                       DECEMBER 31, 2007
                                        ----------------------------------------------
                                                        GROSS
                                         COST OR      UNREALIZED
                                        AMORTIZED   -------------    ESTIMATED    % OF
                                           COST      GAIN    LOSS   FAIR VALUE   TOTAL
                                        ---------   ------   ----   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities.............   $ 5,940    $  129   $163     $ 5,906     34.1%
Foreign government securities.........     2,486       868      8       3,346     19.3
Residential mortgage-backed
  securities..........................     3,142        25     26       3,141     18.2
Foreign corporate securities..........     1,986       170     39       2,117     12.2
Commercial mortgage-backed
  securities..........................     1,517        20     19       1,518      8.8
Asset-backed securities...............       820         2     48         774      4.5
U.S. Treasury/agency securities.......       372        14     --         386      2.2
State and political subdivision
  securities..........................        56        --      1          55      0.3
Other fixed maturity securities.......       103        --     29          74      0.4
                                         -------    ------   ----     -------    -----
  Total fixed maturity securities.....   $16,422    $1,228   $333     $17,317    100.0%
                                         =======    ======   ====     =======    =====
Non-redeemable preferred stocks.......   $   159    $    2   $ 21     $   140     83.3%
Common stocks.........................        28        --     --          28     16.7
                                         -------    ------   ----     -------    -----
  Total equity securities.............   $   187    $    2   $ 21     $   168    100.0%
                                         =======    ======   ====     =======    =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                       DECEMBER 31, 2006
                                        ----------------------------------------------
                                                        GROSS
                                         COST OR      UNREALIZED
                                        AMORTIZED   -------------    ESTIMATED    % OF
                                           COST      GAIN    LOSS   FAIR VALUE   TOTAL
                                        ---------   ------   ----   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities.............   $ 5,714    $  153   $ 71     $ 5,796     35.9%
Foreign government securities.........     1,947       687      5       2,629     16.3
Residential mortgage-backed
  securities..........................     3,158        13     33       3,138     19.5
Foreign corporate securities..........     1,519       153     13       1,659     10.3
Commercial mortgage-backed
  securities..........................     1,259        14     14       1,259      7.8
Asset-backed securities...............       854         4      2         856      5.3
U.S. Treasury/agency securities.......       657         3      5         655      4.1
State and political subdivision
  securities..........................        72         1      1          72      0.4
Other fixed maturity securities.......       102        --     32          70      0.4
                                         -------    ------   ----     -------    -----
  Total fixed maturity securities.....   $15,282    $1,028   $176     $16,134    100.0%
                                         =======    ======   ====     =======    =====
Non-redeemable preferred stocks.......   $   191    $    4   $  2     $   193     91.9%
Common stocks.........................        14         3     --          17      8.1
  Total equity securities.............   $   205    $    7   $  2     $   210    100.0%
                                         =======    ======   ====     =======    =====



     The Company held foreign currency derivatives with notional amounts of $839 million and $670 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $285 million and $349 million, respectively, and unrealized losses of $28 million and less than $1 million, respectively. These securities are classified within asset-backed securities in the immediately preceding table. At December 31, 2007, 14% have been guaranteed by financial guarantors, of which 27% was guaranteed by financial guarantors who remain Aaa rated through March 2008. Overall, at December 31, 2007, $729 million of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $375 million, $227 million and $127 million at December 31, 2007, are included within asset-backed securities, corporate securities and state and political subdivision securities, respectively, and 86% were guaranteed by financial guarantors who remained Aaa rated through March 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $488 million and $452 million at December 31, 2007 and 2006, respectively. These securities had net unrealized gains of $4 million and $18 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were less than $1 million at December 31, 2007. There were no non-income producing fixed maturity securities at December 31, 2006. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million at December 31, 2007.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................   $   269      $   276     $   326      $   331
Due after one year through five years...     2,290        2,348       2,052        2,103
Due after five years through ten years..     2,615        2,668       2,649        2,680
Due after ten years.....................     5,769        6,592       4,984        5,767
                                           -------      -------     -------      -------
  Subtotal..............................    10,943       11,884      10,011       10,881
Mortgage-backed and other asset-backed
  securities............................     5,479        5,433       5,271        5,253
                                           -------      -------     -------      -------
  Total fixed maturity securities.......   $16,422      $17,317     $15,282      $16,134
                                           =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Proceeds............................................  $2,572   $3,989   $5,608
Gross investment gains..............................  $   36   $   47   $   99
Gross investment losses.............................  $  (59)  $  (67)  $  (65)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                  DECEMBER 31, 2007
                                     ---------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                                                         THAN
                                       LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                     -----------------------   -----------------------   -----------------------
                                                     GROSS                     GROSS                     GROSS
                                      ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                     FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                     ----------   ----------   ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities..........    $1,914        $105        $1,048        $ 58        $2,962        $163
Foreign government securities......       231           3           101           5           332           8
Residential mortgage-backed
  securities.......................       690          14           705          12         1,395          26
Foreign corporate securities.......       510          23           254          16           764          39
Commercial mortgage-backed
  securities.......................       154           6           529          13           683          19
Asset-backed securities............       557          37           117          11           674          48
U.S. Treasury/agency securities....         1          --            --          --             1          --
State and political subdivision
  securities.......................        28           1            15          --            43           1
Other fixed maturity securities....        74          29            --          --            74          29
                                       ------        ----        ------        ----        ------        ----
  Total fixed maturity securities..    $4,159        $218        $2,769        $115        $6,928        $333
                                       ======        ====        ======        ====        ======        ====
Equity securities..................    $   92        $ 19        $   15        $  2        $  107        $ 21
                                       ======        ====        ======        ====        ======        ====
Total number of securities in an
  unrealized loss position.........     1,160                       607
                                       ======                    ======




                                                                  DECEMBER 31, 2006
                                     ---------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                                                         THAN
                                       LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                     -----------------------   -----------------------   -----------------------
                                                     GROSS                     GROSS                     GROSS
                                      ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                     FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                     ----------   ----------   ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities..........    $1,397         $19        $1,322        $ 52        $2,719        $ 71
Foreign government securities......       267           4            31           1           298           5
Residential mortgage-backed
  securities.......................       855           7         1,267          26         2,122          33
Foreign corporate securities.......       407           8           139           5           546          13
Commercial mortgage-backed
  securities.......................       319           1           508          13           827          14
Asset-backed securities............       272           1            60           1           332           2
U.S. Treasury/agency securities....       458           4            60           1           518           5
State and political subdivision
  securities.......................        29          --            13           1            42           1
Other fixed maturity securities....        71          32            --          --            71          32
                                       ------         ---        ------        ----        ------        ----
  Total fixed maturity securities..    $4,075         $76        $3,400        $100        $7,475        $176
                                       ======         ===        ======        ====        ======        ====
Equity securities..................    $   49         $ 1        $   16        $  1        $   65        $  2
                                       ======         ===        ======        ====        ======        ====
Total number of securities in an
  unrealized loss position.........       907                       676
                                       ======                    ======


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2007
                                          ------------------------------------------------------------
                                           COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                 COST                 LOSS              SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months....................    $2,388     $159       $ 94       $43       550        88
Six months or greater but less than nine
  months................................     1,243       10         64         3       340         8
Nine months or greater but less than
  twelve months.........................       715       --         40        --       186        --
Twelve months or greater................     2,864       10        107         3       595         4
                                            ------     ----       ----       ---
  Total.................................    $7,210     $179       $305       $49
                                            ======     ====       ====       ===




                                                                DECEMBER 31, 2006
                                          ------------------------------------------------------------
                                           COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                 COST                 LOSS              SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months....................    $3,369      $ 8       $ 58       $ 2       621         4
Six months or greater but less than nine
  months................................       184       --          3        --        78        --
Nine months or greater but less than
  twelve months.........................       640       --         14        --       204        --
Twelve months or greater................     3,516        1        101        --       675         1
                                            ------      ---       ----       ---
  Total.................................    $7,709      $ 9       $176       $ 2
                                            ======      ===       ====       ===



     At December 31, 2007 and 2006, $305 million and $176 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 2%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $49 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. Of such unrealized losses of $49 million, $43 million related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $2 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 22% of the cost or amortized cost of such securities. All such unrealized losses related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held no fixed maturity and equity securities with a gross unrealized loss at December 31, 2007 of greater than $10 million. The Company held one fixed maturity security with a gross unrealized loss at December 31, 2006 of equal to or greater than $10 million. This security represented 6%, or $10 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2007 and 2006, the Company had $354 million and $178 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
SECTOR:
U.S. corporate securities....................................    46%    40%
Asset-backed securities......................................    14      1
Foreign corporate securities.................................    11      7
Residential mortgage-backed securities.......................     7     19
Commercial mortgage-backed securities........................     5      8
Other........................................................    17     25
                                                                ---    ---
  Total......................................................   100%   100%
                                                                ===    ===
INDUSTRY:
Finance......................................................    37%    11%
Asset-backed.................................................    14      1
Mortgage-backed..............................................    12     27
Utility......................................................     8     13
Industrial...................................................     6     16
Government...................................................     2      6
Other........................................................    21     26
                                                                ---    ---
  Total......................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $1,372 million and $1,566 million and an estimated fair value of $1,392 million and $1,587 million were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $1,434 million and $1,640 million at December 31, 2007 and 2006, respectively. There was no security collateral on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006.

  ASSETS ON DEPOSIT AND HELD IN TRUST AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $1,368 million and $1,009 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity securities. Company securities held in trust to satisfy collateral requirements had a cost or amortized cost of $2,307 million and $2,228 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as
collateral for various derivative transactions as described in            Note
4.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................  $1,033      96%     $925       95%
Agricultural mortgage loans...................      42       4        46        5
                                                ------     ---      ----      ---
  Total.......................................   1,075     100%      971      100%
                                                           ===                ===
Less: Valuation allowances....................       2                --
                                                ------              ----
  Mortgage loans on real estate...............  $1,073              $971
                                                ======              ====



     Mortgage loans on real estate are collateralized by properties primarily located in the United States. At December 31, 2007, 22%, 12% and 7% of the value of the Company's mortgage loans on real estate were collateralized by property located in California, Florida and Illinois, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage loans on real estate is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2007      2006      2005
                                                         ----      ----      ----
                                                               (IN MILLIONS)
Balance at January 1,..................................   $--       $ 1       $ 3
Additions..............................................     2        --        --
Deductions.............................................    --        (1)       (2)
                                                          ---       ---       ---
Balance at December 31,................................   $ 2       $--       $ 1
                                                          ===       ===       ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $6     $ 6
Less: Valuation allowances on impaired loans.................    2      --
                                                                --     ---
  Impaired loans.............................................   $4     $ 6
                                                                ==     ===



     The average investment on impaired loans was $6 million, $1 million and $3 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Real estate..................................................  $ 68   $ 68
Accumulated depreciation.....................................   (16)   (14)
                                                               ----   ----
Net real estate..............................................    52     54
Real estate joint ventures...................................     3      2
                                                               ----   ----
  Total real estate holdings.................................  $ 55   $ 56
                                                               ====   ====



     All of the Company's real estate holdings are classified as held-for-investment. Related depreciation expense on real estate was $2 million, $1 million and $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Office........................................    $37       67%      $37       66%
Industrial....................................     16       29        17       30
Retail........................................      2        4         2        4
                                                  ---      ---       ---      ---
  Total real estate holdings..................    $55      100%      $56      100%
                                                  ===      ===       ===      ===



     The Company's real estate holdings are located in the United States. At December 31, 2007, 95% of the Company's real estate holdings were located in California.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $33 million and $20 million at December 31, 2007 and 2006, respectively. Included within other limited partnership interests at December 31, 2007 are $9 million of hedge funds. The Company had no hedge funds included within other limited partnership interests at December 31, 2006. For the year ended December 31, 2007, net investment

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES income from other limited partnership interests included a loss of less than $1 million, related to hedge funds. The Company did not have net investment income from other limited partnership interests related to hedge funds for the years ended December 31, 2006 and 2005.

  FUNDS WITHHELD AT INTEREST

     Funds withheld at interest, included in other invested assets, were $4,508 million and $3,806 million at December 31, 2007 and 2006, respectively.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Fixed maturity securities...........................  $  951   $  864   $  772
Equity securities...................................      15       16       11
Mortgage loans on real estate.......................      65       63       75
Policy loans........................................     164      154      159
Real estate and real estate joint ventures..........      11       12       11
Other limited partnership interests.................      (4)      (1)      (5)
Cash, cash equivalents and short-term investments...      29       17       11
Interest on funds held at interest..................     277      257      192
Other...............................................      16       16        9
                                                      ------   ------   ------
  Total investment income...........................   1,524    1,398    1,235
Less: Investment expenses...........................     105       96       64
                                                      ------   ------   ------
  Net investment income.............................  $1,419   $1,302   $1,171
                                                      ======   ======   ======



     For the years ended December 31, 2007 and 2006, there was no affiliated net investment income related to fixed maturity securities. For the year ended December 31, 2005, affiliated net investment income related to fixed maturity securities was less than $1 million and is included in the table above. For each of the years ended December 31, 2007 and 2006, affiliated investment expenses of $5 million are included in the table above. For the year ended December 31, 2005, there were no affiliated investment expenses. See Related Party Investment Transactions for discussion of affiliated net investment income related to short-term investments included in the table above.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                          2007   2006   2005
                                                         -----   ----   ----
                                                            (IN MILLIONS)
Fixed maturity securities..............................  $ (32)  $(27)  $ 32
Equity securities......................................     --      6     --
Mortgage loans on real estate..........................     (2)     1     10
Real estate and real estate joint ventures.............      1     --      4
Derivatives............................................   (257)     8    (15)
Other..................................................     22     (2)    26
                                                         -----   ----   ----
  Net investment gains (losses)........................  $(268)  $(14)  $ 57
                                                         =====   ====   ====



     For the years ended December 31, 2007 and 2005, affiliated net investment gains of less then $1 million and $29 million, respectively, are included in the table above. There were no affiliated net investment gains (losses) for the year ended December 31, 2006.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $9 million, $1 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities............................  $ 893   $ 852   $ 997
Equity securities....................................    (19)      5       2
Derivatives..........................................     (2)     (2)     (2)
Minority interest....................................   (150)   (159)   (171)
Other................................................    (28)    (20)    (39)
                                                       -----   -----   -----
  Subtotal...........................................    694     676     787
                                                       -----   -----   -----
Amounts allocated from DAC and VOBA..................    (97)    (27)    (45)
Deferred income tax..................................   (249)   (280)   (311)
                                                       -----   -----   -----
  Subtotal...........................................   (346)   (307)   (356)
                                                       -----   -----   -----
Net unrealized investment gains (losses).............  $ 348   $ 369   $ 431
                                                       =====   =====   =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The changes in net unrealized investment gains (losses) are as follows:

                                                            YEARS ENDED
                                                            DECEMBER 31,
                                                        -------------------
                                                        2007    2006   2005
                                                        ----   -----   ----
                                                           (IN MILLIONS)
Balance, January 1,...................................  $369   $ 431   $356
Unrealized investment gains (losses) during the year..    18    (111)    94
Unrealized gains (losses) relating to:
  DAC and VOBA........................................   (70)     18     42
  Deferred income tax.................................    31      31    (61)
                                                        ----   -----   ----
Balance, December 31,.................................  $348   $ 369   $431
                                                        ====   =====   ====
Net change in unrealized investment gains (losses)....  $(21)  $ (62)  $ 75
                                                        ====   =====   ====



  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to variable interest entities ("VIEs") for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                            DECEMBER 31, 2007
                                                         -----------------------
                                                         NOT PRIMARY BENEFICIARY
                                                         -----------------------
                                                                       MAXIMUM
                                                           TOTAL     EXPOSURE TO
                                                         ASSETS(1)     LOSS(2)
                                                         ---------   -----------
                                                              (IN MILLIONS)
Other limited partnership interest(3)..................    $    7        $ 5
Trust preferred securities(4)..........................     5,275         67
                                                           ------        ---
  Total................................................    $5,282        $72
                                                           ======        ===



--------

   (1) The assets of the other limited partnership interests and trust preferred securities are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss relating to other limited partnership interests and trust preferred securities is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

   (4) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $224 million and $238 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool, an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $15 million, $4 million and less than $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                           YEARS ENDED DECEMBER
                                                                    31,
                                                          ----------------------
                                                          2007     2006     2005
                                                          ----     ----     ----
                                                               (IN MILLIONS)
Estimated fair value of assets transferred to
  affiliates.........................................      $19      $--     $536
Amortized cost of assets transferred to affiliates...      $19      $--     $501
Net investment gains (losses) recognized on
  transfers..........................................      $--      $--     $ 35
Estimated fair value of assets transferred from
  affiliates.........................................      $10      $--     $382


4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                                  DECEMBER 31, 2007                 DECEMBER 31, 2006
                                           -------------------------------   -------------------------------
                                                         CURRENT MARKET                    CURRENT MARKET
                                                          OR FAIR VALUE                     OR FAIR VALUE
                                           NOTIONAL   --------------------   NOTIONAL   --------------------
                                            AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                           --------   ------   -----------   --------   ------   -----------
                                                                    (IN MILLIONS)
Interest rate swaps......................   $  422      $38        $ 1        $  359      $29        $ 2
Financial futures........................      213        1          2           213        2         --
Foreign currency swaps...................      226       --         11            31       --          4
Foreign currency forwards................      815       38         --           643       20         --
Financial forwards.......................       --       --         --            --       --          1
Credit default swaps.....................      395        1          2           241       --         --
                                            ------      ---        ---        ------      ---        ---
  Total..................................   $2,071      $78        $16        $1,487      $51        $ 7
                                            ======      ===        ===        ======      ===        ===



     The above table does not include notional amounts for equity futures and equity variance swaps. At December 31, 2007, the Company owned 160 equity futures. The Company did not own equity futures at December 31, 2006. Fair values of equity futures are included in financial futures in the preceding table. At both December 31, 2007 and 2006, the Company owned 4,500 equity variance swaps. Fair values of equity variance swaps are included in financial forwards in the preceding table.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                             REMAINING LIFE
                          ------------------------------------------------------------------------------------
                                               AFTER ONE YEAR      AFTER FIVE YEARS
                          ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS    TOTAL
                          ----------------   ------------------   -----------------   ---------------   ------
                                                              (IN MILLIONS)
Interest rate swaps.....       $   18               $ 91                 $ 66               $247        $  422
Financial futures.......          213                 --                   --                 --           213
Foreign currency swaps..           --                  5                   20                201           226
Foreign currency
  forwards..............          807                 --                   --                  8           815
Credit default swaps....           --                147                   23                225           395
                               ------               ----                 ----               ----        ------
  Total.................       $1,038               $243                 $109               $681        $2,071
                               ======               ====                 ====               ====        ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards and swaps to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                         DECEMBER 31, 2007                 DECEMBER 31, 2006
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)
Fair value......................   $   17      $--        $ 1        $    3      $--        $--
Cash flow.......................        4       --         --             9       --         --
Foreign operations..............      197       --          5            --       --         --
Non-qualifying..................    1,853       78         10         1,475       51          7
                                   ------      ---        ---        ------      ---        ---
  Total.........................   $2,071      $78        $16        $1,487      $51        $ 7
                                   ======      ===        ===        ======      ===        ===



     The Company recognized insignificant net investment income (expense) from settlement payments related to qualifying hedges for the years ended December 31, 2007, 2006 and 2005.

     The Company recognized net investment gains (losses) from settlement payments related to non-qualifying hedges of $3 million, $3 million, and $11 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  FAIR VALUE HEDGES

     The Company utilizes interest rate swaps to convert fixed rate investments to floating rate investments. The Company designates and accounts for these interest rate swaps as fair value hedges when they have met the requirements of SFAS 133.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2007      2006      2005
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Changes in the fair value of derivatives..............   $(1)      $--       $--
Changes in the fair value of the items hedged.........     1        --        --
                                                         ---       ---       ---
Net ineffectiveness of fair value hedging activities..   $--       $--       $--
                                                         ===       ===       ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) as the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized an insignificant amount in net investment gains (losses), which represent the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     For the years ended December 31, 2007 and 2006, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was insignificant. For the year ended December 31, 2005, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was ($2) million. At December 31, 2007, 2006 and 2005, the net amount accumulated in other comprehensive income (loss) relating to cash flow hedges was ($2) million.

     At December 31, 2007, insignificant amounts of the deferred net gains (losses) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded for the years ended December 31, 2007, 2006 and 2005.

     The Company's consolidated statement of stockholder's equity for the year ended December 31, 2007 includes gains (losses) of ($5) million related to foreign currency contracts used to hedge its net investments in foreign operations. The Company did not record any gains (losses) on foreign currency contracts for the years ended December 31, 2006 and 2005. At December 31, 2007, the cumulative foreign currency translation gain (loss) recorded in accumulated other comprehensive income related to these hedges was approximately ($5) million. There was no foreign currency translation gain (loss) recorded in 2006. When substantially all of the net investments in foreign operations are sold or liquidated, the amounts in accumulated other comprehensive income are reclassified to the consolidated statements of income, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

(iv) equity variance swaps, equity futures and interest rate futures to economically hedge liabilities embedded in certain variable annuity products; and (v) credit default swaps to synthetically create investments.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                       YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                       2007      2006      2005
                                                      -----      ----      ----
                                                            (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives.......................................  $(110)      $(3)     $(34)


  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include modified coinsurance contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Embedded derivatives assets..................................  $ 66    $57
Embedded derivatives liabilities.............................  $628    $52


     The following table presents changes in fair value related to embedded derivatives:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                          2007   2006   2005
                                                         -----   ----   ----
                                                            (IN MILLIONS)
Net investment gains (losses)..........................  $(150)  $  7   $  7
Interest credited to policyholder account balances.....  $ (66)  $(80)  $(45)


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require the accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $4 million and $2 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets.

     The Company has exchange traded futures, which require the pledging of collateral. At both December 31, 2007 and 2006, the Company pledged collateral of $2 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC    VOBA    TOTAL
                                                      ------   ----   ------
                                                           (IN MILLIONS)
Balance at January 1, 2005..........................  $2,617   $648   $3,265
  Capitalizations...................................     649     --      649
                                                      ------   ----   ------
     Subtotal.......................................   3,266    648    3,914
                                                      ------   ----   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      12      2       14
     Unrealized investment gains (losses)...........     (28)   (14)     (42)
     Other expenses.................................     652     31      683
                                                      ------   ----   ------
       Total amortization...........................     636     19      655
                                                      ------   ----   ------
  Less: Dispositions and other......................     120     --      120
                                                      ------   ----   ------
Balance at December 31, 2005........................   2,510    629    3,139
  Capitalizations...................................     761     --      761
                                                      ------   ----   ------
     Subtotal.......................................   3,271    629    3,900
                                                      ------   ----   ------
  Less: Amortization related to:
     Net investment gains (losses)..................       2     (2)      --
     Unrealized investment gains (losses)...........      (3)   (15)     (18)
     Other expenses.................................     570    (15)     555
                                                      ------   ----   ------
          Total amortization........................     569    (32)     537
                                                      ------   ----   ------
  Less: Dispositions and other......................     (52)    27      (25)
                                                      ------   ----   ------
Balance at December 31, 2006........................   2,754    634    3,388
  Effect of SOP 05-1 adoption.......................      (3)    (5)      (8)
  Capitalizations...................................     810     --      810
                                                      ------   ----   ------
     Subtotal.......................................   3,561    629    4,190
                                                      ------   ----   ------
  Less: Amortization related to:
     Net investment gains (losses)..................    (112)    (2)    (114)
     Unrealized investment gains (losses)...........      (1)    71       70
     Other expenses.................................     644     12      656
                                                      ------   ----   ------
          Total amortization........................     531     81      612
                                                      ------   ----   ------
  Less: Dispositions and other......................     (72)    --      (72)
                                                      ------   ----   ------
Balance at December 31, 2007........................  $3,102   $548   $3,650
                                                      ======   ====   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $39 million in 2008, $33 million in 2009, $33 million in 2010, $35 million in 2011 and $36 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

6.  GOODWILL

     Goodwill, which is included in other assets, is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2007   2006
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Balance at January 1,.......................................  $131   $134
Dispositions and other, net.................................    --     (3)
                                                              ----   ----
Balance at December 31,.....................................  $131   $131
                                                              ====   ====



7.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                      DECEMBER 31,
                                -------------------------------------------------------
                                                       POLICYHOLDER          OTHER
                                  FUTURE POLICY          ACCOUNT          POLICYHOLDER
                                     BENEFITS            BALANCES            FUNDS
                                -----------------   -----------------   ---------------
                                  2007      2006      2007      2006     2007     2006
                                -------   -------   -------   -------   ------   ------
                                                     (IN MILLIONS)
Group life....................  $    34   $    39   $    --   $    --   $    1   $    1
Retirement & savings..........       35        36        42        65       --       --
Non-medical health & other....      329       352        --        --        5        4
Traditional life..............    4,596     4,616        --        --      118      113
Universal variable life.......       64        65     3,079     3,069       58       59
Annuities.....................       87        76       886       926       --       --
Reinsurance...................    6,159     5,140     6,657     6,212    2,297    1,978
Other.........................      (19)      (33)      127       126       13       47
                                -------   -------   -------   -------   ------   ------
  Total.......................  $11,285   $10,291   $10,791   $10,398   $2,492   $2,202
                                =======   =======   =======   =======   ======   ======



     Affiliated future policy benefits, included in the table above, were less than $1 million at both December 31, 2007 and 2006. Affiliated policyholder account balances, included in the table above, were less than $1 million at both December 31, 2007 and 2006. Affiliated other policyholder funds, included in the table above, were ($227) million and ($163) million at December 31, 2007 and 2006, respectively.

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $2,020 million and $1,997 million at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $77 million and $213 million at December 31, 2007 and 2006, respectively. The average interest rate credited on these contracts was 4.14% and 4.02% at December 31, 2007 and 2006, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $57 million, $84 million and $113 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For each of the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     RGA issues fixed and floating rate obligations under its GIC program which are denominated in either U.S. dollars or foreign currencies. During the years ended December 31, 2007, 2006 and 2005, there were no new issuances by RGA under the GIC program. During the years ended December 31, 2007, 2006 and 2005, RGA repaid $5 million, $3 million and $23 million, respectively, of GICs under this program. At December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $15 million and $17 million, respectively. During each of the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which is included in interest credited to policyholder account balances, was $1 million.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and
(ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                           DECEMBER 31,
                                -----------------------------------------------------------------
                                              2007                              2006
                                -------------------------------   -------------------------------
                                IN THE EVENT OF         AT        IN THE EVENT OF         AT
                                     DEATH        ANNUITIZATION        DEATH        ANNUITIZATION
                                ---------------   -------------   ---------------   -------------
                                                          (IN MILLIONS)
ANNUITY CONTRACTS (1)
TWO TIER ANNUITIES
  General account value.......           N/A        $     286              N/A        $     296
  Net amount at risk (2)......           N/A        $      51(4)           N/A        $      53(4)
  Average attained age of
     contractholders..........           N/A         60 years              N/A         58 years


                                                           DECEMBER 31,
                                -----------------------------------------------------------------
                                              2007                              2006
                                -------------------------------   -------------------------------
                                   SECONDARY         PAID UP         SECONDARY         PAID UP
                                   GUARANTEES       GUARANTEES       GUARANTEES       GUARANTEES
                                ---------------   -------------   ---------------   -------------
                                                          (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE
  CONTRACTS (1)
Account value (general and
  separate account)...........     $   1,107              N/A        $   1,024              N/A
Net amount at risk (2)........     $  18,250(3)           N/A        $  19,066(3)           N/A
Average attained age of
  policyholders...............      57 years              N/A         56 years              N/A


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                 UNIVERSAL AND
                                                                 VARIABLE LIFE
                                                                   CONTRACTS
                                                                 -------------
                                                    ANNUITY
                                                   CONTRACTS
                                                 -------------
                                                   GUARANTEED
                                                 ANNUITIZATION     SECONDARY
                                                    BENEFITS       GUARANTEES    TOTAL
                                                 -------------   -------------   -----
                                                             (IN MILLIONS)
Balance at January 1, 2005.....................       $ 7             $ 5         $12
Incurred guaranteed benefits...................        --               1           1
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2005...................         7               6          13
Incurred guaranteed benefits...................        --              --          --
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2006...................         7               6          13
Incurred guaranteed benefits...................        --              --          --
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2007...................       $ 7             $ 6         $13
                                                      ===             ===         ===



     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Mutual Fund Groupings
  Equity.....................................................   $18    $16
  Bond.......................................................     1      1
  Balanced...................................................     2     --
  Money Market...............................................     2      3
                                                                ---    ---
     Total...................................................   $23    $20
                                                                ===    ===



8.  REINSURANCE

     General American's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. General American has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, General American reinsured up to 90% of the mortality risk for all new individual life insurance. This practice was initiated for different products starting at various points in time between the mid-1990's and 2000. During 2005, General American changed its retention practices for certain individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, General American reinsures up to 90% of the mortality risk in excess of $1 million for most new individual life insurance policies that it writes and for certain individual life policies the retention limits remained unchanged. On a case by case basis, General American may retain up to $2.5 million per life and reinsure 100% of amounts in excess of General American retention limits. RGA retains a maximum of $6 million of coverage per individual life with respect to its assumed business. The Company evaluates its reinsurance programs

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Direct premiums.....................................  $  412   $  415   $  445
Reinsurance assumed.................................   5,575    4,737    4,222
Reinsurance ceded...................................    (769)    (505)    (488)
                                                      ------   ------   ------
Net premiums........................................  $5,218   $4,647   $4,179
                                                      ======   ======   ======
Reinsurance recoverables netted against policyholder
  benefits and claims...............................  $  372   $  375   $  321
                                                      ======   ======   ======



     Reinsurance assumed premiums for the years ended December 31, 2007, 2006 and 2005 include $5,394 million, $4,735 million and $4,220 million, respectively, from RGA, a life reinsurer.

     Reinsurance recoverables, included in premiums and other receivables, were $1,246 million and $1,137 million at December 31, 2007 and 2006, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $331 million and $245 million at December 31, 2007 and 2006, respectively.

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including Exeter Reassurance Company, Ltd. ("Exeter Re"), MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company ("MLI USA"), Metropolitan Tower Life Insurance Company, New England Life Insurance Company, MLIC and Missouri Reinsurance (Barbados), Inc. ("Missouri Re"), all of which are related parties. At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $760 million and $227 million, respectively. At December 31, 2006, comparable assets and liabilities were $653 million and $171 million, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table reflects the related party reinsurance information recorded in income for the:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Assumed premiums.......................................  $129   $129   $129
Assumed benefits, included in policyholder benefits and
  claims...............................................  $194   $155   $174
Assumed benefits, included in policyholder dividends...  $  9   $  7   $  6
Assumed acquisition costs, included in other expenses..  $ --   $  1   $ --
Ceded premiums.........................................  $ 80   $ 85   $108
Ceded fees, included in universal life and investment-
  type product policy fees.............................  $ 65   $ 90   $260
Interest earned on ceded reinsurance, included in other
  revenues.............................................  $  2   $  2   $  5
Ceded benefits, included in policyholder benefits and
  claims...............................................  $ 25   $ 10   $ 90
Ceded benefits, included in interest credited to
  policyholder account balances........................  $ 58   $ 54   $ 54
Ceded benefits, included in policyholder dividends.....  $  9   $  7   $  6
Interest costs on ceded reinsurance, included in other
  expenses.............................................  $  5   $ 45   $106


     Effective September 30, 2005, the Company recaptured its reinsurance agreement with Missouri Re. This agreement ceded, on a coinsurance basis, all business owned life insurance policies. As a result of the recapture of this agreement, the Company paid a recapture fee of $15 million to Missouri Re and $276 million in assets representing the liabilities on this treaty were transferred from Missouri Re to the Company.

     Effective January 1, 2005, the Company entered into a reinsurance agreement to cede an in-force block of business to MLI USA. This agreement covers certain term and universal life policies issued by the Company on and after January 1, 2000 through December 31, 2004. The agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement, the Company transferred $797 million of liabilities and $411 million in assets to MLI USA related to the policies in force as of December 31, 2004. As a result of the transfer of assets, the Company realized a gain of $20 million, net of income taxes. The Company also received and deferred 100% of a $386 million ceding commission resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005. For the policies issued on or after January 1, 2005, the Company ceded premiums and related fees of $121 million, $119 million and $192 million and ceded benefits and related costs of $86 million, $98 million and $143 million for the years ended December 31, 2007, 2006 and 2005, respectively. Reinsurance recoverables, included in premiums and other receivables, related to this reinsurance agreement as of December 31, 2007 and 2006 were $1,096 million and $1,020 million, respectively.

     Effective January 1, 2005, the Company recaptured its reinsurance agreement with Exeter Re. This agreement ceded, on a modified coinsurance basis, certain policies issued by the Company with universal life secondary guarantees. There was no recapture fee paid since the terms of the recapture agreement for this treaty resulted in no fees due to either party. For the year ended December 31, 2005, the final treaty settlement resulted in a pre-tax gain of $1 million.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

9.  LONG-TERM DEBT AND SHORT-TERM DEBT -- AFFILIATED

     Long-term debt and short-term debt -- affiliated outstanding is as follows:

                                        INTEREST RATES                      DECEMBER
                                   ------------------------                   31,
                                                   WEIGHTED               -----------
                                       RANGE        AVERAGE    MATURITY   2007   2006
                                   -------------   --------   ---------   ----   ----
                                                                              (IN
                                                                           MILLIONS)
Senior notes.....................  5.63% - 6.75%     6.08%    2011-2017   $497   $200
Fixed rate notes.................      7.25%         7.25%       2008       30    107
Surplus notes....................      7.63%         7.63%       2024      100    100
Other notes......................     8% - 12%       9.44%    2009-2016      1      1
                                                                          ----   ----
Total long-term debt.............                                          628    408
Total short-term
  debt -- affiliated.............                                           50     --
                                                                          ----   ----
  Total..........................                                         $678   $408
                                                                          ====   ====



     The aggregate maturities of long-term debt as of December 31, 2007 for the next five years are $30 million in 2008, less than $1 million in 2009, less than $1 million in 2010, $200 million in 2011, less than $1 million in 2012 and $398 million thereafter.

     Unsecured senior debt ranks highest in priority and consists of senior notes, fixed rate notes and other notes with varying interest rates; followed by subordinated debt which consists of junior subordinated debentures and surplus notes. Payments of interest and principal on the Company's surplus notes, which are subordinate to all other debt, may be made only with the prior approval of the insurance department of the state of domicile.

  SENIOR NOTES

     In March 2007, RGA issued $300 million of 10-year senior notes with a fixed rate of 5.625%, payable semiannually. RGA used $50 million of the net proceeds of the offering to repay existing debt during the year ended December 31, 2007.

     RGA repaid a $100 million 7.25% senior note which matured in April 2006.

  SHORT-TERM DEBT -- AFFILIATED

     On December 31, 2007, MetLife Credit Corp., an affiliate, issued a $50 million short-term loan to the Company with a fixed rate of 4.82%, which was repaid at maturity on January 2, 2008. The Company used the net proceeds of the loan for general corporate purposes.

  INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $42 million, $30 million and $35 million for the years ended December 31, 2007, 2006 and 2005, respectively, and does not include interest expense on collateral financing arrangements, junior subordinated debt securities or shares subject to mandatory redemption. See Notes 10, 11, and 12.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CREDIT AND COMMITTED FACILITIES AND LETTERS OF CREDIT

     Credit Facilities. RGA maintains committed and unsecured credit facilities aggregating $824 million as of December 31, 2007. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements. Information on these credit facilities as of December 31, 2007 is as follows:

                                                                      LETTER OF
                                                                        CREDIT                   UNUSED
BORROWER(S)                                EXPIRATION      CAPACITY   ISSUANCES   DRAWDOWNS   COMMITMENTS
-----------                                ----------      --------   ---------   ---------   -----------
                                                                  (IN MILLIONS)
Reinsurance Group of America,
  Incorporated.......................  May 2008              $ 30        $ --        $30          $ --
Reinsurance Group of America,
  Incorporated.......................  September 2012(1)      750         406         --           344
Reinsurance Group of America,
  Incorporated.......................  March 2011              44          --         --            44
                                                             ----        ----        ---          ----
  Total..............................                        $824        $406        $30          $388
                                                             ====        ====        ===          ====



--------

   (1) In September 2007, RGA and certain of its subsidiaries entered into a credit agreement with various financial institutions. Under the credit agreement, RGA may borrow and obtain letters of credit for general corporate purposes for its own account or for the account of its subsidiaries with an overall credit facility amount of up to $750 million. The credit agreement replaced a former credit agreement in the amount of up to $600 million which was scheduled to expire on September 29, 2010.

     Committed Facilities. Information on committed facilities as of December 31, 2007 is as follows:

                                                                    LETTER OF
                                                                      CREDIT       UNUSED     MATURITY
ACCOUNT PARTY/BORROWER(S)      EXPIRATION    CAPACITY   DRAWDOWNS   ISSUANCES   COMMITMENTS    (YEARS)
-------------------------     ------------   --------   ---------   ---------   -----------   --------
                                                            (IN MILLIONS)
Timberlake Financial
  L.L.C. ...................  June 2036(1)    $1,000       $850        $--          $150         29
                                              ======       ====        ===          ====



--------

   (1) As described in Note 10, RGA may, at its option, offer up to $150 million of additional notes under this facility in the future.

     Letters of Credit. At December 31, 2007, the Company had outstanding $482 million in letters of credit from various financial institutions, of which $406 million were part of credit facilities. As commitments associated with letters of credit and financing arrangements may expire unused, these amounts do not necessarily reflect the Company's actual future cash funding requirements.

10.  COLLATERAL FINANCING ARRANGEMENTS

     In June 2006, Timberlake Financial L.L.C. ("Timberlake Financial"), a subsidiary of RGA, completed an offering of $850 million of Series A Floating Rate Insured Notes due June 2036 in a private placement. Interest on the notes accrues at an annual rate of 1-month LIBOR plus 29 basis points payable monthly. The payment of interest and principal on the notes is insured through a financial guaranty insurance policy with a third party. The notes represent senior, secured indebtedness of Timberlake Financial with no recourse to RGA or its other subsidiaries. Up to $150 million of additional notes may be offered in the future. In order to make payments of principal and interest on the notes, Timberlake Financial will rely upon the receipt of interest and principal payments on surplus notes and dividend payments from its wholly-owned subsidiary, Timberlake Reinsurance Company II ("Timberlake Re"), a South Carolina captive insurance company. The ability of Timberlake Re to make interest and principal payments on the surplus note and dividend payments to Timberlake Financial is contingent upon South Carolina regulatory approval and the performance of specified term life insurance policies with guaranteed level premiums retroceded by RGA's subsidiary, RGA Reinsurance Company ("RGA Reinsurance"), to Timberlake Re.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Proceeds from the offering of the notes, along with a $113 million direct investment by RGA, collateralize the notes and are not available to satisfy the general obligations of RGA or the Company. Most of these assets were placed in a trust and provide long-term collateral as support for statutory reserves required by U.S. Valuation of Life Policies Model Regulation (commonly referred to as Regulation XXX) on term life insurance policies with guaranteed level premium periods reinsured by RGA Reinsurance. The trust is consolidated by Timberlake Re which in-turn is consolidated by Timberlake Financial. Timberlake Financial is considered to be a VIE and RGA is considered to be the primary beneficiary. As such, the results of Timberlake Financial have been consolidated by RGA and ultimately by the Company.

     At December 31, 2007, the Company held assets in trust of $899 million associated with the transaction. In addition, the Company held $50 million in custody as of December 31, 2007. The Company's consolidated balance sheets include the assets of Timberlake Financial recorded as fixed maturity securities and other invested assets, which consists of the restricted cash and cash equivalents held in custody. The Company's consolidated statements of income include the investment returns on the assets held as collateral as investment income and the interest on the notes is included as a component of other expenses.

     Issuance costs associated with the offering of the notes of $13 million have been capitalized, are included in other assets, and are amortized using the effective interest method over the estimated life of the notes. Total interest expense was $52 million and $26 million for the years ended December 31, 2007 and 2006, respectively.

11.  JUNIOR SUBORDINATED DEBENTURES

     In December 2005, RGA issued junior subordinated debentures with a face amount of $400 million. Interest is payable semi-annually at a fixed rate of 6.75% up to but not including the scheduled redemption date, December 15, 2015. The debentures may be redeemed (i) in whole or in part, at any time on or after December 15, 2015 at their principal amount plus accrued and unpaid interest to the date of redemption, or (ii) in whole or in part, prior to December 15, 2015 at their principal amount plus accrued and unpaid interest to the date of redemption or, if greater, a make-whole price. In the event the debentures are not redeemed on or before the scheduled redemption date of December 15, 2015, interest on these debentures will accrue at an annual rate of 3-month LIBOR plus a margin equal to 2.665%, payable quarterly in arrears. The final maturity of the debentures is December 15, 2065. RGA has the right to, and in certain circumstances the requirement to, defer interest payments on the debentures for a period up to ten years. Upon an optional or mandatory deferral of interest payments, RGA is generally not permitted to pay common stock dividends or make payments of interest or principal on securities which rank equal or junior to the subordinated debentures, until the accrued and unpaid interest on the subordinated debentures is paid. Interest compounds during periods of deferral. Issuance costs associated with the offering of the debentures of $6 million have been capitalized, are included in other assets, and are amortized using the effective interest method over the period from the issuance date of the debentures until their scheduled redemption. Interest expense on the debentures was $27 million, $27 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

12. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     RGA Capital Trust I. In December 2001, RGA, through its wholly-owned trust, RGA Capital Trust I (the "RGA Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of: (i) a preferred security issued by the RGA Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the RGA Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051; and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $159 million, net of unamortized discounts of $66 million, at both December 31, 2007 and 2006. Interest expense on these instruments is included in other expenses and was $13 million for each of the years ended December 31, 2007, 2006 and 2005.

13.  INCOME TAXES

     The provision for income tax is as follows:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                         2007    2006   2005
                                                         ----   -----   ----
                                                            (IN MILLIONS)
Current:
  Federal..............................................  $(41)  $(154)  $ 23
  Foreign..............................................    60      41     70
                                                         ----   -----   ----
  Subtotal.............................................    19    (113)    93
                                                         ----   -----   ----
Deferred:
  Federal..............................................    93     228    (31)
  Foreign..............................................    11      10      4
                                                         ----   -----   ----
  Subtotal.............................................   104     238    (27)
                                                         ----   -----   ----
Provision for income tax...............................  $123   $ 125   $ 66
                                                         ====   =====   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:

                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Tax provision at U.S. statutory rate..................  $113     $125      $72
Tax effect of:
  Foreign tax rate differing from U.S. tax rate.......    (2)      (2)      (2)
  Tax-exempt investment income........................     2       (2)      (1)
  State and local income taxes........................    --        1        1
  Prior year tax......................................     8       (2)      (2)
  Valuation allowance for carryforward items..........     1       --       (2)
  Other, net..........................................     1        5       --
                                                        ----     ----      ---
Provision for income tax..............................  $123     $125      $66
                                                        ====     ====      ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                             DECEMBER 31,
                                                           ----------------
                                                            2007      2006
                                                           ------   -------
                                                             (IN MILLIONS)
Deferred income tax assets:
  Employee benefits......................................  $   64   $    35
  Investments............................................      --        27
  Loss and credit carryforwards..........................     334       781
  Other..................................................      13        71
                                                           ------   -------
                                                              411       914
  Less: Valuation allowance..............................       8         5
                                                           ------   -------
                                                              403       909
                                                           ------   -------
Deferred income tax liabilities:
  DAC....................................................     885     1,141
  Liability for future poicy benefits....................      27       486
  Investments............................................     200        --
  Net unrealized investment gains........................     249       280
  Other..................................................      15        24
                                                           ------   -------
                                                            1,376     1,931
                                                           ------   -------
Net deferred income tax liability........................  $ (973)  $(1,022)
                                                           ======   =======



     The Company has not recognized a deferred tax liability for the undistributed earnings of its foreign subsidiaries, except for RGA International Reinsurance Company Ltd. and RGA Global Reinsurance Company, Ltd., because the Company considers these earnings to be permanently reinvested and does not expect these earnings to be repatriated in the foreseeable future.

     The Company believes that it is more likely than not that the deferred tax assets established will be realized except for the amount of the valuation allowance. As of December 31, 2007, and 2006, a valuation allowance for deferred tax assets of approximately $8 million and $5 million respectively, was provided on the foreign tax credits, net operating and capital losses of General American Argentina Seguros de Vida, S.A., RGA South Africa Holdings,

     RGA Financial Products Limited, RGA UK Services Limited, and RGA Reinsurance Company. At December 31, 2007 the Company's subsidiaries had net operating loss carryforwards of $932 million, which begin to expire in 2019, capital loss carryforwards of $11 million, which begin to expire in 2010, and tax credit carryforwards of $4 million, which begin to expire in 2009. The remaining loss carryforwards and tax credit carryforwards are expected to be utilized during the period allowed.

     Effective January 1, 2006, General American joined with MetLife and its includable affiliates in filing a federal income tax return. General American participates in a tax sharing agreement with MetLife. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     Pursuant to the tax sharing agreement, the amount due from affiliates is $120 million and $238 million as of December 31, 2007 and 2006, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. General American is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which General American has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, General American is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2001. Due to a lapse of the statute of limitations, the 2003 tax year is no longer subject to audit. In the first quarter of 2005, the IRS commenced an examination of General American's U.S. income tax returns for 2001 and 2002 that is anticipated to be completed in 2008.

     RGA files income tax returns with the U.S. federal government and various state and non U.S. jurisdictions. RGA is under continuous examination by the IRS and is subject to audit by taxing authorities in other non U.S. jurisdictions in which RGA has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, RGA is no longer subject to U.S. federal, state and non U.S. income tax examinations by tax authorities for years prior to 2003.

     As a result of the implementation of FIN 48, the Company recognized a $6 million increase in the liability for unrecognized tax benefits, and a $5 million increase in the interest liability for unrecognized tax benefits, offset by $11 million of minority interest, resulting in no corresponding change to the January 1, 2007 balance of retained earnings. The Company's total amount of unrecognized tax benefits upon adoption of FIN 48 was $217 million. The Company reclassified, at adoption, $41 million of current income tax payables to the liability for unrecognized tax benefits included within other liabilities. The Company also reclassified, at adoption, $170 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $47 million. The Company also had $33 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $222 million, an increase of $5 million from the date of adoption, and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, is $52 million. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits, for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
Balance at January 1, 2007 (date of adoption).............         $217
Reductions for tax positions of prior years...............           (6)
Additions for tax positions of current year...............           15
Lapses of statutes of limitations.........................           (4)
                                                                   ----
Balance at December 31, 2007..............................         $222
                                                                   ====



     During the year ended December 31, 2007, the Company recognized $5 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $38 million of accrued interest associated with the liability for unrecognized tax benefits. The $5 million increase from the date of adoption in accrued interest resulted from an increase of $19 million of interest expense and a decrease of $14 million primarily related to effectively settled positions.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $1 million related to the separate account DRD.

14.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company and certain affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company and its affiliates continue to vigorously defend against the claims in these matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company and its affiliates' marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Regulators have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company has been cooperating fully with these inquiries. The Company is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, state insurance regulatory authorities or other federal, state or industry authorities may conduct investigations or make inquiries, such as information requests, subpoenas, or books and records examinations, concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to above, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows.

     In 2007, the Company received $39 million, included in other revenues, based on the resolution of an indemnification claim associated with the 2000 acquisition of the Company by MLIC.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006, and 2005. At December 31, 2007 and 2006, the Company maintained a liability of $4 million and $5 million, respectively. The related asset for premium tax offsets was $3 million at both December 31, 2007 and 2006 for undiscounted future assessments in respect of impaired, insolvent or failed insurers. The Company maintained at both December 31, 2007 and 2006, an asset related to paid assessments representing currently available premium tax offsets of less than $1 million.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements are as follows:

                                                                           GROSS
                                                     RENTAL   SUBLEASE    RENTAL
                                                     INCOME    INCOME    PAYMENTS
                                                     ------   --------   --------
                                                             (IN MILLIONS)
2008...............................................    $7        $ 4        $ 9
2009...............................................    $4        $ 4        $ 8
2010...............................................    $3        $--        $ 7
2011...............................................    $2        $--        $ 4
2012...............................................    $2        $--        $ 4
Thereafter.........................................    $1        $--        $11


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $164 million and $34 million at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $5 million and $20 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. At December 31, 2007, there were no unfunded commitments. The amount of these unfunded commitments was $11 million at December 31, 2006.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OTHER COMMITMENTS

     In December 2005, RGA repurchased 1.6 million shares of its outstanding common stock at an aggregate price of $76 million under an accelerated share repurchase agreement with a major bank. The bank borrowed the stock sold to RGA from third parties and purchased the shares in the open market over the subsequent few months to return to the lenders. RGA would either pay or receive an amount based on the actual amount paid by the bank to purchase the shares. These repurchases resulted in an increase in the Company's ownership percentage of RGA to approximately 53% at December 31, 2005 from approximately 52% at December 31, 2004. In February 2006, the final purchase price was determined, resulting in a cash settlement substantially equal to the aggregate cost. RGA recorded the initial repurchase of shares as treasury stock and recorded the amount received as an adjustment to the cost of the treasury stock.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $2 million to $45 million, with a cumulative maximum of $106 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     During the year ended December 31, 2007, the Company did not record any liabilities for indemnities, guarantees and commitments. The Company had no liability for indemnities, guarantees and commitments at both December 31, 2007 and 2006.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $3 million at December 31, 2007. The credit default swaps expire at various times during the next five years.

15.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     General American's employees, sales representatives and retirees participate in qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans sponsored by MLIC. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits, determined annually, for each account balance. The majority of the plan's obligation is calculated using the traditional formula. The non-qualified plan provides supplemental pension benefits to certain executive level employees and retirees.

     General American also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through a plan sponsored by MLIC. Employees of General American who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for General American, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     General American is allocated both pension and other postretirement expenses from MLIC associated with benefits provided to its employees and does not bear direct obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets or the additional disclosure below. General American's share of pension expense was $7 million, $8 million and $8 million for the years ended December 31, 2007, 2006 and 2005, respectively. In addition, General American's share of other postretirement expense was less than $1 million, $3 million and $3 million for the years ended December 31, 2007, 2006 and 2005, respectively. The combined allocated benefit expense is included in the accompanying consolidated statements of income.

     General American continues to sponsor non-qualified defined benefit pension plans. Accordingly, the obligations and related net periodic expense associated with these plans are included in the accompanying financial statements and the additional disclosures below. These non-qualified plans have ceased accepting new participants. Participants with accrued benefits continue to earn vesting service credits while employed, but are not accruing additional benefits in these plans.

     RGA sponsors separate defined benefit pension plans for its eligible employees. Also, RGA sponsors a postretirement plan. Employees of RGA may also become eligible for certain postretirement medical and life insurance benefits if they attain retirement age, with sufficient service, while working for RGA. The assets and obligations of the RGA plans, along with the related net periodic expense, are included in the accompanying consolidated financial statements and additional disclosures below.

     Effective December 31, 2006, the Company adopted SFAS 158. The adoption of SFAS 158 required the recognition of the funded status of defined benefit pension and other postretirement plans and eliminated the additional minimum pension liability provision of SFAS 87. The Company's additional minimum pension liability was $7 million at December 31, 2005, $4 million net of income tax, and was recorded as a reduction of accumulated other comprehensive income. At December 31, 2006, immediately prior to adopting SFAS 158, the Company's additional minimum pension liability was $6 million, $4 million, net of income tax of $2 million, and remained as a reduction of accumulated other comprehensive income. Upon adoption of SFAS 158, the Company eliminated the additional minimum pension liability and recognized as an adjustment to accumulated other comprehensive income, net of income tax, those amounts of actuarial gains and losses, and prior service costs and credits that had not yet been included in net periodic benefit cost at the date of adoption. The following table summarizes the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES adjustments to the December 31, 2006 consolidated balance sheet as a result of recognizing the funded status of the defined benefit plans:

                                                                  DECEMBER 31, 2006
                                                  -------------------------------------------------
                                                               ADDITIONAL
                                                                 MINIMUM
                                                      PRE        PENSION   ADOPTION OF      POST
                                                    SFAS 158    LIABILITY    SFAS 158     SFAS 158
                                                  ADJUSTMENTS  ADJUSTMENT   ADJUSTMENT  ADJUSTMENTS
BALANCE SHEET CAPTION                             -----------  ----------  -----------  -----------
                                                                    (IN MILLIONS)
Other liabilities: Accrued pension benefit
  cost..........................................    $    (47)   $      1     $    (3)     $    (49)
Other liabilities: Accrued postretirement
  benefit cost..................................        $ (7)        $--         $(5)         $(12)
                                                                --------     -------
Accumulated other comprehensive income (loss),
  before income tax:
  Defined benefit plans.........................        $ (7)        $ 1         $(8)         $(14)
Minority interest...............................                     $--         $ 8
Deferred income tax.............................                     $--         $(1)
Accumulated other comprehensive income (loss),
  net of income tax:
                                                                --------     -------
  Defined benefit plans.........................        $ (4)        $ 1         $(1)         $ (4)
                                                                ========     =======



     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                            DECEMBER 31,
                                                     -------------------------
                                                                      OTHER
                                                                   POSTRETIRE-
                                                       PENSION         MENT
                                                       BENEFITS      BENEFITS
                                                     -----------   -----------
                                                     2007   2006   2007   2006
                                                     ----   ----   ----   ----
                                                           (IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year..  $ 71   $ 60   $ 12   $ 10
  Service cost.....................................     3      3      1      1
  Interest cost....................................     4      4     --     --
  Net actuarial (gains) losses.....................    (3)     2     (2)     1
  Change in benefits...............................    --      5     --     --
  Benefits paid....................................    (4)    (3)    --     --
                                                     ----   ----   ----   ----
Benefit obligation at end of year..................    71     71     11     12
                                                     ----   ----   ----   ----
Change in plan assets:
Fair value of plan assets at beginning of year.....    22     16     --     --
  Actual return on plan assets.....................     1      2     --     --
  Employer contribution............................     5      7     --     --
  Benefits paid....................................    (4)    (3)    --     --
                                                     ----   ----   ----   ----
Fair value of plan assets at end of year...........    24     22     --     --
                                                     ----   ----   ----   ----
Funded status at end of year.......................  $(47)  $(49)  $(11)  $(12)
                                                     ====   ====   ====   ====
Amounts recognized in consolidated balance sheet
  consist of:
  Other liabilities................................  $(47)  $(49)  $(11)  $(12)
                                                     ====   ====   ====   ====
Accumulated other comprehensive (income) loss:
  Net actuarial losses.............................  $ 19   $ 23   $  2   $  5
  Prior service credit.............................   (11)   (14)    --     --
                                                     ----   ----   ----   ----
                                                        8      9      2      5
  Deferred income tax and minority interest........    (6)    (7)    (1)    (3)
                                                     ----   ----   ----   ----
                                                     $  2   $  2   $  1   $  2
                                                     ====   ====   ====   ====



     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                              NON-
                                             QUALIFIED     QUALIFIED
                                                PLAN          PLAN         TOTAL
                                            -----------   -----------   -----------
                                            2007   2006   2007   2006   2007   2006
                                            ----   ----   ----   ----   ----   ----
                                                         (IN MILLIONS)
Aggregate fair value of plan assets.......   $24    $22   $ --   $ --   $ 24   $ 22
Aggregate projected benefit obligation....    26     25     45     46     71     71
                                             ---    ---   ----   ----   ----   ----
Over (under) funded.......................   $(2)   $(3)  $(45)  $(46)  $(47)  $(49)
                                             ===    ===   ====   ====   ====   ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The accumulated benefit obligation for all defined benefit pension plans was $65 million and $61 million at December 31, 2007 and 2006, respectively.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Projected benefit obligation.................................   $45    $45
Accumulated benefit obligation...............................   $42    $40
Fair value of plan assets....................................   $--    $--


     The projected benefit obligation exceeded assets for all pension and postretirement plans at December 31, 2007 and 2006.

     The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income were as follows:

                                                                         OTHER
                                                                    POSTRETIREMENT
                                              PENSION BENEFITS         BENEFITS
                                             ------------------   ------------------
                                             2007   2006   2005   2007   2006   2005
                                             ----   ----   ----   ----   ----   ----
                                                          (IN MILLIONS)
NET PERIODIC BENEFIT COST
  Service cost.............................   $ 3    $ 3    $ 2    $ 1    $ 1    $ 1
  Interest cost............................     4      4      3     --     --     --
  Expected return on plan assets...........    (2)    (2)    (1)    --     --     --
  Amortization of net actuarial (gains)
     losses................................     1      1      1     --     --     --
  Amortization of prior service cost
     (credit)..............................    (2)    (2)    (2)    --     --     --
                                              ---    ---    ---    ---    ---    ---
  Net periodic benefit cost................     4    $ 4    $ 3      1    $ 1    $ 1
                                              ---    ===    ===    ---    ===    ===

OTHER CHANGES IN PLAN ASSETS AND BENEFIT
  OBLIGATIONS RECOGNIZED IN OTHER
  COMPREHENSIVE INCOME
  Net acturial (gains) losses..............    (3)                  (3)
  Prior Service cost (credit)..............     1                   --
  Amortization of net actuarial gains
     (losses)..............................    (1)                  --
  Amortization of prior service (cost)
     credit................................     2                   --
                                              ---                  ---
     Total recognized in other
       comprehensive income................    (1)                  (3)
                                              ---                  ---
     Total recognized in net periodic
       benefit cost and other comprehensive
       income..............................   $ 3                  $(2)
                                              ===                  ===



     Included in other comprehensive income for the year ended December 31, 2007 are other changes in plan assets and benefit obligations associated with pension benefits of ($1) million and other postretirement benefits of ($3) million for an aggregate reduction in other comprehensive losses of ($4) million before income tax and ($1) million, net of income tax and minority interest for the year ended December 31, 2007.

     The estimated net actuarial loss and prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are less than $1 million and $2 million, respectively.

     It is anticipated that no net actuarial loss will be amortized from accumulated other comprehensive income into net periodic benefit cost for the other postretirement plans over the next year.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                              DECEMBER 31,
                                                   ----------------------------------
                                                                            OTHER
                                                       PENSION         POSTRETIREMENT
                                                      BENEFITS            BENEFITS
                                                   --------------      --------------
                                                   2007      2006      2007      2006
                                                   ----      ----      ----      ----
Weighted average discount rate...............      6.24%     5.85%     6.00%     5.75%
Rate of compensation increase................      4.25%     4.25%      N/A       N/A


     Assumptions used in determining net periodic benefit cost were as follows:

                                                          DECEMBER 31,
                                            ---------------------------------------
                                                                        OTHER
                                                                   POSTRETIREMENT
                                             PENSION BENEFITS         BENEFITS
                                            ------------------   ------------------
                                            2007   2006   2005   2007   2006   2005
                                            ----   ----   ----   ----   ----   ----
Weighted average discount rate............  5.75%  5.75%  5.76%  5.75%  5.75%  5.75%
Expected rate of return on plan assets....  8.50%  8.50%  8.50%   N/A    N/A    N/A
Rate of compensation increase.............  4.25%  4.25%  4.25%   N/A    N/A    N/A


     The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

     The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted expected return on plan assets for use in the plan's valuation in 2008 is currently anticipated to be 8.50% for pension benefits.

     The assumed healthcare cost trend rates used in measuring the accumulated postretirement benefit obligation and net periodic benefit cost were as follows:

                                                       DECEMBER 31,
                                      ----------------------------------------------
                                               2007                    2006
                                      ---------------------   ----------------------
Pre-Medicare eligible claims........  9% down to 5% in 2012   10% down to 5% in 2012
Medicare eligible claims............  9% down to 5% in 2012   10% down to 5% in 2012


     Assumed healthcare cost trend rates may have a significant effect on the amounts reported for healthcare plans. A one-percentage point change in assumed healthcare cost trend rates would have the following effects:

                                                       ONE PERCENT   ONE PERCENT
                                                         INCREASE      DECREASE
                                                       -----------   -----------
                                                             (IN THOUSANDS)
Effect on total of service and interest cost
  components.........................................     $  314       $  (235)
Effect on accumulated postretirement benefit
  obligation.........................................     $2,372       $(1,827)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  PLAN ASSETS

     The targeted and weighted average allocations of the pension plan assets are as follows:

                                                                     DECEMBER
                                                          TARGET       31,
                                                          ------   -----------
                                                           2008    2007   2006
ASSET CATEGORY                                            ------   ----   ----
Equity securities.......................................     75%     75%    76%
Fixed maturity securities...............................     25%     25%    24%
                                                            ---     ---    ---
  Total.................................................    100%    100%   100%
                                                            ===     ===    ===



     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification and partial liability immunization. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

  CASH FLOWS

     In 2008, the Company expects to make contributions of $4 million to its pension plans, which includes $3 million of benefit payments for its non-qualified pension plans. Benefit payments are funded from the Company's general assets as they become due under the provision of the plans.

     Other postretirement benefits represent a non-vested, non-guaranteed obligation of the Company and current regulations do not require specific funding levels for these benefits. The Company uses its general assets to pay claims as they come due. The Company does not anticipate making any contributions other than benefits payments to its postretirement plan.

     Gross benefit payments for the next ten years, which reflect expected future service as appropriate, are expected to be as follows:

                                            PENSION BENEFITS   OTHER POSTRETIREMENT BENEFITS
                                            ----------------   -----------------------------
                                                              (IN MILLIONS)
2008......................................         $ 4                      $--
2009......................................         $ 5                      $--
2010......................................         $ 5                      $--
2011......................................         $ 5                      $--
2012......................................         $ 6                      $--
2013 -- 2017..............................         $31                      $ 2


  SAVINGS AND INVESTMENT PLANS

     The Company's employees participate in savings and investment plans for which a portion of employee contributions are matched. The Company's expense was $3 million, $2 million and $3 million to these plans during the years ended December 31, 2007, 2006 and 2005, respectively.

16.  EQUITY

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES action. General American and RGA's U.S. insurance subsidiaries each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of General American and RGA's U.S. insurance subsidiaries.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by General American are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

     Statutory net income (loss) of General American, a Missouri domiciled insurer, was $106 million, $316 million and ($50) million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Missouri State Department of Insurance, was $2,280 million and $2,142 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Missouri State Insurance Law, General American is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the aggregate amount of all such dividends in any calendar year does not exceed the greater of: (i) 10% of its statutory surplus to policyholders as of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized investment gains). General American will be permitted to pay a stockholder dividend to GenAmerica in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Missouri Director of Insurance (the "Director"). For the year ended December 31, 2007, the Company did not pay any dividends to GenAmerica. The Company paid $13 million for each of the years ended December 31, 2006 and 2005 in dividends for which prior insurance regulatory clearance was not required. Based on amounts at December 31, 2007, General American could pay to GenAmerica a stockholder dividend of $228 million without prior approval of the Director in 2008.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              -----------------
                                                              2007   2006  2005
                                                              ----  -----  ----
                                                                (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year......................................................  $ 22  $(115) $137
Income tax effect of holding gains (losses).................   (13)    38   (61)
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
     income.................................................    29     16   (35)
  Amortization of premiums and accretion of discounts
     associated with investments............................   (33)   (12)   (8)
Income tax effect...........................................     2     (1)   21
Allocation of holding gains (losses) on investments relating
  to other policyholder amounts.............................   (70)    18    42
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts................................    42     (6)  (21)
                                                              ----  -----  ----
Net unrealized investment gains (losses)....................   (21)   (62)   75
Foreign currency translation adjustment.....................    60     11     3
Minimum pension liability adjustment........................    --      1     2
Defined benefit plans adjustment............................     1     --    --
                                                              ----  -----  ----
Other comprehensive income (loss)...........................  $ 40  $ (50) $ 80
                                                              ====  =====  ====



17.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Compensation........................................  $   10   $   21   $   39
Commissions.........................................     877      904      493
Interest and debt issue costs.......................     139       96       50
Amortization of DAC and VOBA........................     542      555      697
Capitalization of DAC...............................    (810)    (761)    (649)
Minority interest...................................     217      211      164
Insurance tax.......................................     267      239      186
Other...............................................      51       96      167
                                                      ------   ------   ------
  Total other expenses..............................  $1,293   $1,361   $1,147
                                                      ======   ======   ======



     For the years ended December 31, 2007, 2006 and 2005, commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Note 8. See also Note 19 for discussion of affiliated expenses included in the table above.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments has been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
DECEMBER 31, 2007
Assets:
  Fixed maturity securities......................              $17,317     $17,317
  Equity securities..............................              $   168     $   168
  Mortgage loans on real estate..................              $ 1,073     $ 1,088
  Policy loans...................................              $ 2,716     $ 2,716
  Short-term investments.........................              $   312     $   312
  Cash and cash equivalents......................              $   507     $   507
  Accrued investment income......................              $   185     $   185
  Mortgage loan commitments......................     $5       $    --     $    --
Liabilities:
  Policyholder account balances..................              $ 6,034     $ 5,262
  Short-term debt -- affiliated..................              $    50     $    50
  Long-term debt.................................              $   628     $   638
  Collateral financing arrangements..............              $   850     $   761
  Junior subordinated debt securities............              $   399     $   356
  Shares subject to mandatory redemption.........              $   159     $   178
  Payables for collateral under securities loaned
     and other transactions......................              $ 1,438     $ 1,438

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
DECEMBER 31, 2006
Assets:
  Fixed maturity securities......................              $16,134     $16,134
  Equity securities..............................              $   210     $   210
  Mortgage loans on real estate..................              $   971     $   943
  Policy loans...................................              $ 2,664     $ 2,664
  Short-term investments.........................              $   435     $   435
  Cash and cash equivalents......................              $   357     $   357
  Accrued investment income......................              $   183     $   183
  Mortgage loan commitments......................     $20      $    --     $    --
  Commitments to fund bank credit facilities.....     $11      $    --     $    --
Liabilities:
  Policyholder account balances..................              $ 5,739     $ 4,999
  Long-term debt.................................              $   408     $   443
  Collateral financing arrangements..............              $   850     $   850
  Junior subordinated debt securities............              $   399     $   400
Shares subject to mandatory redemption...........              $   159     $   226
  Payables for collateral under securities loaned
     and other transactions......................              $ 1,642     $ 1,642


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  SHORT-TERM DEBT -- AFFILIATED, LONG-TERM DEBT, COLLATERAL FINANCING ARRANGEMENTS, JUNIOR SUBORDINATED DEBT SECURITIES AND SHARES SUBJECT TO MANDATORY REDEMPTION

     The carrying value for short-term debt -- affiliated approximates fair value due to the short-term duration of the instrument. The fair values of long-term debt, collateral financing arrangements, junior subordinated debt securities and shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximates fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $44 million, $50 million and $60 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $5 million, $8 million and $16 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates to provide and receive services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions and distribution services. Expenses and (fees) related to these agreements and recorded in other expenses, were $11 million, $31 million and ($13) million for the years ended December 31, 2007, 2006 and 2005, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In 2005, the Company entered into broker-dealer wholesale sales agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $1 million, $2 million and $10 million, included in other expenses, for the years ended December 31, 2007, 2006 and 2005, respectively. The Company received fees for this service of $26 million, $11 million and $4 million, included in other expenses, for the years ended December 31, 2007, 2006 and 2005.

     At December 31, 2007 and 2006, amounts due from affiliates were $32 million and $4 million, respectively, related to the net expenses discussed previously. These receivables exclude affiliated reinsurance balances discussed in Note 8.

     See Notes 3, 7, 8 and 9 for additional related party transactions.

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part
B hereof :

1.   Report of Independent Registered Public Accounting Firm.

2.   Statement of Assets and Liabilities of December 31, 2007.

3.   Statement of Operations for the year ended December 31, 2007.

4.   Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006.

5.   Notes to Financial Statements.

The following financial statements of the Company are included in Part B hereof :

1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2007 and 2006.

3.   Statements of Income for the years ended December 31, 2007, 2006 and 2005.

4.   Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005.

5.   Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.

6.   Notes to Financial Statements.




The following consolidated financial statements of General American Life Insurance Company (the "Guarantor") are included in Part B hereof :



1.   Report of Independent Registered Public Accounting Firm.

2.   Consolidated Balance Sheets as of December 31, 2007 and 2006.

3.   Consolidated Statements of Income for the years ended December 31, 2007, 2006 and 2005.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and
     2005.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.

6.   Notes to Consolidated Financial Statements.



b.            Exhibits
              ----------

1.            Resolution of Board of Directors of the Company authorizing the establishment of the Variable
              Account.(1)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement. (effective January 1, 2001)(6)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement. (Effective January 1, 2002)(6)

     (iii)    Form of Retail Sales Agreement (MLIDC 11-01-05 (LTC)) (13)

     (iv)     Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (16)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract.(3)

     (ii)     Fixed Account Rider.(3)

     (iii)    Enhanced Dollar Cost Averaging Rider.(3)

     (iv)     Three Month Market Entry Rider.(3)

     (v)      Death Benefit Rider - (Annual Step-Up).(3)

     (vi)     Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider.(3)

     (vii)    Waiver of Withdrawal Charge for Terminal Illness Rider.(3)

     (viii)   Individual Retirement Annuity Endorsement.(3)

     (ix)     Roth Individual Retirement Annuity Endorsement.(3)


     (x)        401 Plan Endorsement.(3)

     (xi)       Tax Sheltered Annuity Endorsement.(3)

     (xii)      Unisex Annuity Rates Rider.(3)

     (xiii)     Purchase Payment Credit Rider.(3)

     (xiv)      Simple Individual Retirement Annuity Endorsement.(3)

     (xv)       Endorsement (Name Change effective February 5, 2001. First MetLife Investors Insurance Company;
                formerly First Cova Life Insurance Company)(2)

     (xvi)      Individual Retirement Annuity Endorsement 6023.1 (9/02)(6)

     (xvii)     Tax Sheltered Annuity Endorsement 6026.1 (9/02)(6)

     (xviii)    Roth Individual Retirement Annuity Endorsement 6024.1 (9/02)(6)

     (xix)      401 (a)/403 (a) Plan Endorsement 6025.1 (9/02)(6)

     (xx)       Simple Individual Retirement Annuity Endorsement 6276 (9/02)(6)

     (xxi)      Guaranteed Withdrawal Benefit Rider FMLI-690-2 (11/05)(7)

     (xxii)     Guaranteed Withdrawal Benefit Endorsement FMLI-GWB (11/05)-E (7)

     (xxiii)    Guaranteed Minimum Accumulation Benefit Rider - Living Benefit (GMAB) FMLI-670-1 (11/05) (7)

     (xxiv)     Form of Contract Schedule 6028-3 (11/05)-B (8)

     (xxv)      Purchase Payment Credit Rider 6030 (02/02) (8)

     (xxvi)     Designated Beneficiary Non-Qualified Annuity Endorsement FMLI-NQ-1 (11/05)-I (9)

     (xxvii)    Form of Lifetime Guaranteed Withdrawal Benefit Rider (11)

     (xxviii)   Form of Guaranteed Minimum Income Benefit Rider (11)

     (xxix)     Form of Contract Schedule (Enhanced GMIB Plus) (11)

     (xxx)      Lifetime Guaranteed Withdrawal Benefit Rider FMLI-690-3 (6/06) (12)

     (xxxi)     Form of Contract Schedule (Class XC) 6028-3 (11/05)-B (14)

     (xxxii)    Death Benefit Rider - (Principal Protection) 6015 (02/02). (16)

5.   (i)        Variable Annuity Application.(4)

     (ii)       Form of Variable Annuity Application (Class XC) 4472 (7/05) APPVA1105XCNY (8)

     (iii)      Form of Variable Annuity Application (Class XC) 4472 (1/06)APPVAXCNY 606 (13)

6.   (i)        Copy of Articles of Incorporation of the Company.(2)

     (ii)       Copy of Amended and Restated Bylaws of the Company.(4)

7.   (i)        Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan Life
                Insurance Company.(5)


     (ii)       Reinsurance Agreement and Administrative Services Agreement between First
                MetLife Investors Insurance Company and Metropolitan Life Insurance Company. (filed herewith)


8.   (i)        Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                Investors Distribution Company and First MetLife Investors Insurance Company.(3)

     (ii)       Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company
                and First MetLife Investors Insurance Company (February 1, 2001)(6)

     (iii)      Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
                Life Insurance Company and First MetLife Investors Insurance Company (effective July 1, 2004) (10)

     (iv)       Form of Net Worth Agreement (12)

     (v)        Guarantee Agreement (General American Life Insurance Company) (June 1, 1995)(15)

     (vi)       Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                Securities, Inc. and First MetLife Investors Insurance Company (effective April 30, 2007) (16)



          (vii)   Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                  Investors Distribution Company and First MetLife Investors Insurance Company (effective August 31,
                  2007) (18)


9.        (i)     Opinion of Counsel.(16)

          (ii)    Opinion of Counsel (General American Life Insurance Company) (15)


10.               Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor,
                  Registrant and the Guarantor (filed herewith)


11.               Not Applicable.

12.               Not Applicable.

13.       (i)     Powers of Attorney for Norse N. Blazzard, Michael K. Farrell, Elizabeth M. Forget, George Foulke, Jay
                  S. Kaduson, Richard A. Hemmings, Richard C. Pearson, Thomas A. Price, Jeffrey A. Tupper, Robert L.
                  Davidow, Paul A. Sylvester, Charles V. Curcio and Lisa S. Kuklinski.(16)

          (ii)    Powers of Attorney (General American Life Insurance Company) for Lisa M. Weber, Michael K. Farrell,
                  William J. Mullaney, James L. Lipscomb, Stanley J. Talbi, Michael J. Vietri, William J. Wheeler,
                  Anthony J. Williamson, and Joseph J. Prochaska, Jr. (16)

          (iii)   Power of Attorney (General American Life Insurance Company) for James J. Reilly. (17)

      (1)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                  Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

      (2)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                  Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.

      (3)         incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96777 and 811-08306) as
                  electronically filed on July 19, 2002.

      (4)         incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
                  333-96777 and 811-08306) as electronically filed on October 15, 2002.

      (5)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
                  Nos. 333-96777 and 811-08306) as electronically filed on April 30, 2003.

      (6)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                  Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.

      (7)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
                  Nos. 333-96773 and 811-08306) as electronically filed on July 14, 2005.

      (8)         incorporated herein by reference to Registrant's Post-Effective Amendment No.7 to Form N-4 (File Nos.
                  333-96777 and 811-08306) as electronically filed on July 15, 2005.

      (9)         incorporated herein by reference to Registrant's Post-Effective Amendment No.7 to Form N-4 (File Nos.
                  333-96773 and 811-08306) as electronically filed on September 9, 2005.

   (10)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                  Nos. 333-96773 and 811-08306) as electronically filed on October 7, 2005.

   (11)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
                  Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.

   (12)           incorporated herein by reference to Registrant's Post-Effective Amendment No.10 to Form N-4 (File
                  Nos. 333-96773 and 811-08306) as electronically filed on April 21, 2006.

   (13)           incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
                  Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April
                  24, 2006.

   (14)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File
                  Nos. 333-96777 and 811-08306) as electronically filed on April 21, 2006.

   (15)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
                  Nos. 333-96795 and 811-08306) as electronically filed on July 27, 2006.

   (16)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                  Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.

   (17)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
                  Nos. 333-96777 and 811-08306) as electronically filed on July 12, 2007.


(18)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
         Nos. 333-96773 and 811-08306) as electronically filed on October 31, 2007.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ------------------------------------------------------------------

Michael K. Farrell                      Chairman of the Board, President,
10 Park Avenue                          Chief Executive Officer and Director
Morristown, NJ 07962

Norse N. Blazzard                       Director
1600 South Federal Highway
Suite 500, Federal Tower
Pompano Beach, FL 33062

Charles V. Curcio                       Vice President-Finance (principal financial officer and principal
501 Route 22                            accounting officer)
Bridgewater, NJ 08807

Jay S. Kaduson                          Vice President and Director
10 Park Avenue
Morristown, NJ 07962

Robert L. Davidow                       Director
367 Stanwich Road
Greenwich, CT 06830

Elizabeth M. Forget                     Executive Vice President and Director
260 Madison Avenue
New York, NY 10016

George Foulke                           Director
334 Madison Avenue
Convent Station, NJ 07961

Richard A. Hemmings                     Director
Fidelity Life Associates
1211 West 22nd Street
Oak Brook, IL 60523

Lisa S. Kuklinski                       Vice President and Director
260 Madison Avenue
New York, NY 10016

Thomas A. Price                         Director
66 Davison Lane East
West Islip, NY 11795

Paul A. Sylvester                       Director
10 Park Avenue
Morristown, NJ 07962

Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Richard C. Pearson                      Vice President,
5 Park Plaza                            Associate General Counsel, Secretary and Director
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------

Jeffrey A. Tupper                       Assistant Vice President and Director
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey N. Altman                       Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Roberto Baron                           Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jonathan L. Rosenthal                   Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Betty Davis                             Vice President
1125 17th Street
Suite 800
Denver, CO 80202

Brian C. Kiel                           Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                        Vice President
300 Davidson Avenue
Somerset, NJ 08873

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul L. LeClair                         Vice President
501 Boylston Street
Boston, MA 02116

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Mark S. Reilly                          Vice President
185 Asylum Street
Hartford, CT 06103

Gene Lunman                             Vice President
185 Asylum Street
Hartford, CT 06103

Garth A. Bernard                        Vice President
501 Boylston Street
Boston, MA 02116


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg                    Vice President
185 Asylum Street
Hartford, CT 06103

Jeffrey P. Halperin                     Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Eric T. Steigerwalt                     Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    The Registrant is a separate account of First MetLife Investors Insurance Company under New York state insurance law. First MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2007

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2007. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    MetLife Reinsurance Company of Vermont (VT)

      6.    Entrecap Real Estate II, LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by Entrecap Real Estate II, LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            a)    PREFCO Vingt LLC (CT)

            b) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by Entrecap Real Estate II, LLC and 1% general partnership is held by PREFCO Vingt LLC.

     7.     Plaza Drive Properties, LLC (DE)

     8.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) MetA SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    MetLife Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99905% is owned by MetLife International Holdings, Inc. and 0.00095% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 74.5485235740% is owned by MetLife International Holdings, Inc. and 25.451476126% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)

            c)    MetLife Fubon Limited (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Reinsurance Partners, Inc. (MO)

                              (iii) Parkway Reinsuarnce Company (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Atlantic Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia/Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                              (i)   RGA Global Reinsurance Company, Ltd.
                                    (Bermuda)

      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)

      43. MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC.

      44.   MTC Fund II, LLC (DE)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)

Y. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc. (Life Department)(Accident Department) The operations of the Accident Department have ceased as a result of the transfer of the worker's compensation business to an unrelated party.

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party.

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    MetLife Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers International Investments Ltd. (Cayman Islands)

      17.   Euro TL Investments LLC (DE)

      18.   Corrigan TLP LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      21.   Tribeca Distressed Securities L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

      23.   MetLife Property Ventures Canada ULC (Canada)

Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)

DD.   Soap Acquisition Corporation (NY)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of January 31, 2008 there were 3,233 qualified contract owners and 2,517 non-qualified contract owners of Class XC contracts.




ITEM 28. INDEMNIFICATION

    The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

    The Bylaws of the Company (Article VII, Section VII.1) provide that:

    The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or interstate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

    The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

    The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

    A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:

  (1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or

  (2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,

    (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer or employee, or

    (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

    Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.

    Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with the law.

    If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

    The Corporation shall have the power, in furtherance of the provisions of this Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.

    No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

       Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Annuity Account Five
       MetLife Investors Variable Life Account One
       MetLife Investors Variable Life Account Five
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Fund U for Variable Annuities
       MetLife of CT Fund BD for Variable Annuities
       MetLife of CT Fund BD II for Variable Annuities
       MetLife of CT Fund BD III for Variable Annuities
       MetLife of CT Fund BD IV for Variable Annuities
       MetLife of CT Fund ABD for Variable Annuities
       MetLife of CT Fund ABD II for Variable Annuities
       MetLife of CT Separate Account PF for Variable Annuities
       MetLife of CT Separate Account PF II for Variable Annuities MetLife of CT Separate Account QP for Variable Annuities
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Separate Account TM for Variable Annuities
       MetLife of CT Separate Account TM II for Variable Annuities MetLife of CT Separate Account Five for Variable Annuities
       MetLife of CT Separate Account Six for Variable Annuities
       MetLife of CT Separate Account Seven for Variable Annuities MetLife of CT Separate Account Eight for Variable Annuities MetLife of CT Separate Account Nine for Variable Annuities
       MetLife of CT Separate Account Ten for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL II for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Variable Life Insurance Separate Account One
       MetLife of CT Variable Life Insurance Separate Account Two
       MetLife of CT Variable Life Insurance Separate Account Three MetLife of CT Separate Account Eleven for Variable Annuities MetLife of CT Separate Account Twelve for Variable Annuities MetLife of CT Separate Account Thirteen for Variable Annuities MetLife of CT Separate Account Fourteen for Variable Annuities MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002
       MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002
       Metropolitan Life Variable Annuity Separate Account I
       Metropolitan Life Variable Annuity Separate Account II Metropolitan Life Separate Account E
       Metropolitan Life Separate Account UL
       Paragon Separate Account A
       Paragon Separate Account B
       Paragon Separate Account C
       Paragon Separate Account D
       Metropolitan Series Fund, Inc.
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -----------------------------------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President,
5 Park Plaza                            General Counsel and Secretary
Suite 1900
Irvine, CA 92614

Peter Gruppuso                          Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Leslie Sutherland                       Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Edward C. Wilson                        Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Myrna F. Solomon                        Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew Aiello                           Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt                     Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
260 Madison Avenue
New York, NY 10016

Charles M. Deuth                        Vice President, National Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company      $32,189,140         $0             $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

    (a) Registrant

    (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110

    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

    (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607

    (g) MetLife, 501 Boylston Street, Boston, MA 02116

    (h) MetLife, 200 Park Avenue, New York, NY 10166

    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)

ITEM 31. MANAGEMENT SERVICES

    Not Applicable.

ITEM 32. UNDERTAKINGS

    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS

    First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of New York and State of New York on this 17th day of April, 2008.

                            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (Registrant)

                            FIRST METLIFE INVESTORS INSURANCE COMPANY


                            By: /s/ Richard C. Pearson
                                ------------------------------------------------
                                Richard C. Pearson
                                Vice President, Associate General Counsel and Secretary


                            FIRST METLIFE INVESTORS INSURANCE COMPANY
                            (Depositor)


                            By: /s/ Richard C. Pearson
                                ------------------------------------------------
                                Richard C. Pearson
                                Vice President, Associate General Counsel and Secretary

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 17, 2008.


/s/ Michael K. Farrell*     Chairman of the Board, Chief Executive Officer,
-------------------------   President and Director
Michael K. Farrell


/s/ Charles V. Curcio*      Vice President - Finance (principal financial
-------------------------   officer and principal accounting officer)
Charles V. Curcio


/s/ Norse N. Blazzard*      Director
-------------------------
Norse N. Blazzard


/s/ Robert L. Davidow*      Director
-------------------------
Robert L. Davidow


/s/ Elizabeth M. Forget*    Executive Vice President and Director
-------------------------
Elizabeth M. Forget


/s/ George Foulke*          Director
-------------------------
George Foulke


/s/ Robert A. Hemmings*     Director
-------------------------
Robert A. Hemmings


/s/ Jay S. Kaduson*         Vice President and Director
-------------------------
Jay S. Kaduson


/s/ Lisa S. Kuklinski*      Vice President and Director
-------------------------
Lisa S. Kuklinski


/s/ Richard C. Pearson*     Vice President, Associate General Counsel, Secretary
-------------------------   and Director
Richard C. Pearson


/s/ Thomas A. Price*        Director
-------------------------
Thomas A. Price


/s/ Paul A. Sylvester*      Director
-------------------------
Paul A. Sylvester


/s/ Jeffrey A. Tupper*      Assistant Vice President and Director
-------------------------
Jeffrey A. Tupper


                            *By: /s/ Michele H. Abate
                                 -----------------------------------------------
                                 Michele H. Abate, Attorney-In-Fact
                                 April 17, 2008

*First MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File No. 333-96777/811-08306) filed as Exhibit 13(i) on April 18, 2007.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933, General American Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Registration Statement to be signed on its behalf, in the City of St. Louis and State of Missouri on this 17th day of April, 2008.

                                GENERAL AMERICAN LIFE INSURANCE COMPANY
                                (Guarantor)


                                By: /s/ William C. Lane
                                    --------------------------------------------
                                    William C. Lane
                                    Vice President and Associate General Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 17, 2008


/s/ Lisa M. Weber*              Chairman of the Board, Chief Executive Officer,
-----------------------------   President and Director
Lisa M. Weber


/s/ Michael K. Farrell*         Director
-----------------------------
Michael K. Farrell


/s/ William J. Mullaney*        Director
-----------------------------
William J. Mullaney


/s/ James L. Lipscomb*          Director
-----------------------------
James L. Lipscomb


/s/ Joseph J. Prochaska, Jr.*   Executive Vice President and Chief Accounting
-----------------------------   Officer
Joseph J. Prochaska, Jr.


/s/ Stanley J. Talbi*           Director
-----------------------------
Stanley J. Talbi


/s/ Michael J. Vietri*          Director
-----------------------------
Michael J. Vietri


/s/ William J. Wheeler*         Director
-----------------------------
William J. Wheeler


/s/ James J. Reilly*            Vice President (principal financial officer)
-----------------------------
James J. Reilly


                                Director, Senior Vice President and Treasurer
-----------------------------
Eric T. Steigerwalt


                                    *By:  /s/ Michele H. Abate
                                          --------------------------------------
                                          Michele H. Abate, Attorney-In-Fact
                                          April 17, 2008

*General American Life Insurance Company. Executed by Michele H. Abate, Esquire, on behalf of those indicated pursuant to powers of attorney incorporated by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-96777/811-08306) filed as exhibit 13(ii) on April 18, 2007, except for the Power of Attorney for James J. Reilly, which is incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos. 333-96777/811-08306) filed as Exhibit 13(iii) on July 12, 2007.

                                Index To Exhibits

7.(ii). Reinsurance Agreement and Administrative Services Agreement between
        First MetLife Investors Insurance Company and Metropolitan Life Insurance Company

10.     Consent of the Independent Registered Public Accounting Firm